                                File Nos. 2-24256
                                    811-1343

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
         ---------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 83

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 83
         ---------------------------------------------------------------

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
         ---------------------------------------------------------------
                           (Exact Name of Registrant)

                       Horace Mann Life Insurance Company
         ---------------------------------------------------------------
                               (Name of Depositor)

               One Horace Mann Plaza, Springfield, Illinois 62715
         ---------------------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (217) 789-2500
         ---------------------------------------------------------------
                         (Depositor's Telephone Number)

                                 Ann M. Caparros
                              One Horace Mann Plaza
                           Springfield, Illinois 62715
         ---------------------------------------------------------------
                     (Name and Address of Agent for Service)

                         Copies of Communications to:

                                 Stephen E. Roth
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW
                            Washington, DC 20004-1415

It is proposed that this filing will become effective:

  [_] Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X] On May 1, 2006 pursuant to paragraph (b) of Rule 485

  [] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

  [_] On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

  [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORMS 66-3A AND 66-4A

     The variable annuity Contracts issued by Horace Mann Life Insurance Company on Forms 66-3A and 66-4A are no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contracts on Forms 66-3A and 66-4A for a complete description of their provisions.

     1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges. It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses. All Purchase Payments, net of applicable deductions, including premium taxes if applicable, are invested by the Account in shares of Wilshire VIT Equity Fund -- Horace Mann Shares. There is no annual maintenance fee or transfer charge.

     2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from all distributions paid by the Wilshire VIT Equity Fund -- Horace Mann Shares to the Account or, if the fee is accrued and unpaid, from the value of a Participant's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

     3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 4%.

     4. With respect to the group Contract issued on Form 66-4A, if the Annuitant is no longer in the class of eligible Participants or elects not to continue to participate in the group Contract, the Annuitant may elect, within 31 days after the date of termination, to purchase from Horace Mann Life Insurance Company its individual annuity Contract most nearly similar in benefits and provisions to the group Contract. The individual annuity Contract will be issued at the then attained age of the Annuitant and at the same annual Purchase Payment as the group Contract Certificate, unless otherwise agreed to by Horace Mann Life Insurance Company.

FORM 66-3A AND 66-4A CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge........................................              4.00%
Death Benefit Risk Charge...................................              2.00%
Administration Expense Charge...............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:

Mortality Risk..............................................   0.31%
Expense Risk................................................   0.08%
Total Separate Account Annual M&E Fee.......................   0.39%

Annual Operating Expenses of Wilshire VIT Equity Fund -- Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2005 fiscal year:

Management Fees.............................................   0.55%
12b-1 Fee...................................................   0.25%
Other Expenses..............................................   0.13%
Total Wilshire VIT Equity Fund -- Horace Mann Shares
  Operating Expenses........................................   0.93%

                                                             ACCUMULATION
                                                              UNIT VALUE    ACCUMULATION      ACCUMULATION
                                                             BEGINNING OF    UNIT VALUE     UNITS OUTSTANDING
SUBACCOUNT                                      YEAR ENDED      PERIOD      END OF PERIOD     END OF PERIOD
----------                                      ----------   ------------   -------------   -----------------
WILSHIRE VIT EQUITY FUND HM SHARES              12/31/2005     22.2895         23.5018              105,532
                                                12/31/2004     20.3152         22.2895              117,267
                                                12/31/2003     15.9860         20.3152              123,185
                                                12/31/2002     19.9189          15.986              127,005
                                                12/31/2001     20.8758         19.9189              141,302
                                                12/31/2000     21.9200         20.8758              146,014
                                                12/31/1999     24.3400         21.9200              170,400
                                                12/31/1998     25.6600         24.3400        not available
                                                12/31/1997     23.7600           25.66        not available
                                                12/31/1996     21.6600           23.76        not available

     The "Number of Accumulation Units Outstanding" for this product prior to 12/31/99 are not available.

EXAMPLE(3)

     If you surrender your Flexible Premium Contract at the end of the applicable time period:

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT; ASSUMING 5% ANNUAL
                               RETURN ON ASSETS:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $134     $417      $721      $1,584
======   =======   =======   ========


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund -- Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund -- Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2005. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund -- Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2005.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2005 calendar year. Actual expenses may be greater or less than those shown.

     THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES.

     The date of this Supplement is May 1, 2006.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 66-2A

     The variable annuity Contract issued by Horace Mann Life Insurance Company on Form 66-2A is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 66-2A for a complete description of its provisions.

     1. In lieu of the Surrender Charge, 6% of each Purchase Payment (gross stipulated payment) plus $.50, without any yearly limitation, is deducted for sales and administrative expenses and death benefit charges.

     It is estimated that of the 6% deduction, 4% is for sales expenses and 2% for the death benefit risk. The additional $.50 deduction is for administrative expenses.

     All Purchase Payments, net of applicable deductions including premium taxes if applicable, are invested by the Account in shares of Wilshire VIT Equity
Fund -- Horace Mann Shares. There is no annual maintenance fee or transfer charge.

     2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee is deducted from distributions paid by the Equity Fund to the Account or, if the fee is accrued and unpaid, from the value of a Contract Owner's individual account upon withdrawal or transfer from the Account. This fee is computed weekly at the rate of .0075% of the net assets of the Account (not to exceed .39% on an annual basis). It is estimated that .31% is for mortality risk and .08% is for expense risk.

FORM 66-2A CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge........................................              4.00%
Death Benefit Risk Charge...................................              2.00%
Administration Expense Charge...............................   $.50 per payment
                                                                    plus $10.00
                                                                   issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:

Mortality Risk..............................................   0.31%
Expense Risk................................................   0.08%
Total Separate Account Annual M&E Fee.......................   0.39%

Annual Operating Expenses of Wilshire VIT Equity Fund -- Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2005 fiscal year:

Management Fees.............................................   0.55%
12b-1 Fee...................................................   0.25%
Other Expenses..............................................   0.13%
Total Wilshire VIT Equity Fund -- Horace Mann Shares
  Operating Expenses........................................   0.93%

                                                             ACCUMULATION
                                                              UNIT VALUE    ACCUMULATION      ACCUMULATION
                                                             BEGINNING OF    UNIT VALUE     UNITS OUTSTANDING
SUBACCOUNT                                      YEAR ENDED      PERIOD      END OF PERIOD     END OF PERIOD
----------                                      ----------   ------------   -------------   -----------------
WILSHIRE VIT EQUITY FUND HM SHARES              12/31/2005     22.2895         23.5018              105,532
                                                12/31/2004     20.3152         22.2895              117,267
                                                12/31/2003     15.9860         20.3152              123,185
                                                12/31/2002     19.9189          15.986              127,005
                                                12/31/2001     20.8758         19.9189              141,302
                                                12/31/2000     21.9200         20.8758              146,014
                                                12/31/1999     24.3400         21.9200              170,400
                                                12/31/1998     25.6600         24.3400        not available
                                                12/31/1997     23.7600           25.66        not available
                                                12/31/1996     21.6600           23.76        not available

     The "Number of Accumulation Units Outstanding" for this product prior to 12/31/99 are not available.

EXAMPLE(3)

     If you surrender your Flexible Premium Contract at the end of the applicable time period:


YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT; ASSUMING 5% ANNUAL
                               RETURN ON ASSETS:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $134     $417      $721      $1,584
======   =======   =======   ========


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund -- Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund -- Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2005. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund -- Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2005.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2005 calendar year. Actual expenses may be greater or less than those shown.

     THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES.

     The date of this Supplement is May 1, 2006.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 527-GC

     The group variable annuity Contract issued by Horace Mann Life Insurance Company on Form 527-GC is no longer offered or sold by Horace Mann Life Insurance Company. This earlier Contract remains in effect but differs from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 527-GC for a complete description of its provisions.

     1. The Contract may be terminated or discontinued by the Group Contract Owner upon written notice to Horace Mann Life Insurance Company. The written notice must specify the date for termination which may not be earlier than 30 days following the date such notice is received by Horace Mann Life Insurance Company. The Contract may be discontinued by Horace Mann Life Insurance Company upon 90 days' written notice to the Group Contract Owner.

     2. If the Contract is terminated or the Annuitant ceases to be in the class of eligible Annuitants, the Annuitant may elect within 90 days thereafter to purchase from Horace Mann Life Insurance Company the individual annuity Contract most similar in benefits and provisions to those of the Annuitant's Certificate.

     3. At the end of each fiscal year, Horace Mann Life Insurance Company may, in its discretion, determine an experience credit to be equitably applied based on the mortality experience and administration costs of the Contract.

     4. The Contract's minimum Purchase Payment is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 in any Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each payment. All Purchase Payments net of applicable deductions, are invested by the Account in shares of the Wilshire VIT Equity Fund -- Horace Mann Shares. There is no annual maintenance charge or transfer charge.

     5. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Wilshire VIT Equity Fund -- Horace Mann Shares to the Account or to the extent such distributions are accrued and unpaid, from the value of a Participant's account upon withdrawal or transfer of the Participant's interest out of the Account. It is estimated that .24% is for mortality risk and .05% is for expense risk.

     6. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 527-GC CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge........................................                 3.20%
Death Benefit Risk Charge...................................                 0.20%
Administration Expense Charge...............................    1.60% and $.50 per
                                                               payment plus $20.00
                                                                      issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:

Mortality Risk..............................................   0.24%
Expense Risk................................................   0.05%
Total Separate Account Annual M&E Fee.......................   0.29%

Annual Operating Expenses of Wilshire VIT Equity Fund -- Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2005 fiscal year:

Management Fees.............................................   0.55%
12b-1 Fee...................................................   0.25%
Other Expenses..............................................   0.13%
Total Wilshire VIT Equity Fund -- Horace Mann Shares
  Operating Expenses........................................   0.93%

                                                            ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION      ACCUMULATION
                                                            BEGINNING OF    UNIT VALUE     UNITS OUTSTANDING
SUBACCOUNT                                     YEAR ENDED      PERIOD      END OF PERIOD     END OF PERIOD
----------                                     ----------   ------------   -------------   -----------------
WILSHIRE VIT EQUITY FUND HM SHARES             12/31/2005      22.3865        23.6277              380,870
                                               12/31/2004      20.3833        22.3865              411,900
                                               12/31/2003      16.0238        20.3833              485,223
                                               12/31/2002      19.9457        16.0238              514,288
                                               12/31/2001      20.8827        19.9457              603,060
                                               12/31/2000      21.9200        20.8827              700,133
                                               12/31/1999      24.3400        21.9200              834,993
                                               12/31/1998      25.6600        24.3400        not available
                                               12/31/1997      23.7600        25.6600        not available
                                               12/31/1996      21.6600        23.7600        not available

     The "Number of Accumulation Units Outstanding" for this product prior to 12/31/99 are not available.

EXAMPLE(3)

     If you surrender your Flexible Premium Contract at the end of the applicable time period:

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT; ASSUMING 5% ANNUAL
                               RETURN ON ASSETS:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $124     $386      $668      $1,471
======   =======   =======   ========


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund -- Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund -- Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2005. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund -- Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2005.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2005 calendar year. Actual expenses may be greater or less than those shown.

     THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES FUND.

     The date of this Supplement is May 1, 2006.

SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2006

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FOR CONTRACTS ISSUED ON
FORM 529

     The individual variable annuity Contract issued by Horace Mann Life Insurance Company on Form 529 is no longer offered or sold by Horace Mann Life Insurance Company. These earlier Contracts remain in effect but differ from the Contracts described in the Prospectus in the following material respects. Please refer to the Contract on Form 529 for a complete description of its provisions.

     1. The Contract's minimum Purchase Payment (gross stipulated payment) is $10. Minimum annual Purchase Payments that may be allocated to the Account are $200. In lieu of the Surrender Charge, 5% of each Purchase Payment plus $.50 is deducted for sales and administrative expenses and death benefit charges. The $.50 charge may not exceed $6.00 in any Contract Year. If Purchase Payments are allocated to both the Fixed Accumulation Account and the Separate Account, the per payment fee is $.75, not to exceed $9.00 per Contract Year. It is estimated that of the 5% deduction, 3.2% is for sales expenses, 0.2% is for the death benefit risk and 1.6% is for administrative expenses. Premium taxes payable, if applicable, are deducted from each Purchase Payment. All Purchase Payments, net of applicable deductions, are invested by the Account in shares of the Wilshire VIT Equity Fund -- Horace Mann Shares. There is no annual maintenance charge or transfer charge.

     2. In lieu of the Mortality and Expense Risk Fee ("M&E Fee") described in the Prospectus, a fee for mortality and expense risk, computed weekly at the rate of .005575% of the net assets of the Account (not to exceed .29% on an annual basis), will be deducted from dividends and other distributions paid by the Wilshire VIT Equity Fund -- Horace Mann Shares to the Account, or to the extent such distributions are accrued and unpaid, from the value of a Contract Owner's account upon withdrawal or transfer of the Contract Owner's interest out of the Account. It is estimated that .24% of such charge is for mortality risk and .05% is for expense risk.

     3. The "present value factor" used in calculating the actuarial liability of the Variable Retirement Annuity Account is computed using the Progressive Annuity Mortality Table with interest at 3.5%. Consequently, the interest rate used to compute the value of a Variable Retirement Annuity Unit is 3.79% (of which .29% represents the charge for mortality and expense risks).

FORM 529 CONTRACTS

Contract Owner Transaction Expenses,(1) as a percentage of Purchase Payments:

Sales Expense Charge........................................                 3.20%
Death Benefit Risk Charge...................................                 0.20%
Administration Expense Charge...............................    1.60% and $.50 per
                                                               payment plus $20.00
                                                                      issuance fee

Separate Account Annual M&E Fee, as a percentage of average account value:

Mortality Risk..............................................   0.24%
Expense Risk................................................   0.05%
Total Separate Account Annual M&E Fee.......................   0.29%

Annual Operating Expenses of Wilshire VIT Equity Fund -- Horace Mann Shares,(2) as a percentage of average net assets for the December 31, 2005 fiscal year:

Management Fees.............................................   0.55%
12b-1 Fee...................................................   0.25%
Other Expenses..............................................   0.13%
Total Wilshire VIT Equity Fund -- Horace Mann Shares
  Operating Expenses........................................   0.93%

                                                            ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION      ACCUMULATION
                                                            BEGINNING OF    UNIT VALUE     UNITS OUTSTANDING
SUBACCOUNT                                     YEAR ENDED      PERIOD      END OF PERIOD     END OF PERIOD
----------                                     ----------   ------------   -------------   -----------------
WILSHIRE VIT EQUITY FUND HM SHARES             12/31/2005     22.3865         23.6277              380,870
                                               12/31/2004     20.3833         22.3865              411,900
                                               12/31/2003     16.0238         20.3833              485,223
                                               12/31/2002     19.9457         16.0238              514,288
                                               12/31/2001     20.8827         19.9457              603,060
                                               12/31/2000     21.9200         20.8827              700,133
                                               12/31/1999     24.3400         21.9200              834,993
                                               12/31/1998     25.6600         24.3400        not available
                                               12/31/1997     23.7600         25.6600        not available
                                               12/31/1996     21.6600         23.7600        not available

     The "Number of Accumulation Units Outstanding" for this product prior to 12/31/99 are not available.

EXAMPLE(3)

     If you surrender your Flexible Premium Contract at the end of the applicable time period:

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $10,000 INVESTMENT; ASSUMING 5% ANNUAL
                               RETURN ON ASSETS:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $124     $386      $668      $1,471
======   =======   =======   ========


(1) Premium taxes, currently ranging between 0 and 3.5%, are not included. The rate varies depending upon state of residence, and not all states impose premium taxes. Also, depending on the state, taxes are taken from Purchase Payments or are levied at annuitization.

(2) The Operating Expenses of the Wilshire VIT Equity Fund -- Horace Mann Shares are borne indirectly by Contract Owners. The Other Expenses for the Wilshire VIT Equity Fund -- Horace Mann Shares are shown based on actual amounts for the fiscal year ended December 31, 2005. The subadvisers seek the best price and execution on each transaction and negotiate commission rates solely on the execution requirements of each trade. Occasionally they place, under a directed brokerage arrangement, common stock trades with a broker/dealer who credits to the Wilshire VIT Equity Fund -- Horace Mann Shares part of the commissions paid (Commission Credits). The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2005.

(3) The EXAMPLE should not be considered a representation of past or future expenses. Amounts shown are based on the average cash value of the average number of annuity Contracts in the accumulation phase during the 2005 calendar year. Actual expenses may be greater or less than those shown.

     THE PURPOSE OF THE TABLE IS TO ASSIST CONTRACT OWNERS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT THEY BEAR DIRECTLY OR INDIRECTLY. THE TABLE REFLECTS EXPENSES OF THE SEPARATE ACCOUNT AS WELL AS THOSE OF THE WILSHIRE VIT EQUITY FUND -- HORACE MANN SHARES.

     The date of this Supplement is May 1, 2006.

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY
CONTRACTS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


MAY 1, 2006

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT SINGLE PREMIUM CONTRACTS FOR INDIVIDUALS FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS


     This prospectus offers Variable, qualified annuity Contracts to individuals. These Contracts were issued by Horace Mann Life Insurance Company ("HMLIC") as flexible premium Contracts or as single premium Contracts. These Contracts are no longer sold by HMLIC. They were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:



LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund


LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire Target Large Company Value Portfolio (Investment Class)


          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Core


          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(4)


     Large Growth


          AllianceBernstein VIP Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


          Wilshire Target Large Company Growth Portfolio (Investment Class)(1)


MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Ariel Appreciation Fund(R)(2)


          Wells Fargo Advantage VT Opportunity Fund(SM)(3)


     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(4)


          Fidelity VIP Mid Cap Portfolio SC 2


          Rainier Small/Mid Cap Equity Portfolio


     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(4)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)(3)


SMALL COMPANY STOCK FUNDS


     Small Value


          Ariel Fund(R)(2)


          Royce Capital Fund Small-Cap Portfolio


          T. Rowe Price Small-Cap Value Fund -- Advisor Class(3)


          Wilshire Target Small Company Value Portfolio (Investment Class)


     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


          Neuberger Berman Genesis Fund -- Advisor Class


          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(3)


     Small Growth


          AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth
            Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(3)


          Delaware VIP Trend Series -- Service Class


          Wilshire Target Small Company Growth Portfolio (Investment Class)(4)


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares


INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares


SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares


REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.


BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares


BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares


MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio

()(1) For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.



()(2)  This Fund is not available as an investment option for a 457(b) Contract.



()(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       T. Rowe Price Small-Cap Stock Fund -- Advisor Class


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio


       T. Rowe Price Small-Cap Value Fund -- Advisor Class



   However, as of May 1, 2006, the Wells Fargo Advantage Discovery Fund is again available for allocations and transfers under existing Contracts.



(4) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio


       Wilshire Target Small Company Growth Portfolio (Investment Class)



     Trademarks used in this document are owned by and used with the permission of the appropriate company.



     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2006. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 57 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
    ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.


                  The date of this prospectus is May 1, 2006.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE
                                                                        ----
DEFINITIONS                                                               4
SUMMARY                                                                   6
FEE TABLES AND EXAMPLE                                                    9
CONDENSED FINANCIAL INFORMATION                                          13
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
  UNDERLYING FUNDS                                                       24
  Horace Mann Life Insurance Company                                     24
  The Separate Account                                                   24
  The Underlying Funds                                                   24
THE CONTRACTS                                                            34
  Contract Owners' Rights                                                34
  Purchasing the Contract                                                34
  Purchase Payments                                                      34
    Amount and Frequency of Purchase Payments                            34
    Allocation of Net Purchase Payments                                  34
    Accumulation Units and Accumulation Unit Value                       34
  Transactions                                                           36
    Transfers                                                            36
    Dollar Cost Averaging                                                36
    Rebalancing                                                          37
    Changes to Purchase Payment Allocations                              38
    Market Timing                                                        38
    Surrender or Withdrawal Before Commencement of Annuity Period        39
    Payments We Make                                                     39
    Confirmations                                                        40
  Deductions and Expenses                                                40
    Annual Maintenance Charge                                            40
    Mortality and Expense Risk Fee                                       40
    Surrender Charges                                                    40
    Operating Expenses of the Underlying Funds                           40
    Premium Taxes                                                        40
  Death Benefit Proceeds                                                 41
  Annuity Payments                                                       41
  Annuity Payment Options                                                41
  Amount of Fixed and Variable Annuity Payments                          42
  Misstatement of Age                                                    43
  Modification of the Contract                                           43
INDIVIDUAL PRODUCT INFORMATION                                           43
TAX CONSEQUENCES                                                         53
  Separate Account                                                       53
  Owner Control                                                          53
  Transfers, Assignments, or Exchanges of a Contract                     53
  Contract Owners                                                        53
    Contribution Limitations and General Requirements Applicable to
      Qualified Plans                                                    53
    Taxation of Contract Benefits                                        55
    Additional Taxes                                                     55
VOTING RIGHTS                                                            56
OTHER INFORMATION                                                        56
ADDITIONAL INFORMATION                                                   57


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The recipient of Income Payments.


     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax, outstanding loan and applicable withdrawal charge.



     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the Annuity Period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.


     ANNUITY PERIOD: The period during which Income Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: This prospectus offers Variable annuity contracts to individuals as flexible premium Contracts. The term "Contract" in this prospectus generally will be used to describe Contracts issued to individuals.



     CONTRACT OWNER (YOU, YOUR): The individual to whom the Contract is issued.



     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.


     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.


     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.



     HOME OFFICE: The mailing address and telephone number of our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.


     MATURITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

     In addition, Qualified Plans often place certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "The Contract -- Required Minimum Distribution."

     MUTUAL FUND(S): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.


     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following Contracts: Internal Revenue Code ("IRC") Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC Section 408A Roth IRA; IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.


     SCHEDULED UPDATE: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.


     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.


     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.



     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.


     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.


     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before the time annuity Income Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract(s). This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds. The Contracts offered by this prospectus are Qualified Plans and are no longer sold. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.



     The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/ dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.


WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in no more than 24 Subaccounts at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund



LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire Target Large Company Value Portfolio (Investment Class)


          Wilshire VIT Equity Fund -- Horace Mann Shares



     Large Core


          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(4)



     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


          Wilshire Target Large Company Growth Portfolio (Investment Class)(1)



MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Ariel Appreciation Fund(R)(2)


          Wells Fargo Advantage VT Opportunity Fund(SM)(3)



     Mid Core


          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares(4)


          Fidelity VIP Mid Cap Portfolio SC 2


          Rainier Small/Mid Cap Equity Portfolio



     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(4)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)(3)

SMALL COMPANY STOCK FUNDS


     Small Value


          Ariel Fund(R)(2)


          Royce Capital Fund Small-Cap Portfolio


          T. Rowe Price Small-Cap Value Fund -- Advisor Class(3)


          Wilshire Target Small Company Value Portfolio (Investment Class)



     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


          Neuberger Berman Genesis Fund -- Advisor Class


          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(3)



     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(3)


          Delaware VIP Trend Series -- Service Class


          Wilshire Target Small Company Growth Portfolio (Investment Class)(4)


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares



INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares



SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares



REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.



BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares



BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares



MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



(1) For Contracts issued before September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.


(2)  This Fund is not available as an investment option for a 457(b) Contract.


(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



        Wells Fargo Advantage VT Discovery Fund(SM)


        T. Rowe Price Small-Cap Stock Fund -- Advisor Class


        Wells Fargo Advantage VT Opportunity Fund(SM)


        Credit Suisse Trust Small Cap Growth Portfolio


        T. Rowe Price Small-Cap Value Fund -- Advisor Class



   However, as of May 1, 2006, the Wells Fargo VT Advantage Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(4) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.



        JPMorgan U.S. Large Cap Core Equity Portfolio


        Dreyfus Investment Portfolio: Mid Cap Stock Portfolio --   Service
        Shares


        Lord Abbett Series Fund Growth Opportunities Portfolio


        Wilshire Target Small Company Growth Portfolio (Investment Class)



     (b) FIXED ACCOUNT -- You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)


WHEN CAN I TRANSFER BETWEEN ACCOUNTS?


     At any time before the Contract's Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Variable Investment Options and within the Variable Investment Options. The dollar cost averaging program is only available before the Annuity Date. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see "The Contract -- Transactions -- Transfers."


MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?


     Unless restricted by the Internal Revenue Code of 1986 as amended ("IRC"), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges."

WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.


     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of Your product.



     A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions does not have an annual maintenance fee. See the "Individual Product Information" section for the annual maintenance fee of Your product.



     We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?


     Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the Net Purchase Payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.


WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?


     Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.



     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Income
Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount, and Interest Income Payments.

FEE TABLES AND EXAMPLE

--------------------------------------------------------------------------------


     The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If you are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.



CONTRACT OWNER TRANSACTION EXPENSES:(1)



                                                                                        VARIABLE       VARIABLE
                          ANNUITY         ANNUITY          ANNUITY           NEW       RETIREMENT     RETIREMENT
                        ALTERNATIVES   ALTERNATIVES 2   ALTERNATIVES 2    SOLUTIONS      ANNUITY        ANNUITY
                        (IC-408000)     (IC-437000)      (IC-438000)     (IC-441000)   (IC-417000)    (IC-418000)
                        ------------   --------------   --------------   -----------   -----------   -------------
Surrender Charges(2)
  (as a percentage of
  amount surrendered,
  if applicable)             8%              8%               8%              8%            5%         8% fixed
                                                                                                     5% (variable)



                           MAXIMUM       MAXIMUM       MAXIMUM       MAXIMUM       MAXIMUM       MAXIMUM
                          SOLUTIONS     SOLUTIONS     SOLUTIONS     SOLUTIONS     SOLUTIONS     SOLUTIONS
                         (IC-426000)   (IC-427000)   (IC-428000)   (IC-429000)   (IC-430000)   (IC-431000)
                         -----------   -----------   -----------   -----------   -----------   -----------
Surrender Charges(2)
  (as a percentage of
  amount surrendered,
  if applicable)              7%            6%            6%            7%            6%           6%



()(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range between 0% and 3.5%.



()(2)  The Surrender Charge declines to zero over time.



                                                                                     VARIABLE
                                                                                    RETIREMENT
                                    ANNUITY                        VARIABLE           ANNUITY
                   ANNUITY       ALTERNATIVES 2        NEW        RETIREMENT        (IC-418000)
                 ALTERNATIVES    (IC-437000 AND     SOLUTIONS       ANNUITY      -----------------
CONTRACT YEAR    (IC-408000)       IC-438000)      (IC-441000)    (IC-417000)    FIXED    VARIABLE
-------------    ------------    --------------    -----------    -----------    -----    --------
      1               8                8                8              5           8         5
      2               8                7                7              4           7         4
      3               6                6                6              3           6         3
      4               4                4                5              2           5         2
      5               2                2                4              1           4         1
      6               0                0                3              0           3         0
      7               0                0                2              0           2         0
      8               0                0                1              0           1         0
      9               0                0                0              0           0         0



                                   MAXIMUM                          MAXIMUM
                   MAXIMUM        SOLUTIONS         MAXIMUM        SOLUTIONS
                  SOLUTIONS     (IC-427000 AND     SOLUTIONS     (IC-430000 AND
CONTRACT YEAR    (IC-426000)      IC-428000)      (IC-429000)      IC-431000)
-------------    -----------    --------------    -----------    --------------
      1               7                6               7                6
      2               6                5               6                5
      3               5                5               5                4
      4               5                5               4                3
      5               5                5               3                2
      6               0                0               2                1
      7               0                0               1                0
      8               0                0               0                0
      9               0                0               0                0

     We guarantee that the aggregate surrender fee charged will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."



     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



                                                                                        VARIABLE      VARIABLE
                          ANNUITY         ANNUITY          ANNUITY           NEW       RETIREMENT    RETIREMENT
                        ALTERNATIVES   ALTERNATIVES 2   ALTERNATIVES 2    SOLUTIONS      ANNUITY       ANNUITY
                        (IC-408000)     (IC-437000)      (IC-438000)     (IC-441000)   (IC-417000)   (IC-418000)
                        ------------   --------------   --------------   -----------   -----------   -----------
Annual Contract Fee(1)     $  25           $  25            $  25           $  25         $  25         $  25
Separate Account
  Annual Expenses (as
  a
  percentage of
  average Variable
  Cash Value)
  Mortality and
  Expense Risk Fees         1.25%           1.25%            1.25%           1.25%         1.25%         1.25%
Total Separate Account
  Annual Expenses           1.25%           1.25%            1.25%           1.25%         1.25%         1.25%



                           MAXIMUM       MAXIMUM       MAXIMUM       MAXIMUM       MAXIMUM       MAXIMUM
                          SOLUTIONS     SOLUTIONS     SOLUTIONS     SOLUTIONS     SOLUTIONS     SOLUTIONS
                         (IC-426000)   (IC-427000)   (IC-428000)   (IC-429000)   (IC-430000)   (IC-431000)
                         -----------   -----------   -----------   -----------   -----------   -----------
Annual Contract Fee(1)      $   0         $   0         $   0         $   0         $   0         $   0
Separate Account Annual
  Expenses (as a
  percentage of average
  Variable Cash Value)
  Mortality and Expense
  Risk Fees                  0.95%         0.95%         0.95%         0.95%         0.95%         0.95%
Total Separate Account
  Annual Expenses            0.95%         0.95%         0.95%         0.95%         0.95%         0.95%



     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2005. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(2)            LOWEST   HIGHEST
--------------------------------------------------            ------   -------
(expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service
  (12b-1) fees and other expenses)                            0.35%     2.36%
                                                              ======   =======



EXAMPLE



     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable surrender charges, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2005. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


ANNUITY ALTERNATIVES (IC-408000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,196   $1,790    $2,179     $4,041
======   =======   =======   ========


()(1) The annual contract fee is waived if the Contract value equals or exceeds $10,000.



()(2) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.

     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $385    $1,167    $1,966     $4,041
======   =======             ========


ANNUITY ALTERNATIVES 2 (IC-437000 AND IC-438000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,196   $1,790    $2,179     $4,041
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $385    $1,167    $1,966     $4,041
======   =======   =======   ========

NEW SOLUTIONS (IC-441000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,196   $1,790    $2,391     $4,041
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $385    $1,167    $1,966     $4,041
======   =======   =======   ========

VARIABLE RETIREMENT ANNUITY (IC-417000 AND IC-418000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $892    $1,478    $2,073     $4,041
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $385    $1,167    $1,966     $4,041
======   =======   =======   ========

MAXIMUM SOLUTIONS (IC-426000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,042   $1,534    $2,253     $3,569
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,009    $1,710     $3,569
======   =======   =======   ========

MAXIMUM SOLUTIONS (IC-429000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,042   $1,534    $2,036     $3,569
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,009    $1,710     $3,569
======   =======   =======   ========

MAXIMUM SOLUTIONS (IC-427000 AND IC-428000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $941    $1,534    $2,253     $3,569
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,009    $1,710     $3,569
======   =======   =======   ========

MAXIMUM SOLUTIONS (IC-430000 AND IC-431000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $941    $1,429    $1,927     $3,569
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,009    $1,710     $3,569
======   =======   =======   ========

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Income
Fund -- Horace Mann Shares, Balanced Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth
Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Target Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund(R) and the Ariel Appreciation Fund(R) were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series -- Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend
Series -- Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



     Check the "Individual Product Information" section for the "M&E Fee" on your Contract, and then select the appropriate table below.



1.25 M & E



                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
ALLIANCEBERNSTEIN VPS                12/31/2005          23.10               26.20                886,468
LARGE CAP GROWTH                     12/31/2004          21.58               23.10                778,032
PORTFOLIO                            12/31/2003          17.71               21.58                647,349
                                     12/31/2002          25.94               17.71                499,185
                                     12/31/2001          31.81               25.94                344,424
                                     12/31/2000          40.86*              31.81                127,242
ARIEL FUND(R)(2)                     12/31/2005          54.37               54.19                533,763
                                     12/31/2004          45.13               54.37                449,239
                                     12/31/2003          35.69               45.13                346,642
                                     12/31/2002          38.11               35.69                236,427
                                     12/31/2001          34.63*              38.11                 61,005
ARIEL APPRECIATION FUND(R)(2)        12/31/2005          47.99               48.77                894,108
                                     12/31/2004          42.96               47.99                744,074
                                     12/31/2003          33.20               42.96                565,684
                                     12/31/2002          37.51               33.20                380,634
                                     12/31/2001          34.01*              37.51                105,004
CREDIT SUISSE TRUST                  12/31/2005          18.64               17.92                221,197
SMALL CAP GROWTH                     12/31/2004          17.03               18.64                238,930
PORTFOLIO(3)                         12/31/2003          11.60               17.03                227,577
                                     12/31/2002          17.73               11.60                199,135
                                     12/31/2001          21.37               17.73                159,315
                                     12/31/2000          27.18*              21.37                 77,312
DAVIS VALUE PORTFOLIO                12/31/2005          11.52               12.45                658,602
                                     12/31/2004          10.39               11.52                569,355
                                     12/31/2003           8.10               10.39                455,070
                                     12/31/2002           9.80                8.10                364,544
                                     12/31/2001          11.08                9.80                321,139
                                     12/31/2000          11.55*              11.08                132,825

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
DELAWARE VIP GROWTH OPPORTUNITIES    12/31/2005          15.70               17.24                 29,062
SERIES SERVICE CLASS                 12/31/2004          14.31*              15.70                 11,013
DELAWARE VIP TREND                   12/31/2005          30.25               31.56                  8,908
SERIES SERVICE CLASS                 12/31/2004          28.68*              30.25                  1,560
DREYFUS INVESTMENT PORTFOLIO         12/31/2005          17.90               19.25                 30,905
MIDCAP STOCK PORTFOLIO SERVICE
  SHARES(4)                          12/31/2004          16.01*              17.90                  8,834
FIDELITY VIP GROWTH                  12/31/2005          32.37               33.72              1,031,956
PORTFOLIO SC2                        12/31/2004          31.78               32.37                924,998
                                     12/31/2003          24.28               31.78                735,345
                                     12/31/2002          35.27               24.28                568,965
                                     12/31/2001          43.48               35.27                390,031
                                     12/31/2000          53.19*              43.48                161,281
FIDELITY VIP GROWTH & INCOME         12/31/2005          14.25               15.12                821,349
PORTFOLIO SC2                        12/31/2004          13.68               14.25                683,112
                                     12/31/2003          11.22               13.68                484,327
                                     12/31/2002          13.66               11.22                323,437
                                     12/31/2001          15.20               13.66                211,580
                                     12/31/2000          16.04*              15.20                 54,943
FIDELITY VIP HIGH INCOME             12/31/2005           9.77                9.87                321,144
PORTFOLIO SC2                        12/31/2004           9.04                9.77                218,819
                                     12/31/2003           7.23                9.04                156,838
                                     12/31/2002           7.08                7.23                 83,910
                                     12/31/2001           8.15                7.08                 52,829
                                     12/31/2000           9.92*               8.15                 31,556
FIDELITY VIP INDEX 500               12/31/2005         136.18              140.61                313,854
PORTFOLIO SC2                        12/31/2004         124.96              136.18                262,595
                                     12/31/2003          98.76              124.96                201,115
                                     12/31/2002         128.98               98.76                143,919
                                     12/31/2001         148.95              128.98                 89,888
                                     12/31/2000         169.89*             148.95                 34,085
FIDELITY VIP INVESTMENT              12/31/2005          15.52               15.62              1,007,448
GRADE BOND PORTFOLIO SC2             12/31/2004          15.09               15.52                857,504
                                     12/31/2003          14.56               15.09                765,200
                                     12/31/2002          13.39               14.56                578,933
                                     12/31/2001          12.54               13.39                240,969
                                     12/31/2000          12.03*              12.54                 21,897
FIDELITY VIP MID CAP                 12/31/2005          28.84               33.61              1,057,318
PORTFOLIO SC2                        12/31/2004          23.42               28.84                909,123
                                     12/31/2003          17.15               23.42                765,087
                                     12/31/2002          19.30               17.15                644,149
                                     12/31/2001          20.25               19.30                529,851
                                     12/31/2000          20.04*              20.25                233,156
FIDELITY VIP OVERSEAS                12/31/2005          19.25               22.58                774,482
PORTFOLIO SC2                        12/31/2004          17.20               19.25                604,561
                                     12/31/2003          12.17               17.20                407,324
                                     12/31/2002          15.50               12.17                293,133
                                     12/31/2001          19.91               15.50                200,060
                                     12/31/2000          23.33*              19.91                 71,864
GOLDMAN SACHS VIT                    12/31/2005          15.00               15.72                 57,784
STRUCTURED SMALL CAP EQUITY FUND     12/31/2004          13.12*              15.00                 16,830

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
JP MORGAN U.S. LARGE CAP CORE        12/31/2005          13.21               13.22              1,238,265
EQUITY PORTFOLIO(4)                  12/31/2004          12.21               13.21              1,071,858
                                     12/31/2003           9.65               12.21                859,650
                                     12/31/2002          12.97                9.65                644,912
                                     12/31/2001          14.90               12.97                410,417
                                     12/31/2000          17.20*              14.90                125,348
LORD ABBETT SERIES FUND              12/31/2005          13.21               13.65                 73,028
GROWTH OPPORTUNITIES PORTFOLIO(4)    12/31/2004          12.08*              13.21                 21,837
NEUBERGER BERMAN                     12/31/2005          27.76               31.80                738,382
GENESIS FUND                         12/31/2004          23.74               27.76                592,938
                                     12/31/2003          18.30               23.74                472,551
                                     12/31/2002          19.14               18.30                369,727
                                     12/31/2001          17.35               19.14                204,094
                                     12/31/2000          15.88*              17.35                 15,000
PUTNAM VT VISTA FUND                 12/31/2005          13.53               14.99                437,342
(IB SHARES)                          12/31/2004          11.55               13.53                417,950
                                     12/31/2003           8.78               11.55                405,260
                                     12/31/2002          12.82                8.78                354,292
                                     12/31/2001          19.52               12.82                312,576
                                     12/31/2000          24.81*              19.52                149,430
RAINIER SMALL/MID CAP                12/31/2005          34.93               40.54                339,335
EQUITY PORTFOLIO                     12/31/2004          30.13               34.93                278,917
                                     12/31/2003          20.86               30.13                230,482
                                     12/31/2002          26.41               20.86                182,294
                                     12/31/2001          27.84               26.41                129,167
                                     12/31/2000          30.31*              27.84                 52,763
ROYCE CAPITAL FUND                   12/31/2005           9.41               10.09                244,500
SMALL-CAP PORTFOLIO                  12/31/2004           8.17*               9.41                 85,206
T. ROWE PRICE SMALL-CAP              12/31/2005          36.01               38.50                384,016
STOCK FUND ADVISOR CLASS(3)          12/31/2004          30.78               36.01                379,453
                                     12/31/2003          23.60               30.78                331,165
                                     12/31/2002          27.92               23.60                264,418
                                     12/31/2001          26.52               27.92                163,849
                                     12/31/2000          26.96*              26.52                 47,445
T. ROWE PRICE SMALL-CAP              12/31/2005          40.82               43.76                413,874
VALUE FUND ADVISOR CLASS(3)          12/31/2004          32.94               40.82                418,916
                                     12/31/2003          24.48               32.94                377,185
                                     12/31/2002          25.30               24.48                299,718
                                     12/31/2001          21.02               25.30                139,770
                                     12/31/2000          20.48*              21.02                 15,913
WELLS FARGO ADVANTAGE VT             12/31/2005          16.94*              14.21                571,068
DISCOVERY FUND(SM) (FORMERLY         12/31/2004          14.39               16.94                455,021
STRONG MID CAP GROWTH FUND II)(3)    12/31/2003          10.86               14.39                424,282
                                     12/31/2002          17.61               10.86                351,842
                                     12/31/2001          25.76               17.61                264,967
                                     12/31/2000          36.15*              25.76                130,119
WELLS FARGO ADVANTAGE VT             12/31/2005          29.96               31.93                294,959
OPPORTUNITY FUND(SM)(3)              12/31/2004          25.66               29.96                304,488
                                     12/31/2003          18.96               25.66                285,496
                                     12/31/2002          26.24               18.96                244,938
                                     12/31/2001          27.54               26.24                163,069
                                     12/31/2000          28.68*              27.54                 46,246

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
DOW JONES WILSHIRE 5000 INDEX        12/31/2005          10.12               10.58              1,780,697
PORTFOLIO INSTITUTIONAL(1)           12/31/2004           9.18               10.12              1,893,301
                                     12/31/2003           7.15                9.18              1,839,959
                                     12/31/2002           9.17                7.15              1,741,166
                                     12/31/2001          10.47                9.17              1,697,179
                                     12/31/2000          12.18*              10.47              1,388,165
DOW JONES WILSHIRE 5000 INDEX        12/31/2005           9.92               10.34                886,643
PORTFOLIO INVESTMENT                 12/31/2004           9.03                9.92                687,189
                                     12/31/2003           7.06                9.03                472,140
                                     12/31/2002           9.07                7.06                317,084
                                     12/31/2001          10.38                9.07                184,599
                                     12/31/2000          12.16*              10.38                 36,476
WILSHIRE TARGET LARGE CO.            12/31/2005          31.29               33.64                667,289
GROWTH PORTFOLIO INSTITUTIONAL(1)    12/31/2004          29.59               31.29                676,482
                                     12/31/2003          23.61               29.59                648,362
                                     12/31/2002          30.49               23.61                595,185
                                     12/31/2001          36.90               30.49                581,736
                                     12/31/2000          46.14*              36.90                446,567
WILSHIRE TARGET LARGE CO.            12/31/2005          30.67               32.86                360,477
GROWTH PORTFOLIO INVESTMENT          12/31/2004          29.11               30.67                284,345
                                     12/31/2003          23.31               29.11                204,673
                                     12/31/2002          30.17               23.31                142,169
                                     12/31/2001          36.63               30.17                 84,544
                                     12/31/2000          45.85*              36.63                 15,529
WILSHIRE TARGET LARGE CO.            12/31/2005          24.09               25.99                834,983
VALUE PORTFOLIO INVESTMENT           12/31/2004          21.60               24.09                686,425
                                     12/31/2003          17.02               21.60                576,488
                                     12/31/2002          20.82               17.02                443,150
                                     12/31/2001          21.34               20.82                253,308
                                     12/31/2000          20.06*              21.34                 23,157
WILSHIRE TARGET SMALL CO.            12/31/2005          20.20               20.67                143,219
GROWTH PORTFOLIO INVESTMENT(4)       12/31/2004          17.47               20.20                112,451
                                     12/31/2003          12.91               17.47                 84,432
                                     12/31/2002          15.19               12.91                 58,508
                                     12/31/2001          15.87               15.19                 25,816
                                     12/31/2000          17.80*              15.87                  7,467
WILSHIRE TARGET SMALL CO. VALUE      12/31/2005          23.32               24.54                142,596
PORTFOLIO INVESTMENT                 12/31/2004          19.44               23.32                129,769
                                     12/31/2003          14.43               19.44                114,100
                                     12/31/2002          15.88               14.43                111,169
                                     12/31/2001          13.72               15.88                 77,121
                                     12/31/2000          12.34*              13.72                  5,681
WILSHIRE VIT BALANCED                12/31/2005          19.87               20.46             12,018,094
FUND -- HORACE MANN SHARES           12/31/2004          18.59               19.87             13,033,346
                                     12/31/2003          15.74               18.59             13,967,082
                                     12/31/2002          17.38               15.74             14,684,684
                                     12/31/2001          17.42               17.38             16,148,759
                                     12/31/2000          17.27               17.42             17,434,293
                                     12/31/1999          18.90               17.27             22,591,194
                                     12/31/1998          19.82               18.90             21,781,222
                                     12/31/1997          18.94               19.82             18,709,483
                                     12/31/1996          18.00               18.94             15,151,785

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
WILSHIRE VIT EQUITY                  12/31/2005          21.47               22.45             12,143,394
FUND -- HORACE MANN SHARES           12/31/2004          19.74               21.47             13,354,870
                                     12/31/2003          15.67               19.74             14,334,218
                                     12/31/2002          19.69               15.67             15,070,307
                                     12/31/2001          20.82               19.69             16,474,940
                                     12/31/2000          21.92               20.82             17,693,804
                                     12/31/1999          24.34               21.92             22,490,546
                                     12/31/1998          25.66               24.34             22,401,337
                                     12/31/1997          23.76               25.66             18,317,985
                                     12/31/1996          21.66               23.76             13,503,527
WILSHIRE VIT INCOME                  12/31/2005          16.91               17.03              1,260,463
FUND -- HORACE MANN SHARES           12/31/2004          16.32               16.91              1,201,525
                                     12/31/2003          15.39               16.32              1,128,161
                                     12/31/2002          14.27               15.39              1,105,681
                                     12/31/2001          13.27               14.27                896,686
                                     12/31/2000          12.24               13.27                806,285
                                     12/31/1999          13.24               12.24              1,032,770
                                     12/31/1998          13.00               13.24              1,006,166
                                     12/31/1997          12.69               13.00                718,041
                                     12/31/1996          13.03               12.69                817,803
WILSHIRE VIT INTERNATIONAL           12/31/2005          11.67               12.69              2,985,537
EQUITY FUND -- HORACE MANN SHARES    12/31/2004          10.68               11.67              3,034,963
                                     12/31/2003           8.16               10.68              3,018,220
                                     12/31/2002          10.46                8.16              2,911,478
                                     12/31/2001          14.39               10.46              2,877,968
                                     12/31/2000          17.52               14.39              2,621,364
                                     12/31/1999          12.13               17.52              1,298,573
                                     12/31/1998          10.27               12.13                758,622
                                     12/31/1997          10.00*              10.27                451,401
WILSHIRE VIT SHORT-TERM              12/31/2005          10.84               10.98                233,981
INVESTMENT FUND -- HORACE            12/31/2004          10.85               10.84                248,645
MANN SHARES                          12/31/2003          10.87               10.85                400,991
                                     12/31/2002          10.82               10.87                351,839
                                     12/31/2001          10.42               10.82                209,583
                                     12/31/2000           9.89               10.42                174,299
                                     12/31/1999           9.98                9.89                143,624
                                     12/31/1998           9.99                9.98                125,460
                                     12/31/1997          10.03                9.99                114,103
                                     12/31/1996          10.00               10.03                112,004
WILSHIRE VIT SMALL CAP               12/31/2005          11.88               12.17              3,884,610
GROWTH FUND -- HORACE                12/31/2004          11.52               11.88              4,241,664
MANN SHARES                          12/31/2003           7.33               11.52              4,454,821
                                     12/31/2002          12.16                7.33              4,309,422
                                     12/31/2001          17.54               12.16              4,343,366
                                     12/31/2000          19.76               17.54              4,245,836
                                     12/31/1999          12.38               19.76              2,731,955
                                     12/31/1998          11.70               12.38              2,063,019
                                     12/31/1997          10.00*              11.70              1,219,124

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
WILSHIRE VIT SOCIALLY                12/31/2005          16.61               17.25              4,346,986
RESPONSIBLE FUND -- HORACE           12/31/2004          14.85               16.61              4,566,563
MANN SHARES                          12/31/2003          11.70               14.85              4,696,964
                                     12/31/2002          13.70               11.70              4,762,269
                                     12/31/2001          14.96               13.70              4,931,921
                                     12/31/2000          13.81               14.96              4,744,087
                                     12/31/1999          12.99               13.81              4,001,791
                                     12/31/1998          12.10               12.99              2,513,258
                                     12/31/1997          10.00*              12.10                692,571



..95 M & E



                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
ALLIANCEBERNSTEIN VPS                12/31/2005          23.28               26.48               53,264
LARGE CAP GROWTH                     12/31/2004          21.69               23.28               40,081
PORTFOLIO                            12/31/2003          17.75               21.69               29,049
                                     12/31/2002          25.91               17.75               23,199
                                     12/31/2001          31.75               25.91               12,501
                                     12/31/2000          40.89*              31.75                    7
ARIEL FUND(R)(2)                     12/31/2005          54.94               54.92               41,472
                                     12/31/2004          45.47               54.94               36,450
                                     12/31/2003          35.85               45.47               29,904
                                     12/31/2002          38.17               35.85               18,763
                                     12/31/2001          34.63*              38.17                4,458
ARIEL APPRECIATION FUND(R)(2)        12/31/2005          48.48               49.43               65,006
                                     12/31/2004          43.27               48.48               52,986
                                     12/31/2003          33.35               43.27               44,994
                                     12/31/2002          37.56               33.35               29,898
                                     12/31/2001          34.01*              37.56               10,787
CREDIT SUISSE TRUST                  12/31/2005          18.84               18.16                9,811
SMALL CAP GROWTH                     12/31/2004          17.15               18.84                9,538
PORTFOLIO(3)                         12/31/2003          11.65               17.15                9,380
                                     12/31/2002          17.75               11.65                8,306
                                     12/31/2001          21.33               17.75                5,760
                                     12/31/2000          27.20*              21.33                  507
DAVIS VALUE PORTFOLIO                12/31/2005          11.77               12.76               56,528
                                     12/31/2004          10.57               11.77               42,859
                                     12/31/2003           8.23               10.57               31,038
                                     12/31/2002           9.92                8.23               20,359
                                     12/31/2001          11.18                9.92               11,198
                                     12/31/2000          11.55*              11.18                   19
DELAWARE VIP GROWTH                  12/31/2005          15.72               17.32                2,905
OPPORTUNITIES SERIES SERVICE CLASS   12/31/2004          14.31*              15.72                   51
DELAWARE VIP TREND                   12/31/2005          30.31               31.71                3,183
SERIES SERVICE CLASS                 12/31/2004          28.67*              30.31                  715
DREYFUS INVESTMENT PORTFOLIO:        12/31/2005          17.93               19.35                3,119
MIDCAP STOCK PORTFOLIO SERVICE
  SHARES(4)                          12/31/2004          16.01*              17.93                  742

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
FIDELITY VIP GROWTH                  12/31/2005          32.69               34.16               58,033
PORTFOLIO SC2                        12/31/2004          32.00               32.69               48,757
                                     12/31/2003          24.37               32.00               35,305
                                     12/31/2002          35.30               24.37               26,663
                                     12/31/2001          43.47               35.30               13,526
                                     12/31/2000          53.21*              43.47                  281
FIDELITY VIP GROWTH & INCOME         12/31/2005          14.43               15.35               75,258
PORTFOLIO SC2                        12/31/2004          13.80               14.43               70,814
                                     12/31/2003          11.29               13.80               46,875
                                     12/31/2002          13.71               11.29               29,768
                                     12/31/2001          15.21               13.71               14,848
                                     12/31/2000          16.05*              15.21                   13
FIDELITY VIP HIGH INCOME             12/31/2005           9.93               10.07               53,858
PORTFOLIO SC 2                       12/31/2004           9.17                9.93               37,187
                                     12/31/2003           7.30                9.17               20,271
                                     12/31/2002           7.13                7.30                6,238
                                     12/31/2001           8.16                7.13                4,470
                                     12/31/2000           9.93*               8.16                   20
FIDELITY VIP INDEX 500               12/31/2005         133.70              138.47               20,081
PORTFOLIO SC2                        12/31/2004         122.32              133.70               14,943
                                     12/31/2003          96.39              122.32                9,918
                                     12/31/2002         125.50               96.39                7,204
                                     12/31/2001         148.04              125.50                3,528
                                     12/31/2000         169.94*             148.04                  157
FIDELITY VIP INVESTMENT              12/31/2005          15.67               15.82              150,226
GRADE BOND PORTFOLIO SC2             12/31/2004          15.19               15.67              117,712
                                     12/31/2003          14.61               15.19              156,734
                                     12/31/2002          13.40               14.61               98,191
                                     12/31/2001          12.53               13.40               42,626
                                     12/31/2000          12.03*              12.53                   17
FIDELITY VIP MID CAP                 12/31/2005          29.19               34.12               65,985
PORTFOLIO SC2                        12/31/2004          23.64               29.19               44,701
                                     12/31/2003          17.26               23.64               32,778
                                     12/31/2002          19.36               17.26               29,139
                                     12/31/2001          20.26               19.36               20,979
                                     12/31/2000          20.05*              20.26                1,213
FIDELITY VIP OVERSEAS                12/31/2005          19.50               22.95               60,211
PORTFOLIO SC2                        12/31/2004          17.38               19.50               38,468
                                     12/31/2003          12.26               17.38               22,585
                                     12/31/2002          15.56               12.26               15,209
                                     12/31/2001          19.93               15.56                9,673
                                     12/31/2000          23.34*              19.93                  572
GOLDMAN SACHS VIT                    12/31/2005          15.03               15.79                3,497
STRUCTURED SMALL CAP EQUITY FUND     12/31/2004          13.12*              15.03                  593
JP MORGAN U.S. LARGE CAP             12/31/2005          13.39               13.44              107,192
CORE EQUITY PORTFOLIO(4)             12/31/2004          12.35               13.39               71,779
                                     12/31/2003           9.72               12.35               55,608
                                     12/31/2002          13.02                9.72               45,143
                                     12/31/2001          14.93               13.02               20,830
                                     12/31/2000          17.21*              14.93                   13
LORD ABBETT SERIES FUND(4)           12/31/2005          13.23               13.72                9,405
GROWTH OPPORTUNITIES PORTFOLIO       12/31/2004          12.08*              13.23                  578

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
NEUBERGER BERMAN                     12/31/2005          27.90               32.06               58,628
GENESIS FUND                         12/31/2004          23.79               27.90               48,790
                                     12/31/2003          18.28               23.79               40,775
                                     12/31/2002          19.07               18.28               40,191
                                     12/31/2001          17.34               19.07               24,204
                                     12/31/2000          15.89*              17.34                   13
PUTNAM VT VISTA FUND                 12/31/2005          13.71               15.23               31,830
(IB SHARES)                          12/31/2004          11.67               13.71               30,018
                                     12/31/2003           8.84               11.67               26,032
                                     12/31/2002          12.87                8.84               20,926
                                     12/31/2001          19.54               12.87               13,012
                                     12/31/2000          24.83*              19.54                   25
RAINIER SMALL/MID CAP                12/31/2005          35.36               41.16               29,713
EQUITY PORTFOLIO                     12/31/2004          30.41               35.36               23,948
                                     12/31/2003          20.99               30.41               16,316
                                     12/31/2002          26.50               20.99               11,865
                                     12/31/2001          27.84               26.50                6,305
                                     12/31/2000          30.33*              27.84                  135
ROYCE CAPITAL FUND                   12/31/2005           9.43               10.14               34,787
SMALL-CAP PORTFOLIO                  12/31/2004           8.17*               9.43                8,074
T. ROWE PRICE SMALL-CAP              12/31/2005          36.37               39.00               21,660
STOCK FUND ADVISOR CLASS(3)          12/31/2004          30.99               36.37               22,457
                                     12/31/2003          23.69               30.99               17,900
                                     12/31/2002          27.95               23.69               15,968
                                     12/31/2001          26.54               27.95                8,412
                                     12/31/2000          26.97*              26.54                    8
T. ROWE PRICE SMALL-CAP              12/31/2005          41.26               44.37               15,628
VALUE FUND ADVISOR CLASS(3)          12/31/2004          33.20               41.26               17,451
                                     12/31/2003          24.60               33.20               17,135
                                     12/31/2002          25.35               24.60               11,089
                                     12/31/2001          21.02               25.35                6,115
                                     12/31/2000          20.49*              21.02                   10
WELLS FARGO ADVANTAGE VT             12/31/2005          17.10*              14.25               24,096
DISCOVERY FUND(SM) (FORMERLY         12/31/2004          14.49               17.10               20,742
STRONG MID CAP GROWTH                12/31/2003          10.90               14.49               16,205
FUND II)(3)                          12/31/2002          17.62               10.90               16,672
                                     12/31/2001          25.78               17.62               11,330
                                     12/31/2000          36.17               25.78                  465
WELLS FARGO ADVANTAGE VT             12/31/2005          30.22               32.30               11,135
OPPORTUNITY FUND(SM)(3)              12/31/2004          25.81               30.22               13,146
                                     12/31/2003          19.01               25.81               12,670
                                     12/31/2002          26.23               19.01                9,420
                                     12/31/2001          27.44               26.23                6,725
                                     12/31/2000          28.69*              27.44                1,328
DOW JONES WILSHIRE 5000              12/31/2005          10.25               10.75               19,470
INDEX PORTFOLIO INSTITUTIONAL(1)     12/31/2004           9.28               10.25               27,641
                                     12/31/2003           7.20                9.28               30,497
                                     12/31/2002           9.21                7.20               30,384
                                     12/31/2001          10.48                9.21               36,238
                                     12/31/2000          12.18*              10.48               25,071

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
DOW JONES WILSHIRE 5000              12/31/2005          10.10               10.57              137,378
INDEX PORTFOLIO INVESTMENT           12/31/2004           9.17               10.10              100,788
                                     12/31/2003           7.14                9.17               68,856
                                     12/31/2002           9.17                7.14               48,780
                                     12/31/2001          10.46                9.17               29,246
                                     12/31/2000          12.16*              10.46                   30
WILSHIRE TARGET LARGE CO.            12/31/2005          31.70               34.18                2,352
GROWTH PORTFOLIO INSTITUTIONAL(1)    12/31/2004          29.89               31.70                2,949
                                     12/31/2003          23.78               29.89                3,549
                                     12/31/2002          30.61               23.78                3,019
                                     12/31/2001          36.94               30.61                4,308
                                     12/31/2000          46.14*              36.94                4,218
WILSHIRE TARGET LARGE CO.            12/31/2005          31.03               33.33               47,350
GROWTH PORTFOLIO INVESTMENT          12/31/2004          29.35               31.03               39,972
                                     12/31/2003          23.43               29.35               23,340
                                     12/31/2002          30.24               23.43               18,111
                                     12/31/2001          36.60               30.24               14,979
                                     12/31/2000          45.86*              36.60                   10
WILSHIRE TARGET LARGE CO.            12/31/2005          24.38               26.38               64,549
VALUE PORTFOLIO INVESTMENT           12/31/2004          21.80               24.38               42,668
                                     12/31/2003          17.12               21.80               35,162
                                     12/31/2002          20.89               17.12               29,030
                                     12/31/2001          21.34               20.89               12,739
                                     12/31/2000          20.06*              21.34                   14
WILSHIRE TARGET SMALL CO.            12/31/2005          21.02               21.58               15,551
GROWTH PORTFOLIO INVESTMENT(4)       12/31/2004          18.13               21.02                8,713
                                     12/31/2003          13.36               18.13                7,681
                                     12/31/2002          15.67               13.36                6,832
                                     12/31/2001          16.30               15.67                2,303
                                     12/31/2000          17.80*              16.30                   12
WILSHIRE TARGET SMALL CO.            12/31/2005          23.52               24.83               10,605
VALUE PORTFOLIO INVESTMENT           12/31/2004          19.55               23.52                9,258
                                     12/31/2003          14.47               19.55                7,966
                                     12/31/2002          15.88               14.47                3,884
                                     12/31/2001          13.70               15.88                2,710
                                     12/31/2000          12.34*              13.70                   16
WILSHIRE VIT BALANCED                12/31/2005          20.13               20.79               85,774
FUND -- HORACE MANN SHARES           12/31/2004          18.78               20.13               73,428
                                     12/31/2003          15.86               18.78               58,242
                                     12/31/2002          17.45               15.86               46,279
                                     12/31/2001          17.44               17.45               27,817
                                     12/31/2000          17.54*              17.44                5,361
WILSHIRE VIT EQUITY                  12/31/2005          21.76               22.81               49,380
FUND -- HORACE MANN SHARES           12/31/2004          19.94               21.76               55,483
                                     12/31/2003          15.78               19.94               39,475
                                     12/31/2002          19.77               15.78               32,968
                                     12/31/2001          20.84               19.77               22,694
                                     12/31/2000          21.68*              20.84                6,127

                                                     ACCUMULATION
                                                      UNIT VALUE       ACCUMULATION UNIT   ACCUMULATION UNITS
                                                     BEGINNING OF        VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED         PERIOD              PERIOD               PERIOD
----------                           ----------   ------------------   -----------------   ------------------
WILSHIRE VIT INCOME                  12/31/2005          17.14               17.31              112,891
FUND -- HORACE MANN SHARES           12/31/2004          16.48               17.14               89,316
                                     12/31/2003          15.50               16.48               74,253
                                     12/31/2002          14.33               15.50               77,267
                                     12/31/2001          13.29               14.33               34,651
                                     12/31/2000          12.83*              13.29                5,308
WILSHIRE VIT INTERNATIONAL           12/31/2005          11.82               12.90               61,563
EQUITY FUND --                       12/31/2004          10.79               11.82               61,609
HORACE MANN SHARES                   12/31/2003           8.22               10.79               51,642
                                     12/31/2002          10.51                8.22               53,922
                                     12/31/2001          14.41               10.51               52,642
                                     12/31/2000          15.72*              14.41                9,695
WILSHIRE VIT SHORT-TERM              12/31/2005          10.99               11.16               23,645
INVESTMENT FUND --                   12/31/2004          10.96               10.99               20,983
HORACE MANN SHARES                   12/31/2003          10.95               10.96               26,379
                                     12/31/2002          10.87               10.95               15,511
                                     12/31/2001          10.43               10.87               27,535
                                     12/31/2000          10.27*              10.43                2,537
WILSHIRE VIT SMALL CAP               12/31/2005          12.04               12.37               46,375
GROWTH FUND --                       12/31/2004          11.64               12.04               51,453
HORACE MANN SHARES                   12/31/2003           7.38               11.64               44,578
                                     12/31/2002          12.21                7.38               46,294
                                     12/31/2001          17.56               12.21               44,751
                                     12/31/2000          21.58*              17.56               11,168
WILSHIRE VIT SOCIALLY                12/31/2005          16.83               17.53               44,581
RESPONSIBLE FUND --                  12/31/2004          15.00               16.83               39,075
HORACE MANN SHARES                   12/31/2003          11.78               15.00               35,389
                                     12/31/2002          13.75               11.78               32,024
                                     12/31/2001          14.98               13.75               29,034
                                     12/31/2000          14.22*              14.98                3,504



()(1) For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.



()(2)  This Fund is not available as an investment option for a 457(b) Contract.



()(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating purchase payments to the following Subaccounts, Contract Owners of existing Contracts may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       T. Rowe Price Small-Cap Stock Fund -- Advisor Class


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Small Cap Growth Portfolio


       T. Rowe Price Small-Cap Value Fund -- Advisor Class



() However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



()(4) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Contract Owners of Contracts issued before May 1, 2006, may not begin or increase Net Purchase Payments or make new transfers to the following Subaccounts. Moreover, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio


       Wilshire Target Small Company Growth Portfolio (Investment Class)

* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 35.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 4 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the Subaccounts.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS


     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND      income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE FUND    income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

DAVIS VALUE PORTFOLIO           Long-term capital       Large value     Invests primarily in equity securities issued
                                  growth                                by companies with market capitalizations of
                                                                        at least $10 billion. The Portfolio Managers
                                                                        conduct extensive research to try to identify
                                                                        businesses that possess characteristics they
                                                                        believe foster the creation of long-term
                                                                        value, such as proven management, a durable
                                                                        franchise and business model, and sustainable
                                                                        competitive advantages. They aim to invest in
                                                                        such businesses when they are trading at a
                                                                        discount to their intrinsic worth. The Davis
                                                                        Value Portfolio is a series of the Davis
                                                                        Variable Account Fund and is advised by Davis
                                                                        Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME     Long-term capital       Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                appreciation                          asset in common stocks, with 65% in the
                                                                        common stocks of well-established companies
                                                                        paying above-average dividends, with
                                                                        favorable prospects for both increasing
                                                                        dividends and capital appreciation. The T.
                                                                        Rowe Price Equity Income Portfolio VIP II is
                                                                        advised by T. Rowe Price Associates.

WILSHIRE TARGET LARGE COMPANY   Long-term capital       Large value     Seeks to provide investment results of a
  VALUE PORTFOLIO (INVESTMENT     growth                                portfolio of publicly traded common stocks of
  CLASS)                                                                companies in the large company value segment
                                                                        of the Wilshire 5000 Index. The Wilshire
                                                                        Target Mutual Funds are advised by Wilshire
                                                                        Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VIT EQUITY FUND --     Long-term capital       Large value     The fund seeks long-term capital growth by
  HORACE MANN SHARES              growth                                investing primarily in equity securities.
                                                                        This is a moderately aggressive investment.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

DOW JONES WILSHIRE 5000 INDEX   Capital growth          Large core      Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTMENT                                                 before expenses, the performance of the
  CLASS)(1)                                                             Wilshire 5000 Index. The fund invests
                                                                        primarily in the common stocks of companies
                                                                        included in the Index that are representative
                                                                        of the entire Index. The Wilshire Target
                                                                        Mutual Funds are advised by Wilshire
                                                                        Associates Incorporated.

FIDELITY VIP GROWTH & INCOME    Seeks high total        Large core      Invests primarily in common stocks with a
  PORTFOLIO SC2                   return through a                      focus on those that pay current dividends and
                                  combination of                        show potential for capital growth. The
                                  current income                        Fidelity VIP Growth and Income Portfolio is a
                                  and capital                           series of the Fidelity VIP Series and is
                                  appreciation.                         advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500          Seeks investment        Large core      The fund seeks to provide investment results
  PORTFOLIO SC2                   results that                          that correspond to the total return
                                  correspond to the                     performance of common stocks publicly traded
                                  total return of                       in the United States. The fund normally
                                  common stocks                         invests at least 80% of its assets in common
                                  publicly traded                       stocks included in the S&P 500. The Fidelity
                                  in the United                         VIP Index 500 Portfolio is a series of the
                                  States, as                            Fidelity VIP Series and is advised by
                                  represented by                        Fidelity Management & Research Co.
                                  the S&P 500

JPMORGAN U.S. LARGE CAP         High total return       Large core      The fund seeks to provide high total return
  CORE EQUITY PORTFOLIO(4)        from a portfolio                      from a portfolio of selected equity
                                  of selected                           securities. Under normal circumstances, the
                                  equity securities                     fund invests at least 80% of it assets (net
                                                                        assets, plus the amount of borrowings for
                                                                        investment purposes) in equity investments of
                                                                        large-cap U.S. companies. The JPMorgan U.S.
                                                                        Large Cap Core Equity Portfolio is a series
                                                                        of the J.P. Morgan Series Trust II and is
                                                                        advised by J.P. Morgan Investment Management
                                                                        Inc.

ALLIANCEBERNSTEIN VPS LARGE     Long-term capital      Large growth     The Portfolio invests primarily in the equity
  CAP GROWTH PORTFOLIO            growth                                securities of a limited number of large,
                                                                        carefully selected, high-quality U.S.
                                                                        companies. The AllianceBernstein Large Cap
                                                                        Growth Portfolio is a series of the
                                                                        AllianceBernstein Variable Products Series
                                                                        Fund and is advised by AllianceBernstein LP.

FIDELITY VIP GROWTH PORTFOLIO   Seeks to achieve       Large growth     The fund invests primarily in various common
  SC2                             capital                               stocks issued by companies that the advisor
                                  appreciation.                         believes have above-average growth potential,
                                                                        measured by earnings or revenue. The Fidelity
                                                                        VIP Growth Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE TARGET LARGE COMPANY   Long-term capital      Large growth     Seeks to provide investment results of a
  GROWTH PORTFOLIO (INVESTMENT    growth                                portfolio of publicly traded common stocks of
  CLASS)(1)                                                             companies in the large company growth
                                                                        category of the Wilshire 5000 Index. The
                                                                        Wilshire Target Mutual Funds are advised by
                                                                        Wilshire Associates Incorporated.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Medium value     The Portfolio invests primarily in a
  INC. SMALL/MID CAP VALUE        growth                                diversified portfolio of equity securities of
  PORTFOLIO                                                             small- to mid-capitalization U.S. companies,
                                                                        generally representing 60 to 110 companies.
                                                                        The AllianceBernstein Variable Products
                                                                        Series Fund, Inc. Small/Mid Cap Value
                                                                        Portfolio is advised by AllianceBernstein
                                                                        L.P.

ARIEL APPRECIATION FUND(R)(2)   Long-term capital      Medium value     Invests primarily in the stocks of companies
                                  appreciation                          with market caps between $2.5 billion and $15
                                                                        billion at the time of initial purchase. The
                                                                        Fund identifies the common stocks of
                                                                        undervalued companies with long-term growth
                                                                        potential. Ariel Appreciation Fund is advised
                                                                        by Ariel Capital Management, LLC.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium value     Invests principally in equity securities of
  OPPORTUNITY FUND(SM)(3)         appreciation                          medium-capitalization companies believed to
                                                                        be under-priced yet have attractive growth
                                                                        prospects. The Wells Fargo Advantage VT
                                                                        Opportunity Fund(SM) is advised by Wells
                                                                        Fargo Funds Management, LLC.

DREYFUS INVESTMENT PORTFOLIO:   Long-term capital       Medium core     Seeks investment returns that are greater
  MIDCAP STOCK PORTFOLIO --       growth                                than the total return performance of publicly
  SERVICE SHARES                                                        traded common stocks of medium-size domestic
                                                                        companies in the aggregate, as represented by
                                                                        the Standard & Poor's MidCap 400 Index (S&P
                                                                        400). The Dreyfus Investment Portfolio:
                                                                        MidCap Stock Portfolio is advised by The
                                                                        Dreyfus Corporation.

FIDELITY VIP MID CAP PORTFOLIO  Seeks long-term         Medium core     Invests at least 80% of total assets in
  SC2                             growth of                             common stocks of domestic companies with
                                  capital.                              medium market capitalization. The Fidelity
                                                                        VIP Mid Cap Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

RAINIER SMALL/MID CAP EQUITY    Long-term capital       Medium core     Invests 80% of its assets in companies with
  PORTFOLIO                       growth                                small and medium capitalizations. The fund
                                                                        targets U.S. companies with the prospects of
                                                                        strong earnings growth selling at attractive
                                                                        valuations. The Rainier Small/Mid Cap Equity
                                                                        Portfolio is advised by Rainier Investment
                                                                        Management, Inc.

DELAWARE VIP GROWTH             Long-term capital      Medium growth    Invests primarily in common stocks of
  OPPORTUNITIES                   growth                                medium-sized companies that have established
  SERIES -- SERVICE CLASS                                               themselves within the industry, but still
                                                                        have growth potential. The Delaware VIP
                                                                        Growth Opportunities Series is advised by
                                                                        Delaware Management Company, a series
                                                                        Delaware Management Business Trust, which is
                                                                        an indirectly wholly-owned subsidiary of
                                                                        Delaware Management Holdings, Inc.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
LORD ABBETT SERIES FUND GROWTH  Capital                Medium growth    Seeks capital appreciation by normally
  OPPORTUNITIES PORTFOLIO(4)      appreciation                          investing at least 65% of its net assets in
                                                                        equity securities of mid-sized companies that
                                                                        show potential for growth. The Lord Abbett
                                                                        Series Fund -- Growth Opportunities Portfolio
                                                                        is advised by Lord, Abbett & Co. LLC.

PUTNAM VT VISTA FUND (IB        Capital                Medium growth    Invests mainly in common stocks of U.S.
  SHARES)                         appreciation                          companies, with a focus on growth stocks.
                                                                        Putnam VT Vista Fund is a series of the
                                                                        Putnam Variable Trust and is advised by
                                                                        Putnam Management.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium growth    Invests principally in securities of small-
  DISCOVERY FUND(SM)(3)           appreciation                          and medium-capitalization companies, which
                                                                        are defined as those with market
                                                                        capitalizations equal to or lower than the
                                                                        company with the largest capitalization in
                                                                        the Russell Midcap(R) Index, at the time of
                                                                        investment. The Wells Fargo Advantage VT
                                                                        Discovery Fund(SM) is advised by Wells Fargo
                                                                        Funds Management, LLC.

ARIEL FUND(R)(2)                Long-term capital       Small value     Invests primarily in the stocks of companies
                                  appreciation                          with market caps between $1 billion and $5
                                                                        billion at the time of initial purchase. The
                                                                        Fund identifies the common stocks of
                                                                        undervalued companies with long-term growth
                                                                        potential. Ariel Fund is advised by Ariel
                                                                        Capital Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP    Long-term capital       Small value     Invests in small-cap companies using a
  PORTFOLIO                       growth                                disciplined value approach. The manager
                                                                        believes that investors in the Fund should
                                                                        have a long-term investment horizon of at
                                                                        least three-years. The Royce Capital Fund
                                                                        Small-Cap Portfolio is advised by Royce &
                                                                        Associated, LLC.

T. ROWE PRICE SMALL-CAP VALUE   Long-term capital       Small value     To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(3)        growth                                stocks of small companies. A small company is
                                                                        defined as having a market capitalization
                                                                        that falls (i) within or below the range of
                                                                        companies in the Russell 2000 Index or S&P
                                                                        Small-Cap 600 Index or (ii) below the
                                                                        three-year average maximum market cap of
                                                                        companies in either index as of December 31
                                                                        for the three preceding years. The Russell
                                                                        2000 and S&P Small-Cap 600 indices are widely
                                                                        used benchmarks for small-cap stock
                                                                        performance. Stock selection may reflect
                                                                        either a value investment approach. The T.
                                                                        Rowe Price Small Cap Stock Fund is advised by
                                                                        T. Rowe Price Associates

WILSHIRE TARGET SMALL COMPANY   Long-term capital       Small value     Seeks to provide investment results of a
  VALUE PORTFOLIO (INVESTMENT     growth                                portfolio with publicly traded common stocks
  CLASS)                                                                of companies in the small company value sub-
                                                                        category of the Wilshire 5000 Index. The
                                                                        Wilshire Target Mutual Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
GOLDMAN SACHS VIT STRUCTURED    Long-term capital       Small core      The Fund invests, under normal circumstances,
  SMALL CAP EQUITY FUND           growth                                at least 80% of its net assets plus any
                                                                        borrowings for investment purposes (measured
                                                                        at time of purchase) ("Net Assets") in a
                                                                        broadly diversified portfolio of equity
                                                                        investments in small-cap U.S. issuers,
                                                                        including foreign issuers that are traded in
                                                                        the United States.* However, it is currently
                                                                        anticipated that, under normal circumstances
                                                                        the Fund will invest at least 95% of its Net
                                                                        Assets in such equity investments. These
                                                                        issuers will have public stock market
                                                                        capitalizations (based upon shares available
                                                                        for trading on an unrestricted basis) similar
                                                                        to that of the range of the market
                                                                        capitalization of companies constituting the
                                                                        Russell 2000(R) Index at the time of
                                                                        investment. The Fund is not required to limit
                                                                        its investments to securities in the Russell
                                                                        2000(R) Index. In addition, if the market
                                                                        capitalization of a company held by the Fund
                                                                        moves outside this range, the Fund may, but
                                                                        is not required to, sell the securities. The
                                                                        capitalization range of the Russell 2000(R)
                                                                        Index is currently between $68 million and
                                                                        $2.4 billion. The Goldman Sachs VIT
                                                                        Structured Small Cap Equity Fund is a series
                                                                        of the Goldman Sachs Variable Insurance Trust
                                                                        and is advised by Goldman Sachs Asset
                                                                        Management, L.P.

NEUBERGER BERMAN GENESIS        Capital growth          Small core      Invests mainly in common stocks of small-
  FUND -- ADVISOR CLASS                                                 capitalization companies. The managers look
                                                                        for undervalued companies whose current
                                                                        product lines and balance sheets are strong.
                                                                        Neuberger Berman Genesis Fund -- Advisor
                                                                        Class is advised by Neuberger Berman
                                                                        Management Inc. and subadvised by Neuberger
                                                                        Berman, LLC.

T. ROWE PRICE SMALL-CAP STOCK   Long-term capital       Small core      To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(4)        growth                                stocks of small companies. A small company is
                                                                        defined as having a market capitalization
                                                                        that falls (i) within or below the range of
                                                                        companies in the Russell 2000 Index or S&P
                                                                        Small-Cap 600 Index or (ii) below the
                                                                        three-year average maximum market cap of
                                                                        companies in either index as of December 31
                                                                        for the three preceding years. The Russell
                                                                        2000 and S&P Small-Cap 600 indices are widely
                                                                        used benchmarks for small-cap stock
                                                                        performance. Stock selection may reflect
                                                                        either a growth or value investment approach.
                                                                        The T. Rowe Price Small Cap Stock Fund is
                                                                        advised by T. Rowe Price Associates.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Small growth     The Portfolio invests at least 80% of its net
  INC. SMALL CAP GROWTH           growth                                assets in equity securities of smaller
  PORTFOLIO                                                             companies. The Portfolio generally invests in
                                                                        a widely diversified portfolio of equity
                                                                        securities spread among many industries that
                                                                        offer the possibility of above-average
                                                                        earnings growth. The AllianceBernstein VPS
                                                                        Small Cap Growth Portfolio is advised by
                                                                        AllianceBernstein L.P.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
CREDIT SUISSE TRUST SMALL CAP   Capital growth         Small Growth     Invests at least 80% of its net assets, plus
  GROWTH PORTFOLIO(3)                                                   any borrowings for investment purposes, in
                                                                        equity securities of small U.S. companies.
                                                                        Using a growth investment style, may look for
                                                                        either developing or older companies in a
                                                                        growth stage or companies providing products
                                                                        or services with a high unit-volume growth
                                                                        rate. The Credit Suisse Trust Small Cap
                                                                        Growth Portfolio is advised by Credit Suisse
                                                                        Asset Management, LLC.

DELAWARE VIP TREND SERIES --    Long-term capital      Small growth     Invests primarily in stocks of small growth-
  SERVICE CLASS                   growth                                oriented or emerging companies that, we
                                                                        believe, are responsive to changes within the
                                                                        marketplace and which we believe have the
                                                                        fundamental characteristics to support
                                                                        continued growth. The Delaware VIP Trend
                                                                        Series is advised by Delaware Management
                                                                        Company, a series Delaware Management
                                                                        Business Trust, which is an indirectly
                                                                        wholly-owned subsidiary of Delaware
                                                                        Management Holdings, Inc.

WILSHIRE TARGET SMALL COMPANY   Long-term capital      Small growth     Invests substantially all assets in equities
  GROWTH PORTFOLIO (INVESTMENT    growth                                of small-cap, growth companies. The fund
  CLASS)(4)                                                             purchases stocks from the growth portion of
                                                                        the small-cap universe of the Wilshire Index.
                                                                        The Wilshire Target Mutual Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SMALL CAP GROWTH   Long-term capital      Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES      growth                                than $2.5 billion at the time of investment)
                                                                        considered to have earnings growth potential.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS           Seeks long-term        International    Invests at least 80% of total assets in
  PORTFOLIO SC2                   growth of                             foreign securities. The fund normally invests
                                  capital.                              primarily in common stocks. The Fidelity VIP
                                                                        Overseas Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

WILSHIRE VIT INTERNATIONAL      Long-term capital      International    Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN      growth                                through diversified holding of marketable
  SHARES                                                                foreign equity investments. Invests in the
                                                                        stock of large, well-managed, non-U.S.
                                                                        companies. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY           Long-term capital        Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE      growth                                diversified portfolio composed primarily of
  MANN SHARES                                                           marketable equity securities that the
                                                                        subadviser determines are socially
                                                                        responsible. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY       Current income/         Real estate     The Fund typically invests at least 80% of
  FUND, INC.                      Capital                               its total assets in real estate securities
                                  appreciation                          such as real estate investment trusts
                                                                        (REITs). The Cohen & Steers VIF Realty Fund
                                                                        is advised by Cohen & Steers Capital
                                                                        Management, Inc.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
FIDELITY VIP HIGH INCOME        Seeks a high level         Bond         Invests in income-producing debt securities,
  PORTFOLIO SC2                   of current                            preferred stocks and convertible securities,
                                  income, while                         with an emphasis on low-quality debt
                                  also considering                      securities. The Fidelity VIP High Income
                                  growth of                             Portfolio is a series of the Fidelity VIP
                                  capital.                              Series and is advised by Fidelity Management
                                                                        & Research Co.

FIDELITY VIP INVESTMENT GRADE   Seeks as high a            Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2              level of current                      investment-grade bonds. The fund invests
                                  income as is                          across different market sectors and
                                  consistent with                       maturities. The Fidelity VIP Investment Grade
                                  the preservation                      Bond Portfolio is a series of the Fidelity
                                  of capital.                           VIP Series and is advised by Fidelity
                                                                        Management & Research Co.

WILSHIRE VIT INCOME FUND --     Current income             Bond         Seeks to achieve a long-term total rate of
  HORACE MANN SHARES                                                    return in excess of U.S. bond market over a
                                                                        full-market cycle. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM         Current income/            Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE       Preservation of                       the extent consistent with liquidity.
  MANN SHARES                     capital                               Preservation of principal is a secondary
                                                                        objective. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED FUND --   Capital growth/          Balanced       Seeks to realize a high, long-term total rate
  HORACE MANN SHARES              Current income                        of return consistent with prudent investment
                                                                        risks. The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE     Current income/        Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                       Preservation of                       securities with maturities of 13 months or
                                  capital                               less. The T. Rowe Price Prime Reserve
                                                                        Portfolio is advised by T. Rowe Price
                                                                        Associates.



(1) For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.



(2)  This Fund is not available as an investment option for a 457(b) Contract.



(3) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating purchase payments to the following Subaccounts, Contract Owners of existing Contracts may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       T. Rowe Price Small-Cap Stock Fund -- Advisor Class


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Small Cap Growth Portfolio


       T. Rowe Price Small-Cap Value Fund -- Advisor Class



    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(4) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Contract Owners of Contracts issued before May 1, 2006, may not begin or increase Net Purchase Payments or make new transfers to the following Subaccounts. Moreover, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio


       Wilshire Target Small Company Growth Portfolio (Investment Class)



     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.



     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.



     PROPOSED SUBSTITUTIONS. In May 2006, We intend to file an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain Underlying Funds (the "New Underlying Funds") for shares of certain other Underlying Funds (the "Old Underlying Funds"). We anticipate replacing the following Old Underlying Funds with the following New Underlying Funds as investment options under the Contract:



               OLD UNDERLYING FUND                                 NEW UNDERLYING FUND
               -------------------                                 -------------------
   U.S. Large Cap Core Equity Portfolio of the        Service Class 2 shares of the Growth & Income
           J.P. Morgan Series Trust II              Portfolio of Fidelity Variable Insurance Products
                                                                        Fund III
 Service shares of the MidCap Stock Portfolio of     Service Class 2 shares of the Mid Cap Portfolio
          Dreyfus Investment Portfolios             of Fidelity Variable Insurance Products Fund III
  Growth Opportunities Portfolio of Lord Abbett      Service Class shares of the Delaware VIP Growth
                Series Fund, Inc.                    Opportunities Series of the Delaware VIP Trust
 Wells Fargo Advantage Opportunity Fund of Wells        Class B shares of the Small/Mid Cap Value
               Fargo Variable Trust                 Portfolio of AllianceBernstein Variable Products
                                                                    Series Fund, Inc.
    Advisor Class shares of the T. Rowe Price          Advisor Class shares of the Genesis Fund of
              Small Cap Stock Fund                            Neuberger Berman Equity Funds
  Investment Class shares of the Small Company       Service Class shares of the Delaware VIP Trend
  Growth Portfolio of Wilshire Mutual Funds, Inc.           Series of the Delaware VIP Trust
 Small Cap Growth Portfolio of the Credit Suisse     Service Class shares of the Delaware VIP Trend
                       Trust                                Series of the Delaware VIP Trust
    Advisor Class shares of the T. Rowe Price         Investment Class shares of the Small Company
              Small Cap Value Fund                   Value Portfolio of Wilshire Mutual Funds, Inc.



     The proposed substitutions will not be carried out unless a majority of the outstanding interests invested in the Old Underlying Funds as of a to-be-specified record date approve the substitutions. We anticipate that, if SEC approval is granted, Contract Owner approval is obtained, and all of the systems needed to perform the substitutions are in place, We will effect the substitutions sometime during the fourth quarter of 2006. To the extent required by law, approvals of these proposed substitutions also will be obtained from the state insurance regulators in certain jurisdictions. Contract Owners invested in the Old Underlying Funds as of the record date will receive detailed information about the proposed substitutions.



     We propose to carry out the proposed substitutions by redeeming shares of the Old Underlying Funds and purchasing shares of the corresponding New Underlying Funds. Any Variable Cash Value that You have allocated to a Subaccount investing in the Old Underlying Fund(s) on the date of the substitutions will, in effect, be transferred to a Subaccount investing in the corresponding New Underlying Fund(s) without charge (including Surrender Charge). In addition, following the substitution, any allocations of Variable Cash Value to or from the Subaccounts investing in the Old Underlying Funds (for example, in connection with the dollar cost averaging program and the rebalancing program) will be allocations to or from the Subaccounts investing in the New Underlying Funds.



     Although We do not impose a charge for transfers or limit the number of transfers permitted each year, We may otherwise limit transfers in certain situations (such as market timing transfers). However, from May, 2006 through 30 days following the date of the proposed substitutions, You may make one transfer of Variable Cash Value from a Subaccount investing in the Old Underlying Fund(s) (before the substitutions) or the New Underlying Fund(s) (after the substitutions) to any other available Subaccount(s) without charge (including Surrender Charge) or limitation. In addition, We will not exercise any rights We may have under Your Contract to impose restrictions or charges on transfers until at least 30 days after the proposed substitutions occur.



     The New Underlying Funds are described in more detail in their current prospectuses. All Contract Owners have received or will receive a current prospectus for each New Underlying Fund prior to the substitutions. These prospectuses describe the New Underlying Funds' investment policies, risks, fees and expenses, and all other aspects of their operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW UNDERLYING FUND WILL ACHIEVE ITS STATED OBJECTIVES.

     CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS -- An investment adviser or a sub-adviser of an Underlying Fund (or its affiliates) may compensate Us and/or certain affiliates for administrative or other services provided with respect to the Underlying Funds. The amount of the compensation generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.



     SELECTION OF FUNDS -- We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or sub-adviser or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase payments and/or transfers if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



     ADDITION, DELETION, OR SUBSTITUTION OF FUNDS -- We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.



     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

THE CONTRACTS

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.


     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms.


     This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT


     The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.



     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such Contracts. For an IRA, Roth IRA, SIMPLE IRA or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.



     Applications for Contracts are to be sent to HMLIC's Home Office. If Your application is complete and has been received at our Home Office, We will issue Your Contract. Any initial purchase payment received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial purchase payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.



     Although We do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, We may experience such delays to the extent agents fail to forward applications and Net Purchase Payments to our Home Office on a timely basis.



CANCELING THE CONTRACT



     Subject to state insurance laws, You have the right to cancel the Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to us as our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the purchase payments made for this Contract, less any withdrawals and any outstanding loan balance or
(2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PURCHASE PAYMENTS


     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of Your product.



     The IRC limits the amounts that may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contributions."



     ALLOCATION OF NET PURCHASE PAYMENTS -- All or part of Your Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum Net Purchase Payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of Net Purchase Payments will be effective on the first Valuation Date following receipt of the request at our Home Office.



     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.


     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was established on the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included.



                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------         --------   ------------
Davis Value Portfolio     09/05/00       11.55
Wilshire Target Large     09/05/00       20.06
  Company Value
  Portfolio (Investment
  Class)
Wilshire VIT Equity       11/01/89       21.62
  Fund -- Horace Mann
  Shares
Dow Jones Wilshire 5000   09/05/00       12.16
  Index Portfolio
  (Investment Class)
Dow Jones Wilshire 5000   05/01/00       12.18
  Index Portfolio
  (Institutional Class)
Fidelity VIP Growth &     09/05/00       16.04
  Income Portfolio SC 2
Fidelity VIP Index 500    09/05/00      169.89
  Portfolio SC 2
JPMorgan U.S. Large Cap   09/05/00       17.20
  Core Equity Portfolio
AllianceBernstein VPS     09/05/00       40.86
  Large Cap Growth
  Portfolio
Fidelity VIP Growth       09/05/00       53.19
  Portfolio SC 2
Wilshire Target Large     09/05/00       45.85
  Company Growth
  Portfolio (Investment
  Class)
Wilshire Target Large     5/1/00         46.14
  Company Growth
  Portfolio
  (Institutional Class)
Ariel Appreciation        05/01/01       34.01
  Fund(R)



                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------         --------   ------------
Wells Fargo Advantage VT  09/05/00       28.68
  Opportunity Fund(SM)
Dreyfus Investment        06/01/04       16.01
  Portfolio: MidCap
  Stock Portfolio --
  Service Shares
Fidelity VIP Mid Cap      09/05/00       20.04
  Portfolio SC 2
Rainier Small/Mid Cap     09/05/00       30.31
  Equity Portfolio
Delaware VIP Growth       06/01/04       14.31
  Opportunities
  Series -- Service
  Class
Lord Abbett Series Fund   06/01/04       12.08
  Growth Opportunities
  Portfolio
Putnam VT Vista Fund (IB  09/05/00       24.81
  Shares)
Wells Fargo Advantage VT  09/05/00       36.15
  Discovery Fund(SM)
Ariel Fund(R)             05/01/01       34.63
Royce Capital Fund        06/01/04        8.17
  Small-Cap Portfolio
T. Rowe Price Small-Cap   09/05/00       20.48
  Value Fund -- Advisor
  Class
Wilshire Target Small     09/05/00       12.34
  Company Value
  Portfolio (Investment
  Class)
Goldman Sachs VIT         06/01/04       13.12
  Structured Small Cap
  Equity Fund
Neuberger Berman Genesis  09/05/00       15.88
  Fund -- Advisor Class
T. Rowe Price Small-Cap   09/05/00       20.48
  Stock Fund -- Advisor
  Class
Credit Suisse Trust       09/05/00       27.18
  Small Cap Growth
  Portfolio
Delaware VIP Trend        06/01/04       28.68
  Series -- Service
  Class
Wilshire Target Small     09/05/00       17.80
  Company Growth
  Portfolio (Investment
  Class)
Wilshire VIT Small Cap    03/10/97       10.00
  Growth Fund -- Horace
  Mann Shares
Fidelity VIP Overseas     09/05/00       23.33
  Portfolio SC 2

                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------         --------   ------------
Wilshire VIT              03/10/97       10.00
  International Equity
  Fund -- Horace Mann
  Shares
Wilshire VIT Socially     03/10/97       10.00
  Responsible Fund --
  Horace Mann Shares
Fidelity VIP High Income  09/05/00        9.92
  Portfolio SC 2
Fidelity VIP Investment   09/05/00       12.03
  Grade Bond Portfolio
  SC 2
Wilshire VIT Income       11/01/89       13.32
  Fund -- Horace Mann
  Shares
Wilshire VIT Short-Term   11/01/89       11.20
  Investment Fund --
  Horace Mann Shares
Wilshire VIT Balanced     11/01/89       16.51
  Fund -- Horace Mann
  Shares



     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:


     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk charge We deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS


     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.



     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section.



     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of Your transaction request. If you experience technical difficulties or problems, You should make Your transaction request in writing to our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.



     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Small Cap Growth Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class



However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new transfers are allowed to the following
Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock   Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities   Portfolio


     Wilshire Target Small Company Growth Portfolio   (Investment Class)



     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start in the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Small Cap Growth Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class



However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new dollar cost averaging programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock   Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities   Portfolio


     Wilshire Target Small Company Growth Portfolio   (Investment Class)



If You are currently participating in the dollar cost averaging program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any dollar cost averaging program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.



     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. You may rebalance your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.



     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month.



     If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing our website at www.horacemann.com and looking in the "Annuities" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Small Cap Growth Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class



However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new rebalancing programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock   Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities   Portfolio


     Wilshire Target Small Company Growth Portfolio   (Investment Class)



If You are currently participating in the rebalancing program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any rebalancing program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.

     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and
(3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)

     Credit Suisse Small Cap Growth Portfolio

     T. Rowe Price Small-Cap Value Fund -- Advisor Class



However, as of May 1, 2006, the Wells Fargo Advantage Discovery Fund is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, existing Contracts may not begin or increase allocations to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock   Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities   Portfolio


     Wilshire Target Small Company Growth Portfolio   (Investment Class)



Any allocation that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.



     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.



     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.



     If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.



     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.



     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We expect to be contractually obligated by the Underlying Funds to prohibit transfers by Contract Owners who are identified by an Underlying Fund as market timers, and to provide Contract Owner transaction data to the Underlying Funds.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other
Information -- Forms Availability."



     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.



     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.



     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Surrender Charges shown in the "Individual Product Information" section.



     Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is paid.



     The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.



     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     If You request a partial withdrawal from your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.



     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.



     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.



     If You have submitted a check or draft to our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.


     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume.



SERVICES AND BENEFITS WE PROVIDE:



     -  the death benefit, and cash benefits under the Contracts


     -  investment options, including Net Premium allocations


     -  administration of elective options


     -  the distribution of reports to Contract Owners


     -  Annuity Payment options



COSTS AND EXPENSES WE INCUR:



     - costs associated with processing applications and with issuing and administering the Contracts


     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts


     - other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees



RISKS WE ASSUME:



     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct


     ANNUAL MAINTENANCE CHARGE -- An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. Maximum Solutions contracts do not have an annual maintenance fee. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.


     The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on Your Contract.



     MORTALITY AND EXPENSE RISK FEE ("M & E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M & E Fee on Your Contract.



     SURRENDER CHARGES -- If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. See the "Individual Product Information" section for the Surrender Charge on Your Contract.


     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.


     PREMIUM TAXES -- Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this Contract. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.

DEATH BENEFIT PROCEEDS


     If a Contract Owner dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.


     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity
Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS


     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. Under some individual Contracts if the Contract Owner selects a lifetime option HMLIC will pay a bonus equal to a percentage of the amount placed on the settlement option. (See "Individual Products Information.") To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.


     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.


     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.

     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to "Individual Product Information" for the appropriate rate. This option is available on a fixed payment basis only.

     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Annuitant. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.

     INTEREST INCOME PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. Once the Annuitant reaches age
70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC. See "Required Minimum Distribution." The Annuitant may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may:

     a.  receive the proceeds in a lump sum, or

     b. leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distribution," or


     c.  elect any other option that HMLIC makes available.


AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

     Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.


     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. These payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.



     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (See the "Individual Product Information" section); and
(iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).


     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is shown in the "Individual Product Information" section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.


     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the

        Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the Income Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION


ANNUITY ALTERNATIVES (IC-408000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         0-85.
MINIMUM CONTRIBUTION                     $25 per month
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  4.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   4.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER (ONLY APPLIES TO   $5.00. However, HMLIC is currently waiving this fee.
  TRANSFERS FROM THE FIXED ACCOUNT TO
  SUBACCOUNT(S))

EARLY WITHDRAWAL PENALTY FIXED ACCOUNT   5% at any time other than renewal through age 65.
  ONLY
                                         The early withdrawal penalty is currently being waived on
                                         transfers within a Contract from the fixed account to a
                                         Subaccount.
                                         If money is transferred from the fixed account to the
                                         Separate Account and withdrawn within 365 days of the
                                         transfer, the early withdrawal penalty will be charged.
                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               8%
                                                            3                               6%
                                                            4                               4%
                                                            5                               2%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be
  WITHDRAWAL PENALTY (FREE OUT           imposed:
  PROVISION)
                                         1.  on a withdrawal if all the following occur:
                                           a.  it is made after the Contract has been in force two
                                         years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made;
                                           c.  the amount is not more than 15 percent of the then
                                         current Fixed Cash Value; and
                                           d.  the amount is not more than 15 percent of the then
                                         current Variable Cash Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain or Variable income
                                             for joint life and survivor annuity; or
                                         3.  on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                         4.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least 5 years (during such period the elected annuity benefit cannot be
                                             surrendered); or
                                         5.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


ANNUITY ALTERNATIVES II (IC-437000) (NO LONGER OFFERED FOR SALE)


ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         0-54.
MINIMUM CONTRIBUTION                     $25 per month
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                         applicable premium tax and any outstanding loan balance, or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY FIXED ACCOUNT   5% starting in year 1. The penalty will be 5% until the
  ONLY                                   Contract anniversary prior to the Annuitant's attainment of age 65. At that time the fee will decrease by 1% per year.
                                         The early withdrawal penalty is waived on each Scheduled
                                         Update.
                                         If money is transferred from the fixed account to the
                                         Separate Account and withdrawn within 365 days of the
                                         transfer, the early withdrawal penalty will be charged.
                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               7%
                                                            3                               6%
                                                            4                               4%
                                                            5                               2%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be
  WITHDRAWAL PENALTY (FREE OUT           imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                         force two years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of this Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         4.   if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home
                                              Office.


ANNUITY ALTERNATIVES II (IC-438000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         55-85.
MINIMUM CONTRIBUTION                     $25 per month

ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                         applicable premium tax; or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY                 None



                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               7%
                                                            3                               6%
                                                            4                               4%
                                                            5                               2%
                                                        Thereafter                          0%



WAIVER OF SURRENDER CHARGE (FREE OUT     No Surrender Charge will be imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                         force two years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of this Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         4.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.



NEW SOLUTIONS (IC-441000) (NO LONGER OFFERED FOR SALE)


ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         0-85.
MINIMUM CONTRIBUTION                     $25 per month
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                         applicable premium tax and any outstanding loan balance; or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY                 None

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               7%
                                                            3                               6%
                                                            4                               5%
                                                            5                               4%
                                                            6                               3%
                                                            7                               2%
                                                            8                               1%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE (FREE OUT     No Surrender Charge will be imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                         force two years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of this Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         4.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-417000) (NO LONGER OFFERED FOR SALE)


ISSUE AGES                               This Contract was issued to anyone between the ages of 0-54.
MINIMUM CONTRIBUTION                     $2,000
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                         applicable premium tax; or

                                         2.  the purchase payment paid under the Contract less any
                                         applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  4.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   4.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY FIXED ACCOUNT   5% at any time other than renewal through age 65. The early
  ONLY                                   withdrawal penalty is currently being waived on transfers
                                         within a Contract from the fixed account to a Subaccount.
                                         If money is transferred from the fixed account to the
                                         Separate Account and withdrawn within 365 days of the
                                         transfer, the early withdrawal penalty will be charged.
                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               5%
                                                            2                               4%
                                                            3                               3%
                                                            4                               2%
                                                            5                               1%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be
  WITHDRAWAL PENALTY (FREE OUT           imposed:
  PROVISION)
                                         1.  on a withdrawal if all the following occur:
                                           a.  it is made after the Contract has been in force 2
                                         years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made;
                                           c.  the amount is not more than 15 percent of the then
                                         current Fixed Cash Value; and
                                           d.  the amount is not more than 15 percent of the then
                                         current Variable Cash Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                         4.  if a distribution is required by the IRC; or
                                         5.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-418000) (NO LONGER OFFERED FOR SALE)


ISSUE AGES                               This Contract was issued to anyone between the ages of
                                         55-85.
MINIMUM CONTRIBUTION                     $2,000

ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                         applicable premium tax; or
                                         2.  the purchase payment paid under the Contract less any
                                         applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  4.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   4.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY                 None

                                                    Surrender Charges            Surrender Charge
                                                   During Contract Year        Fixed        Variable
                                                   --------------------        -----        --------
                                                            1                   8%             5%
                                                            2                   7%             4%
                                                            3                   6%             3%
                                                            4                   5%             2%
                                                            5                   4%             1%
                                                            6                   3%             0%
                                                            7                   2%             0%
                                                            8                   1%             0%
                                                        Thereafter              0%             0%

WAIVER OF SURRENDER CHARGE (FREE OUT     No Surrender Charge will be imposed:
  PROVISION)
                                         1.  on a withdrawal if all the following occur:
                                           a.  it is made after the Contract has been in force 2
                                         years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made;
                                           c.  the amount is not more than 15 percent of the then
                                         current Fixed Cash Value; and
                                           d.  the amount is not more than 15 percent of the then
                                         current Variable Cash Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  if Annuity Payments are selected to be made in equal
                                         installments over a period which extends to or beyond the
                                             eighth Contract anniversary; or
                                         4.  on or after the Maturity Date if the Contract has been in force for at least 8 years; or
                                         5.  if a distribution is required by the IRC; or
                                         6.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


MAXIMUM SOLUTIONS (IC-426000, IC-427000 AND IC-428000) (NO LONGER OFFERED FOR
SALE)


ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         0-54.

MINIMUM CONTRIBUTION                     IC-426000     IC-427000     IC-428000
                                           $50,000      $100,000      $250,000
ANNUAL MAINTENANCE FEE                        None
M & E FEE                                IC-426000     IC-427000     IC-428000
                                             0.95%         0.95%         0.95%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                         applicable premium tax and any outstanding loan balance; or
                                         2.  the sum of all purchase payments paid under the Contract less any applicable premium tax, any outstanding loan
                                             balance and withdrawals; or
                                         3.  the purchase payments paid under the Contract, less any applicable premium tax, outstanding loan balances and
                                             withdrawals, increased by 3 percent compounded annually
                                             to the date of death if the Annuitant dies prior to the
                                             Maturity Date or attainment of age 70, whichever is
                                             earlier.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%

RETIREMENT BONUS                         IC-426000   IC-427000 and IC-428000
                                         N/A         If the Annuitant elects a life contingent income option,
                                                     HMLIC will increase by 1 percent the Total Accumulation
                                                     Value applied to the elected option. This bonus will
                                                     apply only to the first $1 million of Total Accumulation
                                                     Value applied to these options.
                                                     The following income options qualify for the retirement
                                                     bonus:
                                                     1.  Fixed life income with or without period certain
                                                     2.  Joint life and survivor annuity
                                                     3.  Variable life income with or without period certain
                                                     4.  Variable income for joint life and survivor annuity

PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY FIXED ACCOUNT   During Contract Years 1-5 the penalty will be zero.
  ONLY                                   Thereafter the penalty will be 5% until the Contract
                                         anniversary prior to the Annuitant's attainment of age 65.
                                         At that time the fee will decrease by 1% per year. The early withdrawal penalty is waived on each Scheduled Update.
                                         If money is transferred from the fixed account to the
                                         Separate Account and withdrawn within 365 days of the
                                         transfer, the early withdrawal penalty will be charged.
                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

                                                      IC-426000                     IC-427000 and IC-428000
                                           Surrender Charges      Surrender     Surrender Charges      Surrender
                                          During Contract Year     Charge      During Contract Year     Charge
                                          --------------------    ---------    --------------------    ---------
                                                   1                 7%               1                   6%
                                                   2                 6%               2                   5%
                                                   3                 5%               3                   5%
                                                   4                 5%               4                   5%
                                                   5                 5%               5                   5%
                                               Thereafter            0%          Thereafter               0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be
  WITHDRAWAL PENALTY (FREE OUT           imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                         force for two years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                         4   if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         5.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office;
                                             or
                                         6.  on any Scheduled Update.


MAXIMUM SOLUTIONS (IC-429000, IC-430000 AND IC-431000) (NO LONGER OFFERED FOR
SALE)


ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         55-85.

MINIMUM CONTRIBUTION                     IC-429000     IC-430000          IC-431000
                                           $50,000      $100,000           $250,000
ANNUAL MAINTENANCE FEE                        None
M & E FEE                                IC-429000     IC-430000          IC-431000
                                             0.95%         0.95%              0.95%

DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                         applicable premium tax and any outstanding loan balance; or
                                         2.  the sum of all purchase payments paid under the Contract less any applicable premium tax, any outstanding loan
                                             balance and withdrawals; or
                                         3.  the purchase payments paid under the Contract, less any applicable premium tax, outstanding loan balances and
                                             withdrawals, increased by 3 percent compounded annually
                                             to the date of death if the Annuitant dies prior to the
                                             Maturity Date or attainment of age 70, whichever is
                                             earlier.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%

RETIREMENT BONUS                         IC-429000   IC-430000 and IC-431000
                                         N/A         If the Annuitant elects a life contingent income option,
                                                     HMLIC will increase by 1 percent the Total Accumulation
                                                     Value applied to the elected option. This bonus will
                                                     apply only to the first $1 million of Total Accumulation
                                                     Value applied to these options.
                                                     The following income options qualify for the retirement
                                                     bonus:
                                                     1.  Fixed life income with or without period certain
                                                     2.  Joint life and survivor annuity
                                                     3.  Variable life income with or without period certain

                                                     4.  Variable income for joint life and survivor annuity
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY                 None

                                                      IC-429000                     IC-430000 and IC-431000
                                           Surrender Charges      Surrender     Surrender Charges      Surrender
                                          During Contract Year     Charge      During Contract Year     Charge
                                          --------------------    ---------    --------------------    ---------
                                                   1                 7%               1                   6%
                                                   2                 6%               2                   5%
                                                   3                 5%               3                   4%
                                                   4                 4%               4                   3%
                                                   5                 3%               5                   2%
                                                   6                 2%               6                   1%
                                                   7                 1%          Thereafter               0%
                                               Thereafter            0%

WAIVER OF SURRENDER CHARGE (FREE OUT     No Surrender Charge will be imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                         force for two years;
                                           b.  it is more than 12 months since the last withdrawal
                                         was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                         4.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         5.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

TAX CONSEQUENCES



OTHER CONSIDERATIONS



     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 expire in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.



SEPARATE ACCOUNT



     The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC
Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.



OWNER CONTROL



     In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Current taxation based on owner control generally does not apply to Qualified Plans.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT



     A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transfer, assignment, exchange or transaction should consult a tax advisor as to the tax consequences.



CONTRACT OWNERS



CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS



     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of qualified plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan.



     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.



     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,000 in 2006 or 100% of income. Additional catch-up amounts, $5,000 in 2006, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another Section 403(b) annuity Contract.
Section 403(b) annuities are subject to the required minimum distribution rules.



     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2006 for both an individual and the spouse. Additional catch-up contributions ($1,000 in 2006) may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2006, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $75,000 and $85,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.



     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,000 in 2006. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2006. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.



     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000 for 2006 (indexed for inflation after 2006). As with traditional IRAs, additional contributions are allowed for individual's age 50 and older, $2,500 for 2006. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.



     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2006 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a traditional IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2006 and thereafter. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.



     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,000 for 2006 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2006. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2006. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.



     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.



     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met.



     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.



     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).



     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.



     TAXATION OF CONTRACT BENEFITS -- Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.



     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.



     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability, or as a qualified first-time homebuyer distribution.



ADDITIONAL TAXES



     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.



     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.



     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.



     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.



     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.



     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under Mandatory Distributions.



     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan.



     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.



     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.



     FEDERAL ESTATE TAXES -- While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



     GENERATION-SKIPPING TRANSFER TAX -- Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require HMLIC to deduct the tax from Your Contract or from any applicable payment, and pay the tax directly to the Internal Revenue Service
(IRS).



     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS -- The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, annuity contract purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.



     POSSIBLE TAX LAW CHANGES -- Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting. As long as such action is required by law, shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received, and any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.


OTHER INFORMATION


     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.


     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).


ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                       PAGE
-----                                       ----
General Information and History              1
Tax Status of the Contracts                  1
Underwriter                                  2
Independent Registered Public Accounting
  Firm                                       2
Financial Statements                         2



     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


------- Statement of Additional Information dated May 1, 2006 for the Separate Account


Please mail the above document to:

-----------------------------------------------------------
(Name)

-----------------------------------------------------------
(Address)

-----------------------------------------------------------
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY
CONTRACTS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


MAY 1, 2006

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT SINGLE PREMIUM CONTRACTS FOR INDIVIDUALS FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS


     This prospectus offers Variable, non-qualified annuity Contracts to individuals. These Contracts were issued by Horace Mann Life Insurance Company ("HMLIC") and were issued as flexible premium Contracts or as single premium Contracts. These Contracts are no longer sold by HMLIC. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:



LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund


LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Core


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(2)


     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Wells Fargo Advantage VT Opportunity Fund(SM)(1)


     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(2)


          Fidelity VIP Mid Cap Portfolio SC 2


     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(2)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)(1)


SMALL COMPANY STOCK FUNDS


     Small Value


          Royce Capital Fund Small-Cap Portfolio


     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(2)


          Delaware VIP Trend Series -- Service Class


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares


INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares


SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares


REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.


BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares


BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares


MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



()(1) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio-- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio



     Trademarks used in this document are owned by and used with the permission of the appropriate company.



     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2006. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile ("FAX") transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The Table of Contents of the Statement of Additional Information appears on page 40 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY
    ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.


                  The date of this prospectus is May 1, 2006.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE
                                                                        ----
DEFINITIONS                                                               4
SUMMARY                                                                   5
FEE TABLES AND EXAMPLE                                                    8
CONDENSED FINANCIAL INFORMATION                                          10
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
  UNDERLYING FUNDS                                                       15
  Horace Mann Life Insurance Company                                     15
  The Separate Account                                                   15
  The Underlying Funds                                                   15
THE CONTRACTS                                                            23
  Contract Owners' Rights                                                23
  Purchasing the Contract                                                23
  Purchase Payments                                                      23
    Amount and Frequency of Purchase Payments                            23
    Allocation of Net Purchase Payments                                  23
    Accumulation Units and Accumulation Unit Value                       23
  Transactions                                                           24
    Transfers                                                            24
    Dollar Cost Averaging                                                25
    Rebalancing                                                          25
    Changes to Purchase Payment Allocations                              26
  Market Timing                                                          26
    Surrender or Withdrawal Before Commencement of Annuity Period        27
    Payments We Make                                                     28
    Confirmations                                                        28
  Deductions and Expenses                                                28
    Annual Maintenance Charge                                            28
    Mortality and Expense Risk Fee                                       28
    Surrender Charges                                                    28
    Operating Expenses of the Underlying Funds                           29
    Premium Taxes                                                        29
  Death Benefit Proceeds                                                 29
  Annuity Payments                                                       29
  Annuity Payment Options                                                29
  Amount of Fixed and Variable Annuity Payments                          30
  Misstatement of Age                                                    31
  Modification of the Contract                                           31
INDIVIDUAL PRODUCT INFORMATION                                           31
TAX CONSEQUENCES                                                         38
  Taxation of Non-Qualified Contracts                                    38
  Federal Estate Taxes                                                   39
  Generation-Skipping Transfer Tax                                       39
  Annuity Purchases by Nonresident Aliens and Foreign Corporations       39
  Foreign Tax Credits                                                    39
  Possible Tax Law Changes                                               39
  Separate Account                                                       39
VOTING RIGHTS                                                            39
OTHER INFORMATION                                                        40
ADDITIONAL INFORMATION                                                   40


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The recipient of Annuity Payments.


     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable withdrawal charge.



     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be substantially equal in amount throughout the annuity payout period. A fixed annuity does not participate in the investment experience of any Subaccount, except in the case of certain joint and survivor Annuity Payment options. A Variable annuity provides a series of payments that vary in amount depending upon the investment experience of the Subaccount(s) selected by the Contract Owner.


     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: This prospectus offers Variable annuity contracts to individuals as flexible premium Contracts. The term "contract" in this prospectus generally will be used to describe contracts issued to individuals.



     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.



     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.



     FIXED CASH VALUE: The dollar value of the fixed account under the Contract before Annuity Payments begin.



     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.



     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, IL 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, IL 62715.


     MATURITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

     MUTUAL FUND(S): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

     NET PURCHASE PAYMENT: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes, or the balance of any transfer amount from other Subaccounts after any applicable charges.

     SCHEDULED UPDATE: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.


     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.


     UNDERLYING FUNDS: All Mutual Funds listed in this prospectus that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.


     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contracts. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract(s) only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT"?

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     These products are no longer offered for sale. The Contracts offered by this prospectus are designed to provide non-qualified retirement annuities.



     The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.


WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in no more than 24 Subaccounts at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund



LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire VIT Equity Fund -- Horace Mann Shares



     Large Core


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(2)



     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2



MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Wells Fargo Advantage VT Opportunity FundSM(1)



     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(2)


          Fidelity VIP Mid Cap Portfolio SC 2



     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(2)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)(1)



SMALL COMPANY STOCK FUNDS



     Small Value


          Royce Capital Fund Small-Cap Portfolio



     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund



     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(1)


          Delaware VIP Trend Series -- Service Class


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares



INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2

          Wilshire VIT International Equity Fund -- Horace Mann Shares



REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.



SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares



BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares



BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares



MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



(1)The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



        Wells Fargo Advantage VT Discovery Fund(SM)


        Wells Fargo Advantage VT Opportunity Fund(SM)


        Credit Suisse Trust Small Cap Growth Portfolio



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2)On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.



        JPMorgan U.S. Large Cap Core Equity Portfolio


        Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


        Lord Abbett Series Fund Growth Opportunities Portfolio



     (b) FIXED ACCOUNT -- You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)


WHEN CAN I TRANSFER BETWEEN ACCOUNTS?


     At any time before the Contract's Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccount and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The Contract -- Transactions -- Transfers."


MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE MATURITY DATE?


     A Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges."


WHAT ARE THE CHARGES OR DEDUCTIONS?

     Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.


     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of Your product.


     A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.


     We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?


     The IRC provides penalties for premature distributions under annuity contracts. See "Tax Consequences." This Contract might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?


     Subject to various state insurance laws, generally the Contract Owner may return the Contract to HMLIC within 15 to 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals, or the Total Accumulation Value.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?


     Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.



     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with or without Certain Period, Joint and Survivor Life Annuity, Income for Fixed Period, Income for Fixed Amount and Interest Income Payments.

FEE TABLES AND EXAMPLE

--------------------------------------------------------------------------------


     The following tables describe the highest fees and expenses that You will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables.



CONTRACT OWNER TRANSACTION EXPENSES:(1)



                                                                                                    VARIABLE       VARIABLE
                                      ANNUITY         ANNUITY          ANNUITY           NEW       RETIREMENT     RETIREMENT
                                    ALTERNATIVES   ALTERNATIVES 2   ALTERNATIVES 2    SOLUTIONS      ANNUITY        ANNUITY
                                    (IC-408000)     (IC-437000)      (IC-438000)     (IC-441000)   (IC-417000)    (IC-418000)
                                    ------------   --------------   --------------   -----------   -----------   -------------
Surrender Charges(2) (as a
  percentage of amount
  surrendered, if applicable)            8%              8%               8%              8%            5%         8% fixed
                                                                                                                 5% (variable)



     We guarantee the aggregate surrender charges will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."



PERIODIC FEES AND EXPENSES



     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.





                                                                                        VARIABLE      VARIABLE
                          ANNUITY         ANNUITY          ANNUITY           NEW       RETIREMENT    RETIREMENT
                        ALTERNATIVES   ALTERNATIVES 2   ALTERNATIVES 2    SOLUTIONS      ANNUITY       ANNUITY
                        (IC-408000)     (IC-437000)      (IC-438000)     (IC-441000)   (IC-417000)   (IC-418000)
                        ------------   --------------   --------------   -----------   -----------   -----------
Annual Contract Fee(3)       $25             $25              $25            $25           $25           $25
Separate Account
  Annual Expenses (as
  a percentage of
  average Variable
  Cash Value)
  Mortality and
     Expense Risk Fees      1.25%           1.25%            1.25%          1.25%         1.25%         1.25%
Total Separate Account
  Annual Expenses           1.25%           1.25%            1.25%          1.25%         1.25%         1.25%



     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2005. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(4)                      LOWEST   HIGHEST
--------------------------------------------------                      ------   -------
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other
  expenses)                                                             0.35%     1.80%
                                                                        ======   =======



(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range from 0% to 3.5%.



(2)  The surrender charge declines to zero over time.



                                                                                 IC-418000
CONTRACT      ANNUITY           ANNUITY                                      -----------------
  YEAR      ALTERNATIVES    ALTERNATIVES II    NEW SOLUTIONS    IC-417000    VARIABLE    FIXED
--------    ------------    ---------------    -------------    ---------    --------    -----
   1              8                8                 8              5           5          8
   2              8                7                 7              4           4          7
   3              6                6                 6              3           3          6
   4              4                4                 5              2           2          5
   5              2                2                 4              1           1          4
   6              0                0                 3              0           0          3
   7              0                0                 2              0           0          2
   8              0                0                 1              0           0          1
   9              0                0                 0              0           0          0



(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.



(4) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.

EXAMPLE


     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated.(1) The Example also assumes any applicable surrender charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2005. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


ANNUITY ALTERNATIVES (IC-408000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,146   $1,640    $1,924     $3,552
======   =======   =======   ========



     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,007    $1,706     $3,552
======   =======   =======   ========


ANNUITY ALTERNATIVES 2 (IC-437000 AND IC-438000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,146   $1,640    $1,924     $3,552
======   =======   =======   ========



     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,007    $1,706     $3,552
======   =======   =======   ========


NEW SOLUTIONS (IC-441000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,146   $1,640    $2,142     $3,552
======   =======   =======   ========



     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,007    $1,706     $3,552
======   =======   =======   ========


VARIABLE RETIREMENT ANNUITY (IC-417000 AND IC-418000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $840    $1,324    $1,815     $3,552
======   =======   =======   ========



     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,007    $1,706     $3,552
======   =======   =======   ========


()(1) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced
Fund -- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth
Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series -- Service Class, Lord Abbett Series Fund Growth Opportunities Portfolio, Delaware VIP Trend Series -- Service Class, Goldman Sachs VIT Structured Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
             SUBACCOUNT               YEAR ENDED       PERIOD            PERIOD                PERIOD
             ----------               ----------    ------------    -----------------    ------------------
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO                    12/31/2005      $ 23.10            $ 26.20                886,468
                                      12/31/2004        21.58              23.10                778,032
                                      12/31/2003        17.71              21.58                647,349
                                      12/31/2002        25.94              17.71                499,185
                                      12/31/2001        31.81              25.94                344,424
                                      12/31/2000        40.86*             31.81                127,242
CREDIT SUISSE TRUST SMALL CAP GROWTH
  PORTFOLIO(1)                        12/31/2005      $ 18.64            $ 17.92                221,197
                                      12/31/2004        17.03              18.64                238,930
                                      12/31/2003        11.60              17.03                227,577
                                      12/31/2002        17.73              11.60                199,135
                                      12/31/2001        21.37              17.73                159,315
                                      12/31/2000        27.18*             21.37                 77,312
DAVIS VALUE PORTFOLIO                 12/31/2005      $ 11.52            $ 12.45                658,602
                                      12/31/2004        10.39              11.52                569,355
                                      12/31/2003         8.10              10.39                455,070
                                      12/31/2002         9.80               8.10                364,544
                                      12/31/2001        11.08               9.80                321,139
                                      12/31/2000        11.55*             11.08                132,825
DELAWARE VIP SERIES GROWTH
  OPPORTUNITIES SERVICE CLASS         12/31/2005      $ 15.70            $ 17.24                 29,062
                                      12/31/2004        14.31*             15.70                 11,013
DELAWARE VIP TREND SERIES SERVICE
  CLASS                               12/31/2005      $ 30.25            $ 31.56                  8,908
                                      12/31/2004        28.68*             30.25                  1,560
DREYFUS INVESTMENT PORTFOLIO MIDCAP
  STOCK PORTFOLIO SERVICE SHARES(2)   12/31/2005      $ 17.90            $ 19.25                 30,905
                                      12/31/2004        16.01*             17.90                  8,834
FIDELITY VIP GROWTH PORTFOLIO SC 2    12/31/2005      $ 32.37            $ 33.72              1,031,956
                                      12/31/2004        31.78              32.37                924,998
                                      12/31/2003        24.28              31.78                735,345
                                      12/31/2002        35.27              24.28                568,965
                                      12/31/2001        43.48              35.27                390,031
                                      12/31/2000        53.19*             43.48                161,281

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
             SUBACCOUNT               YEAR ENDED       PERIOD            PERIOD                PERIOD
             ----------               ----------    ------------    -----------------    ------------------
FIDELITY VIP GROWTH & INCOME
  PORTFOLIO SC 2                      12/31/2005      $ 14.25            $ 15.12                821,349
                                      12/31/2004        13.68              14.25                683,112
                                      12/31/2003        11.22              13.68                484,327
                                      12/31/2002        13.66              11.22                323,437
                                      12/31/2001        15.20              13.66                211,580
                                      12/31/2000        16.04*             15.20                 54,943
FIDELITY VIP HIGH INCOME PORTFOLIO
  SC 2                                12/31/2005    9.$77 9.04         9.$87 9.77        321,144 218,819
                                      12/31/2004
                                      12/31/2003         7.23               9.04                156,838
                                      12/31/2002         7.08               7.23                 83,910
                                      12/31/2001         8.15               7.08                 52,829
                                      12/31/2000         9.92*              8.15                 31,556
FIDELITY VIP INDEX 500 PORTFOLIO SC
  2                                   12/31/2005      $136.18       140.6$1 136.18       313,854 262,595
                                      12/31/2004       124.96
                                      12/31/2003        98.76             124.96                201,115
                                      12/31/2002       128.98              98.76                143,919
                                      12/31/2001       148.95             128.98                 89,888
                                      12/31/2000       169.89*            148.95                 34,085
FIDELITY VIP INVESTMENT GRADE BOND
  PORTFOLIO SC 2                      12/31/2005      $ 15.52            $ 15.62              1,007,448
                                      12/31/2004        15.09              15.52                857,504
                                      12/31/2003        14.56              15.09                765,200
                                      12/31/2002        13.39              14.56                578,933
                                      12/31/2001        12.54              13.39                240,969
                                      12/31/2000        12.03*             12.54                 21,897
FIDELITY VIP MID CAP PORTFOLIO SC 2   12/31/2005      $ 28.84            $ 33.61              1,057,318
                                      12/31/2004        23.42              28.84                909,123
                                      12/31/2003        17.15              23.42                765,087
                                      12/31/2002        19.30              17.15                644,149
                                      12/31/2001        20.25              19.30                529,851
                                      12/31/2000        20.04*             20.25                233,156
FIDELITY VIP OVERSEAS PORTFOLIO SC 2  12/31/2005      $ 19.25            $ 22.58                774,482
                                      12/31/2004        17.20              19.25                604,561
                                      12/31/2003        12.17              17.20                407,324
                                      12/31/2002        15.50              12.17                293,133
                                      12/31/2001        19.91              15.50                200,060
                                      12/31/2000        23.33*             19.91                 71,864
GOLDMAN SACHS VIT STRUCTURED SMALL
  CAP EQUITY FUND                     12/31/2005      $ 15.00            $ 15.72                 57,784
                                      12/31/2004        13.12*             15.00                 16,830
JP MORGAN U.S. LARGE CAP CORE EQUITY
  PORTFOLIO(2)                        12/31/2005      $ 13.21            $ 13.22              1,238,265
                                      12/31/2004        12.21              13.21              1,071,858
                                      12/31/2003         9.65              12.21                859,650
                                      12/31/2002        12.97               9.65                644,912
                                      12/31/2001        14.90              12.97                410,417
                                      12/31/2000        17.20*             14.90                125,348
LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES PORTFOLIO(2)          12/31/2005      $ 13.21            $ 13.65                 73,028
                                      12/31/2004        12.08*             13.21                 21,837
NEUBERGER BERMAN GENESIS FUND         12/31/2005      $ 27.76            $ 31.80                738,382
                                      12/31/2004        23.74              27.76                592,938
                                      12/31/2003        18.30              23.74                472,551
                                      12/31/2002        19.14              18.30                369,727
                                      12/31/2001        17.35              19.14                204,094
                                      12/31/2000        15.88*             17.35                 15,000

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
             SUBACCOUNT               YEAR ENDED       PERIOD            PERIOD                PERIOD
             ----------               ----------    ------------    -----------------    ------------------
PUTNAM VT VISTA FUND (IB SHARES)      12/31/2005      $ 13.53            $ 14.99                437,342
                                      12/31/2004        11.55              13.53                417,950
                                      12/31/2003         8.78              11.55                405,260
                                      12/31/2002        12.82               8.78                354,292
                                      12/31/2001        19.52              12.82                312,576
                                      12/31/2000        24.81*             19.52                149,430
ROYCE CAPITAL FUND SMALL-CAP
  PORTFOLIO                           12/31/2005      $  9.41            $ 10.09                244,500
                                      12/31/2004         8.17*              9.41                 85,206
WELLS FARGO ADVANTAGE VT DISCOVERY
  FUND(SM) (formerly Strong Mid Cap
  Growth Fund II)                     12/31/2005      $ 16.94*           $ 14.21                571,068
                                      12/31/2004        14.39              16.94                455,021
                                      12/31/2003        10.86              14.39                424,282
                                      12/31/2002        17.61              10.86                351,842
                                      12/31/2001        25.76              17.61                264,967
                                      12/31/2000        36.15*             25.76                130,119
WELLS FARGO ADVANTAGE VT OPPORTUNITY
  FUND(SM(1)                          12/31/2005      $ 29.96            $ 31.93                294,959
                                      12/31/2004        25.66              29.96                304,488
                                      12/31/2003        18.96              25.66                285,496
                                      12/31/2002        26.24              18.96                244,938
                                      12/31/2001        27.54              26.24                163,069
                                      12/31/2000        28.68*             27.54                 46,246
WILSHIRE VIT BALANCED FUND -- HORACE
  MANN SHARES                         12/31/2005      $ 19.87            $ 20.46             12,018,094
                                      12/31/2004        18.59              19.87             13,033,346
                                      12/31/2003        15.74              18.59             13,967,082
                                      12/31/2002        17.38              15.74             14,684,684
                                      12/31/2001        17.42              17.38             16,148,759
                                      12/31/2000        17.27              17.42             17,434,293
                                      12/31/1999        18.90              17.27             22,591,194
                                      12/31/1998        19.82              18.90             21,781,222
                                      12/31/1997        18.94              19.82             18,709,483
                                      12/31/1996        18.00              18.94             15,151,785
WILSHIRE VIT EQUITY FUND -- HORACE
  MANN SHARES                         12/31/2005      $ 21.47            $ 22.45             12,143,394
                                      12/31/2004        19.74              21.47             13,354,870
                                      12/31/2003        15.67              19.74             14,334,218
                                      12/31/2002        19.69              15.67             15,070,307
                                      12/31/2001        20.82              19.69             16,474,940
                                      12/31/2000        21.92              20.82             17,693,804
                                      12/31/1999        24.34              21.92             22,490,546
                                      12/31/1998        25.66              24.34             22,401,337
                                      12/31/1997        23.76              25.66             18,317,985
                                      12/31/1996        21.66              23.76             13,503,527
WILSHIRE VIT INCOME FUND -- HORACE
  MANN SHARES                         12/31/2005      $ 16.91            $ 17.03              1,260,463
                                      12/31/2004        16.32              16.91              1,201,525
                                      12/31/2003        15.39              16.32              1,128,161
                                      12/31/2002        14.27              15.39              1,105,681
                                      12/31/2001        13.27              14.27                896,686
                                      12/31/2000        12.24              13.27                806,285
                                      12/31/1999        13.24              12.24              1,032,770
                                      12/31/1998        13.00              13.24              1,006,166
                                      12/31/1997        12.69              13.00                718,041
                                      12/31/1996        13.03              12.69                817,803

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
             SUBACCOUNT               YEAR ENDED       PERIOD            PERIOD                PERIOD
             ----------               ----------    ------------    -----------------    ------------------
WILSHIRE VIT INTERNATIONAL EQUITY
  FUND -- HORACE MANN SHARES          12/31/2005      $ 11.67            $ 12.69              2,985,537
                                      12/31/2004        10.68              11.67              3,034,963
                                      12/31/2003         8.16              10.68              3,018,220
                                      12/31/2002        10.46               8.16              2,911,478
                                      12/31/2001        14.39              10.46              2,877,968
                                      12/31/2000        17.52              14.39              2,621,364
                                      12/31/1999        12.13              17.52              1,298,573
                                      12/31/1998        10.27              12.13                758,622
                                      12/31/1997        10.00*             10.27                451,401
WILSHIRE VIT SHORT-TERM INVESTMENT
  FUND -- HORACE MANN SHARES          12/31/2005      $ 10.84            $ 10.98                233,981
                                      12/31/2004        10.85              10.84                248,645
                                      12/31/2003        10.87              10.85                400,991
                                      12/31/2002        10.82              10.87                351,839
                                      12/31/2001        10.42              10.82                209,583
                                      12/31/2000         9.89              10.42                174,299
                                      12/31/1999         9.98               9.89                143,624
                                      12/31/1998         9.99               9.98                125,460
                                      12/31/1997        10.03               9.99                114,103
                                      12/31/1996        10.00              10.03                112,004
WILSHIRE VIT SMALL CAP GROWTH
  FUND -- HORACE MANN SHARES          12/31/2005      $ 11.88            $ 12.17              3,884,610
                                      12/31/2004        11.52              11.88              4,241,664
                                      12/31/2003         7.33              11.52              4,454,821
                                      12/31/2002        12.16               7.33              4,309,422
                                      12/31/2001        17.54              12.16              4,343,366
                                      12/31/2000        19.76              17.54              4,245,836
                                      12/31/1999        12.38              19.76              2,731,955
                                      12/31/1998        11.70              12.38              2,063,019
                                      12/31/1997        10.00*             11.70              1,219,124
WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND -- HORACE MANN SHARES          12/31/2005      $ 16.61            $ 17.25              4,346,986
                                      12/31/2004        14.85              16.61              4,566,563
                                      12/31/2003        11.70              14.85              4,696,964
                                      12/31/2002        13.70              11.70              4,762,269
                                      12/31/2001        14.96              13.70              4,931,921
                                      12/31/2000        13.81              14.96              4,744,087
                                      12/31/1999        12.99              13.81              4,001,791
                                      12/31/1998        12.10              12.99              2,513,258
                                      12/31/1997        10.00*             12.10                692,571



(1) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio



* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 24.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed since the payment amounts fluctuate in accordance with the performance of the Subaccounts.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS


     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVES. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISOR
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND      income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE FUND    income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISOR
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

DAVIS VALUE PORTFOLIO           Long-term capital       Large value     Invests primarily in equity securities issued
                                  growth                                by companies with market capitalizations of
                                                                        at least $10 billion. The Portfolio Managers
                                                                        conduct extensive research to try to identify
                                                                        businesses that possess characteristics they
                                                                        believe foster the creation of long-term
                                                                        value, such as proven management, a durable
                                                                        franchise and business model, and sustainable
                                                                        competitive advantages. They aim to invest in
                                                                        such businesses when they are trading at a
                                                                        discount to their intrinsic worth. The Davis
                                                                        Value Portfolio is a series of the Davis
                                                                        Variable Account Fund and is advised by Davis
                                                                        Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME     Long-term capital       Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                appreciation                          asset in common stocks, with 65% in the
                                                                        common stocks of well-established companies
                                                                        paying above-average dividends, with
                                                                        favorable prospects for both increasing
                                                                        dividends and capital appreciation. The T.
                                                                        Rowe Price Equity Income Portfolio VIP II is
                                                                        advised by T. Rowe Price Associates.

WILSHIRE VIT EQUITY FUND --     Long-term capital       Large value     The fund seeks long-term capital growth by
  HORACE MANN SHARES              growth                                investing primarily in equity securities.
                                                                        This is a moderately aggressive investment.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISOR
             ----                    ---------        ---------------          -------------------------------
FIDELITY VIP GROWTH & INCOME    Seeks high total        Large core      Invests primarily in common stocks with a
  PORTFOLIO SC2                   return through a                      focus on those that pay current dividends and
                                  combination of                        show potential for capital growth. The
                                  current income                        Fidelity VIP Growth and Income Portfolio is a
                                  and capital                           series of the Fidelity VIP Series and is
                                  appreciation.                         advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500          Seeks investment        Large core      The fund seeks to provide investment results
  PORTFOLIO SC2                   results that                          that correspond to the total return
                                  correspond to the                     performance of common stocks publicly traded
                                  total return of                       in the United States. The fund normally
                                  common stocks                         invests at least 80% of its assets in common
                                  publicly traded                       stocks included in the S&P 500. The Fidelity
                                  in the United                         VIP Index 500 Portfolio is a series of the
                                  States, as                            Fidelity VIP Series and is advised by
                                  represented by                        Fidelity Management & Research Co.
                                  the S&P 500

JPMORGAN U.S. LARGE CAP CORE    High total return       Large core      The fund seeks to provide high total return
  EQUITY PORTFOLIO(2)             from a portfolio                      from a portfolio of selected equity
                                  of selected                           securities. Under normal circumstances, the
                                  equity securities                     fund invests at least 80% of it assets (net
                                                                        assets, plus the amount of borrowings for
                                                                        investment purposes) in equity investments of
                                                                        large-cap U.S. companies. The JPMorgan U.S.
                                                                        Large Cap Core Equity Portfolio is a series
                                                                        of the J.P. Morgan Series Trust II and is
                                                                        advised by J.P. Morgan Investment Management
                                                                        Inc.

ALLIANCEBERNSTEIN VPS LARGE     Long-term capital      Large growth     The Portfolio invests primarily in the equity
  CAP GROWTH PORTFOLIO            growth                                securities of a limited number of large,
                                                                        carefully selected, high-quality U.S.
                                                                        companies. The AllianceBernstein Large Cap
                                                                        Growth Portfolio is a series of the
                                                                        AllianceBernstein Variable Products Series
                                                                        Fund and is advised by AllianceBernstein LP.

FIDELITY VIP GROWTH PORTFOLIO   Seeks to achieve       Large growth     The fund invests primarily in various common
  SC2                             capital                               stocks issued by companies that the advisor
                                  appreciation.                         believes have above-average growth potential,
                                                                        measured by earnings or revenue. The Fidelity
                                                                        VIP Growth Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Medium value     The Portfolio invests primarily in a
  INC. SMALL/MID CAP VALUE        growth                                diversified portfolio of equity securities of
  PORTFOLIO                                                             small- to mid-capitalization U.S. companies,
                                                                        generally representing 60 to 110 companies.
                                                                        The AllianceBernstein Variable Products
                                                                        Series Fund, Inc. Small/Mid Cap Value
                                                                        Portfolio is advised by AllianceBernstein
                                                                        L.P.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium value     Invests principally in equity securities of
  OPPORTUNITY FUND(SM)(1)         appreciation                          medium-capitalization companies believed to
                                                                        be under-priced yet have attractive growth
                                                                        prospects. The Wells Fargo Advantage VT
                                                                        Opportunity Fund(SM) is advised by Wells
                                                                        Fargo Funds Management, LLC.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISOR
             ----                    ---------        ---------------          -------------------------------
DREYFUS INVESTMENT PORTFOLIO:   Long-term capital       Medium core     Seeks investment returns that are greater
  MIDCAP STOCK PORTFOLIO --       growth                                than the total return performance of publicly
  SERVICE SHARES(2)                                                     traded common stocks of medium-size domestic
                                                                        companies in the aggregate, as represented by
                                                                        the Standard & Poor's MidCap 400 Index (S&P
                                                                        400). The Dreyfus Investment Portfolio:
                                                                        MidCap Stock Portfolio is advised by The
                                                                        Dreyfus Corporation.

FIDELITY VIP MID CAP PORTFOLIO  Seeks long-term         Medium core     Invests at least 80% of total assets in
  SC2                             growth of                             common stocks of domestic companies with
                                  capital.                              medium market capitalization. The Fidelity
                                                                        VIP Mid Cap Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

DELAWARE VIP GROWTH             Long-term capital      Medium growth    Invests primarily in common stocks of
  OPPORTUNITIES                   growth                                medium-sized companies that have established
  SERIES -- SERVICE CLASS                                               themselves within the industry, but still
                                                                        have growth potential. The Delaware VIP
                                                                        Growth Opportunities Series is advised by
                                                                        Delaware Management Company, a series
                                                                        Delaware Management Business Trust, which is
                                                                        an indirectly wholly-owned subsidiary of
                                                                        Delaware Management Holdings, Inc.

LORD ABBETT SERIES FUND GROWTH  Capital                Medium growth    Seeks capital appreciation by normally
  OPPORTUNITIES PORTFOLIO(2)      appreciation                          investing at least 65% of its net assets in
                                                                        equity securities of mid-sized companies that
                                                                        show potential for growth. The Lord Abbett
                                                                        Series Fund -- Growth Opportunities Portfolio
                                                                        is advised by Lord, Abbett & Co. LLC.

PUTNAM VT VISTA FUND (IB        Capital                Medium growth    Invests mainly in common stocks of U.S.
  SHARES)                         appreciation                          companies, with a focus on growth stocks.
                                                                        Putnam VT Vista Fund is a series of the
                                                                        Putnam Variable Trust and is advised by
                                                                        Putnam Management.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium growth    Invests principally in securities of small-
  DISCOVERY FUND(SM)(1)           appreciation                          and medium-capitalization companies, which
                                                                        are defined as those with market
                                                                        capitalizations equal to or lower than the
                                                                        company with the largest capitalization in
                                                                        the Russell Midcap(R)Index, at the time of
                                                                        investment. The Wells Fargo Advantage VT
                                                                        Discovery Fund(SM) is advised by Wells Fargo
                                                                        Funds Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP    Long-term capital       Small value     Invests in small-cap companies using a
  PORTFOLIO                       growth                                disciplined value approach. The manager
                                                                        believes that investors in the Fund should
                                                                        have a long-term investment horizon of at
                                                                        least three-years. The Royce Capital Fund
                                                                        Small-Cap Portfolio is advised by Royce &
                                                                        Associated, LLC.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISOR
             ----                    ---------        ---------------          -------------------------------
GOLDMAN SACHS VIT STRUCTURED    Long-term capital       Small core      The Fund invests, under normal circumstances,
  SMALL CAP EQUITY FUND           growth                                at least 80% of its net assets plus any
                                                                        borrowings for investment purposes (measured
                                                                        at time of purchase) ("Net Assets") in a
                                                                        broadly diversified portfolio of equity
                                                                        investments in small-cap U.S. issuers,
                                                                        including foreign issuers that are traded in
                                                                        the United States.* However, it is currently
                                                                        anticipated that, under normal circumstances
                                                                        the Fund will invest at least 95% of its Net
                                                                        Assets in such equity investments. These
                                                                        issuers will have public stock market
                                                                        capitalizations (based upon shares available
                                                                        for trading on an unrestricted basis) similar
                                                                        to that of the range of the market
                                                                        capitalization of companies constituting the
                                                                        Russell 2000(R) Index at the time of
                                                                        investment. The Fund is not required to limit
                                                                        its investments to securities in the Russell
                                                                        2000(R) Index. In addition, if the market
                                                                        capitalization of a company held by the Fund
                                                                        moves outside this range, the Fund may, but
                                                                        is not required to, sell the securities. The
                                                                        capitalization range of the Russell 2000(R)
                                                                        Index is currently between $68 million and
                                                                        $2.4 billion. The Goldman Sachs VIT
                                                                        Structured Small Cap Equity Fund is a series
                                                                        of the Goldman Sachs Variable Insurance Trust
                                                                        and is advised by Goldman Sachs Asset
                                                                        Management, L.P.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Small growth     The Portfolio invests at least 80% of its net
  INC. SMALL CAP GROWTH           growth                                assets in equity securities of smaller
  PORTFOLIO                                                             companies. The Portfolio generally invests in
                                                                        a widely diversified portfolio of equity
                                                                        securities spread among many industries that
                                                                        offer the possibility of above-average
                                                                        earnings growth. The AllianceBernstein VPS
                                                                        Small Cap Growth Portfolio is advised by
                                                                        AllianceBernstein L.P.

CREDIT SUISSE TRUST SMALL CAP   Capital growth         Small Growth     Invests at least 80% of its net assets, plus
  GROWTH PORTFOLIO(1)                                                   any borrowings for investment purposes, in
                                                                        equity securities of small U.S. companies.
                                                                        Using a growth investment style, may look for
                                                                        either developing or older companies in a
                                                                        growth stage or companies providing products
                                                                        or services with a high unit-volume growth
                                                                        rate. The Credit Suisse Trust Small Cap
                                                                        Growth Portfolio is advised by Credit Suisse
                                                                        Asset Management, LLC.

DELAWARE VIP TREND SERIES --    Long-term capital      Small growth     Invests primarily in stocks of small growth-
  SERVICE CLASS                   growth                                oriented or emerging companies that, we
                                                                        believe, are responsive to changes within the
                                                                        marketplace and which we believe have the
                                                                        fundamental characteristics to support
                                                                        continued growth. The Delaware VIP Trend
                                                                        Series is advised by Delaware Management
                                                                        Company, a series Delaware Management
                                                                        Business Trust, which is an indirectly
                                                                        wholly-owned subsidiary of Delaware
                                                                        Management Holdings, Inc.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISOR
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VIT SMALL CAP GROWTH   Long-term capital      Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES      growth                                than $2.5 billion at the time of investment)
                                                                        considered to have earnings growth potential.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS           Seeks long-term        International    Invests at least 80% of total assets in
  PORTFOLIO SC2                   growth of                             foreign securities. The fund normally invests
                                  capital.                              primarily in common stocks. The Fidelity VIP
                                                                        Overseas Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

WILSHIRE VIT INTERNATIONAL      Long-term capital      International    Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN      growth                                through diversified holding of marketable
  SHARES                                                                foreign equity investments. Invests in the
                                                                        stock of large, well-managed, non-U.S.
                                                                        companies. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY           Long-term capital        Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE      growth                                diversified portfolio composed primarily of
  MANN SHARES                                                           marketable equity securities that the
                                                                        subadviser determines are socially
                                                                        responsible. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY       Current income/         Real estate     The Fund typically invests at least 80% of
  FUND, INC.                      Capital                               its total assets in real estate securities
                                  appreciation                          such as real estate investment trusts
                                                                        (REITs). The Cohen & Steers VIF Realty Fund
                                                                        is advised by Cohen & Steers Capital
                                                                        Management, Inc.

FIDELITY VIP HIGH INCOME        Seeks a high level         Bond         Invests in income-producing debt securities,
  PORTFOLIO SC2                   of current                            preferred stocks and convertible securities,
                                  income, while                         with an emphasis on low-quality debt
                                  also considering                      securities. The Fidelity VIP High Income
                                  growth of                             Portfolio is a series of the Fidelity VIP
                                  capital.                              Series and is advised by Fidelity Management
                                                                        & Research Co.

FIDELITY VIP INVESTMENT GRADE   Seeks as high a            Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2              level of current                      investment-grade bonds. The fund invests
                                  income as is                          across different market sectors and
                                  consistent with                       maturities. The Fidelity VIP Investment Grade
                                  the preservation                      Bond Portfolio is a series of the Fidelity
                                  of capital.                           VIP Series and is advised by Fidelity
                                                                        Management & Research Co.

WILSHIRE VIT INCOME             Current income             Bond         Seeks to achieve a long-term total rate of
  FUND -- HORACE MANN SHARES                                            return in excess of U.S. bond market over a
                                                                        full-market cycle. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM         Current income/            Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE       Preservation of                       the extent consistent with liquidity.
  MANN SHARES                     capital                               Preservation of principal is a secondary
                                                                        objective. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED FUND --   Capital growth/          Balanced       Seeks to realize a high, long-term total rate
  HORACE MANN SHARES              Current income                        of return consistent with prudent investment
                                                                        risks. The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISOR
             ----                    ---------        ---------------          -------------------------------
T. ROWE PRICE PRIME RESERVE     Current income/        Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                       Preservation of                       securities with maturities of 13 months or
                                  capital                               less. The T. Rowe Price Prime Reserve
                                                                        Portfolio is advised by T. Rowe Price
                                                                        Associates.



(1) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)
       Wells Fargo Advantage VT Opportunity Fund(SM)
       Credit Suisse Trust Small Cap Growth Portfolio



    However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Purchase Payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio
       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio



     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.



     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.



     PROPOSED SUBSTITUTIONS. In May 2006, We intend to file an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain Underlying Funds (the "New Underlying Funds") for shares of certain other Underlying Funds (the "Old Underlying Funds"). We anticipate replacing the following Old Underlying Funds with the following New Underlying Funds as investment options under the Contract:



               OLD UNDERLYING FUND                                 NEW UNDERLYING FUND
               -------------------                                 -------------------
     U.S. Large Cap Core Equity Portfolio of          Service Class 2 shares of the Growth & Income
         the J.P. Morgan Series Trust II            Portfolio of Fidelity Variable Insurance Products
                                                                        Fund III

       Service shares of the MidCap Stock            Service Class 2 shares of the Mid Cap Portfolio
   Portfolio of Dreyfus Investment Portfolios       of Fidelity Variable Insurance Products Fund III

     Growth Opportunities Portfolio of Lord          Service Class shares of the Delaware VIP Growth
            Abbett Series Fund, Inc.                 Opportunities Series of the Delaware VIP Trust

        Wells Fargo Advantage Opportunity               Class B shares of the Small/Mid Cap Value
     Fund(sm) of Wells Fargo Variable Trust         Portfolio of Alliance Bernstein Variable Products
                                                                    Series Fund, Inc.

    Small Cap Growth Portfolio of the Credit              Service Class shares of the Delaware
                  Suisse Trust                         VIP Trend Series of the Delaware VIP Trust



     The proposed substitutions will not be carried out unless a majority of the outstanding interests invested in the Old Underlying Funds as of a to-be-specified record date approve the substitutions. We anticipate that, if SEC approval is granted, Contract Owner approval is obtained, and all of the systems needed to perform the substitutions are in place, We will effect the substitutions sometime during the fourth quarter of 2006. To the extent required by law, approvals of these proposed substitutions also will be obtained from the state insurance regulators in certain jurisdictions. Contract Owners invested in the Old Underlying Funds as of the record date will receive detailed information about the proposed substitutions.



     We propose to carry out the proposed substitutions by redeeming shares of the Old Underlying Funds and purchasing shares of the corresponding New Underlying Funds. Any Variable Cash Value that You have allocated to a Subaccount investing in the Old Underlying Fund(s) on the date of the substitutions will, in effect, be transferred to a Subaccount investing in the corresponding New Underlying Fund(s) without charge (including Surrender Charge). In addition, following the substitution, any allocations of Variable Cash Value to or from the Subaccounts investing in the Old Underlying Funds (for example, in connection with the dollar cost averaging program and the rebalancing program) will be allocations to or from the Subaccounts investing in the New Underlying Funds.



     Although We do not impose a charge for transfers or limit the number of transfers permitted each year, We may otherwise limit transfers in certain situations (such as market timing transfers). However, from May, 2006 through 30 days following the date of the proposed substitutions, You may make one transfer of Variable Cash Value from a Subaccount investing in the Old Underlying Fund(s) (before the substitutions) or the New Underlying Fund(s) (after the substitutions) to any other available Subaccount(s) without charge (including Surrender Charge) or limitation. In addition, We will not exercise any rights We may have under Your Contract to impose restrictions or charges on transfers until at least 30 days after the proposed substitutions occur.



     The New Underlying Funds are described in more detail in their current prospectuses. All Contract Owners have received or will receive a current prospectus for each New Underlying Fund prior to the substitutions. These prospectuses describe the New Underlying Funds' investment policies, risks, fees and expenses, and all other aspects of their operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW UNDERLYING FUND WILL ACHIEVE ITS STATED OBJECTIVES.



     CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. An investment adviser or a sub-adviser of an Underlying Fund (or its affiliates) may compensate Us and/or certain affiliates for administrative or other services provided with respect to the Underlying Funds. The amount of the compensation generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.



     SELECTION OF FUNDS. We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or sub-adviser or an affiliate will compensate us or Our affiliates for providing certain administrative and other services, as described above. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Net Purchase Payments and/or transfers if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



     ADDITION, DELETION, OR SUBSTITUTION OF FUNDS. We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.



     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

THE CONTRACTS


CONTRACT OWNERS' RIGHTS


     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences." Unless otherwise provided by law the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.


     This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT


     The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.


     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.


     Applications for Contracts are to be sent to HMLIC's Home Office. If Your application is complete and has been received at our Home Office, we will issue Your Contract. Any initial purchase payment received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial purchase payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial purchase payment, unless otherwise directed by the applicant.



     Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may experience such delays to the extent agents fail to forward applications and purchase payments to Our Home Office on a timely basis.



CANCELING THE CONTRACT



     Subject to state insurance laws, You have the right to cancel the Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the purchase payments made for this Contract, less any withdrawals or (2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PURCHASE PAYMENTS


     AMOUNT AND FREQUENCY OF PURCHASE PAYMENTS -- Net Purchase Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of Your product.



     ALLOCATION OF NET PURCHASE PAYMENTS -- All or part of Your Net Purchase Payments made may be allocated to one or more Subaccounts. The minimum purchase payment amount allocated to any Subaccount in any given Contract Year must equal or exceed $100. A request to change the allocation of purchase payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office.



     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.



     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was established on the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate

Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included.



                                     ACCUMULATION
SUBACCOUNT                  DATE      UNIT VALUE
----------                  ----     ------------
Davis Value Portfolio     09/05/00       11.55
Wilshire VIT Equity       11/01/89       21.62
  Fund -- Horace Mann
  Shares
Fidelity VIP Growth &     09/05/00       16.04
  Income Portfolio SC 2
Fidelity VIP Index 500    09/05/00      169.89
  Portfolio SC 2
JPMorgan U.S. Large Cap   09/05/00       17.20
  Core Equity Portfolio
AllianceBernstein VPS     09/05/00       40.86
  Large Cap Growth
  Portfolio
Fidelity VIP Growth       09/05/00       53.19
  Portfolio SC 2
Wells Fargo Advantage VT  09/05/00       28.68
  Opportunity Fund(SM)
Dreyfus Investment        06/01/04       16.01
  Portfolio: MidCap
  Stock
  Portfolio-- Service
  Shares
Fidelity VIP Mid Cap      09/05/00       20.04
  Portfolio SC 2
Delaware VIP Growth       06/01/04       14.31
  Opportunities
  Series -- Service
  Class
Lord Abbett Series Fund   06/01/04       12.08
  Growth Opportunities
  Portfolio
Putnam VT Vista Fund (IB  09/05/00       24.81
  Shares)
Wells Fargo Advantage VT  09/05/00       36.15
  Discovery Fund(SM)
Royce Capital Fund        06/01/04        8.17
  Small-Cap Portfolio
Goldman Sachs VIT         06/01/04       13.12
  Structured Small Cap
  Equity Fund
Credit Suisse Trust       09/05/00       27.18
  Small Cap Growth
  Portfolio
Delaware VIP Trend        06/01/04       28.68
  Series -- Service
  Class
Wilshire VIT Small Cap    03/10/97       10.00
  Growth Fund -- Horace
  Mann Shares
Fidelity VIP Overseas     09/05/00       23.33
  Portfolio SC 2
Wilshire VIT              03/10/97       10.00
  International Equity
  Fund -- Horace Mann
  Shares



                                     ACCUMULATION
SUBACCOUNT                  DATE      UNIT VALUE
----------                  ----     ------------
Wilshire VIT Socially     03/10/97       10.00
  Responsible Fund --
  Horace Mann Shares
Fidelity VIP High Income  09/05/00        9.92
  Portfolio SC 2
Fidelity VIP Investment   09/05/00       12.03
  Grade Bond Portfolio
  SC 2
Wilshire VIT Income       11/01/89       13.32
  Fund -- Horace Mann
  Shares
Wilshire VIT Short-Term   11/01/89       11.20
  Investment Fund --
  Horace Mann Shares
Wilshire VIT Balanced     11/01/89       16.51
  Fund -- Horace Mann
  Shares


     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk charge We deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS


     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less.



     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section.



     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your

PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.



     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)
     Wells Fargo Advantage VT Opportunity Fund(SM)
     Credit Suisse Trust Small Cap Growth Portfolio



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new transfers are allowed to the following
Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio



     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available prior to the Annuity Date.



     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)
     Wells Fargo Advantage VT Opportunity Fund(SM)
     Credit Suisse Trust Small Cap Growth Portfolio



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new dollar cost averaging programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio



     If You are currently participating in the dollar cost averaging program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any dollar cost averaging program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.



     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.


     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office.

For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)
     Wells Fargo Advantage VT Opportunity Fund(SM)
     Credit Suisse Trust Small Cap Growth Portfolio



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new rebalancing programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio



     If You are currently participating in the rebalancing program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any rebalancing program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     CHANGES TO PURCHASE PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and
(3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum purchase payment amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)
     Wells Fargo Advantage VT Opportunity Fund(SM)
     Credit Suisse Trust Small Cap Growth Portfolio



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, Contracts may not begin or increase allocations to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio
     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares Lord Abbett Series Fund Growth Opportunities Portfolio



     Any premium allocation that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     MARKET TIMING -- The Contracts and the Subaccounts are not designed for "market timing" through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.



     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.



     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.


     If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.



     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.



     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We expect to be contractually obligated by the Underlying Funds to prohibit transfers by Contract Owners who are identified by an Underlying Fund as market timers, and to provide Contract Owner transaction data to the Underlying Funds.



     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- A Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted only if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other Information -- Forms Availability."



     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.



     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.



     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Surrender Charges shown in the "Individual Product Information" section.



     Surrender Charges are applied to surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is paid.



     The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.



     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.

     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.



     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.



     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.



     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.


     CONFIRMATIONS -- HMLIC mails written confirmations of purchase payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume.



SERVICES AND BENEFITS WE PROVIDE:



     -  the death benefit, and cash benefits under the Contracts


     -  investment options, including Net Premium allocations


     -  administration of elective options


     -  the distribution of reports to Contract Owners


     -  Annuity Payment options



COSTS AND EXPENSES WE INCUR:



     - costs associated with processing applications and with issuing and administering the Contracts


     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts


     - other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees



RISKS WE ASSUME:



     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct


     ANNUAL MAINTENANCE CHARGE -- An annual maintenance charge of no more than $25 is deducted from each Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.


     The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the "Individual Product Information" section for the maintenance charge on Your Contract.



     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis. See the "Individual Product Information" section for the M&E Fee on Your Contract.



     SURRENDER CHARGES -- A Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Surrender Charges are specific to Your Contract. See the "Individual Product Information" section for the Surrender Charge on Your Contract.


     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period."

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.


     PREMIUM TAXES -- Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%, on the amount of purchase payments made under this Contract. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.


DEATH BENEFIT PROCEEDS


     If a Contract Owner dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. Additional information about the death benefit of a specific Contract is located in the "Individual Product Information" section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.



     All or part of the death benefit proceeds generally may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options," provided, however, that such payment option must satisfy IRC Section 72(s). See "Tax Consequences." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.


ANNUITY PAYMENTS


     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received in HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual & annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Maturity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH OR WITHOUT PERIOD CERTAIN -- The life option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed to the beneficiary until the end of the period selected. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining certain period payments will be paid in a single sum to the estate of the Annuitant. Under the life without period certain option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Annuitant cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.

     JOINT AND SURVIVOR LIFE ANNUITY -- This life only option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, etc.). The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Annuitants cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.


     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.


     INCOME FOR FIXED AMOUNT -- This option provides payments of a fixed amount until the account value, with interest, has been paid. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiary is living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. The Annuitant has the right to change to another income option or make unscheduled withdrawals subject to surrender penalties, if applicable, from the remaining present value, subject to IRC requirements. To determine the surrender penalty rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the "Individual Product Information" section for the appropriate rate. This option is available on a fixed payment basis only.


     INTEREST INCOME PAYMENTS -- This option provides Annuity Payments based on interest earned from the proceeds of the Contract, at a rate determined by HMLIC, but never less than the annual guaranteed interest rate. Interest will be credited at the end of each payment period. The Annuitant may elect another income option at the end of any payment period, or may withdraw the Contract value in whole or in part upon written request subject to surrender penalties if applicable. The request must be made prior to the end of the period that the Annuitant agreed to receive Annuity Payments. This option is available on a fixed payment basis only.

     OTHER INCOME OPTIONS -- If the Annuitant does not wish to elect one or more Annuity Payment options, the Annuitant may:

     a) receive the proceeds in a lump sum, or

     b) leave the Contract with HMLIC, or

     c) select any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value. Contract value may be more or less than the amount of Net Purchase Payments allocated to the Contract.


     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed fixed Annuity Payment. These payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.



     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract; and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age of the Annuitant(s).


     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit value at the date of payment. The Annuity Unit value will change between Valuation Dates to reflect the investment experience of each Subaccount.


     ASSUMED INTEREST RATE -- The assumed interest rate for the Contract is shown in the "Individual Product Information" section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.



     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate

Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     The current Annuity Unit Value is equal to

     - the prior Annuity Unit Value on the Valuation Date when payments were last determined,
     -  multiplied by the applicable net investment factor.

     The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by

     - dividing the net asset value of a share of the Underlying Fund on the current Valuation Date,
     - plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and

     - multiplying this result by the investment multiplier. If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE

     If the age of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct age. If the Annuity Payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION


ANNUITY ALTERNATIVES (IC-408000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         0-85.
MINIMUM CONTRIBUTION                     $25 per month
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract, less any applicable premium tax; or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  4.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   4.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER (ONLY APPLIES TO   $5.00. However, HMLIC is currently waiving this fee.
  TRANSFERS FROM THE FIXED ACCOUNT TO
  SUBACCOUNT(S))
EARLY WITHDRAWAL PENALTY FIXED ACCOUNT   5% at any time other than renewal through age 65.
  ONLY
                                         The early withdrawal penalty is currently being waived on
                                         transfers within a Contract from the fixed account to a
                                         Subaccount.

                                         If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               8%
                                                            3                               6%
                                                            4                               4%
                                                            5                               2%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be
  WITHDRAWAL PENALTY (FREE OUT           imposed:
  PROVISION)
                                         1.  on a withdrawal if all the following occur:
                                           a.  it is made after the Contract has been in force two
                                               years;
                                           b.  it is more than 12 months since the last transfer or
                                               withdrawal was made;
                                           c.  the amount is not more than 15 percent of the then
                                               current Fixed Cash Value; and
                                           d.  the amount is not more than 15 percent of the then
                                               current Variable Cash Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain or Variable income
                                             for joint life and survivor annuity; or
                                         3.  on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                         4.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least 5 years (during such period the elected annuity benefit cannot be
                                             surrendered); or
                                         5.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


ANNUITY ALTERNATIVES II (IC-437000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         0-54.
MINIMUM CONTRIBUTION                     $25 per month
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                             applicable premium tax, or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited

FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY FIXED ACCOUNT   5% starting in year 1. The penalty will be 5% until the
  ONLY                                   Contract anniversary prior to the Annuitant's attainment of age 65. At that time the fee will decrease by 1% per year.
                                         The early withdrawal penalty is waived on each Scheduled
                                         Update.
                                         If money is transferred from the fixed account to the
                                         Separate Account and withdrawn within 365 days of the
                                         transfer, the early withdrawal penalty will be charged.
                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               7%
                                                            3                               6%
                                                            4                               4%
                                                            5                               2%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be
  WITHDRAWAL PENALTY (FREE OUT           imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                               force two years; and
                                           b.  it is more than 12 months since the last withdrawal
                                               was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of this Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         4.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


ANNUITY ALTERNATIVES II (IC-438000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         55-85.
MINIMUM CONTRIBUTION                     $25 per month
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                             applicable premium tax; or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE

SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY                 None

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               7%
                                                            3                               6%
                                                            4                               4%
                                                            5                               2%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE (FREE OUT     No Surrender Charge will be imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                               force two years;
                                           b.  it is more than 12 months since the last withdrawal
                                               was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of this Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         4.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


NEW SOLUTIONS (IC-441000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract may be issued to anyone between the ages of
                                         0-85.
MINIMUM CONTRIBUTION                     $25 per month
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                             applicable premium tax; or
                                         2.  the sum of all purchase payments paid under the
                                         Contract, less any applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  3.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   3.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $0
EARLY WITHDRAWAL PENALTY                 None

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               8%
                                                            2                               7%
                                                            3                               6%
                                                            4                               5%
                                                            5                               4%
                                                            6                               3%
                                                            7                               2%
                                                            8                               1%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE (FREE OUT     No Surrender Charge will be imposed:
  PROVISION)
                                         1.  on a withdrawal if all of the following occur:
                                           a.  a withdrawal is made after the Contract has been in
                                               force two years;
                                           b.  it is more than 12 months since the last withdrawal
                                               was made; and
                                           c.  the amount withdrawn is not more than 15 percent of
                                         the Total Accumulation Value; or
                                         2.  on any portion of this Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  if Annuity Payments are selected to be made in equal
                                         installments over a period of at least five years (during
                                             such period the elected annuity benefit cannot be
                                             surrendered); or
                                         4.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-417000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract was issued to anyone between the ages of 0-54.
MINIMUM CONTRIBUTION                     $2,000
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                             applicable premium tax; or
                                         2.  the purchase payment paid under the Contract less any
                                         applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  4.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   4.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited
MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $ 0
EARLY WITHDRAWAL PENALTY FIXED ACCOUNT   5% at any time other than renewal through age 65.
  ONLY
                                         The early withdrawal penalty is currently being waived on
                                         transfers within a Contract from the fixed account to a
                                         Subaccount.

                                         If money is transferred from the fixed account to the
                                         Separate Account and withdrawn within 365 days of the
                                         transfer, the early withdrawal penalty will be charged.
                                         The early withdrawal penalty will not be charged if:
                                         1.  the transfer occurred on a Scheduled Update; or
                                         2.  the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

                                                    Surrender Charges
                                                   During Contract Year              Surrender Charge
                                                   --------------------              ----------------
                                                            1                               5%
                                                            2                               4%
                                                            3                               3%
                                                            4                               2%
                                                            5                               1%
                                                        Thereafter                          0%

WAIVER OF SURRENDER CHARGE/EARLY         No Surrender Charge or early withdrawal penalty will be
  WITHDRAWAL PENALTY (FREE OUT           imposed:
  PROVISION)
                                         1.  on a withdrawal if all the following occur:
                                           a.  it is made after the Contract has been in force 2
                                               years;
                                           b.  it is more than 12 months since the last transfer or
                                               withdrawal was made;
                                           c.  the amount is not more than 15 percent of the then
                                               current Fixed Cash Value; and
                                           d.  the amount is not more than 15 percent of the then
                                               current Variable Cash Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         3.  on or after the Maturity Date if the Contract has been in force for at least 10 years; or
                                         4.  if a distribution is required by the IRC; or
                                         5.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.


INDIVIDUAL SINGLE PREMIUM DEFERRED FIXED AND VARIABLE RETIREMENT ANNUITY CONTRACT (IC-418000) (NO LONGER OFFERED FOR SALE)



ISSUE AGES                               This Contract was issued to anyone between the ages of
                                         55-85.
MINIMUM CONTRIBUTION                     $2,000
ANNUAL MAINTENANCE FEE                   $25 per year. This fee will not be charged if the Total
                                         Accumulation Value equals or exceeds $10,000.
M & E FEE                                1.25%
DEATH BENEFIT                            The beneficiary will receive the greater of:
                                         1.  the Total Accumulation Value of the Contract less any
                                             applicable premium tax; or
                                         2.  the purchase payment paid under the Contract less any
                                         applicable premium tax and withdrawals.
FIXED ACCOUNT GUARANTEED ANNUITY INCOME  4.00%
  OPTION RATE
SEPARATE ACCOUNT ASSUMED INTEREST RATE   4.00%
PURCHASE PAYMENT ALLOCATION CHANGES      Unlimited

MAXIMUM # OF TRANSFERS PER YEAR          Unlimited
FEE FOR EACH TRANSFER                    $ 0
EARLY WITHDRAWAL PENALTY                 None

                                                    Surrender Charges
                                                   During Contract Year        Fixed        Surrender Charge
                                                   --------------------        -----        ----------------
                                                            1                   8%                 5%
                                                            2                   7%                 4%
                                                            3                   6%                 3%
                                                            4                   5%                 2%
                                                            5                   4%                 1%
                                                            6                   3%                 0%
                                                            7                   2%                 0%
                                                            8                   1%                 0%
                                                        Thereafter              0%                 0%

WAIVER OF SURRENDER CHARGE (FREE OUT     No Surrender Charge will be imposed:
  PROVISION)
                                         1.  on a withdrawal if all the following occur:
                                           a.  it is made after the Contract has been in force 2
                                               years;
                                           b.  it is more than 12 months since the last transfer or
                                               withdrawal was made;
                                           c.  the amount is not more than 15 percent of the then
                                               current Fixed Cash Value; and
                                           d.  the amount is not more than 15 percent of the then
                                               current Variable Cash Value; or
                                         2.  on any portion of the Contract's Total Accumulation
                                         Value applied to the payment of one of the following income options: fixed life income with or without period
                                             certain, joint life and survivor annuity, Variable life
                                             income with or without period certain and Variable
                                             income for joint life or survivor annuity; or
                                         2.  if Annuity Payments are selected to be made in equal
                                         installments over a period which extends to or beyond the
                                             eighth Contract anniversary; or
                                         4.  on or after the Maturity Date if the Contract has been in force for at least 8 years; or
                                         5.  if a distribution is required by the IRC; or
                                         6.  if an Annuitant is disabled continuously for three
                                         months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC's Home Office.

TAX CONSEQUENCES



     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.



     When You invest in an annuity contract, You usually do not pay taxes on Your investment gains until You withdraw the money --generally for retirement purposes. If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your Contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.



TAXATION OF NON-QUALIFIED CONTRACTS



     NON-NATURAL PERSON -- if a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.



     The following discussion generally applies to Contracts owned by natural persons.



     WITHDRAWALS -- When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.



     PENALTY TAX ON CERTAIN WITHDRAWALS -- in the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:



     -  made on or after the taxpayer reaches age 59 1/2


     -  made on or after the death of a Contract Owner;


     -  attributable to the taxpayer becoming disabled; or


     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.



     ANNUITY PAYMENTS -- Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow You to recover Your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     REQUIRED DISTRIBUTIONS -- Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.



     The Non-Qualified Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



     OWNER CONTROL -- In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.



     TAXATION OF DEATH BENEFIT PROCEEDS -- Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.



     WITHHOLDING -- Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS -- All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



     FURTHER INFORMATION -- we believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption.



FEDERAL ESTATE TAXES



     While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



     Under certain circumstances, the Internal Revenue Code (the "Code") may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



     The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



FOREIGN TAX CREDITS



     We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


SEPARATE ACCOUNT


     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.


VOTING RIGHTS

     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting. As long as such action is required by law, shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received, and any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION


     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.


     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).


ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                    PAGE
-----                                    ----
General Information and History           1
Tax Status of the Contracts               1
Underwriter                               2
Independent Registered Public
  Accounting Firm                         2
Financial Statements                      2


     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


------- Statement of Additional Information dated May 1, 2006 for the Separate Account


Please mail the above document to:

-----------------------------------------------------------
(Name)

-----------------------------------------------------------
(Address)

-----------------------------------------------------------
(City/State/Zip)

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY
CONTRACT

VARIABLE SOLUTIONS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


MAY 1, 2006

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS


     This prospectus offers a Variable, qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. It is issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). These Contracts are no longer sold by HMLIC. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:



LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund


LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire Target Large Company Value Portfolio (Investment Class)


          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Core


          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(3)


     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


          Wilshire Target Large Company Growth Portfolio (Investment Class)


MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Ariel Appreciation Fund(R)(1)


          Wells Fargo Advantage VT Opportunity Fund(SM(2)


     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(3)


          Fidelity VIP Mid Cap Portfolio SC 2


          Rainier Small/Mid Cap Equity Portfolio


     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio (3)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM(2)


SMALL COMPANY STOCK FUNDS


     Small Value


          Ariel Fund(R)(1)


          Royce Capital Fund Small-Cap Portfolio


          T. Rowe Price Small-Cap Value Fund -- Advisor Class(2)


          Wilshire Target Small Company Value Portfolio (Investment Class)


     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


          Neuberger Berman Genesis Fund -- Advisor Class


          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(2)


     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(2)


          Delaware VIP Trend Series -- Service Class


          Wilshire Target Small Company Growth Portfolio (Investment Class)(3)


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares


INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares


SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares


REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.


BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares


BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares


MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio

(1)  These Funds are not available as an investment option for a 457(b)
     Contract.



(2) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       T. Rowe Price Small-Cap Stock Fund -- Advisor Class


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio


       T. Rowe Price Small-Cap Value Fund -- Advisor Class



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(3) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio


       Wilshire Target Small Company Growth Portfolio (Investment Class)



     Trademarks used in this document are owned by and used with the permission of the appropriate company.



     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2006. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 40 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.


    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
 BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.



                  The date of this prospectus is May 1, 2006.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE
                                                                        ----
DEFINITIONS                                                               4
SUMMARY                                                                   5
FEE TABLES AND EXAMPLE                                                    8
CONDENSED FINANCIAL INFORMATION                                          10
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
  UNDERLYING FUNDS                                                       16
  Horace Mann Life Insurance Company                                     16
  The Separate Account                                                   16
  The Underlying Funds                                                   16
THE CONTRACT                                                             26
  Contract Owners' Rights                                                26
  Purchasing the Contract                                                26
  Premium Payments                                                       26
    Amount and Frequency of Premium Payments                             26
    Allocation of Net Premium Payments                                   26
    Accumulation Units and Accumulation Unit Value                       26
  Transactions                                                           28
    Transfers                                                            28
    Dollar Cost Averaging                                                28
    Rebalancing                                                          29
    Changes to Premium Allocations                                       30
    Market Timing                                                        30
    Surrender or Withdrawal Before Commencement of Annuity Period        31
    Payments We Make                                                     31
    Confirmations                                                        32
  Deductions and Expenses                                                32
    Annual Maintenance Fee                                               32
    Mortality and Expense Risk Fee                                       32
    Withdrawal Charges                                                   32
    Operating Expenses of the Underlying Funds                           32
    Premium Taxes                                                        32
  Death Benefit Proceeds                                                 33
  Annuity Payments                                                       33
    Annuity Payment Options                                              33
    Amount of Fixed and Variable Annuity Payments                        34
  Misstatement of Age or Sex                                             34
  Modification of the Contract                                           35
TAX CONSEQUENCES                                                         36
  Other Considerations                                                   36
  Separate Account                                                       36
  Owner Control                                                          36
  Transfers, Assignments, or Exchanges of a Contract                     36
  Contract Owners                                                        36
    Contribution Limitations and General Requirements Applicable to
      Qualified Plans                                                    36
    Taxation of Contract Benefits                                        38
    Additional Taxes                                                     38
VOTING RIGHTS                                                            39
OTHER INFORMATION                                                        39
ADDITIONAL INFORMATION                                                   40


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.


     ANNUITANT: The natural person whose life determines the Annuity Payments made under the Contract.



     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable withdrawal charge.


     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."


     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.


     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: The individual flexible premium deferred Variable annuity contract this prospectus offers.



     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.



     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.


     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.


     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.



     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.


     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.


     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: Internal Revenue Code ("IRC") Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.


     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.

     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.


     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.


     WITHDRAWAL CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.


WHAT IS THE "SEPARATE ACCOUNT?"


     The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     This product is no longer offered for sale. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. The Contract offered by this prospectus is a Qualified Plan. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.



     The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract was offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.


WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund



LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire Target Large Company Value Portfolio (Investment Class)


          Wilshire VIT Equity Fund -- Horace Mann Shares



     Large Core


          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)


          Fidelity VIP Growth & Income Portfolio (SC 2)


          Fidelity VIP Index 500 Portfolio (SC 2)


          JPMorgan U.S. Large Cap Core Equity Portfolio(3)



     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio (SC 2)


          Wilshire Target Large Company Growth Portfolio (Investment Class)



MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Ariel Appreciation Fund(R)(1)


          Wells Fargo Advantage VT Opportunity Fund(SM(2)



     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(3)


          Fidelity VIP Mid Cap Portfolio (SC 2)


          Rainier Small/Mid Cap Equity Portfolio



     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(3)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM(2)



SMALL COMPANY STOCK FUNDS


     Small Value


          Ariel Fund(R)(1)


          Royce Capital Fund Small-Cap Portfolio


          T. Rowe Price Small-Cap Value Fund -- Advisor Class(2)

          Wilshire Target Small Company Value Portfolio (Investment Class)



     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


          Neuberger Berman Genesis Fund -- Advisor Class


          T. Rowe Price Small-Cap Stock Fund -- Advisor Class(2)



     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(2)


          Delaware VIP Trend Series -- Service Class


          Wilshire Target Small Company Growth Portfolio (Investment Class)(3)


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares



INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio (SC 2)


          Wilshire VIT International Equity Fund -- Horace Mann Shares



SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares



REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.



BOND FUNDS


          Fidelity VIP High Income Portfolio (SC 2)


          Fidelity VIP Investment Grade Bond Portfolio (SC 2)


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares



BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares



MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



(1)  These Funds are not available as an investment option for a 457(b)
     Contract.



(2)The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



        Wells Fargo Advantage VT Discovery Fund(SM)


        T. Rowe Price Small-Cap Stock Fund -- Advisor Class


        Wells Fargo Advantage VT Opportunity Fund(SM)


        Credit Suisse Trust Small Cap Growth Portfolio


        T. Rowe Price Small-Cap Value Fund -- Advisor Class



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(3) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



        JPMorgan U.S. Large Cap Core Equity Portfolio


        Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


        Lord Abbett Series Fund Growth Opportunities Portfolio


        Wilshire Target Small Company Growth Portfolio (Investment Class)



     (b) FIXED ACCOUNT. You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the Fixed Account and receive a guaranteed minimum interest rate. (See the Contract)



WHEN CAN I TRANSFER BETWEEN ACCOUNTS?



     At any time before the Contract's Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The Contract -- Transactions -- Transfers."



MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?



     Unless restricted by the Internal Revenue Code of 1986 as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.



WHAT ARE THE CHARGES OR DEDUCTIONS?


     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.


     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.


     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.


     We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The
Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."



WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?


     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?



     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.



WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?



     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.



     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

FEE TABLES AND EXAMPLE

--------------------------------------------------------------------------------


     The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.



CONTRACT OWNER TRANSACTION EXPENSES:(1)



Withdrawal Charges (as a percentage of amount surrendered,
  if applicable)()(2)                                           9%



     We guarantee that the aggregate Withdrawal Charge will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."



PERIODIC FEES



     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



Annual Contract Fee(3)                                        $  25
Separate Account Annual Expenses (as a percentage of average
  Variable Cash Value)
  Mortality and Expense Risk Fees                              1.25%
  Account Fees and Expenses                                       0%
Total Separate Account Annual Expenses                         1.25%



     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2005. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



                                                              LOWEST   HIGHEST
TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(4)            ------   -------
(expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service
  (12b-1) fees and other expenses)                            0.35%     2.36%
                                                              ======   =======



(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range between 0% and 3.5%.



(2)  The Withdrawal Charge declines to zero over time.



CONTRACT YEAR  PERCENTAGE OF AMOUNT WITHDRAWN
-------------  ------------------------------
      1                      9
      2                      8
      3                      7
      4                      6
      5                      5
      6                      4
      7                      3
      8                      2
      9                      1
 Thereafter                  0



()(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.



(4) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.

EXAMPLE


     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable Withdrawal Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2005. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:



     If You surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,297   $1,893    $2,497     $4,041
======   =======   =======   ========



     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $385    $1,167    $1,966     $4,041
======   =======   =======   ========

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced
Fund -- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth
Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Target Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund(R) and the Ariel Appreciation Fund(R) were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series -- Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend
Series -- Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
  PORTFOLIO                              12/31/2005     $ 23.10           $ 26.20               886,468
                                         12/31/2004       21.58             23.10               778,032
                                         12/31/2003       17.71             21.58               647,349
                                         12/31/2002       25.94             17.71               499,185
                                         12/31/2001       31.81             25.94               344,424
                                         12/31/2000       40.86*            31.81               127,242
ARIEL FUND(R)(1)                         12/31/2005     $ 54.37           $ 54.19               533,763
                                         12/31/2004       45.13             54.37               449,239
                                         12/31/2003       35.69             45.13               346,642
                                         12/31/2002       38.11             35.69               236,427
                                         12/31/2001       34.63*            38.11                61,005
ARIEL APPRECIATION FUND(R)(1)            12/31/2005     $ 47.99           $ 48.77               894,108
                                         12/31/2004       42.96             47.99               744,074
                                         12/31/2003       33.20             42.96               565,684
                                         12/31/2002       37.51             33.20               380,634
                                         12/31/2001       34.01*            37.51               105,004
CREDIT SUISSE TRUST SMALL CAP GROWTH
  PORTFOLIO(2)                           12/31/2005     $ 18.64           $ 17.92               221,197
                                         12/31/2004       17.03             18.64               238,930
                                         12/31/2003       11.60             17.03               227,577
                                         12/31/2002       17.73             11.60               199,135
                                         12/31/2001       21.37             17.73               159,315
                                         12/31/2000       27.18*            21.37                77,312
DAVIS VALUE PORTFOLIO                    12/31/2005     $ 11.52           $ 12.45               658,602
                                         12/31/2004       10.39             11.52               569,355
                                         12/31/2003        8.10             10.39               455,070
                                         12/31/2002        9.80              8.10               364,544
                                         12/31/2001       11.08              9.80               321,139
                                         12/31/2000       11.55*            11.08               132,825
DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES                                 12/31/2005     $ 15.70           $ 17.24                29,062
SERVICE CLASS                            12/31/2004       14.31*            15.70                11,013
DELAWARE VIP TREND SERIES SERVICE CLASS  12/31/2005     $ 30.25           $ 31.56                 8,908
                                         12/31/2004       28.68*            30.25                 1,560

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
DREYFUS INVESTMENT PORTFOLIO MIDCAP
  STOCK PORTFOLIO                        12/31/2005     $ 17.90           $ 19.25                30,905
SERVICE SHARES(3)                        12/31/2004       16.01*            17.90                 8,834
FIDELITY VIP GROWTH PORTFOLIO (SC 2)     12/31/2005     $ 32.37           $ 33.72             1,031,956
                                         12/31/2004       31.78             32.37               924,998
                                         12/31/2003       24.28             31.78               735,345
                                         12/31/2002       35.27             24.28               568,965
                                         12/31/2001       43.48             35.27               390,031
                                         12/31/2000       53.19*            43.48               161,281
FIDELITY VIP GROWTH & INCOME PORTFOLIO
  (SC 2)                                 12/31/2005     $ 14.25           $ 15.12               821,349
                                         12/31/2004       13.68             14.25               683,112
                                         12/31/2003       11.22             13.68               484,327
                                         12/31/2002       13.66             11.22               323,437
                                         12/31/2001       15.20             13.66               211,580
                                         12/31/2000       16.04*            15.20                54,943
FIDELITY VIP HIGH INCOME PORTFOLIO (SC
  2)                                     12/31/2005     $  9.77           $  9.87               321,144
                                         12/31/2004        9.04              9.77               218,819
                                         12/31/2003        7.23              9.04               156,838
                                         12/31/2002        7.08              7.23                83,910
                                         12/31/2001        8.15              7.08                52,829
                                         12/31/2000        9.92*             8.15                31,556
FIDELITY VIP INDEX 500 PORTFOLIO (SC 2)  12/31/2005     $136.18           $140.61               313,854
                                         12/31/2004      124.96            136.18               262,595
                                         12/31/2003       98.76            124.96               201,115
                                         12/31/2002      128.98             98.76               143,919
                                         12/31/2001      148.95            128.98                89,888
                                         12/31/2000      169.89*           148.95                34,085
FIDELITY VIP INVESTMENT GRADE BOND
  PORTFOLIO (SC 2)                       12/31/2005     $ 15.52           $ 15.62             1,007,448
                                         12/31/2004       15.09             15.52               857,504
                                         12/31/2003       14.56             15.09               765,200
                                         12/31/2002       13.39             14.56               578,933
                                         12/31/2001       12.54             13.39               240,969
                                         12/31/2000       12.03*            12.54                21,897
FIDELITY VIP MID CAP PORTFOLIO (SC 2)    12/31/2005     $ 28.84           $ 33.61             1,057,318
                                         12/31/2004       23.42             28.84               909,123
                                         12/31/2003       17.15             23.42               765,087
                                         12/31/2002       19.30             17.15               644,149
                                         12/31/2001       20.25             19.30               529,851
                                         12/31/2000       20.04*            20.25               233,156
FIDELITY VIP OVERSEAS PORTFOLIO (SC 2)   12/31/2005     $ 19.25           $ 22.58               774,482
                                         12/31/2004       17.20             19.25               604,561
                                         12/31/2003       12.17             17.20               407,324
                                         12/31/2002       15.50             12.17               293,133
                                         12/31/2001       19.91             15.50               200,060
                                         12/31/2000       23.33*            19.91                71,864
GOLDMAN SACHS VIT STRUCTURED SMALL CAP   12/31/2005     $ 15.00           $ 15.72                57,784
EQUITY FUND                              12/31/2004       13.12*            15.00                16,830
JP MORGAN U.S. LARGE CAP CORE EQUITY
  PORTFOLIO(3)                           12/31/2005     $ 13.21           $ 13.22             1,238,265
                                         12/31/2004       12.21             13.21             1,071,858
                                         12/31/2003        9.65             12.21               859,650
                                         12/31/2002       12.97              9.65               644,912
                                         12/31/2001       14.90             12.97               410,417
                                         12/31/2000       17.20*            14.90               125,348

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES                          12/31/2005     $ 13.21           $ 13.65                73,028
PORTFOLIO(3)                             12/31/2004       12.08*            13.21                21,837
NEUBERGER BERMAN GENESIS FUND            12/31/2005     $ 27.76           $ 31.80               738,382
                                         12/31/2004       23.74             27.76               592,938
                                         12/31/2003       18.30             23.74               472,551
                                         12/31/2002       19.14             18.30               369,727
                                         12/31/2001       17.35             19.14               204,094
                                         12/31/2000       15.88*            17.35                15,000
PUTNAM VT VISTA FUND (IB SHARES)         12/31/2005     $ 13.53           $ 14.99               437,342
                                         12/31/2004       11.55             13.53               417,950
                                         12/31/2003        8.78             11.55               405,260
                                         12/31/2002       12.82              8.78               354,292
                                         12/31/2001       19.52             12.82               312,576
                                         12/31/2000       24.81*            19.52               149,430
RAINIER SMALL/MID CAP EQUITY PORTFOLIO   12/31/2005     $ 34.93           $ 40.54               339,335
                                         12/31/2004       30.13             34.93               278,917
                                         12/31/2003       20.86             30.13               230,482
                                         12/31/2002       26.41             20.86               182,294
                                         12/31/2001       27.84             26.41               129,167
                                         12/31/2000       30.31*            27.84                52,763
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO   12/31/2005     $  9.41           $ 10.09               244,500
                                         12/31/2004        8.17*             9.41                85,206
T. ROWE PRICE SMALL-CAP STOCK FUND
  ADVISOR CLASS(2)                       12/31/2005     $ 36.01           $ 38.50               384,016
                                         12/31/2004       30.78             36.01               379,453
                                         12/31/2003       23.60             30.78               331,165
                                         12/31/2002       27.92             23.60               264,418
                                         12/31/2001       26.52             27.92               163,849
                                         12/31/2000       26.96*            26.52                47,445
T. ROWE PRICE SMALL-CAP VALUE FUND
  ADVISOR CLASS(2)                       12/31/2005     $ 40.82           $ 43.76               413,874
                                         12/31/2004       32.94             40.82               418,916
                                         12/31/2003       24.48             32.94               377,185
                                         12/31/2002       25.30             24.48               299,718
                                         12/31/2001       21.02             25.30               139,770
                                         12/31/2000       20.48*            21.02                15,913
WELLS FARGO ADVANTAGE VT DISCOVERY
  FUND(SM)                               12/31/2005     $ 16.94*          $ 14.21               571,068
(FORMERLY STRONG MID CAP GROWTH FUND
  II(2))                                 12/31/2004       14.39             16.94               455,021
                                         12/31/2003       10.86             14.39               424,282
                                         12/31/2002       17.61             10.86               351,842
                                         12/31/2001       25.76             17.61               264,967
                                         12/31/2000       36.15*            25.76               130,119
WELLS FARGO ADVANTAGE VT OPPORTUNITY
  FUND(SM(2)                             12/31/2005     $ 29.96           $ 31.93               294,959
                                         12/31/2004       25.66             29.96               304,488
                                         12/31/2003       18.96             25.66               285,496
                                         12/31/2002       26.24             18.96               244,938
                                         12/31/2001       27.54             26.24               163,069
                                         12/31/2000       28.68*            27.54                46,246

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
DOW JONES WILSHIRE 5000 INDEX PORTFOLIO
  INVESTMENT                             12/31/2005     $  9.92           $ 10.34               886,643
                                         12/31/2004        9.03              9.92               687,189
                                         12/31/2003        7.06              9.03               472,140
                                         12/31/2002        9.07              7.06               317,084
                                         12/31/2001       10.38              9.07               184,599
                                         12/31/2000       12.16*            10.38                36,476
WILSHIRE TARGET LARGE CO. GROWTH
  PORTFOLIO INVESTMENT                   12/31/2005     $ 30.67           $ 32.86               360,477
                                         12/31/2004       29.11             30.67               284,345
                                         12/31/2003       23.31             29.11               204,673
                                         12/31/2002       30.17             23.31               142,169
                                         12/31/2001       36.63             30.17                84,544
                                         12/31/2000       45.85*            36.63                15,529
WILSHIRE TARGET LARGE CO. VALUE
  PORTFOLIO INVESTMENT                   12/31/2005     $ 24.09           $ 25.99               834,983
                                         12/31/2004       21.60             24.09               686,425
                                         12/31/2003       17.02             21.60               576,488
                                         12/31/2002       20.82             17.02               443,150
                                         12/31/2001       21.34             20.82               253,308
                                         12/31/2000       20.06*            21.34                23,157
WILSHIRE TARGET SMALL CO. GROWTH
  PORTFOLIO INVESTMENT(3)                12/31/2005     $ 20.20           $ 20.67               143,219
                                         12/31/2004       17.47             20.20               112,451
                                         12/31/2003       12.91             17.47                84,432
                                         12/31/2002       15.19             12.91                58,508
                                         12/31/2001       15.87             15.19                25,816
                                         12/31/2000       17.80*            15.87                 7,467
WILSHIRE TARGET SMALL CO. VALUE
  PORTFOLIO INVESTMENT                   12/31/2005     $ 23.32           $ 24.54               142,596
                                         12/31/2004       19.44             23.32               129,769
                                         12/31/2003       14.43             19.44               114,100
                                         12/31/2002       15.88             14.43               111,169
                                         12/31/2001       13.72             15.88                77,121
                                         12/31/2000       12.34*            13.72                 5,681
WILSHIRE VIT BALANCED FUND -- HORACE
  MANN SHARES                            12/31/2005     $ 19.87           $ 20.46            12,018,094
                                         12/31/2004       18.59             19.87            13,033,346
                                         12/31/2003       15.74             18.59            13,967,082
                                         12/31/2002       17.38             15.74            14,684,684
                                         12/31/2001       17.42             17.38            16,148,759
                                         12/31/2000       17.27             17.42            17,434,293
                                         12/31/1999       18.90             17.27            22,591,194
                                         12/31/1998       19.82             18.90            21,781,222
                                         12/31/1997       18.94             19.82            18,709,483
                                         12/31/1996       18.00             18.94            15,151,785

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
WILSHIRE VIT EQUITY FUND -- HORACE MANN
  SHARES                                 12/31/2005     $ 21.47           $ 22.45            12,143,394
                                         12/31/2004       19.74             21.47            13,354,870
                                         12/31/2003       15.67             19.74            14,334,218
                                         12/31/2002       19.69             15.67            15,070,307
                                         12/31/2001       20.82             19.69            16,474,940
                                         12/31/2000       21.92             20.82            17,693,804
                                         12/31/1999       24.34             21.92            22,490,546
                                         12/31/1998       25.66             24.34            22,401,337
                                         12/31/1997       23.76             25.66            18,317,985
                                         12/31/1996       21.66             23.76            13,503,527
WILSHIRE VIT INCOME FUND -- HORACE MANN
  SHARES                                 12/31/2005     $ 16.91           $ 17.03             1,260,463
                                         12/31/2004       16.32             16.91             1,201,525
                                         12/31/2003       15.39             16.32             1,128,161
                                         12/31/2002       14.27             15.39             1,105,681
                                         12/31/2001       13.27             14.27               896,686
                                         12/31/2000       12.24             13.27               806,285
                                         12/31/1999       13.24             12.24             1,032,770
                                         12/31/1998       13.00             13.24             1,006,166
                                         12/31/1997       12.69             13.00               718,041
                                         12/31/1996       13.03             12.69               817,803
WILSHIRE VIT INTERNATIONAL EQUITY FUND   12/31/2005     $ 11.67           $ 12.69             2,985,537
-- HORACE MANN SHARES                    12/31/2004       10.68             11.67             3,034,963
                                         12/31/2003        8.16             10.68             3,018,220
                                         12/31/2002       10.46              8.16             2,911,478
                                         12/31/2001       14.39             10.46             2,877,968
                                         12/31/2000       17.52             14.39             2,621,364
                                         12/31/1999       12.13             17.52             1,298,573
                                         12/31/1998       10.27             12.13               758,622
                                         12/31/1997       10.00*            10.27               451,401
WILSHIRE VIT SHORT-TERM INVESTMENT FUND  12/31/2005     $ 10.84           $ 10.98               233,981
-- HORACE MANN SHARES                    12/31/2004       10.85             10.84               248,645
                                         12/31/2003       10.87             10.85               400,991
                                         12/31/2002       10.82             10.87               351,839
                                         12/31/2001       10.42             10.82               209,583
                                         12/31/2000        9.89             10.42               174,299
                                         12/31/1999        9.98              9.89               143,624
                                         12/31/1998        9.99              9.98               125,460
                                         12/31/1997       10.03              9.99               114,103
                                         12/31/1996       10.00             10.03               112,004
WILSHIRE VIT SMALL CAP GROWTH FUND       12/31/2005     $ 11.88           $ 12.17             3,884,610
-- HORACE MANN SHARES                    12/31/2004       11.52             11.88             4,241,664
                                         12/31/2003        7.33             11.52             4,454,821
                                         12/31/2002       12.16              7.33             4,309,422
                                         12/31/2001       17.54             12.16             4,343,366
                                         12/31/2000       19.76             17.54             4,245,836
                                         12/31/1999       12.38             19.76             2,731,955
                                         12/31/1998       11.70             12.38             2,063,019
                                         12/31/1997       10.00*            11.70             1,219,124

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
WILSHIRE VIT SOCIALLY RESPONSIBLE FUND   12/31/2005     $ 16.61           $ 17.25             4,346,986
-- HORACE MANN SHARES                    12/31/2004       14.85             16.61             4,566,563
                                         12/31/2003       11.70             14.85             4,696,964
                                         12/31/2002       13.70             11.70             4,762,269
                                         12/31/2001       14.96             13.70             4,931,921
                                         12/31/2000       13.81             14.96             4,744,087
                                         12/31/1999       12.99             13.81             4,001,791
                                         12/31/1998       12.10             12.99             2,513,258
                                         12/31/1997       10.00*            12.10               692,571



(*) Inception price on date Underlying Fund was added to the Separate Account, as shown on page 27.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS


     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND      income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE FUND    income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

DAVIS VALUE PORTFOLIO           Long-term capital       Large value     Invests primarily in equity securities issued
                                  growth                                by companies with market capitalizations of
                                                                        at least $10 billion. The Portfolio Managers
                                                                        conduct extensive research to try to identify
                                                                        businesses that possess characteristics they
                                                                        believe foster the creation of long-term
                                                                        value, such as proven management, a durable
                                                                        franchise and business model, and sustainable
                                                                        competitive advantages. They aim to invest in
                                                                        such businesses when they are trading at a
                                                                        discount to their intrinsic worth. The Davis
                                                                        Value Portfolio is a series of the Davis
                                                                        Variable Account Fund and is advised by Davis
                                                                        Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME     Long-term capital       Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                appreciation                          asset in common stocks, with 65% in the
                                                                        common stocks of well-established companies
                                                                        paying above-average dividends, with
                                                                        favorable prospects for both increasing
                                                                        dividends and capital appreciation. The T.
                                                                        Rowe Price Equity Income Portfolio VIP II is
                                                                        advised by T. Rowe Price Associates.

WILSHIRE TARGET LARGE COMPANY   Long-term capital       Large value     Seeks to provide investment results of a
  VALUE PORTFOLIO (INVESTMENT     growth                                portfolio of publicly traded common stocks of
  CLASS)                                                                companies in the large company value segment
                                                                        of the Wilshire 5000 Index. The Wilshire
                                                                        Target Mutual Funds are advised by Wilshire
                                                                        Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VIT EQUITY FUND --     Long-term capital       Large value     The fund seeks long-term capital growth by
  HORACE MANN SHARES              growth                                investing primarily in equity securities.
                                                                        This is a moderately aggressive investment.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

DOW JONES WILSHIRE 5000 INDEX   Capital growth          Large core      Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTMENT CLASS)                                          before expenses, the performance of the
                                                                        Wilshire 5000 Index. The fund invests
                                                                        primarily in the common stocks of companies
                                                                        included in the Index that are representative
                                                                        of the entire Index. The Wilshire Target
                                                                        Mutual Funds are advised by Wilshire
                                                                        Associates Incorporated.

FIDELITY VIP GROWTH & INCOME    Seeks high total        Large core      Invests primarily in common stocks with a
  PORTFOLIO (SC 2)                return through a                      focus on those that pay current dividends and
                                  combination of                        show potential for capital growth. The
                                  current income                        Fidelity VIP Growth and Income Portfolio is a
                                  and capital                           series of the Fidelity VIP Series and is
                                  appreciation.                         advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500          Seeks investment        Large core      The fund seeks to provide investment results
  PORTFOLIO (SC 2)                results that                          that correspond to the total return
                                  correspond to the                     performance of common stocks publicly traded
                                  total return of                       in the United States. The fund normally
                                  common stocks                         invests at least 80% of its assets in common
                                  publicly traded                       stocks included in the S&P 500. The Fidelity
                                  in the United                         VIP Index 500 Portfolio is a series of the
                                  States, as                            Fidelity VIP Series and is advised by
                                  represented by                        Fidelity Management & Research Co.
                                  the S&P 500

JPMORGAN U.S. LARGE CAP CORE    High total return       Large core      The fund seeks to provide high total return
  EQUITY PORTFOLIO(3)             from a portfolio                      from a portfolio of selected equity
                                  of selected                           securities. Under normal circumstances, the
                                  equity securities                     fund invests at least 80% of it assets (net
                                                                        assets, plus the amount of borrowings for
                                                                        investment purposes) in equity investments of
                                                                        large-cap U.S. companies. The JPMorgan U.S.
                                                                        Large Cap Core Equity Portfolio is a series
                                                                        of the J.P. Morgan Series Trust II and is
                                                                        advised by J.P. Morgan Investment Management
                                                                        Inc.

ALLIANCEBERNSTEIN VPS LARGE     Long-term capital      Large growth     The Portfolio invests primarily in the equity
  CAP GROWTH PORTFOLIO            growth                                securities of a limited number of large,
                                                                        carefully selected, high-quality U.S.
                                                                        companies. The AllianceBernstein Large Cap
                                                                        Growth Portfolio is a series of the
                                                                        AllianceBernstein Variable Products Series
                                                                        Fund and is advised by AllianceBernstein LP.

FIDELITY VIP GROWTH PORTFOLIO   Seeks to achieve       Large growth     The fund invests primarily in various common
  (SC 2)                          capital                               stocks issued by companies that the advisor
                                  appreciation.                         believes have above-average growth potential,
                                                                        measured by earnings or revenue. The Fidelity
                                                                        VIP Growth Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE TARGET LARGE COMPANY   Long-term capital      Large growth     Seeks to provide investment results of a
  GROWTH PORTFOLIO (INVESTMENT    growth                                portfolio of publicly traded common stocks of
  CLASS)                                                                companies in the large company growth
                                                                        category of the Wilshire 5000 Index. The
                                                                        Wilshire Target Mutual Funds are advised by
                                                                        Wilshire Associates Incorporated.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Medium value     The Portfolio invests primarily in a
  INC. SMALL/MID CAP VALUE        growth                                diversified portfolio of equity securities of
  PORTFOLIO                                                             small- to mid-capitalization U.S. companies,
                                                                        generally representing 60 to 110 companies.
                                                                        The AllianceBernstein Variable Products
                                                                        Series Fund, Inc. Small/Mid Cap Value
                                                                        Portfolio is advised by AllianceBernstein
                                                                        L.P.

ARIEL APPRECIATION FUND(R)(1)   Long-term capital      Medium value     Invests primarily in the stocks of companies
                                  appreciation                          with market caps between $2.5 billion and $15
                                                                        billion at the time of initial purchase. The
                                                                        Fund identifies the common stocks of
                                                                        undervalued companies with long-term growth
                                                                        potential. Ariel Appreciation Fund is advised
                                                                        by Ariel Capital Management, LLC.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium value     Invests principally in equity securities of
  OPPORTUNITY FUND(SM)(2)         appreciation                          medium-capitalization companies believed to
                                                                        be under-priced yet have attractive growth
                                                                        prospects. The Wells Fargo Advantage VT
                                                                        Opportunity Fund(SM) is advised by Wells
                                                                        Fargo Funds Management, LLC.

DREYFUS INVESTMENT PORTFOLIO:   Long-term capital       Medium core     Seeks investment returns that are greater
  MIDCAP STOCK PORTFOLIO --       growth                                than the total return performance of publicly
  SERVICE SHARES(3)                                                     traded common stocks of medium-size domestic
                                                                        companies in the aggregate, as represented by
                                                                        the Standard & Poor's MidCap 400 Index (S&P
                                                                        400). The Dreyfus Investment Portfolio:
                                                                        MidCap Stock Portfolio is advised by The
                                                                        Dreyfus Corporation.

FIDELITY VIP MID CAP PORTFOLIO  Seeks long-term         Medium core     Invests at least 80% of total assets in
  (SC 2)                          growth of                             common stocks of domestic companies with
                                  capital.                              medium market capitalization. The Fidelity
                                                                        VIP Mid Cap Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

RAINIER SMALL/MID CAP EQUITY    Long-term capital       Medium core     Invests 80% of its assets in companies with
  PORTFOLIO                       growth                                small and medium capitalizations. The fund
                                                                        targets U.S. companies with the prospects of
                                                                        strong earnings growth selling at attractive
                                                                        valuations. The Rainier Small/Mid Cap Equity
                                                                        Portfolio is advised by Rainier Investment
                                                                        Management, Inc.

DELAWARE VIP GROWTH             Long-term capital      Medium growth    Invests primarily in common stocks of
  OPPORTUNITIES                   growth                                medium-sized companies that have established
  SERIES -- SERVICE CLASS                                               themselves within the industry, but still
                                                                        have growth potential. The Delaware VIP
                                                                        Growth Opportunities Series is advised by
                                                                        Delaware Management Company, a series
                                                                        Delaware Management Business Trust, which is
                                                                        an indirectly wholly-owned subsidiary of
                                                                        Delaware Management Holdings, Inc.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
LORD ABBETT SERIES FUND GROWTH  Capital                Medium growth    Seeks capital appreciation by normally
  OPPORTUNITIES PORTFOLIO(3)      appreciation                          investing at least 65% of its net assets in
                                                                        equity securities of mid-sized companies that
                                                                        show potential for growth. The Lord Abbett
                                                                        Series Fund -- Growth Opportunities Portfolio
                                                                        is advised by Lord, Abbett & Co. LLC.

PUTNAM VT VISTA FUND (IB        Capital                Medium growth    Invests mainly in common stocks of U.S.
  SHARES)                         appreciation                          companies, with a focus on growth stocks.
                                                                        Putnam VT Vista Fund is a series of the
                                                                        Putnam Variable Trust and is advised by
                                                                        Putnam Management.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium growth    Invests principally in securities of small-
  DISCOVERY FUND(SM)(2)           appreciation                          and medium-capitalization companies, which
                                                                        are defined as those with market
                                                                        capitalizations equal to or lower than the
                                                                        company with the largest capitalization in
                                                                        the Russell Midcap(R) Index, at the time of
                                                                        investment. The Wells Fargo Advantage VT
                                                                        Discovery Fund(SM) is advised by Wells Fargo
                                                                        Funds Management, LLC.

ARIEL FUND(R)(1)                Long-term capital       Small value     Invests primarily in the stocks of companies
                                  appreciation                          with market caps between $1 billion and $5
                                                                        billion at the time of initial purchase. The
                                                                        Fund identifies the common stocks of
                                                                        undervalued companies with long-term growth
                                                                        potential. Ariel Fund is advised by Ariel
                                                                        Capital Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP    Long-term capital       Small value     Invests in small-cap companies using a
  PORTFOLIO                       growth                                disciplined value approach. The manager
                                                                        believes that investors in the Fund should
                                                                        have a long-term investment horizon of at
                                                                        least three-years. The Royce Capital Fund
                                                                        Small-Cap Portfolio is advised by Royce &
                                                                        Associated, LLC.

T. ROWE PRICE SMALL-CAP VALUE   Long-term capital       Small value     To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(2)        growth                                stocks of small companies. A small company is
                                                                        defined as having a market capitalization
                                                                        that falls (i) within or below the range of
                                                                        companies in the Russell 2000 Index or S&P
                                                                        Small-Cap 600 Index or (ii) below the
                                                                        three-year average maximum market cap of
                                                                        companies in either index as of December 31
                                                                        for the three preceding years. The Russell
                                                                        2000 and S&P Small-Cap 600 indices are widely
                                                                        used benchmarks for small-cap stock
                                                                        performance. Stock selection may reflect
                                                                        either a value investment approach. The T.
                                                                        Rowe Price Small Cap Stock Fund is advised by
                                                                        T. Rowe Price Associates.

WILSHIRE TARGET SMALL COMPANY   Long-term capital       Small value     Seeks to provide investment results of a
  VALUE PORTFOLIO (INVESTMENT     growth                                portfolio with publicly traded common stocks
  CLASS)                                                                of companies in the small company value sub-
                                                                        category of the Wilshire 5000 Index. The
                                                                        Wilshire Target Mutual Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
GOLDMAN SACHS VIT STRUCTURED    Long-term capital       Small core      The Fund invests, under normal circumstances,
  SMALL CAP EQUITY FUND           growth                                at least 80% of its net assets plus any
                                                                        borrowings for investment purposes (measured
                                                                        at time of purchase) ("Net Assets") in a
                                                                        broadly diversified portfolio of equity
                                                                        investments in small-cap U.S. issuers,
                                                                        including foreign issuers that are traded in
                                                                        the United States.* However, it is currently
                                                                        anticipated that, under normal circumstances
                                                                        the Fund will invest at least 95% of its Net
                                                                        Assets in such equity investments. These
                                                                        issuers will have public stock market
                                                                        capitalizations (based upon shares available
                                                                        for trading on an unrestricted basis) similar
                                                                        to that of the range of the market
                                                                        capitalization of companies constituting the
                                                                        Russell 2000(R) Index at the time of
                                                                        investment. The Fund is not required to limit
                                                                        its investments to securities in the Russell
                                                                        2000(R) Index. In addition, if the market
                                                                        capitalization of a company held by the Fund
                                                                        moves outside this range, the Fund may, but
                                                                        is not required to, sell the securities. The
                                                                        capitalization range of the Russell 2000(R)
                                                                        Index is currently between $68 million and
                                                                        $2.4 billion. The Goldman Sachs VIT
                                                                        Structured Small Cap Equity Fund is a series
                                                                        of the Goldman Sachs Variable Insurance Trust
                                                                        and is advised by Goldman Sachs Asset
                                                                        Management, L.P.

NEUBERGER BERMAN GENESIS        Capital growth          Small core      Invests mainly in common stocks of small-
  FUND -- ADVISOR CLASS                                                 capitalization companies. The managers look
                                                                        for undervalued companies whose current
                                                                        product lines and balance sheets are strong.
                                                                        Neuberger Berman Genesis Fund -- Advisor
                                                                        Class is advised by Neuberger Berman
                                                                        Management Inc. and subadvised by Neuberger
                                                                        Berman, LLC.

T. ROWE PRICE SMALL-CAP STOCK   Long-term capital       Small core      To invest at least 80% of net assets in
  FUND -- ADVISOR CLASS(2)        growth                                stocks of small companies. A small company is
                                                                        defined as having a market capitalization
                                                                        that falls (i) within or below the range of
                                                                        companies in the Russell 2000 Index or S&P
                                                                        Small-Cap 600 Index or (ii) below the
                                                                        three-year average maximum market cap of
                                                                        companies in either index as of December 31
                                                                        for the three preceding years. The Russell
                                                                        2000 and S&P Small-Cap 600 indices are widely
                                                                        used benchmarks for small-cap stock
                                                                        performance. Stock selection may reflect
                                                                        either a growth or value investment approach.
                                                                        The T. Rowe Price Small Cap Stock Fund is
                                                                        advised by T. Rowe Price Associates.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Small growth     The Portfolio invests at least 80% of its net
  INC. SMALL CAP GROWTH           growth                                assets in equity securities of smaller
  PORTFOLIO                                                             companies. The Portfolio generally invests in
                                                                        a widely diversified portfolio of equity
                                                                        securities spread among many industries that
                                                                        offer the possibility of above-average
                                                                        earnings growth. The AllianceBernstein VPS
                                                                        Small Cap Growth Portfolio is advised by
                                                                        AllianceBernstein L.P.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
CREDIT SUISSE TRUST SMALL CAP   Capital growth         Small Growth     Invests at least 80% of its net assets, plus
  GROWTH PORTFOLIO(2)                                                   any borrowings for investment purposes, in
                                                                        equity securities of small U.S. companies.
                                                                        Using a growth investment style, may look for
                                                                        either developing or older companies in a
                                                                        growth stage or companies providing products
                                                                        or services with a high unit-volume growth
                                                                        rate. The Credit Suisse Trust Small Cap
                                                                        Growth Portfolio is advised by Credit Suisse
                                                                        Asset Management, LLC.

DELAWARE VIP TREND SERIES --    Long-term capital      Small growth     Invests primarily in stocks of small growth-
  SERVICE CLASS                   growth                                oriented or emerging companies that, we
                                                                        believe, are responsive to changes within the
                                                                        marketplace and which we believe have the
                                                                        fundamental characteristics to support
                                                                        continued growth. The Delaware VIP Trend
                                                                        Series is advised by Delaware Management
                                                                        Company, a series Delaware Management
                                                                        Business Trust, which is an indirectly
                                                                        wholly-owned subsidiary of Delaware
                                                                        Management Holdings, Inc.

WILSHIRE TARGET SMALL COMPANY   Long-term capital      Small growth     Invests substantially all assets in equities
  GROWTH PORTFOLIO (INVESTMENT    growth                                of small-cap, growth companies. The fund
  CLASS)(3)                                                             purchases stocks from the growth portion of
                                                                        the small-cap universe of the Wilshire Index.
                                                                        The Wilshire Target Mutual Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SMALL CAP GROWTH   Long-term capital      Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES      growth                                than $2.5 billion at the time of investment)
                                                                        considered to have earnings growth potential.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS           Seeks long-term        International    Invests at least 80% of total assets in
  PORTFOLIO (SC2)                 growth of                             foreign securities. The fund normally invests
                                  capital.                              primarily in common stocks. The Fidelity VIP
                                                                        Overseas Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

WILSHIRE VIT INTERNATIONAL      Long-term capital      International    Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN      growth                                through diversified holding of marketable
  SHARES                                                                foreign equity investments. Invests in the
                                                                        stock of large, well-managed, non-U.S.
                                                                        companies. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY           Long-term capital        Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE      growth                                diversified portfolio composed primarily of
  MANN SHARES                                                           marketable equity securities that the
                                                                        subadviser determines are socially
                                                                        responsible. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY       Current income/         Real estate     The Fund typically invests at least 80% of
  FUND, INC.                      Capital                               its total assets in real estate securities
                                  appreciation                          such as real estate investment trusts
                                                                        (REITs). The Cohen & Steers VIF Realty Fund
                                                                        is advised by Cohen & Steers Capital
                                                                        Management, Inc.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
FIDELITY VIP HIGH INCOME        Seeks a high level         Bond         Invests in income-producing debt securities,
  PORTFOLIO (SC 2)                of current                            preferred stocks and convertible securities,
                                  income, while                         with an emphasis on low-quality debt
                                  also considering                      securities. The Fidelity VIP High Income
                                  growth of                             Portfolio is a series of the Fidelity VIP
                                  capital.                              Series and is advised by Fidelity Management
                                                                        & Research Co.

FIDELITY VIP INVESTMENT GRADE   Seeks as high a            Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO (SC 2)           level of current                      investment-grade bonds. The fund invests
                                  income as is                          across different market sectors and
                                  consistent with                       maturities. The Fidelity VIP Investment Grade
                                  the preservation                      Bond Portfolio is a series of the Fidelity
                                  of capital.                           VIP Series and is advised by Fidelity
                                                                        Management & Research Co.

WILSHIRE VIT INCOME FUND --     Current income             Bond         Seeks to achieve a long-term total rate of
  HORACE MANN SHARES                                                    return in excess of U.S. bond market over a
                                                                        full-market cycle. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM         Current income/            Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE       Preservation of                       the extent consistent with liquidity.
  MANN SHARES                     capital                               Preservation of principal is a secondary
                                                                        objective. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT BALANCED FUND --   Capital growth/          Balanced       Seeks to realize a high, long-term total rate
  HORACE MANN SHARES              Current income                        of return consistent with prudent investment
                                                                        risks. The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE     Current income/        Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                       Preservation of                       securities with maturities of 13 months or
                                  capital                               less. The T. Rowe Price Prime Reserve
                                                                        Portfolio is advised by T. Rowe Price
                                                                        Associates.



(1)  These Funds are not available as an investment option for a 457(b)
     Contract.



(2) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       T. Rowe Price Small-Cap Stock Fund -- Advisor Class


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio


       T. Rowe Price Small-Cap Value Fund -- Advisor Class



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(3) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio



     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.



     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.



     PROPOSED SUBSTITUTIONS. In May 2006, We intend to file an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain Underlying Funds (the "New Underlying Funds") for shares of certain other Underlying Funds (the "Old Underlying Funds"). We anticipate replacing the following Old Underlying Funds with the following New Underlying Funds as investment options under the Contract:



               OLD UNDERLYING FUND                                 NEW UNDERLYING FUND
               -------------------                                 -------------------
 U.S. Large Cap Core Equity Portfolio of the J.P.     Service Class 2 shares of the Growth & Income
              Morgan Series Trust II                      Portfolio of Fidelity Variable Insurance
                                                                     Products Fund III

 Service shares of the MidCap Stock Portfolio of    Service Class 2 shares of the Mid Cap Portfolio of
          Dreyfus Investment Portfolios                Fidelity Variable Insurance Products Fund III

  Growth Opportunities Portfolio of Lord Abbett      Service Class shares of the Delaware VIP Growth
                Series Fund, Inc.                      Opportunities Series of the Delaware VIP Trust

 Wells Fargo Advantage VT Opportunity Fund(SM) of       Class B shares of the Small/Mid Cap Value
            Wells Fargo Variable Trust                Portfolio of AllianceBernstein Variable Products
                                                                     Series Fund, Inc.

 Advisor Class shares of the T. Rowe Price Small       Advisor Class shares of the Genesis Fund of
                  Cap Stock Fund                               Neuberger Berman Equity Funds

   Investment Class shares of the Small Company       Service Class shares of the Delaware VIP Trend
 Growth Portfolio of Wilshire Mutual Funds, Inc.              Series of the Delaware VIP Trust

 Small Cap Growth Portfolio of the Credit Suisse      Service Class shares of the Delaware VIP Trend
                      Trust                                   Series of the Delaware VIP Trust

 Advisor Class shares of the T. Rowe Price Small    Investment Class shares of the Small Company Value
                  Cap Value Fund                          Portfolio of Wilshire Mutual Funds, Inc.



     The proposed substitutions will not be carried out unless a majority of the outstanding interests invested in the Old Underlying Funds as of a to-be-specified record date approve the substitutions. We anticipate that, if SEC approval is granted, Contract Owner approval is obtained, and all of the systems needed to perform the substitutions are in place, We will effect the substitutions sometime during the fourth quarter of 2006. To the extent required by law, approvals of these proposed substitutions also will be obtained from the state insurance regulators in certain jurisdictions. Contract Owners invested in the Old Underlying Funds as of the record date will receive detailed information about the proposed substitutions.



     We propose to carry out the proposed substitutions by redeeming shares of the Old Underlying Funds and purchasing shares of the corresponding New Underlying Funds. Any Variable Cash Value that You have allocated to a Subaccount investing in the Old Underlying Fund(s) on the date of the substitutions will, in effect, be transferred to a Subaccount investing in the corresponding New Underlying Fund(s) without charge (including Surrender Charge). In addition, following the substitution, any allocations of Variable Cash Value to or from the Subaccounts investing in the Old Underlying Funds (for example, in connection with the dollar cost averaging program and the rebalancing program) will be allocations to or from the Subaccounts investing in the New Underlying Funds.



     Although We do not impose a charge for transfers or limit the number of transfers permitted each year, We may otherwise limit transfers in certain situations (such as market timing transfers). However, from May, 2006 through 30 days following the date of the proposed substitutions, You may make one transfer of Variable Cash Value from a Subaccount investing in the Old Underlying Fund(s) (before the substitutions) or the New Underlying Fund(s) (after the substitutions) to any other available Subaccount(s) without charge (including Surrender Charge) or limitation. In addition, We will not exercise any rights We may have under Your Contract to impose restrictions or charges on transfers until at least 30 days after the proposed substitutions occur.



     The New Underlying Funds are described in more detail in their current prospectuses. All Contract Owners have received or will receive a current prospectus for each New Underlying Fund prior to the substitutions. These prospectuses describe the New Underlying Funds' investment policies, risks, fees and expenses, and all other aspects of their operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW UNDERLYING FUND WILL ACHIEVE ITS STATED OBJECTIVES.



     CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS. An investment adviser or a sub-adviser of an Underlying Fund (or its affiliates) may compensate Us and/or certain affiliates for administrative or other services provided with respect to the Underlying Funds. The amount of the compensation generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

     SELECTION OF FUNDS. We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or sub-adviser or an affiliate will compensate us or Our affiliates for providing certain administrative and other services, as described above. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium payments and/or transfers if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



     ADDITION, DELETION, OR SUBSTITUTION OF FUNDS. We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.



     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.


     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms.


     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.


PURCHASING THE CONTRACT


     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.


     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE IRA or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.



     Applications are to be sent to HMLIC's Home Office. If Your application is complete and has been received at Our Home Office, We will issue Your Contract. Any initial premium received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.



     Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.



CANCELING THE CONTRACT



     Subject to state insurance laws, You have the right to cancel the Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or
(2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PREMIUM PAYMENTS


     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually.


     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."


     ALLOCATION OF NET PREMIUM PAYMENTS -- All or part of the Net Premium Payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.



     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premium Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.

     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included.



                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------           ----     ------------
Davis Value Portfolio     09/05/00       11.55
Wilshire Target Large
  Company Value
  Portfolio (Investment
  Class)                  09/05/00       20.06
Wilshire VIT Equity
  Fund -- Horace Mann
  Shares                  11/01/89       21.62
Dow Jones Wilshire 5000
  Index Portfolio
  (Investment Class)      09/05/00       12.16
Dow Jones Wilshire 5000
  Index Portfolio
  (Institutional Class)   05/01/00       12.18
Fidelity VIP Growth &
  Income Portfolio (SC
  2)                      09/05/00       16.04
Fidelity VIP Index 500
  Portfolio (SC 2)        09/05/00      169.89
JPMorgan U.S. Large Cap
  Core Equity Portfolio   09/05/00       17.20
AllianceBernstein VPS
  Large Cap Growth
  Portfolio               09/05/00       40.86
Fidelity VIP Growth
  Portfolio (SC 2)        09/05/00       53.19
Wilshire Target Large
  Company Growth
  Portfolio (Investment
  Class)                  09/05/00       45.85
Wilshire Target Large
  Company Growth
  Portfolio
  (Institutional Class)   05/01/00       46.14
Ariel Appreciation
  Fund(R)                 05/01/01       34.01
Wells Fargo Advantage VT
  Opportunity Fund(SM)    09/05/00       28.68
Dreyfus Investment
  Portfolio: MidCap
  Stock Portfolio
  -- Service Shares       06/01/04       16.01



                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------           ----     ------------
Fidelity VIP Mid Cap
  Portfolio (SC 2)        09/05/00       20.04
Rainier Small/Mid Cap
  Equity Portfolio        09/05/00       30.31
Delaware VIP Growth
  Opportunities
  Series -- Service
  Class                   06/01/04       14.31
Lord Abbett Series Fund
  Growth Opportunities
  Portfolio               06/01/04       12.08
Putnam VT Vista Fund (IB
  Shares)                 09/05/00       24.81
Wells Fargo Advantage VT
  Discovery Fund(SM)      09/05/00       36.15
Ariel Fund(R)             05/01/01       34.63
Royce Capital Fund
  Small-Cap Portfolio     06/01/04        8.17
T. Rowe Price Small-Cap
  Value Fund -- Advisor
  Class                   09/05/00       20.48
Wilshire Target Small
  Company Value
  Portfolio (Investment
  Class)                  09/05/00       12.34
Goldman Sachs VIT
  Structured Small Cap
  Equity Fund             06/01/04       13.12
Neuberger Berman Genesis
  Fund -- Advisor Class   09/05/00       15.88
T. Rowe Price Small-Cap
  Stock Fund -- Advisor
  Class                   09/05/00       20.48
Credit Suisse Trust
  Small Cap Growth
  Portfolio               09/05/00       27.18
Delaware VIP Trend
  Series -- Service
  Class                   06/01/04       28.68
Wilshire Target Small
  Company Growth
  Portfolio (Investment
  Class)                  09/05/00       17.80
Wilshire VIT Small Cap
  Growth Fund -- Horace
  Mann Shares             03/10/97       10.00
Fidelity VIP Overseas
  Portfolio (SC 2)        09/05/00       23.33
Wilshire VIT
  International Equity
  Fund -- Horace Mann
  Shares                  03/10/97       10.00
Wilshire VIT Socially
  Responsible Fund --
  Horace Mann Shares      03/10/97       10.00
Fidelity VIP High Income
  Portfolio (SC 2)        09/05/00        9.92

                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------           ----     ------------
Fidelity VIP Investment
  Grade Bond Portfolio
  (SC 2)                  09/05/00       12.03
Wilshire VIT Income
  Fund -- Horace Mann
  Shares                  11/01/89       13.32
Wilshire VIT Short-Term
  Investment Fund --
  Horace Mann Shares      11/01/89       11.20
Wilshire VIT Balanced
  Fund -- Horace Mann
  Shares                  11/01/89       16.51


     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.


     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section.



     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.



     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."



     On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio


     T. Rowe Price Small-Cap Value Fund -- Advisor Class



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new transfers are allowed to the following
Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)


     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar mounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.



     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio


     T. Rowe Price Small-Cap Value Fund -- Advisor Class



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new dollar cost averaging programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)



     If You are currently participating in the dollar cost averaging program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any dollar cost averaging program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.



     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.



     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio


     T. Rowe Price Small-Cap Value Fund -- Advisor Class



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new rebalancing programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)



     If You are currently participating in the rebalancing program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any rebalancing program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     T. Rowe Price Small-Cap Stock Fund -- Advisor Class


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio


     T. Rowe Price Small-Cap Value Fund -- Advisor Class



     However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, existing Contracts may not begin or increase allocations to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)



     Any allocation that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.



     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.



     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.



     If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.



     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.



     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We expect to be contractually obligated by the Underlying Funds to prohibit transfers by Contract Owners who are identified by an Underlying Fund as market timers, and to provide Contract Owner transaction data to the Underlying Funds.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are NOT being sent to the Contract Owner. See "Tax Consequences" and "Other
Information -- Forms Availability."



     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.



     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.



     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Withdrawal Charges shown in the "Deductions and Expenses -- Withdrawal Charges" section.



     Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.



     The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a surrender charge of $3,000 / 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 / 4% = $125 with the balance of $3,000 paid to You.



     The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.



     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.



     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.



     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.


     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).


DEDUCTIONS AND EXPENSES



     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume.



SERVICES AND BENEFITS WE PROVIDE:



     -  the death benefit, and cash benefits under the Contracts


     -  investment options, including Net Premium allocations


     -  administration of elective options


     -  the distribution of reports to Contract Owners


     -  Annuity Payment options



COSTS AND EXPENSES WE INCUR:



     - costs associated with processing applications and with issuing and administering the Contracts


     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts


     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees



RISKS WE ASSUME:



     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct


     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.


     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.



     WITHDRAWAL CHARGES -- If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for Your Contract are:


                             Percentage of Amount
During Contract Year              Withdrawn
--------------------         --------------------
         1                            9%
         2                            8%
         3                            7%
         4                            6%
         5                            5%
         6                            4%
         7                            3%
         8                            2%
         9                            1%
     Thereafter                       0%


     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.


     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.


     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract.

Such premium taxes and that time of deduction of those taxes will be determined by the Contract Owner's current place of residence.


DEATH BENEFIT PROCEEDS


     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.


     If there have been no previous withdrawals or loans the death benefit is the greater of:

     1.  the Total Accumulation Value; or

     2.  the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken the death benefit is the greater of:


     1. the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or


     2. the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.


     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).


     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity
Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS


     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Premium Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.


     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS -- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.


     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.


     JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: 1) 50%; 2) 66 2/3%; or 3) 100% of the Annuity Payments paid or the number of Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.


     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Annuitant as defined by the IRC. Upon the Annuitant's death, the beneficiary will be paid the remaining Annuity Payments due, if any. If no beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Annuitant. This option is available on a fixed payment basis only.


     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a) receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

     b) leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see Required Minimum Distributions," or

     c)   elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.


     Contract value may be more or less than the amount of Net Premium Payments allocated to the Contract.



     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.



     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable annuity payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s).


     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.


     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, Cohen & Steers VIF Realty Fund, Inc., T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES



OTHER CONSIDERATIONS



     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 expire in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.



SEPARATE ACCOUNT



     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.



OWNER CONTROL



     In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Current taxation based on owner control generally does not apply to Qualified Plans.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT



     A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transfer, assignment, exchange or transaction should consult a tax advisor as to the tax consequences.



CONTRACT OWNERS



CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS



     The tax rules applicable to participants in a qualified plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of qualified plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan.



     Contributions under qualified plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.



     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,000 in 2006 or 100% of income. Additional catch-up amounts, $5,000 in 2006, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another Section 403(b) annuity Contract.
Section 403(b) annuities are subject to the required minimum distribution rules.



     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2006 for both an individual and the spouse. Additional catch-up contributions ($1,000 in 2006) may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2006, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $75,000 and $85,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.



     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,000 in 2006. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2006. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.



     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000 for 2006 (indexed for inflation after 2006). As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2006. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.



     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2006 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a traditional IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2006 and thereafter. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.



     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,000 for 2006 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2006. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2006. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.



     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.



     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met.



     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.



     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).



     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.



     TAXATION OF CONTRACT BENEFITS -- Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.



     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.



     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability, or as a qualified first-time homebuyer distribution.



ADDITIONAL TAXES



     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.



     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.



     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.



     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.



     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.



     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under Mandatory Distributions.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan.



     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.



     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.



     FEDERAL ESTATE TAXES -- While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



     GENERATION-SKIPPING TRANSFER TAX -- Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require HMLIC to deduct the tax from Your Contract or from any applicable payment, and pay the tax directly to the IRS.



     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS -- The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, annuity contract purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.



     POSSIBLE TAX LAW CHANGES -- Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.



VOTING RIGHTS


     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting. As long as such action is required by law, shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received, and any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.


OTHER INFORMATION


     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify

HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.


     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).


ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                       PAGE
-----                                       ----
General Information and History              1
Tax Status of the Contracts                  1
Underwriter                                  2
Independent Registered Public Accounting
  Firm                                       2
Financial Statements                         2



     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


------- Statement of Additional Information dated May 1, 2006 for the Separate Account


Please mail the above document to:

-----------------------------------------------------------
(Name)

-----------------------------------------------------------
(Address)

-----------------------------------------------------------
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY
CONTRACT

VARIABLE SOLUTIONS

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


MAY 1, 2006

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS


     This prospectus offers a Variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. These Contracts are no longer sold by HMLIC. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:



LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund


LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Core


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(2)


     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Wells Fargo Advantage VT Opportunity Fund(SM)(1)


     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(2)


          Fidelity VIP Mid Cap Portfolio SC 2


     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(2)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)(1)


SMALL COMPANY STOCK FUNDS


     Small Value


          Royce Capital Fund Small-Cap Portfolio


     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(1)


          Delaware VIP Trend Series -- Service Class


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares


INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares


REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.


SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares


BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares


BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares


MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



(1) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio

  However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio



     Trademarks used in this document are owned by and used with the permission of the appropriate company.



     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2006. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 34 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
 BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.


                  The date of this prospectus is May 1, 2006.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE
                                                                        ----
DEFINITIONS                                                               4
SUMMARY                                                                   5
FEE TABLES AND EXAMPLE                                                    8
CONDENSED FINANCIAL INFORMATION                                          10
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
  UNDERLYING FUNDS                                                       15
  Horace Mann Life Insurance Company                                     15
  The Separate Account                                                   15
  The Underlying Funds                                                   15
THE CONTRACT                                                             23
  Contract Owners' Rights                                                23
  Purchasing the Contract                                                23
  Canceling the Contract                                                 23
  Premium Payments                                                       23
    Amount and Frequency of Premium Payments                             23
    Allocation of Net Premium Payments                                   23
    Accumulation Units and Accumulation Unit Value                       23
  Transactions                                                           24
    Transfers                                                            24
    Dollar Cost Averaging                                                25
    Rebalancing                                                          25
    Changes to Premium Payment Allocations                               26
    Market Timing                                                        26
    Surrender or Withdrawal Before Commencement of Annuity Period        27
    Payments We Make                                                     28
    Confirmations                                                        28
  Deductions and Expenses                                                28
    Annual Maintenance Fee                                               28
    Mortality and Expense Risk Fee                                       28
    Withdrawal Charges                                                   29
    Operating Expenses of the Underlying Funds                           29
    Premium Taxes                                                        29
  Death Benefit Proceeds                                                 29
  Annuity Payments                                                       29
  Annuity Payment Options                                                29
  Amount of Fixed and Variable Annuity Payments                          30
  Misstatement of Age or Sex                                             31
  Modification of the Contract                                           31
TAX CONSEQUENCES                                                         32
  Taxation of Non-Qualified Contracts                                    32
  Federal Estate Taxes                                                   33
  Generation-Skipping Transfer Tax                                       33
  Annuity Purchases by Nonresident Aliens and Foreign Corporations       33
  Foreign Tax Credits                                                    33
  Possible Tax Law Changes                                               33
  Separate Account                                                       33
VOTING RIGHTS                                                            33
OTHER INFORMATION                                                        34
ADDITIONAL INFORMATION                                                   34


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS

--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.


     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable withdrawal charge.


     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.


     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.


     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: The individual flexible premium deferred Variable annuity contract this prospectus offers.



     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.



     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.



     FIXED CASH VALUE: The dollar value of the fixed account under the Contract before Annuity Payments begin.



     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.



     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.


     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.


     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.


     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.


     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.


     WITHDRAWAL CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's Prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     This product is no longer offered for sale. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds.



     The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract was offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.


WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund



LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire VIT Equity Fund -- Horace Mann Shares



     Large Core


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(2)



     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2



MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Wells Fargo Advantage VT Opportunity Fund(SM)(1)



     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(2)


          Fidelity VIP Mid Cap Portfolio SC 2



     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(2)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)(1)



SMALL COMPANY STOCK FUNDS


     Small Value


          Royce Capital Fund Small-Cap Portfolio



     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund

     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Credit Suisse Trust Small Cap Growth Portfolio(1)


          Delaware VIP Trend Series -- Service Class


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares



INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares



REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.



SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares



BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares



BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares



MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



(1)The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



        Wells Fargo Advantage VT Discovery Fund(SM)


        Wells Fargo Advantage VT Opportunity Fund(SM)


        Credit Suisse Trust Small Cap Growth Portfolio



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



        JPMorgan U.S. Large Cap Core Equity Portfolio


        Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


        Lord Abbett Series Fund Growth Opportunities Portfolio



     (b) FIXED ACCOUNT -- You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)


WHEN CAN I TRANSFER BETWEEN ACCOUNTS?


     At any time before the Contract's Annuity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The Contract -- Transactions -- Transfers."


MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?


     A Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in "Deductions and Expenses -- Withdrawal Charges." For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.


WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.


     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.


     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.


     We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The
Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?


     The IRC provides penalties for premature distributions under annuity contracts. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?


     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals, or the Total Accumulation Value.


WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?


     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.



     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of 0, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

FEE TABLES AND EXAMPLE
--------------------------------------------------------------------------------


     The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.



CONTRACT OWNER TRANSACTION EXPENSES:(1)



Withdrawal Charge(2) (as a percentage of amount surrendered,
  if applicable)                                                9%



     We guarantee that the aggregate Withdrawal Charge will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."



     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



PERIODIC FEES AND EXPENSES



Annual Contract Fee(3)                                        $  25
Separate Account Annual Expenses (as a percentage of average
  Variable Cash Value)
     Mortality and Expense Risk Fees                           1.25%
Total Separate Account Annual Expenses                         1.25%



(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range from 0% to 3.5%.



(2)  The Withdrawal Charge declines to zero over time.



Contact Year  Percentage of Amount Withdrawn
------------  ------------------------------
     1                      9
     2                      8
     3                      7
     4                      6
     5                      5
     6                      4
     7                      3
     8                      2
     9                      1
 Thereafter                 0


()(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2005. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(1)            LOWEST   HIGHEST
--------------------------------------------------            ------   -------
(expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service
  (12b-1) fees and other expenses)                            0.35%     1.80%
                                                              ======   =======


EXAMPLE


     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated.(2) The Example also assumes any applicable surrender charges, that Your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Underlying Funds as of December 31, 2005. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:



     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,248   $1,745    $2,251     $3,552
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,007    $1,706     $3,552
======   =======   =======   ========


(1) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.


(2) Because the Example assumes a $10,000 investment, the Example does not include the annual contract fee of $25 which is waived if the Contract value equals or exceeds $10,000.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC.


     The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series-Service Class, Lord Abbett Series Fund Growth Opportunities Portfolio, Delaware VIP Trend Series-Service Class, Goldman Sachs VIT Structured Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock
Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH
  PORTFOLIO                              12/31/2005     $ 23.10           $ 26.20               886,468
                                         12/31/2004       21.58             23.10               778,032
                                         12/31/2003       17.71             21.58               647,349
                                         12/31/2002       25.94             17.71               499,185
                                         12/31/2001       31.81             25.94               344,424
                                         12/31/2000       40.86*            31.81               127,242
CREDIT SUISSE TRUST SMALL CAP GROWTH
  PORTFOLIO(1)                           12/31/2005     $ 18.64           $ 17.92               221,197
                                         12/31/2004       17.03             18.64               238,930
                                         12/31/2003       11.60             17.03               227,577
                                         12/31/2002       17.73             11.60               199,135
                                         12/31/2001       21.37             17.73               159,315
                                         12/31/2000       27.18*            21.37                77,312
DAVIS VALUE PORTFOLIO                    12/31/2005     $ 11.52           $ 12.45               658,602
                                         12/31/2004       10.39             11.52               569,355
                                         12/31/2003        8.10             10.39               455,070
                                         12/31/2002        9.80              8.10               364,544
                                         12/31/2001       11.08              9.80               321,139
                                         12/31/2000       11.55*            11.08               132,825
DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES SERVICE CLASS                   12/31/2005     $ 15.70           $ 17.24                29,062
                                         12/31/2004       14.31*            15.70                11,013
DELAWARE VIP TREND SERIES SERVICE CLASS  12/31/2005     $ 30.25           $ 31.56                 8,908
                                         12/31/2004       28.68*            30.25                 1,560
DREYFUS INVESTMENT PORTFOLIO MIDCAP
  STOCK PORTFOLIO SERVICE SHARES(2)      12/31/2005     $ 17.90           $ 19.25                30,905
                                         12/31/2004       16.01*            17.90                 8,834

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
FIDELITY VIP GROWTH PORTFOLIO SC2        12/31/2005     $ 32.37           $ 33.72             1,031,956
                                         12/31/2004       31.78             32.37               924,998
                                         12/31/2003       24.28             31.78               735,345
                                         12/31/2002       35.27             24.28               568,965
                                         12/31/2001       43.48             35.27               390,031
                                         12/31/2000       53.19*            43.48               161,281
FIDELITY VIP GROWTH & INCOME PORTFOLIO
  SC 2                                   12/31/2005     $ 14.25           $ 15.12               821,349
                                         12/31/2004       13.68             14.25               683,112
                                         12/31/2003       11.22             13.68               484,327
                                         12/31/2002       13.66             11.22               323,437
                                         12/31/2001       15.20             13.66               211,580
                                         12/31/2000       16.04*            15.20                54,943
FIDELITY VIP HIGH INCOME PORTFOLIO SC2   12/31/2005     $  9.77           $  9.87               321,144
                                         12/31/2004        9.04              9.77               218,819
                                         12/31/2003        7.23              9.04               156,838
                                         12/31/2002        7.08              7.23                83,910
                                         12/31/2001        8.15              7.08                52,829
                                         12/31/2000        9.92*             8.15                31,556
FIDELITY VIP INDEX 500 PORTFOLIO SC2     12/31/2005     $136.18           $140.61               313,854
                                         12/31/2004      124.96            136.18               262,595
                                         12/31/2003       98.76            124.96               201,115
                                         12/31/2002      128.98             98.76               143,919
                                         12/31/2001      148.95            128.98                89,888
                                         12/31/2000      169.89*           148.95                34,085
FIDELITY VIP INVESTMENT GRADE BOND
  PORTFOLIO SC2                          12/31/2005     $ 15.52           $ 15.62             1,007,448
                                         12/31/2004       15.09             15.52               857,504
                                         12/31/2003       14.56             15.09               765,200
                                         12/31/2002       13.39             14.56               578,933
                                         12/31/2001       12.54             13.39               240,969
                                         12/31/2000       12.03*            12.54                21,897
FIDELITY VIP MID CAP PORTFOLIO SC2       12/31/2005     $ 28.84           $ 33.61             1,057,318
                                         12/31/2004       23.42             28.84               909,123
                                         12/31/2003       17.15             23.42               765,087
                                         12/31/2002       19.30             17.15               644,149
                                         12/31/2001       20.25             19.30               529,851
                                         12/31/2000       20.04*            20.25               233,156
FIDELITY VIP OVERSEAS PORTFOLIO SC2      12/31/2005     $ 19.25           $ 22.58               774,482
                                         12/31/2004       17.20             19.25               604,561
                                         12/31/2003       12.17             17.20               407,324
                                         12/31/2002       15.50             12.17               293,133
                                         12/31/2001       19.91             15.50               200,060
                                         12/31/2000       23.33*            19.91                71,864
GOLDMAN SACHS VIT CORE SMALL CAP EQUITY
  FUND                                   12/31/2005     $ 15.00           $ 15.72                57,784
                                         12/31/2004       13.12*            15.00                16,830

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
JP MORGAN U.S. LARGE CAP CORE EQUITY
  PORTFOLIO(2)                           12/31/2005     $ 13.21           $ 13.22             1,238,265
                                         12/31/2004       12.21             13.21             1,071,858
                                         12/31/2003        9.65             12.21               859,650
                                         12/31/2002       12.97              9.65               644,912
                                         12/31/2001       14.90             12.97               410,417
                                         12/31/2000       17.20*            14.90               125,348
LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES PORTFOLIO(2)             12/31/2005     $ 13.21           $ 13.65                73,028
                                         12/31/2004       12.08*            13.21                21,837
PUTNAM VT VISTA FUND (IB SHARES)         12/31/2005     $ 13.53           $ 14.99               437,342
                                         12/31/2004       11.55             13.53               417,950
                                         12/31/2003        8.78             11.55               405,260
                                         12/31/2002       12.82              8.78               354,292
                                         12/31/2001       19.52             12.82               312,576
                                         12/31/2000       24.81*            19.52               149,430
ROYCE CAPITAL FUND SMALL-CAP PORTFOLIO   12/31/2005     $  9.41           $ 10.09               244,500
                                         12/31/2004        8.17*             9.41                85,206
WELLS FARGO ADVANTAGE VT DISCOVERY
  FUND(SM(1) (FORMERLY STRONG MID CAP
  GROWTH FUND II)                        12/31/2005     $ 16.94*          $ 14.21               571,068
                                         12/31/2004       14.39             16.94               455,021
                                         12/31/2003       10.86             14.39               424,282
                                         12/31/2002       17.61             10.86               351,842
                                         12/31/2001       25.76             17.61               264,967
                                         12/31/2000       36.15*            25.76               130,119
WELLS FARGO ADVANTAGE VT OPPORTUNITY
  FUND(SM(1)                             12/31/2005     $ 29.96           $ 31.93               294,959
                                         12/31/2004       25.66             29.96               304,488
                                         12/31/2003       18.96             25.66               285,496
                                         12/31/2002       26.24             18.96               244,938
                                         12/31/2001       27.54             26.24               163,069
                                         12/31/2000       28.68*            27.54                46,246
WILSHIRE VIT BALANCED FUND -- HORACE
  MANN SHARES                            12/31/2005     $ 19.87           $ 20.46            12,018,094
                                         12/31/2004       18.59             19.87            13,033,346
                                         12/31/2003       15.74             18.59            13,967,082
                                         12/31/2002       17.38             15.74            14,684,684
                                         12/31/2001       17.42             17.38            16,148,759
                                         12/31/2000       17.27             17.42            17,434,293
                                         12/31/1999       18.90             17.27            22,591,194
                                         12/31/1998       19.82             18.90            21,781,222
                                         12/31/1997       18.94             19.82            18,709,483
                                         12/31/1996       18.00             18.94            15,151,785

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
WILSHIRE VIT EQUITY FUND -- HORACE MANN
  SHARES                                 12/31/2005     $ 21.47           $ 22.45            12,143,394
                                         12/31/2004       19.74             21.47            13,354,870
                                         12/31/2003       15.67             19.74            14,334,218
                                         12/31/2002       19.69             15.67            15,070,307
                                         12/31/2001       20.82             19.69            16,474,940
                                         12/31/2000       21.92             20.82            17,693,804
                                         12/31/1999       24.34             21.92            22,490,546
                                         12/31/1998       25.66             24.34            22,401,337
                                         12/31/1997       23.76             25.66            18,317,985
                                         12/31/1996       21.66             23.76            13,503,527
WILSHIRE VIT INCOME FUND -- HORACE MANN
  SHARES                                 12/31/2005     $ 16.91           $ 17.03             1,260,463
                                         12/31/2004       16.32             16.91             1,201,525
                                         12/31/2003       15.39             16.32             1,128,161
                                         12/31/2002       14.27             15.39             1,105,681
                                         12/31/2001       13.27             14.27               896,686
                                         12/31/2000       12.24             13.27               806,285
                                         12/31/1999       13.24             12.24             1,032,770
                                         12/31/1998       13.00             13.24             1,006,166
                                         12/31/1997       12.69             13.00               718,041
                                         12/31/1996       13.03             12.69               817,803
WILSHIRE VIT INTERNATIONAL EQUITY
  FUND -- HORACE MANN SHARES             12/31/2005     $ 11.67           $ 12.69             2,985,537
                                         12/31/2004       10.68             11.67             3,034,963
                                         12/31/2003        8.16             10.68             3,018,220
                                         12/31/2002       10.46              8.16             2,911,478
                                         12/31/2001       14.39             10.46             2,877,968
                                         12/31/2000       17.52             14.39             2,621,364
                                         12/31/1999       12.13             17.52             1,298,573
                                         12/31/1998       10.27             12.13               758,622
                                         12/31/1997       10.00*            10.27               451,401
WILSHIRE VIT SHORT-TERM INVESTMENT
  FUND -- HORACE MANN SHARES             12/31/2005     $ 10.84           $ 10.98               233,981
                                         12/31/2004       10.85             10.84               248,645
                                         12/31/2003       10.87             10.85               400,991
                                         12/31/2002       10.82             10.87               351,839
                                         12/31/2001       10.42             10.82               209,583
                                         12/31/2000        9.89             10.42               174,299
                                         12/31/1999        9.98              9.89               143,624
                                         12/31/1998        9.99              9.98               125,460
                                         12/31/1997       10.03              9.99               114,103
                                         12/31/1996       10.00             10.03               112,004
WILSHIRE VIT SMALL CAP GROWTH FUND --
  HORACE MANN SHARES                     12/31/2005     $ 11.88           $ 12.17             3,884,610
                                         12/31/2004       11.52             11.88             4,241,664
                                         12/31/2003        7.33             11.52             4,454,821
                                         12/31/2002       12.16              7.33             4,309,422
                                         12/31/2001       17.54             12.16             4,343,366
                                         12/31/2000       19.76             17.54             4,245,836
                                         12/31/1999       12.38             19.76             2,731,955
                                         12/31/1998       11.70             12.38             2,063,019
                                         12/31/1997       10.00*            11.70             1,219,124

                                                      ACCUMULATION
                                                       UNIT VALUE    ACCUMULATION UNIT   ACCUMULATION UNITS
                                                      BEGINNING OF     VALUE END OF      OUTSTANDING END OF
SUBACCOUNT                               YEAR ENDED      PERIOD           PERIOD               PERIOD
----------                               ----------   ------------   -----------------   ------------------
WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND -- HORACE MANN SHARES             12/31/2005     $ 16.61           $ 17.25             4,346,986
                                         12/31/2004       14.85             16.61             4,566,563
                                         12/31/2003       11.70             14.85             4,696,964
                                         12/31/2002       13.70             11.70             4,762,269
                                         12/31/2001       14.96             13.70             4,931,921
                                         12/31/2000       13.81             14.96             4,744,087
                                         12/31/1999       12.99             13.81             4,001,791
                                         12/31/1998       12.10             12.99             2,513,258
                                         12/31/1997       10.00*            12.10               692,571



(1) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio



()* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 24.



     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 4 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS


     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVES. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND      income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE FUND    income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

DAVIS VALUE PORTFOLIO           Long-term capital       Large value     Invests primarily in equity securities issued
                                  growth                                by companies with market capitalizations of
                                                                        at least $10 billion. The Portfolio Managers
                                                                        conduct extensive research to try to identify
                                                                        businesses that possess characteristics they
                                                                        believe foster the creation of long-term
                                                                        value, such as proven management, a durable
                                                                        franchise and business model, and sustainable
                                                                        competitive advantages. They aim to invest in
                                                                        such businesses when they are trading at a
                                                                        discount to their intrinsic worth. The Davis
                                                                        Value Portfolio is a series of the Davis
                                                                        Variable Account Fund and is advised by Davis
                                                                        Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME     Long-term capital       Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                appreciation                          asset in common stocks, with 65% in the
                                                                        common stocks of well-established companies
                                                                        paying above-average dividends, with
                                                                        favorable prospects for both increasing
                                                                        dividends and capital appreciation. The T.
                                                                        Rowe Price Equity Income Portfolio VIP II is
                                                                        advised by T. Rowe Price Associates.

WILSHIRE VIT EQUITY FUND --     Long-term capital       Large value     The fund seeks long-term capital growth by
  HORACE MANN SHARES              growth                                investing primarily in equity securities.
                                                                        This is a moderately aggressive investment.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
FIDELITY VIP GROWTH & INCOME    Seeks high total        Large core      Invests primarily in common stocks with a
  PORTFOLIO SC2                   return through a                      focus on those that pay current dividends and
                                  combination of                        show potential for capital growth. The
                                  current income                        Fidelity VIP Growth and Income Portfolio is a
                                  and capital                           series of the Fidelity VIP Series and is
                                  appreciation                          advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500          Seeks investment        Large core      The fund seeks to provide investment results
  PORTFOLIO SC2                   results that                          that correspond to the total return
                                  correspond to the                     performance of common stocks publicly traded
                                  total return of                       in the United States. The fund normally
                                  common stocks                         invests at least 80% of its assets in common
                                  publicly traded                       stocks included in the S&P 500. The Fidelity
                                  in the United                         VIP Index 500 Portfolio is a series of the
                                  States, as                            Fidelity VIP Series and is advised by
                                  represented by                        Fidelity Management & Research Co.
                                  the S&P 500

JPMORGAN U.S. LARGE CAP CORE    High total return       Large core      The fund seeks to provide high total return
  EQUITY PORTFOLIO(2)             from a portfolio                      from a portfolio of selected equity
                                  of selected                           securities. Under normal circumstances, the
                                  equity securities                     fund invests at least 80% of it assets (net
                                                                        assets, plus the amount of borrowings for
                                                                        investment purposes) in equity investments of
                                                                        large-cap U.S. companies. The JPMorgan U.S.
                                                                        Large Cap Core Equity Portfolio is a series
                                                                        of the J.P. Morgan Series Trust II and is
                                                                        advised by J.P. Morgan Investment Management
                                                                        Inc.

ALLIANCEBERNSTEIN VPS LARGE     Long-term capital      Large growth     The Portfolio invests primarily in the equity
  CAP GROWTH PORTFOLIO            growth                                securities of a limited number of large,
                                                                        carefully selected, high-quality U.S.
                                                                        companies. The AllianceBernstein Large Cap
                                                                        Growth Portfolio is a series of the
                                                                        AllianceBernstein Variable Products Series
                                                                        Fund and is advised by AllianceBernstein LP.

FIDELITY VIP GROWTH PORTFOLIO   Seeks to achieve       Large growth     The fund invests primarily in various common
  SC2                             capital                               stocks issued by companies that the advisor
                                  appreciation                          believes have above-average growth potential,
                                                                        measured by earnings or revenue. The Fidelity
                                                                        VIP Growth Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Medium value     The Portfolio invests primarily in a
  INC. SMALL/MID CAP VALUE        growth                                diversified portfolio of equity securities of
  PORTFOLIO                                                             small- to mid-capitalization U.S. companies,
                                                                        generally representing 60 to 110 companies.
                                                                        The AllianceBernstein Variable Products
                                                                        Series Fund, Inc. Small/Mid Cap Value
                                                                        Portfolio is advised by AllianceBernstein
                                                                        L.P.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium value     Invests principally in equity securities of
  OPPORTUNITY FUND(SM(1)          appreciation                          medium-capitalization companies believed to
                                                                        be under-priced yet have attractive growth
                                                                        prospects. The Wells Fargo Advantage VT
                                                                        Opportunity Fund(SM) is advised by Wells
                                                                        Fargo Funds Management, LLC.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
DREYFUS INVESTMENT PORTFOLIO:   Long-term capital       Medium core     Seeks investment returns that are greater
  MIDCAP STOCK PORTFOLIO --       growth                                than the total return performance of publicly
  SERVICE SHARES(2)                                                     traded common stocks of medium-size domestic
                                                                        companies in the aggregate, as represented by
                                                                        the Standard & Poor's MidCap 400 Index (S&P
                                                                        400). The Dreyfus Investment Portfolio:
                                                                        MidCap Stock Portfolio is advised by The
                                                                        Dreyfus Corporation.

FIDELITY VIP MID CAP PORTFOLIO  Seeks long-term         Medium core     Invests at least 80% of total assets in
  SC2                             growth of                             common stocks of domestic companies with
                                  capital.                              medium market capitalization. The Fidelity
                                                                        VIP Mid Cap Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

DELAWARE VIP GROWTH             Long-term capital      Medium growth    Invests primarily in common stocks of
  OPPORTUNITIES                   growth                                medium-sized companies that have established
  SERIES -- SERVICE CLASS                                               themselves within the industry, but still
                                                                        have growth potential. The Delaware VIP
                                                                        Growth Opportunities Series is advised by
                                                                        Delaware Management Company, a series
                                                                        Delaware Management Business Trust, which is
                                                                        an indirectly wholly-owned subsidiary of
                                                                        Delaware Management Holdings, Inc.

LORD ABBETT SERIES FUND GROWTH  Capital                Medium growth    Seeks capital appreciation by normally
  OPPORTUNITIES PORTFOLIO(2)      appreciation                          investing at least 65% of its net assets in
                                                                        equity securities of mid-sized companies that
                                                                        show potential for growth. The Lord Abbett
                                                                        Series Fund -- Growth Opportunities Portfolio
                                                                        is advised by Lord, Abbett & Co. LLC.

PUTNAM VT VISTA FUND (IB        Capital                Medium growth    Invests mainly in common stocks of U.S.
  SHARES)                         appreciation                          companies, with a focus on growth stocks.
                                                                        Putnam VT Vista Fund is a series of the
                                                                        Putnam Variable Trust and is advised by
                                                                        Putnam Management.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium growth    Invests principally in securities of small-
  DISCOVERY FUND(SM(1)            appreciation                          and medium-capitalization companies, which
                                                                        are defined as those with market
                                                                        capitalizations equal to or lower than the
                                                                        company with the largest capitalization in
                                                                        the Russell Midcap(R) Index, at the time of
                                                                        investment. The Wells Fargo Advantage VT
                                                                        Discovery Fund(SM) is advised by Wells Fargo
                                                                        Funds Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP    Long-term capital       Small value     Invests in small-cap companies using a
  PORTFOLIO                       growth                                disciplined value approach. The manager
                                                                        believes that investors in the Fund should
                                                                        have a long-term investment horizon of at
                                                                        least three-years. The Royce Capital Fund
                                                                        Small-Cap Portfolio is advised by Royce &
                                                                        Associated, LLC.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
GOLDMAN SACHS VIT STRUCTURED    Long-term capital       Small core      The Fund invests, under normal circumstances,
  SMALL CAP EQUITY FUND           growth                                at least 80% of its net assets plus any
                                                                        borrowings for investment purposes (measured
                                                                        at time of purchase) ("Net Assets") in a
                                                                        broadly diversified portfolio of equity
                                                                        investments in small-cap U.S. issuers,
                                                                        including foreign issuers that are traded in
                                                                        the United States.* However, it is currently
                                                                        anticipated that, under normal circumstances
                                                                        the Fund will invest at least 95% of its Net
                                                                        Assets in such equity investments. These
                                                                        issuers will have public stock market
                                                                        capitalizations (based upon shares available
                                                                        for trading on an unrestricted basis) similar
                                                                        to that of the range of the market
                                                                        capitalization of companies constituting the
                                                                        Russell 2000(R) Index at the time of
                                                                        investment. The Fund is not required to limit
                                                                        its investments to securities in the Russell
                                                                        2000(R) Index. In addition, if the market
                                                                        capitalization of a company held by the Fund
                                                                        moves outside this range, the Fund may, but
                                                                        is not required to, sell the securities. The
                                                                        capitalization range of the Russell 2000(R)
                                                                        Index is currently between $68 million and
                                                                        $2.4 billion. The Goldman Sachs VIT
                                                                        Structured Small Cap Equity Fund is a series
                                                                        of the Goldman Sachs Variable Insurance Trust
                                                                        and is advised by Goldman Sachs Asset
                                                                        Management, L.P.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Small growth     The Portfolio invests at least 80% of its net
  INC. SMALL CAP GROWTH           growth                                assets in equity securities of smaller
  PORTFOLIO                                                             companies. The Portfolio generally invests in
                                                                        a widely diversified portfolio of equity
                                                                        securities spread among many industries that
                                                                        offer the possibility of above-average
                                                                        earnings growth. The AllianceBernstein VPS
                                                                        Small Cap Growth Portfolio is advised by
                                                                        AllianceBernstein L.P.

CREDIT SUISSE TRUST SMALL CAP   Capital growth         Small Growth     Invests at least 80% of its net assets, plus
  GROWTH PORTFOLIO(1)                                                   any borrowings for investment purposes, in
                                                                        equity securities of small U.S. companies.
                                                                        Using a growth investment style, may look for
                                                                        either developing or older companies in a
                                                                        growth stage or companies providing products
                                                                        or services with a high unit-volume growth
                                                                        rate. The Credit Suisse Trust Small Cap
                                                                        Growth Portfolio is advised by Credit Suisse
                                                                        Asset Management, LLC.

DELAWARE VIP TREND SERIES --    Long-term capital      Small growth     Invests primarily in stocks of small growth-
  SERVICE CLASS                   growth                                oriented or emerging companies that, we
                                                                        believe, are responsive to changes within the
                                                                        marketplace and which we believe have the
                                                                        fundamental characteristics to support
                                                                        continued growth. The Delaware VIP Trend
                                                                        Series is advised by Delaware Management
                                                                        Company, a series Delaware Management
                                                                        Business Trust, which is an indirectly
                                                                        wholly-owned subsidiary of Delaware
                                                                        Management Holdings, Inc.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VIT SMALL CAP GROWTH   Long-term capital      Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES      growth                                than $2.5 billion at the time of investment)
                                                                        considered to have earnings growth potential.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS           Seeks long-term        International    Invests at least 80% of total assets in
  PORTFOLIO SC2                   growth of                             foreign securities. The fund normally invests
                                  capital.                              primarily in common stocks. The Fidelity VIP
                                                                        Overseas Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

WILSHIRE VIT INTERNATIONAL      Long-term capital      International    Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN      growth                                through diversified holding of marketable
  SHARES                                                                foreign equity investments. Invests in the
                                                                        stock of large, well-managed, non-U.S.
                                                                        companies. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY           Long-term capital        Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE      growth                                diversified portfolio composed primarily of
  MANN SHARES                                                           marketable equity securities that the
                                                                        subadviser determines are socially
                                                                        responsible. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY       Current income/         Real estate     The Fund typically invests at least 80% of
  FUND, INC.                      Capital                               its total assets in real estate securities
                                  appreciation                          such as real estate investment trusts
                                                                        (REITs). The Cohen & Steers VIF Realty Fund
                                                                        is advised by Cohen & Steers Capital
                                                                        Management, Inc.

FIDELITY VIP HIGH INCOME        Seeks a high level         Bond         Invests in income-producing debt securities,
  PORTFOLIO SC2                   of current                            preferred stocks and convertible securities,
                                  income, while                         with an emphasis on low-quality debt
                                  also considering                      securities. The Fidelity VIP High Income
                                  growth of capital                     Portfolio is a series of the Fidelity VIP
                                                                        Series and is advised by Fidelity Management
                                                                        & Research Co.

FIDELITY VIP INVESTMENT GRADE   Seeks as high a            Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2              level of current                      investment-grade bonds. The fund invests
                                  income as is                          across different market sectors and
                                  consistent with                       maturities. The Fidelity VIP Investment Grade
                                  the preservation                      Bond Portfolio is a series of the Fidelity
                                  of capital                            VIP Series and is advised by Fidelity
                                                                        Management & Research Co.

WILSHIRE VIT INCOME FUND --     Current income             Bond         Seeks to achieve a long-term total rate of
  HORACE MANN SHARES                                                    return in excess of U.S. bond market over a
                                                                        full-market cycle. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM         Current income/            Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE       Preservation of                       the extent consistent with liquidity.
  MANN SHARES                     capital                               Preservation of principal is a secondary
                                                                        objective. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED FUND --   Capital growth/          Balanced       Seeks to realize a high, long-term total rate
  HORACE MANN SHARES              Current income                        of return consistent with prudent investment
                                                                        risks. The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
T. ROWE PRICE PRIME RESERVE     Current income/        Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                       Preservation of                       securities with maturities of 13 months or
                                  capital                               less. The T. Rowe Price Prime Reserve
                                                                        Portfolio is advised by T. Rowe Price
                                                                        Associates.



(1) The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       Wells Fargo Advantage VT Discovery Fund(SM)


       Wells Fargo Advantage VT Opportunity Fund(SM)


       Credit Suisse Trust Small Cap Growth Portfolio



   However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



(2) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio



     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.



     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.



     PROPOSED SUBSTITUTIONS -- In May 2006, We intended to file an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain Underlying Funds (the "New Underlying Funds") for shares of certain other Underlying Funds (the "Old Underlying Funds"). We anticipate replacing the following Old Underlying Funds with the following New Underlying Funds as investment options under the Contract:



               OLD UNDERLYING FUND                                 NEW UNDERLYING FUND
               -------------------                                 -------------------
 U.S. Large Cap Core Equity Portfolio of the J.P.     Service Class 2 shares of the Growth & Income
              Morgan Series Trust II                Portfolio of Fidelity Variable Insurance Products
                                                                         Fund III
 Service shares of the MidCap Stock Portfolio of    Service Class 2 shares of the Mid Cap Portfolio of
          Dreyfus Investment Portfolios               Fidelity Variable Insurance Products Fund III
  Growth Opportunities Portfolio of Lord Abbett      Service Class shares of the Delaware VIP Growth
                Series Fund, Inc.                     Opportunities Series of the Delaware VIP Trust
 Wells Fargo Advantage Opportunity Fund of Wells        Class B shares of the Small/Mid Cap Value
               Fargo Variable Trust                  Portfolio of AllianceBernstein Variable Products
                                                                    Series Fund, Inc.
 Small Cap Growth Portfolio of the Credit Suisse      Service Class shares of the Delaware VIP Trend
                      Trust                                  Series of the Delaware VIP Trust



     The proposed substitutions will not be carried out unless a majority of the outstanding interests invested in the Old Underlying Funds as of a to-be-specified record date approve the substitutions. We anticipate that, if SEC approval is granted, Contract Owner approval is obtained, and all of the systems needed to perform the substitutions are in place, We will effect the substitutions sometime during the fourth quarter of 2006. To the extent required by law, approvals of these proposed substitutions also will be obtained from the state insurance regulators in certain jurisdictions. Contract Owners invested in the Old Underlying Funds as of the record date will receive detailed information about the proposed substitutions.



     We propose to carry out the proposed substitutions by redeeming shares of the Old Underlying Funds and purchasing shares of the corresponding New Underlying Funds. Any Variable Cash Value that You have allocated to a Subaccount investing in the Old Underlying Fund(s) on the date of the substitutions will, in effect, be transferred to a Subaccount investing in the corresponding New Underlying Fund(s) without charge (including Surrender Charge). In addition, following the substitution, any allocations of Variable Cash Value to or from the Subaccounts investing in the Old Underlying Funds (for example, in connection with the dollar cost averaging program and the rebalancing program) will be allocations to or from the Subaccounts investing in the New Underlying Funds.



     Although We do not impose a charge for transfers or limit the number of transfers permitted each year, We may otherwise limit transfers in certain situations (such as market timing transfers). However, from May, 2006 through 30 days following the date of the proposed substitutions, You may make one transfer of Variable Cash Value from a Subaccount investing in the Old Underlying Fund(s) (before the substitutions) or the New Underlying Fund(s) (after the substitutions) to any other available Subaccount(s) without charge (including Surrender Charge) or limitation. In addition, We will not exercise any rights We may have under Your Contract to impose restrictions or charges on transfers until at least 30 days after the proposed substitutions occur.



     The New Underlying Funds are described in more detail in their current prospectuses. All Contract Owners have received or will receive a current prospectus for each New Underlying Fund prior to the substitutions. These prospectuses describe the New Underlying Funds' investment policies, risks, fees and expenses, and all other aspects of their operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW UNDERLYING FUND WILL ACHIEVE ITS STATED OBJECTIVES.



     CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS -- An investment adviser or a sub-adviser of an Underlying Fund (or its affiliates) may compensate Us and/or certain affiliates for administrative or other services provided with respect to the Underlying Funds. The amount of the compensation generally is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.



     SELECTION OF FUNDS -- We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or sub-adviser or an affiliate will compensate us or Our affiliates for providing certain administrative and other services, as described above. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium payments and/or transfers if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



     ADDITION, DELETION, OR SUBSTITUTION OF FUNDS -- We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.



     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

THE CONTRACT

CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."


     Unless otherwise provided by law, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.


     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT


     The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract was offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.


     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.


     Applications are to be sent to HMLIC's Home Office. If Your application is complete and has been received at Our Home Office, We will issue Your Contract. Any initial premium received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.



     Although We do not anticipate delays in Our receipt and processing of applications or premium payment, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.



CANCELING THE CONTRACT



     Subject to state insurance laws, You have the right to cancel the Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals or (2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PREMIUM PAYMENTS


     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually.



     ALLOCATION OF NET PREMIUM PAYMENTS -- All or part of the Net Premium Payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.



     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premium Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.



     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate

Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included.



                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------         --------   ------------
Davis Value Portfolio     09/05/00       11.55
Wilshire VIT Equity
  Fund -- Horace Mann
  Shares                  11/01/89       21.62
Fidelity VIP Growth &
  Income Portfolio SC 2   09/05/00       16.04
Fidelity VIP Index 500
  Portfolio SC 2          09/05/00      169.89
JPMorgan U.S. Large Cap
  Core Equity Portfolio   09/05/00       17.20
AllianceBernstein VPS
  Large Cap Growth
  Portfolio               09/05/00       40.86
Fidelity VIP Growth
  Portfolio SC 2          09/05/00       53.19
Wells Fargo Advantage VT
  Opportunity Fund(SM)    09/05/00       28.68
Dreyfus Investment
  Portfolio: MidCap
  Stock Portfolio --
  Service Shares          06/01/04       16.01
Fidelity VIP Mid Cap
  Portfolio SC 2          09/05/00       20.04
Delaware VIP Growth
  Opportunities
  Series -- Service
  Class                   06/01/04       14.31
Lord Abbett Series Fund
  Growth Opportunities
  Portfolio               06/01/04       12.08
Putnam VT Vista Fund (IB
  Shares)                 09/05/00       24.81
Wells Fargo Advantage VT
  Discovery Fund(SM)      09/05/00       36.15
Royce Capital Fund
  Small-Cap Portfolio     06/01/04        8.17
Goldman Sachs VIT
  Structured Small Cap
  Equity Fund             06/01/04       13.12
Credit Suisse Trust
  Small Cap Growth
  Portfolio               09/05/00       27.18
Delaware VIP Trend
  Series -- Service
  Class                   06/01/04       28.68
Wilshire VIT Small Cap
  Growth Fund -- Horace
  Mann Shares             03/10/97       10.00
Fidelity VIP Overseas
  Portfolio SC 2          09/05/00       23.33
Wilshire VIT
  International Equity
  Fund -- Horace Mann
  Shares                  03/10/97       10.00



                                     ACCUMULATION
       SUBACCOUNT           DATE      UNIT VALUE
       ----------         --------   ------------
Wilshire VIT Socially
  Responsible Fund --
  Horace Mann Shares      03/10/97       10.00
Fidelity VIP High Income
  Portfolio SC 2          09/05/00        9.92
Fidelity VIP Investment
  Grade Bond Portfolio
  SC 2                    09/05/00       12.03
Wilshire VIT Income
  Fund -- Horace Mann
  Shares                  11/01/89       13.32
Wilshire VIT Short-Term
  Investment Fund --
  Horace Mann Shares      11/01/89       11.20
Wilshire VIT Balanced
  Fund -- Horace Mann
  Shares                  11/01/89       16.51



     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:


     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period. Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section.



     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.



     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office unless a future date is requested.



     On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio



However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new transfers are allowed to the following
Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio



     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.



     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio



However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new dollar cost averaging programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio



If You are currently participating in the dollar cost averaging program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any dollar cost averaging program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.



     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio



However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, no new rebalancing programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio



If You are currently participating in the rebalancing program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any rebalancing program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:



     Wells Fargo Advantage VT Discovery Fund(SM)


     Wells Fargo Advantage VT Opportunity Fund(SM)


     Credit Suisse Trust Small Cap Growth Portfolio



However, as of May 1, 2006, the Wells Fargo Advantage VT Discovery Fund(SM) is again available for allocations and transfers under existing Contracts.



     On and after May 1, 2006, existing Contracts may not begin or increase allocations to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock   Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio



Any premium allocation that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     MARKET TIMING -- The Contracts and the Subaccounts are not designed for market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.



     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.


     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.



     If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.



     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.



     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We expect to be contractually obligated by the Underlying Funds to prohibit transfers by Contract Owners who are identified by an Underlying Fund as market timers, and to provide Contract Owner transaction data to the Underlying Funds.



     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- A Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to Horace Mann Life Insurance Company at HMLIC's Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted only if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile (FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other Information -- Forms Availability."



     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.



     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.



     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Withdrawal Charges shown in "Deductions and Expenses
 -- Withdrawal Charges."



     Withdrawal Charges are applied to surrenders and partial withdrawals based on the effective date of the contract and not on the date the premium payment is paid.



     The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a Withdrawal Charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.



     The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.



     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.



     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.



     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.


     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume.



SERVICES AND BENEFITS WE PROVIDE:



     -  the death benefit, and cash benefits under the Contracts


     -  investment options, including Net Premium allocations


     -  administration of elective options


     -  the distribution of reports to Contract Owners


     -  Annuity Payment options



COSTS AND EXPENSES WE INCUR:



     - costs associated with processing applications and with issuing and administering the Contracts


     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts


     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees



RISKS WE ASSUME:



     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct


     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     WITHDRAWAL CHARGES -- A Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawal Charges for Your Contract are:


                             Percentage of Amount
During Contract Year              Withdrawn
--------------------         --------------------
         1                            9%
         2                            8%
         3                            7%
         4                            6%
         5                            5%
         6                            4%
         7                            3%
         8                            2%
         9                            1%
     Thereafter                       0%


     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.


     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.


     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.


DEATH BENEFIT PROCEEDS


     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.



     If there have been no previous withdrawals or loans, then the death benefit is the greater of:


     1.  the Total Accumulation Value; or

     2.  the Net Premium paid to HMLIC.


     If withdrawals or loans have been taken, then the death benefit is the greater of:



     1.  the Total Accumulation Value remaining after the withdrawal(s) or



     2. the Net Premium paid to HMLIC, less the Net Premium attributable to withdrawals.



     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).



     All or part of the death benefit proceeds generally may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options," provided however, that such payment options must satisfy IRC Section 72(s). (See "Tax Consequences.") If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.


ANNUITY PAYMENTS


     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Premium Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 0, 10, 15 OR 20 YEARS -- These options guarantee Annuity Payments for the lifetime of the Annuitant. If a guaranteed period is selected (10, 15 or 20 years) and the Annuitant dies before the end of the period, Annuity Payments are guaranteed until the end of the period selected. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining guaranteed period payments will be paid in a single sum to the estate of the Contract Owner. Under the life payments guaranteed for 0 years option, it is possible that only one Annuity Payment may be made if the Annuitant's death occurred before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. The Contract Owner cannot make unscheduled withdrawals or change to another option after the first Annuity Payment has been made.


     If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

     JOINT AND SURVIVOR ANNUITY -- This option provides Annuity Payments based upon the age and sex of two Annuitants and upon the specific survivor option selected. The available survivor options are to pay during the lifetime of the survivor: (1) 50%; (2) 66 2/3%; or (3) 100% of the Annuity Payments paid or the number of Variable Annuity Units while both Annuitants were living. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected. The Annuity Payments cease after the last payment paid prior to the survivor's death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. The Contract Owner cannot make unscheduled withdrawals or change to another income option after the first Annuity Payment has been made.


     INCOME FOR FIXED PERIOD -- This option provides Annuity Payments for a fixed period not less than five years nor exceeding 30 years. Upon the Annuitant's death, the Contract Owner will be paid the remaining Annuity Payments due, if any. If neither the Contract Owner nor any beneficiaries are living at the time of the Annuitant's death, the present value, if any, of the remaining Annuity Payments will be paid in a lump sum to the estate of the Contract Owner. This option is available on a fixed payment basis only.


     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a. receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

     b.  elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.


     Contract value may be more or less than the amount of Net Premium Payments allocated to the Contract.



     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.



     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).


     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.


     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, Cohen & Steers VIF Realty Fund, Inc., T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate

Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     - The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined,
     - multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date,
     - plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.
     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES



     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.



     When You invest in an annuity contract, You usually do not pay taxes on Your investment gains until You withdraw the money -- generally for retirement purposes. If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your Contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.



TAXATION OF NON-QUALIFIED CONTRACTS



     NON-NATURAL PERSON -- If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.



     The following discussion generally applies to Contracts owned by natural persons.



     WITHDRAWALS -- When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.



     PENALTY TAX ON CERTAIN WITHDRAWALS -- In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:



     -  made on or after the taxpayer reaches age 59 1/2


     -  made on or after the death of a Contract Owner;


     -  attributable to the taxpayer becoming disabled; or


     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.



     ANNUITY PAYMENTS -- Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow You to recover Your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     TAXATION OF DEATH BENEFIT PROCEEDS -- Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



     REQUIRED DISTRIBUTIONS -- Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.



     The Non-Qualified Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



     OWNER CONTROL -- In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets.



     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.



     WITHHOLDING -- Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS -- All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



     FURTHER INFORMATION -- We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption.



FEDERAL ESTATE TAXES



     While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



     Under certain circumstances, the Internal Revenue Code (the "Code") may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



     The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



FOREIGN TAX CREDITS



     We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.



SEPARATE ACCOUNT


     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.


VOTING RIGHTS


     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting. As long as such action is required by law, shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received, and any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION


     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.


     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).


ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                       PAGE
-----                                       ----
General Information and History              1
Tax Status of the Contracts                  1
Underwriter                                  2
Independent Registered Public Accounting
  Firm                                       2
Financial Statements                         2



     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


------- Statement of Additional Information dated May 1, 2006 for the Separate Account


Please mail the above document to:

-----------------------------------------------------------
(Name)

-----------------------------------------------------------
(Address)

-----------------------------------------------------------
(City/State/Zip)

PROSPECTUS

QUALIFIED VARIABLE DEFERRED ANNUITY
CONTRACTS

VARIABLE SOLUTIONS II AND MAXIMUM
SOLUTIONS II

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


MAY 1, 2006

QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACTS FOR INDIVIDUALS

     This prospectus offers Variable, qualified annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company ("HMLIC") as flexible premium Contracts. They are issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC"). Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund


LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire Target Large Company Value Portfolio (Investment Class)


          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Core


          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(2)


     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


          Wilshire Target Large Company Growth Portfolio (Investment Class)


MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Ariel Appreciation Fund(R)(1)


     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(2)


          Fidelity VIP Mid Cap Portfolio SC 2


          Rainier Small/Mid Cap Equity Portfolio


     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolios(2)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)


SMALL COMPANY STOCK FUNDS


     Small Value


          Ariel Fund(R)(1)


          Royce Capital Fund Small-Cap Portfolio


          Wilshire Target Small Company Value Portfolio (Investment Class)


     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


          Neuberger Berman Genesis Fund -- Advisor Class


     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Delaware VIP Trend Series -- Service Class


          Wilshire Target Small Company Growth Portfolio (Investment Class)(2)


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares


INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares


SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares


REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.


BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares


BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares


MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio

(1)  These Funds are not available as an investment option for a 457(b)
     Contract.



(2) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Contract Owners of Contracts issued before May 1, 2006, may not begin or increase premium payments or make new transfers to the following Subaccounts. Moreover, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio


       Wilshire Target Small Company Growth Portfolio (Investment Class)



     Trademarks used in this document are owned by and used with the permission of the appropriate company.



     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2006. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 43 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
      BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
                           PRINCIPAL AMOUNT INVESTED.


                  The date of this prospectus is May 1, 2006.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                          PAGE
                                                                          ----
DEFINITIONS                                                                    4
SUMMARY                                                                        5
FEE TABLES AND EXAMPLE                                                         8
CONDENSED FINANCIAL INFORMATION                                               10
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
  UNDERLYING FUNDS                                                            20
  Horace Mann Life Insurance Company                                          20
  The Separate Account                                                        20
  The Underlying Funds                                                        20
THE CONTRACTS                                                                 29
  Contract Owners' Rights                                                     29
  Purchasing the Contract                                                     29
  Premium Payments                                                            29
    Amount and Frequency of Premium Payments                                  29
    Allocation of Net Premium Payments                                        29
    Accumulation Units and Accumulation Unit Value                            29
  Transactions                                                                31
    Transfers                                                                 31
    Dollar Cost Averaging                                                     31
    Rebalancing                                                               32
    Changes to Premium Allocations                                            32
    Market Timing                                                             32
    Surrender or Withdrawal Before Commencement of Annuity Period             33
    Payments We Make                                                          34
    Confirmations                                                             34
  Deductions and Expenses                                                     34
    Annual Maintenance Fee                                                    34
    Mortality and Expense Risk Fee                                            35
    Surrender Charges                                                         35
    Operating Expenses of the Underlying Funds                                35
    Premium Taxes                                                             35
  Death Benefit Proceeds                                                      35
  Annuity Payments                                                            35
  Annuity Payment Options                                                     35
  Amount of Fixed and Variable Annuity Payments                               36
  Misstatement of Age or Sex                                                  37
  Modification of the Contract                                                37
  Individual Product Information                                              37
TAX CONSEQUENCES                                                              39
  Other Considerations                                                        39
  Separate Account                                                            39
  Owner Control                                                               39
  Transfers, Assignments, or Exchanges of a Contract                          39
  Contract Owners                                                             39
    Contribution Limitations and General Requirements Applicable to
      Qualified Plans                                                         39
    Taxation of Contract Benefits                                             41
    Additional Taxes                                                          41
VOTING RIGHTS                                                                 42
OTHER INFORMATION                                                             42
ADDITIONAL INFORMATION                                                        43


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under a Contract.


     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.


     ANNUITY DATE: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

     In addition, Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."


     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.


     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: The individual flexible premium deferred Variable annuity contracts this prospectus offers.



     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.



     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.


     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.


     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.



     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.


     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.


     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: Internal Revenue Code ("IRC") Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) simple retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.


     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.


     SURRENDER CHARGE: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.


     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.


     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

SUMMARY
--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). Further information can be found elsewhere in this prospectus, in the Separate Account Statement of Additional Information and in the Contracts. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?


     Individuals may purchase the Variable flexible premium annuity. The Contracts are designed for individuals seeking long-term tax-deferred accumulation of funds. The Contracts offered by this prospectus are Qualified Plans. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.


     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund



LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire Target Large Company Value Portfolio (Investment Class)


          Wilshire VIT Equity Fund -- Horace Mann Shares



     Large Core


          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(2)



     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


          Wilshire Target Large Company Growth Portfolio (Investment Class)



MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


          Ariel Appreciation Fund(R)(1)



     Mid Core


          Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service
            Shares(2)


          Fidelity VIP Mid Cap Portfolio SC 2


          Rainier Small/Mid Cap Equity Portfolio



     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(2)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)



SMALL COMPANY STOCK FUNDS


     Small Value


          Ariel Fund(R)(1)


          Royce Capital Fund Small-Cap Portfolio


          Wilshire Target Small Company Value Portfolio (Investment Class)

     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


          Neuberger Berman Genesis Fund -- Advisor Class



     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Delaware VIP Trend Series -- Service Class


          Wilshire Target Small Company Growth Portfolio (Investment Class)(2)


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares



INTERNATIONAL STOCK FUNDS


     Fidelity VIP Overseas Portfolio SC 2


     Wilshire VIT International Equity Fund -- Horace Mann Shares



SPECIALTY


     Wilshire VIT Socially Responsible Fund -- Horace Mann Shares



REAL ESTATE


     Cohen & Steers VIF Realty Fund, Inc.



BOND FUNDS


     Fidelity VIP High Income Portfolio SC 2


     Fidelity VIP Investment Grade Bond Portfolio SC 2


     Wilshire VIT Income Fund -- Horace Mann Shares


     Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares



BALANCED FUND


     Wilshire VIT Balanced Fund -- Horace Mann Shares



MONEY MARKET


     T. Rowe Price Prime Reserve Portfolio



(1)  These Funds are not available as an investment option for a 457(b)
     Contract.



(2) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Contract Owners of Contracts issued before May 1, 2006, may not begin or increase premium payments or make new transfers to the following Subaccounts. Moreover, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



        JPMorgan U.S. Large Cap Core Equity Portfolio


        Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


        Lord Abbett Series Fund Growth Opportunities Portfolio


        Wilshire Target Small Company Growth Portfolio (Investment Class)



     (b) Fixed Account -- You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)


WHEN CAN I TRANSFER BETWEEN ACCOUNTS?


     At any time before the Contract's Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The
Contract -- Transactions -- Transfers."


MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?


     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.


WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.


     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the "Individual Product Information" section for the mortality and expense risk fee of Your product.


     Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee.


     We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     The IRC provides penalties for premature distributions under various retirement plans. Values may not be withdrawn from Section 403(b) or Section 457(b) Contracts except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?


     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.


WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?


     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.



     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

FEE TABLES AND EXAMPLE

--------------------------------------------------------------------------------


     The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If You are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.



CONTRACT OWNER TRANSACTION EXPENSES:(1)


                                                                VARIABLE       MAXIMUM
                                                              SOLUTIONS II   SOLUTIONS II
                                                              (IC-450000)    (IC-451000)
                                                              ------------   ------------
Surrender Fees(2) (as a percentage of amount surrendered, if
  applicable)                                                      8%             7%


     We guarantee that the aggregate surrender fee charged will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."



     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



                                                                VARIABLE       MAXIMUM
                                                              SOLUTIONS II   SOLUTIONS II
                                                              (IC-450000)    (IC-451000)
                                                              ------------   ------------
Annual Contract Fee(3)                                           $  25          $   0
Separate Account Annual Expenses (as a percentage of average
  Variable Cash Value)
     Mortality and Expense Risk Fees                              1.25%          0.95%
Total Separate Account Annual Expenses                            1.25%          0.95%



     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2005. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(4)            LOWEST   HIGHEST
--------------------------------------------------            ------   -------
(expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service
  (12b-1) fees and other expenses)                            0.35%     2.36%
                                                              ======   =======



()(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range between 0% and 3.5%.



()(2) The Surrender Charge declines to zero over time -- after 9 years for the Variable Solutions II Contract and after 7 years for the Maximum Solutions II Contract.



CONTRACT YEAR                         SURRENDER CHARGE %
               VARIABLE SOLUTIONS II (9 YEARS)   MAXIMUM SOLUTIONS II (7 YEARS)
               -------------------------------   ------------------------------
      1                     8.0%                              7.0%
      2                     7.5%                              6.0%
      3                     7.0%                              5.0%
      4                     6.0%                              4.0%
      5                     5.0%                              3.0%
      6                     4.0%                              2.0%
      7                     3.0%                              1.0%
      8                     2.0%                              0.0%
      9                     1.0%
 Thereafter                 0.0%



()(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.



(4) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses may be greater or less than those shown.

EXAMPLE


     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable surrender charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2005. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


VARIABLE SOLUTIONS II (IC-450000)


     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,196   $1,893    $2,497     $4,041
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $385    $1,167    $1,966     $4,041
======   =======   =======   ========


MAXIMUM SOLUTIONS II (IC-451000)



     If You surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,042   $1,534    $2,036     $3,569
======   =======   =======   ========


     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,009    $1,710     $3,569
======   =======   =======   ========

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced
Fund -- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth
Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series -- Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series -- Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



     Check the "Individual Product Information" section for the "M&E Fee" on your Contract, and then select the appropriate table below.



1.25 M & E



                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO                    12/31/2005      $ 23.10            $ 26.20                886,468
                                      12/31/2004        21.58              23.10                778,032
                                      12/31/2003        17.71              21.58                647,349
                                      12/31/2002        25.94              17.71                499,185
                                      12/31/2001        31.81              25.94                344,424
                                      12/31/2000        40.86*             31.81                127,242
ARIEL FUND(1)                         12/31/2005      $ 54.37            $ 54.19                533,763
                                      12/31/2004        45.13              54.37                449,239
                                      12/31/2003        35.69              45.13                346,642
                                      12/31/2002        38.11              35.69                236,427
                                      12/31/2001        34.63*             38.11                 61,005
ARIEL APPRECIATION FUND(1)            12/31/2005      $ 47.99            $ 48.77                894,108
                                      12/31/2004        42.96              47.99                744,074
                                      12/31/2003        33.20              42.96                565,684
                                      12/31/2002        37.51              33.20                380,634
                                      12/31/2001        34.01*             37.51                105,004
DAVIS VALUE PORTFOLIO                 12/31/2005      $ 11.52            $ 12.45                658,602
                                      12/31/2004        10.39              11.52                569,355
                                      12/31/2003         8.10              10.39                455,070
                                      12/31/2002         9.80               8.10                364,544
                                      12/31/2001        11.08               9.80                321,139
                                      12/31/2000        11.55*             11.08                132,825
DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES SERVICE CLASS                12/31/2005      $ 15.70            $ 17.24                 29,062
                                      12/31/2004        14.31*             15.70                 11,013

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
DELAWARE VIP TREND SERIES SERVICE
  CLASS                               12/31/2005      $ 30.25            $ 31.56                  8,908
                                      12/31/2004        28.68*             30.25                  1,560
DREYFUS INVESTMENT PORTFOLIO MIDCAP
  STOCK PORTFOLIO SERVICE SHARES(2)   12/31/2005      $ 17.90            $ 19.25                 30,905
                                      12/31/2004        16.01*             17.90                  8,834
FIDELITY VIP GROWTH PORTFOLIO SC 2    12/31/2005      $ 32.37            $ 33.72              1,031,956
                                      12/31/2004        31.78              32.37                924,998
                                      12/31/2003        24.28              31.78                735,345
                                      12/31/2002        35.27              24.28                568,965
                                      12/31/2001        43.48              35.27                390,031
                                      12/31/2000        53.19*             43.48                161,281
FIDELITY VIP GROWTH & INCOME
  PORTFOLIO SC 2                      12/31/2005      $ 14.25            $ 15.12                821,349
                                      12/31/2004        13.68              14.25                683,112
                                      12/31/2003        11.22              13.68                484,327
                                      12/31/2002        13.66              11.22                323,437
                                      12/31/2001        15.20              13.66                211,580
                                      12/31/2000        16.04*             15.20                 54,943
FIDELITY VIP HIGH INCOME PORTFOLIO
  SC 2                                12/31/2005      $  9.77            $  9.87                321,144
                                      12/31/2004         9.04               9.77                218,819
                                      12/31/2003         7.23               9.04                156,838
                                      12/31/2002         7.08               7.23                 83,910
                                      12/31/2001         8.15               7.08                 52,829
                                      12/31/2000         9.92*              8.15                 31,556
FIDELITY VIP INDEX 500 PORTFOLIO SC
  2                                   12/31/2005      $136.18            $140.61                313,854
                                      12/31/2004       124.96             136.18                262,595
                                      12/31/2003        98.76             124.96                201,115
                                      12/31/2002       128.98              98.76                143,919
                                      12/31/2001       148.95             128.98                 89,888
                                      12/31/2000       169.89*            148.95                 34,085
FIDELITY VIP INVESTMENT GRADE BOND
  PORTFOLIO SC 2                      12/31/2005      $ 15.52            $ 15.62              1,007,448
                                      12/31/2004        15.09              15.52                857,504
                                      12/31/2003        14.56              15.09                765,200
                                      12/31/2002        13.39              14.56                578,933
                                      12/31/2001        12.54              13.39                240,969
                                      12/31/2000        12.03*             12.54                 21,897
FIDELITY VIP MID CAP PORTFOLIO SC 2   12/31/2005      $ 28.84            $ 33.61              1,057,318
                                      12/31/2004        23.42              28.84                909,123
                                      12/31/2003        17.15              23.42                765,087
                                      12/31/2002        19.30              17.15                644,149
                                      12/31/2001        20.25              19.30                529,851
                                      12/31/2000        20.04*             20.25                233,156
FIDELITY VIP OVERSEAS PORTFOLIO SC
  2                                   12/31/2005      $ 19.25            $ 22.58                774,482
                                      12/31/2004        17.20              19.25                604,561
                                      12/31/2003        12.17              17.20                407,324
                                      12/31/2002        15.50              12.17                293,133
                                      12/31/2001        19.91              15.50                200,060
                                      12/31/2000        23.33*             19.91                 71,864

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
GOLDMAN SACHS VIT STRUCTURED SMALL
  CAP EQUITY FUND                     12/31/2005      $ 15.00            $ 15.72                 57,784
                                      12/31/2004        13.12*             15.00                 16,830
JP MORGAN U.S. LARGE CAP CORE
  EQUITY PORTFOLIO(2)                 12/31/2005      $ 13.21            $ 13.22              1,238,265
                                      12/31/2004        12.21              13.21              1,071,858
                                      12/31/2003         9.65              12.21                859,650
                                      12/31/2002        12.97               9.65                644,912
                                      12/31/2001        14.90              12.97                410,417
                                      12/31/2000        17.20*             14.90                125,348
LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES PORTFOLIO(2)          12/31/2005      $ 13.21            $ 13.65                 73,028
                                      12/31/2004        12.08*             13.21                 21,837
NEUBERGER BERMAN GENESIS FUND         12/31/2005      $ 27.76            $ 31.80                738,382
                                      12/31/2004        23.74              27.76                592,938
                                      12/31/2003        18.30              23.74                472,551
                                      12/31/2002        19.14              18.30                369,727
                                      12/31/2001        17.35              19.14                204,094
                                      12/31/2000        15.88*             17.35                 15,000
PUTNAM VT VISTA FUND (IB SHARES)      12/31/2005      $ 13.53            $ 14.99                437,342
                                      12/31/2004        11.55              13.53                417,950
                                      12/31/2003         8.78              11.55                405,260
                                      12/31/2002        12.82               8.78                354,292
                                      12/31/2001        19.52              12.82                312,576
                                      12/31/2000        24.81*             19.52                149,430
RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO                           12/31/2005      $ 34.93            $ 40.54                339,335
                                      12/31/2004        30.13              34.93                278,917
                                      12/31/2003        20.86              30.13                230,482
                                      12/31/2002        26.41              20.86                182,294
                                      12/31/2001        27.84              26.41                129,167
                                      12/31/2000        30.31*             27.84                 52,763
ROYCE CAPITAL FUND SMALL-CAP
  PORTFOLIO                           12/31/2005      $  9.41            $ 10.09                244,500
                                      12/31/2004         8.17*              9.41                 85,206
WELLS FARGO ADVANTAGE VT DISCOVERY
  FUND(SM) (FORMERLY STRONG MID CAP
  GROWTH FUND II)                     12/31/2005      $ 16.94*           $ 14.21                571,068
                                      12/31/2004        14.39              16.94                455,021
                                      12/31/2003        10.86              14.39                424,282
                                      12/31/2002        17.61              10.86                351,842
                                      12/31/2001        25.76              17.61                264,967
                                      12/31/2000        36.15*             25.76                130,119
DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT                12/31/2005      $  9.92            $ 10.34                886,643
                                      12/31/2004         9.03               9.92                687,189
                                      12/31/2003         7.06               9.03                472,140
                                      12/31/2002         9.07               7.06                317,084
                                      12/31/2001        10.38               9.07                184,599
                                      12/31/2000        12.16*             10.38                 36,476

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
WILSHIRE TARGET LARGE CO. GROWTH
  PORTFOLIO INVESTMENT                12/31/2005      $ 30.67            $ 32.86                360,477
                                      12/31/2004        29.11              30.67                284,345
                                      12/31/2003        23.31              29.11                204,673
                                      12/31/2002        30.17              23.31                142,169
                                      12/31/2001        36.63              30.17                 84,544
                                      12/31/2000        45.85*             36.63                 15,529
WILSHIRE TARGET LARGE CO. VALUE
  PORTFOLIO INVESTMENT                12/31/2005      $ 24.09            $ 25.99                834,983
                                      12/31/2004        21.60              24.09                686,425
                                      12/31/2003        17.02              21.60                576,488
                                      12/31/2002        20.82              17.02                443,150
                                      12/31/2001        21.34              20.82                253,308
                                      12/31/2000        20.06*             21.34                 23,157
WILSHIRE TARGET SMALL CO. GROWTH
  PORTFOLIO INVESTMENT(2)             12/31/2005      $ 20.20            $ 20.67                143,219
                                      12/31/2004        17.47              20.20                112,451
                                      12/31/2003        12.91              17.47                 84,432
                                      12/31/2002        15.19              12.91                 58,508
                                      12/31/2001        15.87              15.19                 25,816
                                      12/31/2000        17.80*             15.87                  7,467
WILSHIRE TARGET SMALL CO. VALUE
  PORTFOLIO INVESTMENT                12/31/2005      $ 23.32            $ 24.54                142,596
                                      12/31/2004        19.44              23.32                129,769
                                      12/31/2003        14.43              19.44                114,100
                                      12/31/2002        15.88              14.43                111,169
                                      12/31/2001        13.72              15.88                 77,121
                                      12/31/2000        12.34*             13.72                  5,681
WILSHIRE VIT BALANCED
  FUND -- HORACE MANN SHARES          12/31/2005      $ 19.87            $ 20.46             12,018,094
                                      12/31/2004        18.59              19.87             13,033,346
                                      12/31/2003        15.74              18.59             13,967,082
                                      12/31/2002        17.38              15.74             14,684,684
                                      12/31/2001        17.42              17.38             16,148,759
                                      12/31/2000        17.27              17.42             17,434,293
                                      12/31/1999        18.90              17.27             22,591,194
                                      12/31/1998        19.82              18.90             21,781,222
                                      12/31/1997        18.94              19.82             18,709,483
                                      12/31/1996        18.00              18.94             15,151,785
WILSHIRE VIT EQUITY FUND -- HORACE
  MANN SHARES                         12/31/2005      $ 21.47            $ 22.45             12,143,394
                                      12/31/2004        19.74              21.47             13,354,870
                                      12/31/2003        15.67              19.74             14,334,218
                                      12/31/2002        19.69              15.67             15,070,307
                                      12/31/2001        20.82              19.69             16,474,940
                                      12/31/2000        21.92              20.82             17,693,804
                                      12/31/1999        24.34              21.92             22,490,546
                                      12/31/1998        25.66              24.34             22,401,337
                                      12/31/1997        23.76              25.66             18,317,985
                                      12/31/1996        21.66              23.76             13,503,527

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                                    BEGINNING OF      VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
WILSHIRE VIT INCOME FUND -- HORACE
  MANN SHARES                         12/31/2005      $ 16.91            $ 17.03              1,260,463
                                      12/31/2004        16.32              16.91              1,201,525
                                      12/31/2003        15.39              16.32              1,128,161
                                      12/31/2002        14.27              15.39              1,105,681
                                      12/31/2001        13.27              14.27                896,686
                                      12/31/2000        12.24              13.27                806,285
                                      12/31/1999        13.24              12.24              1,032,770
                                      12/31/1998        13.00              13.24              1,006,166
                                      12/31/1997        12.69              13.00                718,041
                                      12/31/1996        13.03              12.69                817,803
WILSHIRE VIT INTERNATIONAL EQUITY
  FUND -- HORACE MANN SHARES          12/31/2005      $ 11.67            $ 12.69              2,985,537
                                      12/31/2004        10.68              11.67              3,034,963
                                      12/31/2003         8.16              10.68              3,018,220
                                      12/31/2002        10.46               8.16              2,911,478
                                      12/31/2001        14.39              10.46              2,877,968
                                      12/31/2000        17.52              14.39              2,621,364
                                      12/31/1999        12.13              17.52              1,298,573
                                      12/31/1998        10.27              12.13                758,622
                                      12/31/1997        10.00*             10.27                451,401
WILSHIRE VIT SHORT-TERM INVESTMENT
  FUND -- HORACE MANN SHARES          12/31/2005      $ 10.84            $ 10.98                233,981
                                      12/31/2004        10.85              10.84                248,645
                                      12/31/2003        10.87              10.85                400,991
                                      12/31/2002        10.82              10.87                351,839
                                      12/31/2001        10.42              10.82                209,583
                                      12/31/2000         9.89              10.42                174,299
                                      12/31/1999         9.98               9.89                143,624
                                      12/31/1998         9.99               9.98                125,460
                                      12/31/1997        10.03               9.99                114,103
                                      12/31/1996        10.00              10.03                112,004
WILSHIRE VIT SMALL CAP GROWTH
  FUND -- HORACE MANN SHARES          12/31/2005      $ 11.88            $ 12.17              3,884,610
                                      12/31/2004        11.52              11.88              4,241,664
                                      12/31/2003         7.33              11.52              4,454,821
                                      12/31/2002        12.16               7.33              4,309,422
                                      12/31/2001        17.54              12.16              4,343,366
                                      12/31/2000        19.76              17.54              4,245,836
                                      12/31/1999        12.38              19.76              2,731,955
                                      12/31/1998        11.70              12.38              2,063,019
                                      12/31/1997        10.00*             11.70              1,219,124
WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND -- HORACE MANN SHARES          12/31/2005      $ 16.61            $ 17.25              4,346,986
                                      12/31/2004        14.85              16.61              4,566,563
                                      12/31/2003        11.70              14.85              4,696,964
                                      12/31/2002        13.70              11.70              4,762,269
                                      12/31/2001        14.96              13.70              4,931,921
                                      12/31/2000        13.81              14.96              4,744,087
                                      12/31/1999        12.99              13.81              4,001,791
                                      12/31/1998        12.10              12.99              2,513,258
                                      12/31/1997        10.00*             12.10                692,571

..95 M & E



                                                                                            ACCUMULATION
                                                    ACCUMULATION      ACCUMULATION             UNITS
                                                     UNIT VALUE        UNIT VALUE           OUTSTANDING
                                                    BEGINNING OF         END OF                END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO                    12/31/2005      $ 23.28            $ 26.48                 53,264
                                      12/31/2004        21.69              23.28                 40,081
                                      12/31/2003        17.75              21.69                 29,049
                                      12/31/2002        25.91              17.75                 23,199
                                      12/31/2001        31.75              25.91                 12,501
                                      12/31/2000        40.89*             31.75                      7
ARIEL FUND(1)                         12/31/2005      $ 54.94            $ 54.92                 41,472
                                      12/31/2004        45.47              54.94                 36,450
                                      12/31/2003        35.85              45.47                 29,904
                                      12/31/2002        38.17              35.85                 18,763
                                      12/31/2001        34.63*             38.17                  4,458
ARIEL APPRECIATION FUND(1)            12/31/2005      $ 48.48            $ 49.43                 65,006
                                      12/31/2004        43.27              48.48                 52,986
                                      12/31/2003        33.35              43.27                 44,994
                                      12/31/2002        37.56              33.35                 29,898
                                      12/31/2001        34.01*             37.56                 10,787
DAVIS VALUE PORTFOLIO                 12/31/2005      $ 11.77            $ 12.76                 56,528
                                      12/31/2004        10.57              11.77                 42,859
                                      12/31/2003         8.23              10.57                 31,038
                                      12/31/2002         9.92               8.23                 20,359
                                      12/31/2001        11.18               9.92                 11,198
                                      12/31/2000        11.55*             11.18                     19
DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES SERVICE CLASS                12/31/2005      $ 15.72            $ 17.32                  2,905
                                      12/31/2004        14.31*             15.72                     51
DELAWARE VIP TREND SERIES SERVICE
  CLASS                               12/31/2005      $ 30.31            $ 31.71                  3,183
                                      12/31/2004        28.67*             30.31                    715
DREYFUS INVESTMENT PORTFOLIO:         12/31/2005      $ 17.93            $ 19.35                  3,119
MIDCAP STOCK PORTFOLIO SERVICE
  SHARES(2)                           12/31/2004      $ 16.01*           $ 17.93                    742
FIDELITY VIP GROWTH PORTFOLIO SC 2    12/31/2005      $ 32.69            $ 34.16                 58,033
                                      12/31/2004        32.00              32.69                 48,757
                                      12/31/2003        24.37              32.00                 35,305
                                      12/31/2002        35.30              24.37                 26,663
                                      12/31/2001        43.47              35.30                 13,526
                                      12/31/2000        53.21*             43.47                    281
FIDELITY VIP GROWTH & INCOME
  PORTFOLIO SC 2                      12/31/2005      $ 14.43            $ 15.35                 75,258
                                      12/31/2004        13.80              14.43                 70,814
                                      12/31/2003        11.29              13.80                 46,875
                                      12/31/2002        13.71              11.29                 29,768
                                      12/31/2001        15.21              13.71                 14,848
                                      12/31/2000        16.05*             15.21                     13

                                                                                            ACCUMULATION
                                                    ACCUMULATION      ACCUMULATION             UNITS
                                                     UNIT VALUE        UNIT VALUE           OUTSTANDING
                                                    BEGINNING OF         END OF                END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
FIDELITY VIP HIGH INCOME PORTFOLIO
  SC 2                                12/31/2005      $  9.93            $ 10.07                 53,858
                                      12/31/2004         9.17               9.93                 37,187
                                      12/31/2003         7.30               9.17                 20,271
                                      12/31/2002         7.13               7.30                  6,238
                                      12/31/2001         8.16               7.13                  4,470
                                      12/31/2000         9.93*              8.16                     20
FIDELITY VIP INDEX 500 PORTFOLIO SC
  2                                   12/31/2005      $133.70            $138.47                 20,081
                                      12/31/2004       122.32             133.70                 14,943
                                      12/31/2003        96.39             122.32                  9,918
                                      12/31/2002       125.50              96.39                  7,204
                                      12/31/2001       148.04             125.50                  3,528
                                      12/31/2000       169.94*            148.04                    157
FIDELITY VIP INVESTMENT GRADE BOND
  PORTFOLIO SC 2                      12/31/2005      $ 15.67            $ 15.82                150,226
                                      12/31/2004        15.19              15.67                117,712
                                      12/31/2003        14.61              15.19                156,734
                                      12/31/2002        13.40              14.61                 98,191
                                      12/31/2001        12.53              13.40                 42,626
                                      12/31/2000        12.03*             12.53                     17
FIDELITY VIP MID CAP PORTFOLIO SC 2   12/31/2005      $ 29.19            $ 34.12                 65,985
                                      12/31/2004        23.64              29.19                 44,701
                                      12/31/2003        17.26              23.64                 32,778
                                      12/31/2002        19.36              17.26                 29,139
                                      12/31/2001        20.26              19.36                 20,979
                                      12/31/2000        20.05*             20.26                  1,213
FIDELITY VIP OVERSEAS PORTFOLIO SC
  2                                   12/31/2005      $ 19.50            $ 22.95                 60,211
                                      12/31/2004        17.38              19.50                 38,468
                                      12/31/2003        12.26              17.38                 22,585
                                      12/31/2002        15.56              12.26                 15,209
                                      12/31/2001        19.93              15.56                  9,673
                                      12/31/2000        23.34*             19.93                    572
GOLDMAN SACHS VIT STRUCTURED SMALL
  CAP EQUITY FUND                     12/31/2005      $ 15.03            $ 15.79                  3,497
                                      12/31/2004        13.12*             15.03                    593
JP MORGAN U.S. LARGE CAP CORE
  EQUITY PORTFOLIO(2)                 12/31/2005      $ 13.39            $ 13.44                107,192
                                      12/31/2004        12.35              13.39                 71,779
                                      12/31/2003         9.72              12.35                 55,608
                                      12/31/2002        13.02               9.72                 45,143
                                      12/31/2001        14.93              13.02                 20,830
                                      12/31/2000        17.21*             14.93                     13
LORD ABBETT SERIES FUND               12/31/2005      $ 13.23            $ 13.72                  9,405
GROWTH OPPORTUNITIES PORTFOLIO(2)     12/31/2004      $ 12.08*           $ 13.23                    578

                                                                                            ACCUMULATION
                                                    ACCUMULATION      ACCUMULATION             UNITS
                                                     UNIT VALUE        UNIT VALUE           OUTSTANDING
                                                    BEGINNING OF         END OF                END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
NEUBERGER BERMAN GENESIS FUND         12/31/2005      $ 27.90            $ 32.06                 58,628
                                      12/31/2004        23.79              27.90                 48,790
                                      12/31/2003        18.28              23.79                 40,775
                                      12/31/2002        19.07              18.28                 40,191
                                      12/31/2001        17.34              19.07                 24,204
                                      12/31/2000        15.89*             17.34                     13
PUTNAM VT VISTA FUND (IB SHARES)      12/31/2005      $ 13.71            $ 15.23                 31,830
                                      12/31/2004        11.67              13.71                 30,018
                                      12/31/2003         8.84              11.67                 26,032
                                      12/31/2002        12.87               8.84                 20,926
                                      12/31/2001        19.54              12.87                 13,012
                                      12/31/2000        24.83*             19.54                     25
RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO                           12/31/2005      $ 35.36            $ 41.16                 29,713
                                      12/31/2004        30.41              35.36                 23,948
                                      12/31/2003        20.99              30.41                 16,316
                                      12/31/2002        26.50              20.99                 11,865
                                      12/31/2001        27.84              26.50                  6,305
                                      12/31/2000        30.33*             27.84                    135
ROYCE CAPITAL FUND SMALL-CAP
  PORTFOLIO                           12/31/2005      $  9.43            $ 10.14                 34,787
                                      12/31/2004         8.17*              9.43                  8,074
T. ROWE PRICE SMALL-CAP STOCK FUND
  ADVISOR CLASS(2)                    12/31/2005      $ 36.37            $ 39.00                 21,660
                                      12/31/2004        30.99              36.37                 22,457
                                      12/31/2003        23.69              30.99                 17,900
                                      12/31/2002        27.95              23.69                 15,968
                                      12/31/2001        26.54              27.95                  8,412
                                      12/31/2000        26.97*             26.54                      8
T. ROWE PRICE SMALL-CAP VALUE FUND
  ADVISOR CLASS(2)                    12/31/2005      $ 41.26            $ 44.37                 15,628
                                      12/31/2004        33.20              41.26                 17,451
                                      12/31/2003        24.60              33.20                 17,135
                                      12/31/2002        25.35              24.60                 11,089
                                      12/31/2001        21.02              25.35                  6,115
                                      12/31/2000        20.49*             21.02                     10
WELLS FARGO ADVANTAGE VT DISCOVERY
  FUND(SM) (FORMERLY STRONG MID CAP
  GROWTH FUND II)                     12/31/2005      $ 17.10*           $ 14.25                 24,096
                                      12/31/2004        14.49              17.10                 20,742
                                      12/31/2003        10.90              14.49                 16,205
                                      12/31/2002        17.62              10.90                 16,672
                                      12/31/2001        25.78              17.62                 11,330
                                      12/31/2000        36.17              25.78                    465
DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT                12/31/2005      $ 10.10            $ 10.57                137,378
                                      12/31/2004         9.17              10.10                100,788
                                      12/31/2003         7.14               9.17                 68,856
                                      12/31/2002         9.17               7.14                 48,780
                                      12/31/2001        10.46               9.17                 29,246
                                      12/31/2000        12.16*             10.46                     30

                                                                                            ACCUMULATION
                                                    ACCUMULATION      ACCUMULATION             UNITS
                                                     UNIT VALUE        UNIT VALUE           OUTSTANDING
                                                    BEGINNING OF         END OF                END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
WILSHIRE TARGET LARGE CO. GROWTH
  PORTFOLIO INVESTMENT                12/31/2005      $ 31.03            $ 33.33                 47,350
                                      12/31/2004        29.35              31.03                 39,972
                                      12/31/2003        23.43              29.35                 23,340
                                      12/31/2002        30.24              23.43                 18,111
                                      12/31/2001        36.60              30.24                 14,979
                                      12/31/2000        45.86*             36.60                     10
WILSHIRE TARGET LARGE CO. VALUE
  PORTFOLIO INVESTMENT                12/31/2005      $ 24.38            $ 26.38                 64,549
                                      12/31/2004        21.80              24.38                 42,668
                                      12/31/2003        17.12              21.80                 35,162
                                      12/31/2002        20.89              17.12                 29,030
                                      12/31/2001        21.34              20.89                 12,739
                                      12/31/2000        20.06*             21.34                     14
WILSHIRE TARGET SMALL CO. GROWTH
  PORTFOLIO INVESTMENT(2)             12/31/2005      $ 21.02            $ 21.58                 15,551
                                      12/31/2004        18.13              21.02                  8,713
                                      12/31/2003        13.36              18.13                  7,681
                                      12/31/2002        15.67              13.36                  6,832
                                      12/31/2001        16.30              15.67                  2,303
                                      12/31/2000        17.80*             16.30                     12
WILSHIRE TARGET SMALL CO. VALUE
  PORTFOLIO INVESTMENT                12/31/2005      $ 23.52            $ 24.83                 10,605
                                      12/31/2004        19.55              23.52                  9,258
                                      12/31/2003        14.47              19.55                  7,966
                                      12/31/2002        15.88              14.47                  3,884
                                      12/31/2001        13.70              15.88                  2,710
                                      12/31/2000        12.34*             13.70                     16
WILSHIRE VIT BALANCED
  FUND -- HORACE MANN SHARES          12/31/2005      $ 20.13            $ 20.79                 85,774
                                      12/31/2004        18.78              20.13                 73,428
                                      12/31/2003        15.86              18.78                 58,242
                                      12/31/2002        17.45              15.86                 46,279
                                      12/31/2001        17.44              17.45                 27,817
                                      12/31/2000        17.54*             17.44                  5,361
WILSHIRE VIT EQUITY FUND -- HORACE
  MANN SHARES                         12/31/2005      $ 21.76            $ 22.81                 49,380
                                      12/31/2004        19.94              21.76                 55,483
                                      12/31/2003        15.78              19.94                 39,475
                                      12/31/2002        19.77              15.78                 32,968
                                      12/31/2001        20.84              19.77                 22,694
                                      12/31/2000        21.68*             20.84                  6,127
WILSHIRE VIT INCOME FUND -- HORACE
  MANN SHARES                         12/31/2005      $ 17.14            $ 17.31                112,891
                                      12/31/2004        16.48              17.14                 89,316
                                      12/31/2003        15.50              16.48                 74,253
                                      12/31/2002        14.33              15.50                 77,267
                                      12/31/2001        13.29              14.33                 34,651
                                      12/31/2000        12.83*             13.29                  5,308

                                                                                            ACCUMULATION
                                                    ACCUMULATION      ACCUMULATION             UNITS
                                                     UNIT VALUE        UNIT VALUE           OUTSTANDING
                                                    BEGINNING OF         END OF                END OF
SUBACCOUNT                            YEAR ENDED       PERIOD            PERIOD                PERIOD
----------                            ----------    ------------    -----------------    ------------------
WILSHIRE VIT INTERNATIONAL EQUITY
  FUND -- HORACE MANN SHARES          12/31/2005      $ 11.82            $ 12.90                 61,563
                                      12/31/2004        10.79              11.82                 61,609
                                      12/31/2003         8.22              10.79                 51,642
                                      12/31/2002        10.51               8.22                 53,922
                                      12/31/2001        14.41              10.51                 52,642
                                      12/31/2000        15.72*             14.41                  9,695
WILSHIRE VIT SHORT-TERM INVESTMENT
  FUND -- HORACE MANN SHARES          12/31/2005      $ 10.99            $ 11.16                 23,645
                                      12/31/2004        10.96              10.99                 20,983
                                      12/31/2003        10.95              10.96                 26,379
                                      12/31/2002        10.87              10.95                 15,511
                                      12/31/2001        10.43              10.87                 27,535
                                      12/31/2000        10.27*             10.43                  2,537
WILSHIRE VIT SMALL CAP GROWTH
  FUND -- HORACE MANN SHARES          12/31/2005      $ 12.04            $ 12.37                 46,375
                                      12/31/2004        11.64              12.04                 51,453
                                      12/31/2003         7.38              11.64                 44,578
                                      12/31/2002        12.21               7.38                 46,294
                                      12/31/2001        17.56              12.21                 44,751
                                      12/31/2000        21.58*             17.56                 11,168
WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND -- HORACE MANN SHARES          12/31/2005      $ 16.83            $ 17.53                 44,581
                                      12/31/2004        15.00              16.83                 39,075
                                      12/31/2003        11.78              15.00                 35,389
                                      12/31/2002        13.75              11.78                 32,024
                                      12/31/2001        14.98              13.75                 29,034
                                      12/31/2000        14.22*             14.98                  3,504



(1)  These Funds are not available as an investment option for a 457(b)
     Contract.



(2) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Contract Owners of Contracts issued before May 1, 2006, may not begin or increase premium payments or make new transfers to the following Subaccounts. Moreover, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio


       Wilshire Target Small Company Growth Portfolio (Investment Class)



(* )Inception price on date Underlying Fund was added to the Separate Account, as shown on page 30.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 4 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS


     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND      income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE FUND    income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

DAVIS VALUE PORTFOLIO           Long-term capital       Large value     Invests primarily in equity securities issued
                                  growth                                by companies with market capitalizations of
                                                                        at least $10 billion. The Portfolio Managers
                                                                        conduct extensive research to try to identify
                                                                        businesses that possess characteristics they
                                                                        believe foster the creation of long-term
                                                                        value, such as proven management, a durable
                                                                        franchise and business model, and sustainable
                                                                        competitive advantages. They aim to invest in
                                                                        such businesses when they are trading at a
                                                                        discount to their intrinsic worth. The Davis
                                                                        Value Portfolio is a series of the Davis
                                                                        Variable Account Fund and is advised by Davis
                                                                        Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME     Long-term capital       Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                appreciation                          asset in common stocks, with 65% in the
                                                                        common stocks of well-established companies
                                                                        paying above-average dividends, with
                                                                        favorable prospects for both increasing
                                                                        dividends and capital appreciation. The T.
                                                                        Rowe Price Equity Income Portfolio VIP II is
                                                                        advised by T. Rowe Price Associates.

WILSHIRE TARGET LARGE COMPANY   Long-term capital       Large value     Seeks to provide investment results of a
  VALUE PORTFOLIO (INVESTMENT     growth                                portfolio of publicly traded common stocks of
  CLASS)                                                                companies in the large company value segment
                                                                        of the Wilshire 5000 Index. The Wilshire
                                                                        Target Mutual Funds are advised by Wilshire
                                                                        Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VIT EQUITY FUND --     Long-term capital       Large value     The fund seeks long-term capital growth by
  HORACE MANN SHARES              growth                                investing primarily in equity securities.
                                                                        This is a moderately aggressive investment.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

DOW JONES WILSHIRE 5000 INDEX   Capital growth          Large core      Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTMENT                                                 before expenses, the performance of the
  CLASS)(1)                                                             Wilshire 5000 Index. The fund invests
                                                                        primarily in the common stocks of companies
                                                                        included in the Index that are representative
                                                                        of the entire Index. The Wilshire Target
                                                                        Mutual Funds are advised by Wilshire
                                                                        Associates Incorporated.

FIDELITY VIP GROWTH & INCOME    Seeks high total        Large core      Invests primarily in common stocks with a
  PORTFOLIO SC2                   return through a                      focus on those that pay current dividends and
                                  combination of                        show potential for capital growth. The
                                  current income                        Fidelity VIP Growth and Income Portfolio is a
                                  and capital                           series of the Fidelity VIP Series and is
                                  appreciation.                         advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500          Seeks investment        Large core      The fund seeks to provide investment results
  PORTFOLIO SC2                   results that                          that correspond to the total return
                                  correspond to the                     performance of common stocks publicly traded
                                  total return of                       in the United States. The fund normally
                                  common stocks                         invests at least 80% of its assets in common
                                  publicly traded                       stocks included in the S&P 500. The Fidelity
                                  in the United                         VIP Index 500 Portfolio is a series of the
                                  States, as                            Fidelity VIP Series and is advised by
                                  represented by                        Fidelity Management & Research Co.
                                  the S&P 500

JPMORGAN U.S. LARGE CAP CORE    High total return       Large core      The fund seeks to provide high total return
  EQUITY PORTFOLIO(2)             from a portfolio                      from a portfolio of selected equity
                                  of selected                           securities. Under normal circumstances, the
                                  equity securities                     fund invests at least 80% of it assets (net
                                                                        assets, plus the amount of borrowings for
                                                                        investment purposes) in equity investments of
                                                                        large-cap U.S. companies. The JPMorgan U.S.
                                                                        Large Cap Core Equity Portfolio is a series
                                                                        of the J.P. Morgan Series Trust II and is
                                                                        advised by J.P. Morgan Investment Management
                                                                        Inc..

ALLIANCEBERNSTEIN VPS LARGE     Long-term capital      Large growth     The Portfolio invests primarily in the equity
  CAP GROWTH PORTFOLIO            growth                                securities of a limited number of large,
                                                                        carefully selected, high-quality U.S.
                                                                        companies. The AllianceBernstein Large Cap
                                                                        Growth Portfolio is a series of the
                                                                        AllianceBernstein Variable Products Series
                                                                        Fund and is advised by AllianceBernstein LP.

FIDELITY VIP GROWTH PORTFOLIO   Seeks to achieve       Large growth     The fund invests primarily in various common
  SC2                             capital                               stocks issued by companies that the advisor
                                  appreciation.                         believes have above-average growth potential,
                                                                        measured by earnings or revenue. The Fidelity
                                                                        VIP Growth Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE TARGET LARGE COMPANY   Long-term capital      Large growth     Seeks to provide investment results of a
  GROWTH PORTFOLIO (INVESTMENT    growth                                portfolio of publicly traded common stocks of
  CLASS)                                                                companies in the large company growth
                                                                        category of the Wilshire 5000 Index. The
                                                                        Wilshire Target Mutual Funds are advised by
                                                                        Wilshire Associates Incorporated.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Medium value     The Portfolio invests primarily in a
  INC. SMALL/MID CAP VALUE        growth                                diversified portfolio of equity securities of
  PORTFOLIO                                                             small- to mid-capitalization U.S. companies,
                                                                        generally representing 60 to 110 companies.
                                                                        The AllianceBernstein Variable Products
                                                                        Series Fund, Inc. Small/Mid Cap Value
                                                                        Portfolio is advised by AllianceBernstein
                                                                        L.P.

ARIEL APPRECIATION FUND(R)(1)   Long-term capital      Medium value     Invests primarily in the stocks of companies
                                  appreciation                          with market caps between $2.5 billion and $15
                                                                        billion at the time of initial purchase. The
                                                                        Fund identifies the common stocks of
                                                                        undervalued companies with long-term growth
                                                                        potential. Ariel Appreciation Fund is advised
                                                                        by Ariel Capital Management, LLC.

DREYFUS INVESTMENT PORTFOLIO:   Long-term capital       Medium core     Seeks investment returns that are greater
  MIDCAP STOCK PORTFOLIO --       growth                                than the total return performance of publicly
  SERVICE SHARES(2)                                                     traded common stocks of medium-size domestic
                                                                        companies in the aggregate, as represented by
                                                                        the Standard & Poor's MidCap 400 Index (S&P
                                                                        400). The Dreyfus Investment Portfolio:
                                                                        MidCap Stock Portfolio is advised by The
                                                                        Dreyfus Corporation.

FIDELITY VIP MID CAP PORTFOLIO  Seeks long-term         Medium core     Invests at least 80% of total assets in
  SC2                             growth of                             common stocks of domestic companies with
                                  capital.                              medium market capitalization. The Fidelity
                                                                        VIP Mid Cap Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

RAINIER SMALL/MID CAP EQUITY    Long-term capital       Medium core     Invests 80% of its assets in companies with
  PORTFOLIO                       growth                                small and medium capitalizations. The fund
                                                                        targets U.S. companies with the prospects of
                                                                        strong earnings growth selling at attractive
                                                                        valuations. The Rainier Small/Mid Cap Equity
                                                                        Portfolio is advised by Rainier Investment
                                                                        Management, Inc.

DELAWARE VIP GROWTH             Long-term capital      Medium growth    Invests primarily in common stocks of
  OPPORTUNITIES                   growth                                medium-sized companies that have established
  SERIES -- SERVICE CLASS                                               themselves within the industry, but still
                                                                        have growth potential. The Delaware VIP
                                                                        Growth Opportunities Series is advised by
                                                                        Delaware Management Company, a series
                                                                        Delaware Management Business Trust, which is
                                                                        an indirectly wholly-owned subsidiary of
                                                                        Delaware Management Holdings, Inc.

LORD ABBETT SERIES FUND GROWTH  Capital                Medium growth    Seeks capital appreciation by normally
  OPPORTUNITIES PORTFOLIO(2)      appreciation                          investing at least 65% of its net assets in
                                                                        equity securities of mid-sized companies that
                                                                        show potential for growth. The Lord Abbett
                                                                        Series Fund -- Growth Opportunities Portfolio
                                                                        is advised by Lord, Abbett & Co. LLC.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
PUTNAM VT VISTA FUND (IB        Capital                Medium growth    Invests mainly in common stocks of U.S.
  SHARES)                         appreciation                          companies, with a focus on growth stocks.
                                                                        Putnam VT Vista Fund is a series of the
                                                                        Putnam Variable Trust and is advised by
                                                                        Putnam Management.

WELLS FARGO ADVANTAGE VT        Long-term capital      Medium growth    Invests principally in securities of
  DISCOVERY FUND(SM)              appreciation                          small-and medium-capitalization companies,
                                                                        which are defined as those with market
                                                                        capitalizations equal to or lower than the
                                                                        company with the largest capitalization in
                                                                        the Russell Midcap(R) Index, at the time of
                                                                        investment. The Wells Fargo Advantage VT
                                                                        Discovery Fund(SM) is advised by Wells Fargo
                                                                        Funds Management, LLC.

ARIEL FUND(R)(1)                Long-term capital       Small value     Invests primarily in the stocks of companies
                                  appreciation                          with market caps between $1 billion and $5
                                                                        billion at the time of initial purchase. The
                                                                        Fund identifies the common stocks of
                                                                        undervalued companies with long-term growth
                                                                        potential. Ariel Fund is advised by Ariel
                                                                        Capital Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP    Long-term capital       Small value     Invests in small-cap companies using a
  PORTFOLIO                       growth                                disciplined value approach. The manager
                                                                        believes that investors in the Fund should
                                                                        have a long-term investment horizon of at
                                                                        least three-years. The Royce Capital Fund
                                                                        Small-Cap Portfolio is advised by Royce &
                                                                        Associated, LLC.

WILSHIRE TARGET SMALL COMPANY   Long-term capital       Small value     Seeks to provide investment results of a
  VALUE PORTFOLIO (INVESTMENT     growth                                portfolio with publicly traded common stocks
  CLASS)                                                                of companies in the small company value sub-
                                                                        category of the Wilshire 5000 Index. The
                                                                        Wilshire Target Mutual Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
GOLDMAN SACHS VIT STRUCTURED    Long-term capital       Small core      The Fund invests, under normal circumstances,
  SMALL CAP EQUITY FUND           growth                                at least 80% of its net assets plus any
                                                                        borrowings for investment purposes (measured
                                                                        at time of purchase) ("Net Assets") in a
                                                                        broadly diversified portfolio of equity
                                                                        investments in small-cap U.S. issuers,
                                                                        including foreign issuers that are traded in
                                                                        the United States.* However, it is currently
                                                                        anticipated that, under normal circumstances
                                                                        the Fund will invest at least 95% of its Net
                                                                        Assets in such equity investments. These
                                                                        issuers will have public stock market
                                                                        capitalizations (based upon shares available
                                                                        for trading on an unrestricted basis) similar
                                                                        to that of the range of the market
                                                                        capitalization of companies constituting the
                                                                        Russell 2000(R) Index at the time of
                                                                        investment. The Fund is not required to limit
                                                                        its investments to securities in the Russell
                                                                        2000(R) Index. In addition, if the market
                                                                        capitalization of a company held by the Fund
                                                                        moves outside this range, the Fund may, but
                                                                        is not required to, sell the securities. The
                                                                        capitalization range of the Russell 2000(R)
                                                                        Index is currently between $68 million and
                                                                        $2.4 billion. The Goldman Sachs VIT
                                                                        Structured Small Cap Equity Fund is a series
                                                                        of the Goldman Sachs Variable Insurance Trust
                                                                        and is advised by Goldman Sachs Asset
                                                                        Management, L.P.

NEUBERGER BERMAN GENESIS        Capital growth          Small core      Invests mainly in common stocks of small-
  FUND -- ADVISOR CLASS                                                 capitalization companies. The managers look
                                                                        for undervalued companies whose current
                                                                        product lines and balance sheets are strong.
                                                                        Neuberger Berman Genesis Fund -- Advisor
                                                                        Class is advised by Neuberger Berman
                                                                        Management Inc. and subadvised by Neuberger
                                                                        Berman, LLC.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Small growth     The Portfolio invests at least 80% of its net
  INC. SMALL CAP GROWTH           growth                                assets in equity securities of smaller
  PORTFOLIO                                                             companies. The Portfolio generally invests in
                                                                        a widely diversified portfolio of equity
                                                                        securities spread among many industries that
                                                                        offer the possibility of above-average
                                                                        earnings growth. The AllianceBernstein VPS
                                                                        Small Cap Growth Portfolio is advised by
                                                                        AllianceBernstein L.P.

DELAWARE VIP TREND SERIES --    Long-term capital      Small growth     Invests primarily in stocks of small growth-
  SERVICE CLASS                   growth                                oriented or emerging companies that, we
                                                                        believe, are responsive to changes within the
                                                                        marketplace and which we believe have the
                                                                        fundamental characteristics to support
                                                                        continued growth. The Delaware VIP Trend
                                                                        Series is advised by Delaware Management
                                                                        Company, a series Delaware Management
                                                                        Business Trust, which is an indirectly
                                                                        wholly-owned subsidiary of Delaware
                                                                        Management Holdings, Inc.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE TARGET SMALL COMPANY   Long-term capital      Small growth     Invests substantially all assets in equities
  GROWTH PORTFOLIO (INVESTMENT    growth                                of small-cap, growth companies. The fund
  CLASS)(2)                                                             purchases stocks from the growth portion of
                                                                        the small-cap universe of the Wilshire Index.
                                                                        The Wilshire Target Mutual Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SMALL CAP GROWTH   Long-term capital      Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES      growth                                than $2.5 billion at the time of investment)
                                                                        considered to have earnings growth potential.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS           Seeks long-term        International    Invests at least 80% of total assets in
  PORTFOLIO SC2                   growth of                             foreign securities. The fund normally invests
                                  capital.                              primarily in common stocks. The Fidelity VIP
                                                                        Overseas Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

WILSHIRE VIT INTERNATIONAL      Long-term capital      International    Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN      growth                                through diversified holding of marketable
  SHARES                                                                foreign equity investments. Invests in the
                                                                        stock of large, well-managed, non-U.S.
                                                                        companies. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY           Long-term capital        Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE      growth                                diversified portfolio composed primarily of
  MANN SHARES                                                           marketable equity securities that the
                                                                        subadviser determines are socially
                                                                        responsible. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY       Current income/         Real estate     The Fund typically invests at least 80% of
  FUND, INC.                      Capital                               its total assets in real estate securities
                                  appreciation                          such as real estate investment trusts
                                                                        (REITs). The Cohen & Steers VIF Realty Fund
                                                                        is advised by Cohen & Steers Capital
                                                                        Management, Inc.

FIDELITY VIP HIGH INCOME        Seeks a high level         Bond         Invests in income-producing debt securities,
  PORTFOLIO SC2                   of current                            preferred stocks and convertible securities,
                                  income, while                         with an emphasis on low-quality debt
                                  also considering                      securities. The Fidelity VIP High Income
                                  growth of                             Portfolio is a series of the Fidelity VIP
                                  capital.                              Series and is advised by Fidelity Management
                                                                        & Research Co.

FIDELITY VIP INVESTMENT GRADE   Seeks as high a            Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2              level of current                      investment-grade bonds. The fund invests
                                  income as is                          across different market sectors and
                                  consistent with                       maturities. The Fidelity VIP Investment Grade
                                  the preservation                      Bond Portfolio is a series of the Fidelity
                                  of capital.                           VIP Series and is advised by Fidelity
                                                                        Management & Research Co.

WILSHIRE VIT INCOME FUND --     Current income             Bond         Seeks to achieve a long-term total rate of
  HORACE MANN SHARES                                                    return in excess of U.S. bond market over a
                                                                        full-market cycle. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM         Current income/            Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE       Preservation of                       the extent consistent with liquidity.
  MANN SHARES                     capital                               Preservation of principal is a secondary
                                                                        objective. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VIT BALANCED FUND --   Capital growth/          Balanced       Seeks to realize a high, long-term total rate
  HORACE MANN SHARES              Current income                        of return consistent with prudent investment
                                                                        risks. The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE     Current income/        Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                       Preservation of                       securities with maturities of 13 months or
                                  capital                               less. The T. Rowe Price Prime Reserve
                                                                        Portfolio is advised by T. Rowe Price
                                                                        Associates.



(1)  Funds are not available as an investment option for a 457(b) Contract.



(2) The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Contract Owners of Contracts issued before May 1, 2006, may not begin or increase premium payments or make new transfers to the following Subaccounts. Moreover, if such Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, existing Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio


       Wilshire Target Small Company Growth Portfolio (Investment Class)



     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.



     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.



     PROPOSED SUBSTITUTIONS -- In May 2006, We intend to file an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain Underlying Funds (the "New Underlying Funds") for shares of certain other Underlying Funds (the "Old Underlying Funds"). We anticipate replacing the following Old Underlying Funds with the following New Underlying Funds as investment options under the Contract:



              OLD UNDERLYING FUND                                      NEW UNDERLYING FUND
              -------------------                                      -------------------
U.S. Large Cap Core Equity Portfolio of the J.P.          Service Class 2 shares of the Growth & Income
             Morgan Series Trust II                           Portfolio of Fidelity Variable Insurance
                                                                         Products Fund III

Service shares of the MidCap Stock Portfolio of          Service Class 2 shares of the Mid Cap Portfolio
         Dreyfus Investment Portfolios                      of Fidelity Variable Insurance Products Fund
                                                                                III

 Growth Opportunities Portfolio of Lord Abbett           Service Class shares of the Delaware VIP Growth
               Series Fund, Inc.                           Opportunities Series of the Delaware VIP Trust

  Investment Class shares of the Small Company            Service Class shares of the Delaware VIP Trend
Growth Portfolio of Wilshire Mutual Funds, Inc.                   Series of the Delaware VIP Trust



     The proposed substitutions will not be carried out unless a majority of the outstanding interests invested in the Old Underlying Funds as of a to-be-specified record date approve the substitutions. We anticipate that, if SEC approval is granted, Contract Owner approval is obtained, and all of the systems needed to perform the substitutions are in place, We will effect the substitutions sometime during the fourth quarter of 2006. To the extent required by law, approvals of these proposed substitutions also will be obtained from the state insurance regulators in certain jurisdictions. Contract Owners invested in the Old Underlying Funds as of the record date will receive detailed information about the proposed substitutions.



     We propose to carry out the proposed substitutions by redeeming shares of the Old Underlying Funds and purchasing shares of the corresponding New Underlying Funds. Any Variable Cash Value that You have allocated to a Subaccount investing in the Old Underlying Fund(s) on the date of the substitutions will, in effect, be transferred to a Subaccount investing in the corresponding New Underlying Fund(s) without charge (including Surrender Charge). In addition, following the substitution, any allocations of Variable Cash Value to or from the Subaccounts investing in the Old Underlying Funds (for example, in connection with the dollar cost averaging program and the rebalancing program) will be allocations to or from the Subaccounts investing in the New Underlying Funds.

     Although We do not impose a charge for transfers or limit the number of transfers permitted each year, We may otherwise limit transfers in certain situations (such as market timing transfers). However, from May, 2006 through 30 days following the date of the proposed substitutions, You may make one transfer of Variable Cash Value from a Subaccount investing in the Old Underlying Fund(s) (before the substitutions) or the New Underlying Fund(s) (after the substitutions) to any other available Subaccount(s) without charge (including Surrender Charge) or limitation. In addition, We will not exercise any rights We may have under Your Contract to impose restrictions or charges on transfers until at least 30 days after the proposed substitutions occur.



     The New Underlying Funds are described in more detail in their current prospectuses. All Contract Owners have received or will receive a current prospectus for each New Underlying Fund prior to the substitutions. These prospectuses describe the New Underlying Funds' investment policies, risks, fees and expenses, and all other aspects of their operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW UNDERLYING FUND WILL ACHIEVE ITS STATED OBJECTIVES.



     CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS -- An investment adviser or a sub-adviser of an Underlying Fund (or its affiliates) may compensate Us and/or certain affiliates for administrative or other services provided with respect to the Underlying Funds. The amount of the compensation generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.



     SELECTION OF FUNDS -- We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or sub-adviser or an affiliate will compensate us or Our affiliates for providing certain administrative and other services, as described above. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium payments and/or transfers if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



     ADDITION, DELETION, OR SUBSTITUTION OF FUNDS -- We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.



     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

THE CONTRACTS

CONTRACT OWNERS' RIGHTS

     A Contract may be issued under a retirement plan on a qualified basis as defined in the IRC. Qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.

     This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For an IRA, Roth IRA, SIMPLE IRA or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) plan the employer will purchase the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.


     Applications are to be sent to HMLIC's Home Office. If Your application is complete and has been received at Our Home Office, We will issue Your Contract. Any initial premium received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.



     Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.



CANCELING THE CONTRACT



     Subject to state insurance laws, You have the right to cancel the Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or
(2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PREMIUM PAYMENTS


     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium Payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the "Individual Product Information" section for the minimum purchase payment of Your product.


     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Contracts."


     ALLOCATION OF NET PREMIUM PAYMENTS -- All or part of the Net Premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.



     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment by HMLIC. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.


     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included.



                                      ACCUMULATION
       SUBACCOUNT            DATE      UNIT VALUE
       ----------            ----     ------------
Davis Value Portfolio      09/05/00       11.55
Wilshire Target Large
  Company Value Portfolio
  (Investment Class)       09/05/00       20.06
Wilshire VIT Equity
  Fund -- Horace Mann
  Shares                   11/01/89       21.62
Dow Jones Wilshire 5000
  Index Portfolio
  (Investment Class)       09/05/00       12.16
Fidelity VIP Growth &
  Income Portfolio SC 2    09/05/00       16.04
Fidelity VIP Index 500
  Portfolio SC 2           09/05/00      169.89
JPMorgan U.S. Large Cap
  Core Equity Portfolio    09/05/00       17.20
AllianceBernstein VPS
  Large Cap Growth
  Portfolio                09/05/00       40.86
Fidelity VIP Growth
  Portfolio SC 2           09/05/00       53.19
Wilshire Target Large
  Company Growth
  Portfolio (Investment
  Class)                   09/05/00       45.85
Ariel Appreciation
  Fund(R)                  05/01/01       34.01
Dreyfus Investment
  Portfolio: MidCap Stock
  Portfolio -- Service
  Shares                   06/01/04       16.01
Fidelity VIP Mid Cap
  Portfolio SC 2           09/05/00       20.04
Rainier Small/Mid Cap
  Equity Portfolio         09/05/00       30.31
Delaware VIP Growth
  Opportunities Series --
  Service Class            06/01/04       14.31
Lord Abbett Series Fund
  Growth Opportunities
  Portfolio                06/01/04       12.08



                                      ACCUMULATION
       SUBACCOUNT            DATE      UNIT VALUE
       ----------            ----     ------------
Putnam VT Vista Fund (IB
  Shares)                  09/05/00       24.81
Wells Fargo Advantage VT
  Discovery Fund(SM)       09/05/00       36.15
Ariel Fund(R)              05/01/01       34.63
Royce Capital Fund
  Small-Cap Portfolio      06/01/04        8.17
Wilshire Target Small
  Company Value Portfolio
  (Investment Class)       09/05/00       12.34
Goldman Sachs VIT
  Structured Small Cap
  Equity Fund              06/01/04       13.12
Neuberger Berman Genesis
  Fund -- Advisor Class    09/05/00       15.88
Delaware VIP Trend
  Series -- Service Class  06/01/04       28.68
Wilshire Target Small
  Company Growth
  Portfolio (Investment
  Class)                   09/05/00       17.80
Wilshire VIT Small Cap
  Growth Fund -- Horace
  Mann Shares              03/10/97       10.00
Fidelity VIP Overseas
  Portfolio SC 2           09/05/00       23.33
Wilshire VIT
  International Equity
  Fund -- Horace Mann
  Shares                   03/10/97       10.00
Wilshire VIT Socially
  Responsible
  Fund -- Horace Mann
  Shares                   03/10/97       10.00
Fidelity VIP High Income
  Portfolio SC 2           09/05/00        9.92
Fidelity VIP Investment
  Grade Bond Portfolio SC
  2                        09/05/00       12.03
Wilshire VIT Income
  Fund -- Horace Mann
  Shares                   11/01/89       13.32
Wilshire VIT Short-Term
  Investment
  Fund -- Horace Mann
  Shares                   11/01/89       11.20
Wilshire VIT Balanced
  Fund -- Horace Mann
  Shares                   11/01/89       16.51


     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the annuity date as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.


     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free) or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section.



     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.



     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office unless a future date is requested. See "Other Information -- Forms Availability."



     On and after May 1, 2006, no new transfers are allowed to the following
Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)



     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.



     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after May 1, 2006, no new dollar cost averaging programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)

     If You are currently participating in the dollar cost averaging program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any dollar cost averaging program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.



     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.



     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after May 1, 2006, no new rebalancing programs are allowed to start to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)



     If You are currently participating in the rebalancing program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any rebalancing program that includes one of these Subaccounts, will be changed to the appropriate Subaccounts if the proposed substitutions are completed.



     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after May 1, 2006, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio


     Wilshire Target Small Company Growth Portfolio (Investment Class)



     Any allocation that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     MARKET TIMING -- The Contracts and the Subaccounts are not designed for "market timing" through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.



     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.

     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.



     If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.



     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.



     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We expect to be contractually obligated by the Underlying Funds to prohibit transfers by Contract Owners who are identified by an Underlying Fund as market timers, and to provide Contract Owner transaction data to the Underlying Funds.


     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Values may not be withdrawn from Section 403(b) Contracts or 457(b) Contracts except under certain circumstances. See "Tax Consequences." However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other
Information -- Forms Availability."



     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.



     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.



     Surrenders and partial withdrawals from any Subaccount and the fixed account are subject to the Surrender Charges shown in the "Individual Product Information" section.



     Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is paid.



     The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.



     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract

Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.



     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.



     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.



     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.



     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.


     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice May Be Provided By Writing To HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume.



SERVICES AND BENEFITS WE PROVIDE:



     -  the death benefit, and cash benefits under the Contracts


     -  investment options, including Net Premium allocations


     -  administration of elective options


     -  the distribution of reports to Contract Owners


     -  Annuity Payment options



COSTS AND EXPENSES WE INCUR:



     - costs associated with processing applications and with issuing and administering the Contracts


     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts


     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees



RISKS WE ASSUME:



     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct


     ANNUAL MAINTENANCE FEE -- Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. Maximum Solutions II does not have an annual maintenance fee.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the

Contract. See the "Individual Product Information" section for the maintenance charge on Your Contract.


     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.


     SURRENDER CHARGES -- If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Section 403(b) or 457(b) Contracts except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.



     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the "Individual Product Information" section for the Surrender Charge on Your Contract.


     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.


     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.


DEATH BENEFIT PROCEEDS


     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the "Individual Product Information" section for the Death Benefit on Your Contract.


     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity
Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS


     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20
YEARS -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

     Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     PAYMENTS FOR A SPECIFIED PERIOD -- Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.

     Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

     If the Contract Owner dies before all annuity payments have been made, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.


     After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments and may have tax consequences. Surrender charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.


     JOINT AND SURVIVOR ANNUITY -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

     The available survivor options are to pay during the lifetime of the survivor: (1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

     Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

     If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a. receive the proceeds in a lump sum less any applicable Surrender Charges, or

     b. leave the Contract with HMLIC and receive the value under the required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or

     c.  elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.


     Contract value may be more or less than the amount of Net Premium payments allocated to the Contract.



     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.



     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).


     The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.


     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     - The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

INDIVIDUAL PRODUCT INFORMATION

VARIABLE SOLUTIONS II -- INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY (IC-450000)

MINIMUM CONTRIBUTION      $25 per month

ANNUAL MAINTENANCE FEE    $25 per year. This fee will not be charged if the
                          Total Accumulation Value equals or exceeds $10,000.

M&E FEE                   1.25%

DEATH BENEFIT             The beneficiary will receive the greater of:

                          1.  the Total Accumulation Value; or


                          2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

                                              Surrender Charges
                                             During Contract Year         Surrender Charge
                                             --------------------         ----------------
                                                      1                         8.0%
                                                      2                         7.5%
                                                      3                         7.0%
                                                      4                         6.0%
                                                      5                         5.0%
                                                      6                         4.0%
                                                      7                         3.0%
                                                      8                         2.0%
                                                      9                         1.0%
                                                  Thereafter                    0.0%

MAXIMUM SOLUTIONS II -- INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY (IC-451000)

MINIMUM CONTRIBUTION      $50,000

ANNUAL MAINTENANCE FEE    None

M&E FEE                   0.95%

DEATH BENEFIT             If the Contract Owner dies prior to the attainment of
                          age 70, the beneficiary will receive the greater of:

                          1.  the Total Accumulation Value; or

                          2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.

                          If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:

                          1.  the Total Accumulation Value; or

                          2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

                                              Surrender Charges
                                             During Contract Year         Surrender Charge
                                             --------------------         ----------------
                                                      1                         7.0%
                                                      2                         6.0%
                                                      3                         5.0%
                                                      4                         4.0%
                                                      5                         3.0%
                                                      6                         2.0%
                                                      7                         1.0%
                                                  Thereafter                    0.0%

TAX CONSEQUENCES



OTHER CONSIDERATIONS



     This discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The rules governing the provisions of annuity contracts and qualified plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. In addition, many of the provisions, including contribution limitations, enacted by the Economic Growth and Tax Relief Reconciliation Act of 2001 expire in 2011 unless extended or made permanent. A Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a qualified plan should first consult with a qualified and competent tax adviser before taking any action that could have tax consequences.



SEPARATE ACCOUNT



     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.



OWNER CONTROL



     In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. Current taxation based on owner control generally does not apply to Qualified Plans.



TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT



     A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The designation of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such transfer, assignment, exchange or transaction should consult a tax advisor as to the tax consequences.



CONTRACT OWNERS



CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS



     The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan.



     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC. Purchasing a Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.



     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,000 in 2006 or 100% of income. Additional catch-up amounts, $5,000 in 2006, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another Section 403(b) annuity Contract.
Section 403(b) annuities are subject to the required minimum distribution rules.



     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2006 for both an individual and the spouse. Additional catch-up contributions ($1,000 in 2006) may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2006, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $50,000 and $60,000 for single filers and between $75,000 and $85,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $150,000 and $160,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.



     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,000 in 2006. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2006. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.



     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,000 for 2006 (indexed for inflation after 2006). As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $2,500 for 2006. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.



     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2006 for both the individual and the spouse. This amount has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $95,000 and $110,000 for single taxpayers and those taxpayers filing Head of Household, between $150,000 and $160,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Contributions to a traditional IRA are coordinated with Roth IRA contributions. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2006 and thereafter. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2006. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.



     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,000 for 2006 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2006. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2006. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.



     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.



     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of Revenue Ruling 90-24 are met.



     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.



     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).



     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).



     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.



TAXATION OF CONTRACT BENEFITS



     Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with
Section 72 of the IRC.



     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.



     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2; as the result of death or disability, or as a qualified first-time homebuyer distribution.



ADDITIONAL TAXES



     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) will apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO) and 7) to correct excess contributions or elective deferrals. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include payments made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.



     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.



     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.



     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.



     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.



     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under Mandatory Distributions.



     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan.



     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.



     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.



     FEDERAL ESTATE TAXES -- While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



     GENERATION-SKIPPING TRANSFER TAX -- Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require HMLIC to deduct the tax from Your Contract or from any applicable payment, and pay the tax directly to the IRS.



     ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS -- The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, annuity contract purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence.



     Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.



     POSSIBLE TAX LAW CHANGES -- Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


VOTING RIGHTS

     Unless otherwise restricted by the plan under which a Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting. As long as such action is required by law, shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received, and any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.


OTHER INFORMATION


     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contracts.


     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.


     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).


ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                       PAGE
-----                                       ----
General Information and History              1
Tax Status of the Contracts                  1
Underwriter                                  2
Independent Registered Public Accounting
  Firm                                       2
Financial Statements                         2


     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


------- Statement of Additional Information dated May 1, 2006 for the Separate Account


Please mail the above document to:

-----------------------------------------------------------
(Name)

-----------------------------------------------------------
(Address)

-----------------------------------------------------------
(City/State/Zip)

PROSPECTUS

NON-QUALIFIED VARIABLE DEFERRED ANNUITY
CONTRACT

VARIABLE SOLUTIONS II

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT


MAY 1, 2006

NON-QUALIFIED VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable, non-qualified annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. Amounts transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund


LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire VIT Equity Fund -- Horace Mann Shares


     Large Core


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(1)


     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2


MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio


     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(1)


          Fidelity VIP Mid Cap Portfolio SC 2


     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(1)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)


SMALL COMPANY STOCK FUNDS


     Small Value


          Royce Capital Fund Small-Cap Portfolio


     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund


     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Delaware VIP Trend Series -- Service Class


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares


INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares


REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.


SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares


BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares


BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares


MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



(1) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



     JPMorgan U.S. Large Cap Core Equity Portfolio


     Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


     Lord Abbett Series Fund Growth Opportunities Portfolio



     Trademarks used in this document are owned by and used with the permission of the appropriate company.



     This prospectus sets forth the information an investor should know before investing and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2006. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann

Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning
(217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 33 of this prospectus.


     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

    THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY
 BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.


                  The date of this prospectus is May 1, 2006.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE
                                                                        ----
DEFINITIONS                                                               4
SUMMARY                                                                   5
FEE TABLES AND EXAMPLE                                                    7
CONDENSED FINANCIAL INFORMATION                                           9
HORACE MANN LIFE INSURANCE COMPANY, THE SEPARATE ACCOUNT AND THE
  UNDERLYING FUNDS                                                       14
  Horace Mann Life Insurance Company                                     14
  The Separate Account                                                   14
  The Underlying Funds                                                   14
THE CONTRACT                                                             22
  Contract Owners' Rights                                                22
  Purchasing the Contract                                                22
  Premium Payments                                                       22
    Amount and Frequency of Premium Payments                             22
    Allocation of Net Premium Payments                                   22
    Accumulation Units and Accumulation Unit Value                       22
  Transactions                                                           23
    Transfers                                                            23
    Dollar Cost Averaging                                                24
    Rebalancing                                                          24
    Changes to Premium Payment Allocations                               25
    Market Timing                                                        25
    Surrender or Withdrawal Before Commencement of Annuity Period        25
    Payments We Make                                                     26
    Confirmations                                                        26
  Deductions and Expenses                                                27
    Annual Maintenance Fee                                               27
    Mortality and Expense Risk Fee                                       27
    Surrender Charges                                                    27
    Operating Expenses of the Underlying Funds                           27
    Premium Taxes                                                        27
  Death Benefit Proceeds                                                 27
  Annuity Payments                                                       28
  Annuity Payment Options                                                28
  Amount of Fixed and Variable Annuity Payments                          29
  Misstatement of Age or Sex                                             29
  Modification of the Contract                                           30
TAX CONSEQUENCES                                                         31
  Taxation of Non-Qualified Contracts                                    31
  Federal Estate Taxes                                                   32
  Generation-Skipping Transfer Tax                                       32
  Annuity Purchases by Nonresident Aliens and Foreign Corporations       32
  Foreign Tax Credits                                                    32
  Possible Tax Law Changes                                               32
  Separate Account                                                       32
VOTING RIGHTS                                                            32
OTHER INFORMATION                                                        33
ADDITIONAL INFORMATION                                                   33


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under this contract.


     ANNUITIZED VALUE: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.


     ANNUITY DATE: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.


     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.


     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.


     CONTRACT: The individual flexible premium deferred Variable annuity contract this prospectus offers.



     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.



     CONTRACT YEAR: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.


     FIXED CASH VALUE: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.


     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.



     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.


     MUTUAL FUND(S): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

     NET PREMIUM: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.


     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.


     SUBACCOUNT: A division of the Separate Account which invests in shares of the corresponding Underlying Fund.


     SURRENDER CHARGE: Also called a "contingent deferred sales charge." An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.


     TOTAL ACCUMULATION VALUE: The sum of the Fixed Cash Value and the Variable Cash Value prior to the time Annuity Payments begin.

     UNDERLYING FUNDS: All Mutual Funds listed in this document that are available for investment by the Separate Account.


     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time or the close of the NYSE if earlier.


     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE CASH VALUE: The dollar value of the Separate Account investment options under the Contract prior to the time Annuity Payments begin.

SUMMARY

--------------------------------------------------------------------------------

     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Further information can be found in this prospectus, in the Separate Account Statement of Additional Information and in the Contract. This prospectus is intended to serve as a disclosure document for the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund's Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract offered by this prospectus is designed to provide non-qualified retirement annuities.


     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.


WHAT ARE MY INVESTMENT CHOICES?

     You may have money allocated to or invested in up to 24 Subaccounts and/or the fixed account at any one time.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts each of which invests in one of the following Underlying Funds:


LIFECYCLE FUNDS


          Wilshire Variable Insurance Trust 2010 Aggressive Fund


          Wilshire Variable Insurance Trust 2010 Moderate Fund


          Wilshire Variable Insurance Trust 2010 Conservative Fund


          Wilshire Variable Insurance Trust 2015 Moderate Fund


          Wilshire Variable Insurance Trust 2025 Moderate Fund


          Wilshire Variable Insurance Trust 2035 Moderate Fund


          Wilshire Variable Insurance Trust 2045 Moderate Fund



LARGE COMPANY STOCK FUNDS


     Large Value


          Davis Value Portfolio


          T. Rowe Price Equity Income Portfolio VIP II


          Wilshire VIT Equity Fund -- Horace Mann Shares



     Large Core


          Fidelity VIP Growth & Income Portfolio SC 2


          Fidelity VIP Index 500 Portfolio SC 2


          JPMorgan U.S. Large Cap Core Equity Portfolio(1)



     Large Growth


          AllianceBernstein VPS Large Cap Growth Portfolio


          Fidelity VIP Growth Portfolio SC 2



MID-SIZE COMPANY STOCK FUNDS


     Mid Value


          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio



     Mid Core


          Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service
            Shares(1)


          Fidelity VIP Mid Cap Portfolio SC 2



     Mid Growth


          Delaware VIP Growth Opportunities Series -- Service Class


          Lord Abbett Series Fund Growth Opportunities Portfolio(1)


          Putnam VT Vista Fund (IB Shares)


          Wells Fargo Advantage VT Discovery Fund(SM)



SMALL COMPANY STOCK FUNDS


     Small Value


          Royce Capital Fund Small-Cap Portfolio



     Small Core


          Goldman Sachs VIT Structured Small Cap Equity Fund



     Small Growth


          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio


          Delaware VIP Trend Series -- Service Class


          Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares



INTERNATIONAL STOCK FUNDS


          Fidelity VIP Overseas Portfolio SC 2


          Wilshire VIT International Equity Fund -- Horace Mann Shares



REAL ESTATE


          Cohen & Steers VIF Realty Fund, Inc.

SPECIALTY


          Wilshire VIT Socially Responsible Fund -- Horace Mann Shares



BOND FUNDS


          Fidelity VIP High Income Portfolio SC 2


          Fidelity VIP Investment Grade Bond Portfolio SC 2


          Wilshire VIT Income Fund -- Horace Mann Shares


          Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares



BALANCED FUND


          Wilshire VIT Balanced Fund -- Horace Mann Shares



MONEY MARKET


          T. Rowe Price Prime Reserve Portfolio



(1) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



        JPMorgan U.S. Large Cap Core Equity Portfolio


        Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


        Lord Abbett Series Fund Growth Opportunities Portfolio



     (b) FIXED ACCOUNT -- You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract)


WHEN CAN I TRANSFER BETWEEN ACCOUNTS?


     At any time before the Contract's Annuity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Subaccounts and within the Subaccounts. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The Contract -- Transactions -- Transfers."


MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?


     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.


WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.


     We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.


     A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived.


     We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?


     The IRC provides penalties for premature distributions under annuity contracts. See "Tax Consequences." This Contract may not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."


IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?


     Subject to various state insurance laws, the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for this Contract, less any withdrawals, or the Total Accumulation Value.


WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?


     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. Various Annuity Payment options are available under the Contract.



     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years, Joint and Survivor Annuity and Payments for a Specified Period.

FEE TABLES AND EXAMPLE

--------------------------------------------------------------------------------


     The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.



CONTRACT OWNER TRANSACTION EXPENSES:(1)



Surrender Fees(2) (as a percentage of amount surrendered, if
  applicable)                                                   8%



     We guarantee that the aggregate surrender fee charged will never exceed 9% of Your total purchase payments. See "Surrender or Withdrawal Before Commencement of Annuity Period."



PERIODIC FEES AND EXPENSES



     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.



Annual Contract Fee(3)                                        $  25
Separate Account Annual Expenses (as a percentage of average
  Variable Cash Value)
     Mortality and Expense Risk Fees                           1.25%
Total Separate Account Annual Expenses                         1.25%



(1) Any premium taxes relating to the Contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range from 0% to 3.5%.



(2)  The Surrender Charge declines to zero over time.



                            Surrender Charge %
   Contract Year      Variable Solutions II (9 Years)
         1                         8.0%
         2                         7.5%
         3                         7.0%
         4                         6.0%
         5                         5.0%
         6                         4.0%
         7                         3.0%
         8                         2.0%
         9                         1.0%
     Thereafter                    0.0%



(3) The annual contract fee is waived if the Contract value equals or exceeds $10,000.

     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2005. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.



TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(1)            LOWEST   HIGHEST
--------------------------------------------------            ------   -------
(expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service
  (12b-1) fees and other expenses)                            0.35%     1.80%
                                                              ======   =======


EXAMPLE


     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.



     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes any applicable surrender charges that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2005. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:



     If You surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,146   $1,745    $2,251     $3,552
======   =======   =======   ========



     If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $331    $1,007    $1,706     $3,552
======   =======   =======   ========



(1) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2005. Current or future expenses maybe greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


     The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced
Fund -- Horace Mann Shares, Income Fund and Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth
Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Delaware VIP Growth Opportunities Series -- Service Class, Lord Abbett Series Fund Growth Opportunities Portfolio, Delaware VIP Trend Series -- Service Class, Goldman Sachs VIT Structured Small Cap Equity Fund, Royce Capital Fund Small-Cap Portfolio and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.



                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                         YEAR       BEGINNING OF      VALUE END OF       OUTSTANDING END OF
            SUBACCOUNT                  ENDED          PERIOD            PERIOD                PERIOD
            ----------                ----------    ------------    -----------------    ------------------
ALLIANCEBERNSTEIN VPS LARGE CAP
  GROWTH PORTFOLIO                    12/31/2005      $ 23.10            $ 26.20                886,468
                                      12/31/2004        21.58              23.10                778,032
                                      12/31/2003        17.71              21.58                647,349
                                      12/31/2002        25.94              17.71                499,185
                                      12/31/2001        31.81              25.94                344,424
                                      12/31/2000        40.86*             31.81                127,242
DAVIS VALUE PORTFOLIO                 12/31/2005      $ 11.52            $ 12.45                658,602
                                      12/31/2004        10.39              11.52                569,355
                                      12/31/2003         8.10              10.39                455,070
                                      12/31/2002         9.80               8.10                364,544
                                      12/31/2001        11.08               9.80                321,139
                                      12/31/2000        11.55*             11.08                132,825
DELAWARE VIP GROWTH OPPORTUNITIES
  SERIES SERVICE CLASS                12/31/2005      $ 15.70            $ 17.24                 29,062
                                      12/31/2004        14.31*             15.70                 11,013
DELAWARE VIP TREND SERIES SERVICE
  CLASS                               12/31/2005      $ 30.25            $ 31.56                  8,908
                                      12/31/2004        28.68*             30.25                  1,560
DREYFUS INVESTMENT PORTFOLIO MIDCAP
  STOCK PORTFOLIO SERVICE SHARES(1)   12/31/2005      $ 17.90            $ 19.25                 30,905
                                      12/31/2004        16.01*             17.90                  8,834
FIDELITY VIP GROWTH PORTFOLIO SC 2    12/31/2005      $ 32.37            $ 33.72              1,031,956
                                      12/31/2004        31.78              32.37                924,998
                                      12/31/2003        24.28              31.78                735,345
                                      12/31/2002        35.27              24.28                568,965
                                      12/31/2001        43.48              35.27                390,031
                                      12/31/2000        53.19*             43.48                161,281

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                         YEAR       BEGINNING OF      VALUE END OF       OUTSTANDING END OF
            SUBACCOUNT                  ENDED          PERIOD            PERIOD                PERIOD
            ----------                ----------    ------------    -----------------    ------------------
FIDELITY VIP GROWTH & INCOME
  PORTFOLIO SC 2                      12/31/2005      $ 14.25            $ 15.12                821,349
                                      12/31/2004        13.68              14.25                683,112
                                      12/31/2003        11.22              13.68                484,327
                                      12/31/2002        13.66              11.22                323,437
                                      12/31/2001        15.20              13.66                211,580
                                      12/31/2000        16.04*             15.20                 54,943
FIDELITY VIP HIGH INCOME PORTFOLIO
  SC 2                                12/31/2005      $  9.77            $  9.87                321,144
                                      12/31/2004         9.04               9.77                218,819
                                      12/31/2003         7.23               9.04                156,838
                                      12/31/2002         7.08               7.23                 83,910
                                      12/31/2001         8.15               7.08                 52,829
                                      12/31/2000         9.92*              8.15                 31,556
FIDELITY VIP INDEX 500 PORTFOLIO SC
  2                                   12/31/2005      $136.18            $140.61                313,854
                                      12/31/2004       124.96             136.18                262,595
                                      12/31/2003        98.76             124.96                201,115
                                      12/31/2002       128.98              98.76                143,919
                                      12/31/2001       148.95             128.98                 89,888
                                      12/31/2000       169.89*            148.95                 34,085
FIDELITY VIP INVESTMENT GRADE BOND
  PORTFOLIO SC 2                      12/31/2005      $ 15.52            $ 15.62              1,007,448
                                      12/31/2004        15.09              15.52                857,504
                                      12/31/2003        14.56              15.09                765,200
                                      12/31/2002        13.39              14.56                578,933
                                      12/31/2001        12.54              13.39                240,969
                                      12/31/2000        12.03*             12.54                 21,897
FIDELITY VIP MID CAP PORTFOLIO SC 2   12/31/2005      $ 28.84            $ 33.61              1,057,318
                                      12/31/2004        23.42              28.84                909,123
                                      12/31/2003        17.15              23.42                765,087
                                      12/31/2002        19.30              17.15                644,149
                                      12/31/2001        20.25              19.30                529,851
                                      12/31/2000        20.04*             20.25                233,156
FIDELITY VIP OVERSEAS PORTFOLIO SC
  2                                   12/31/2005      $ 19.25            $ 22.58                774,482
                                      12/31/2004        17.20              19.25                604,561
                                      12/31/2003        12.17              17.20                407,324
                                      12/31/2002        15.50              12.17                293,133
                                      12/31/2001        19.91              15.50                200,060
                                      12/31/2000        23.33*             19.91                 71,864
GOLDMAN SACHS VIT STRUCTURED SMALL
  CAP EQUITY FUND                     12/31/2005      $ 15.00            $ 15.72                 57,784
                                      12/31/2004        13.12*             15.00                 16,830
JP MORGAN U.S. LARGE CAP CORE
  EQUITY PORTFOLIO(1)                 12/31/2005      $ 13.21            $ 13.22              1,238,265
                                      12/31/2004        12.21              13.21              1,071,858
                                      12/31/2003         9.65              12.21                859,650
                                      12/31/2002        12.97               9.65                644,912
                                      12/31/2001        14.90              12.97                410,417
                                      12/31/2000        17.20*             14.90                125,348

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                         YEAR       BEGINNING OF      VALUE END OF       OUTSTANDING END OF
            SUBACCOUNT                  ENDED          PERIOD            PERIOD                PERIOD
            ----------                ----------    ------------    -----------------    ------------------
LORD ABBETT SERIES FUND GROWTH
  OPPORTUNITIES PORTFOLIO(1)          12/31/2005      $ 13.21            $ 13.65                 73,028
                                      12/31/2004        12.08*             13.21                 21,837
PUTNAM VT VISTA FUND (IB SHARES)      12/31/2005      $ 13.53            $ 14.99                437,342
                                      12/31/2004        11.55              13.53                417,950
                                      12/31/2003         8.78              11.55                405,260
                                      12/31/2002        12.82               8.78                354,292
                                      12/31/2001        19.52              12.82                312,576
                                      12/31/2000        24.81*             19.52                149,430
ROYCE CAPITAL FUND SMALL-CAP
  PORTFOLIO                           12/31/2005      $  9.41            $ 10.09                244,500
                                      12/31/2004         8.17*              9.41                 85,206
WELLS FARGO ADVANTAGE VT DISCOVERY
  FUND(SM) (FORMERLY STRONG MID CAP
  GROWTH FUND II)                     12/31/2005      $ 16.94*           $ 14.21                571,068
                                      12/31/2004        14.39              16.94                455,021
                                      12/31/2003        10.86              14.39                424,282
                                      12/31/2002        17.61              10.86                351,842
                                      12/31/2001        25.76              17.61                264,967
                                      12/31/2000        36.15*             25.76                130,119
WILSHIRE VIT BALANCED FUND - HORACE
  MANN SHARES                         12/31/2005      $ 19.87            $ 20.46             12,018,094
                                      12/31/2004        18.59              19.87             13,033,346
                                      12/31/2003        15.74              18.59             13,967,082
                                      12/31/2002        17.38              15.74             14,684,684
                                      12/31/2001        17.42              17.38             16,148,759
                                      12/31/2000        17.27              17.42             17,434,293
                                      12/31/1999        18.90              17.27             22,591,194
                                      12/31/1998        19.82              18.90             21,781,222
                                      12/31/1997        18.94              19.82             18,709,483
                                      12/31/1996        18.00              18.94             15,151,785
WILSHIRE VIT EQUITY FUND - HORACE
  MANN SHARES                         12/31/2005      $ 21.47            $ 22.45             12,143,394
                                      12/31/2004        19.74              21.47             13,354,870
                                      12/31/2003        15.67              19.74             14,334,218
                                      12/31/2002        19.69              15.67             15,070,307
                                      12/31/2001        20.82              19.69             16,474,940
                                      12/31/2000        21.92              20.82             17,693,804
                                      12/31/1999        24.34              21.92             22,490,546
                                      12/31/1998        25.66              24.34             22,401,337
                                      12/31/1997        23.76              25.66             18,317,985
                                      12/31/1996        21.66              23.76             13,503,527

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                         YEAR       BEGINNING OF      VALUE END OF       OUTSTANDING END OF
            SUBACCOUNT                  ENDED          PERIOD            PERIOD                PERIOD
            ----------                ----------    ------------    -----------------    ------------------
WILSHIRE VIT INCOME FUND - HORACE
  MANN SHARES                         12/31/2005      $ 16.91            $ 17.03              1,260,463
                                      12/31/2004        16.32              16.91              1,201,525
                                      12/31/2003        15.39              16.32              1,128,161
                                      12/31/2002        14.27              15.39              1,105,681
                                      12/31/2001        13.27              14.27                896,686
                                      12/31/2000        12.24              13.27                806,285
                                      12/31/1999        13.24              12.24              1,032,770
                                      12/31/1998        13.00              13.24              1,006,166
                                      12/31/1997        12.69              13.00                718,041
                                      12/31/1996        13.03              12.69                817,803
WILSHIRE VIT INTERNATIONAL EQUITY
  FUND - HORACE MANN SHARES           12/31/2005      $ 11.67            $ 12.69              2,985,537
                                      12/31/2004        10.68              11.67              3,034,963
                                      12/31/2003         8.16              10.68              3,018,220
                                      12/31/2002        10.46               8.16              2,911,478
                                      12/31/2001        14.39              10.46              2,877,968
                                      12/31/2000        17.52              14.39              2,621,364
                                      12/31/1999        12.13              17.52              1,298,573
                                      12/31/1998        10.27              12.13                758,622
                                      12/31/1997        10.00*             10.27                451,401
WILSHIRE VIT SHORT-TERM INVESTMENT
  FUND - HORACE MANN SHARES           12/31/2005      $ 10.84            $ 10.98                233,981
                                      12/31/2004        10.85              10.84                248,645
                                      12/31/2003        10.87              10.85                400,991
                                      12/31/2002        10.82              10.87                351,839
                                      12/31/2001        10.42              10.82                209,583
                                      12/31/2000         9.89              10.42                174,299
                                      12/31/1999         9.98               9.89                143,624
                                      12/31/1998         9.99               9.98                125,460
                                      12/31/1997        10.03               9.99                114,103
                                      12/31/1996        10.00              10.03                112,004
WILSHIRE VIT SMALL CAP GROWTH
  FUND - HORACE MANN SHARES           12/31/2005      $ 11.88            $ 12.17              3,884,610
                                      12/31/2004        11.52              11.88              4,241,664
                                      12/31/2003         7.33              11.52              4,454,821
                                      12/31/2002        12.16               7.33              4,309,422
                                      12/31/2001        17.54              12.16              4,343,366
                                      12/31/2000        19.76              17.54              4,245,836
                                      12/31/1999        12.38              19.76              2,731,955
                                      12/31/1998        11.70              12.38              2,063,019
                                      12/31/1997        10.00*             11.70              1,219,124

                                                    ACCUMULATION
                                                     UNIT VALUE     ACCUMULATION UNIT    ACCUMULATION UNITS
                                         YEAR       BEGINNING OF      VALUE END OF       OUTSTANDING END OF
            SUBACCOUNT                  ENDED          PERIOD            PERIOD                PERIOD
            ----------                ----------    ------------    -----------------    ------------------
WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND - HORACE MANN SHARES           12/31/2005      $ 16.61            $ 17.25              4,346,986
                                      12/31/2004        14.85              16.61              4,566,563
                                      12/31/2003        11.70              14.85              4,696,964
                                      12/31/2002        13.70              11.70              4,762,269
                                      12/31/2001        14.96              13.70              4,931,921
                                      12/31/2000        13.81              14.96              4,744,087
                                      12/31/1999        12.99              13.81              4,001,791
                                      12/31/1998        12.10              12.99              2,513,258
                                      12/31/1997        10.00*             12.10                692,571



(1) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio



* Inception price on date Underlying Fund was added to the Separate Account, as shown on page 23.


     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 ("HMLIC's Home Office"), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 4 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the NYSE.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

THE UNDERLYING FUNDS


     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the investment strategy and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (217) 527-2307. You may also access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuities" link.



             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND      income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE FUND    income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

WILSHIRE VARIABLE INSURANCE     High current             Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND        income/Capital                        high total return until its target retirement
                                  appreciation                          date. Thereafter, the objective will be to
                                                                        seek high current income and, as a secondary
                                                                        objective, capital appreciation. The Wilshire
                                                                        VIT Funds are advised by Wilshire Associates
                                                                        Incorporated.

DAVIS VALUE PORTFOLIO           Long-term capital       Large value     Invests primarily in equity securities issued
                                  growth                                by companies with market capitalizations of
                                                                        at least $10 billion. The Portfolio Managers
                                                                        conduct extensive research to try to identify
                                                                        businesses that possess characteristics they
                                                                        believe foster the creation of long-term
                                                                        value, such as proven management, a durable
                                                                        franchise and business model, and sustainable
                                                                        competitive advantages. They aim to invest in
                                                                        such businesses when they are trading at a
                                                                        discount to their intrinsic worth. The Davis
                                                                        Value Portfolio is a series of the Davis
                                                                        Variable Account Fund and is advised by Davis
                                                                        Selected Advisers, L.P.

T. ROWE PRICE EQUITY INCOME     Long-term capital       Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                appreciation                          asset in common stocks, with 65% in the
                                                                        common stocks of well-established companies
                                                                        paying above-average dividends, with
                                                                        favorable prospects for both increasing
                                                                        dividends and capital appreciation. The T.
                                                                        Rowe Price Equity Income Portfolio VIP II is
                                                                        advised by T. Rowe Price Associates.

WILSHIRE VIT EQUITY FUND --     Long-term capital       Large value     The fund seeks long-term capital growth by
  HORACE MANN SHARES              growth                                investing primarily in equity securities.
                                                                        This is a moderately aggressive investment.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
FIDELITY VIP GROWTH & INCOME    Seeks high total        Large core      Invests primarily in common stocks with a
  PORTFOLIO SC2                   return through a                      focus on those that pay current dividends and
                                  combination of                        show potential for capital growth. The
                                  current income                        Fidelity VIP Growth and Income Portfolio is a
                                  and capital                           series of the Fidelity VIP Series and is
                                  appreciation.                         advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500          Seeks investment        Large core      The fund seeks to provide investment results
  PORTFOLIO SC2                   results that                          that correspond to the total return
                                  correspond to the                     performance of common stocks publicly traded
                                  total return of                       in the United States. The fund normally
                                  common stocks                         invests at least 80% of its assets in common
                                  publicly traded                       stocks included in the S&P 500. The Fidelity
                                  in the United                         VIP Index 500 Portfolio is a series of the
                                  States, as                            Fidelity VIP Series and is advised by
                                  represented by                        Fidelity Management & Research Co.
                                  the S&P 500

JPMORGAN U.S. LARGE CAP CORE    High total return       Large core      The fund seeks to provide high total return
  EQUITY PORTFOLIO(1)             from a portfolio                      from a portfolio of selected equity
                                  of selected                           securities. Under normal circumstances, the
                                  equity securities                     fund invests at least 80% of it assets (net
                                                                        assets, plus the amount of borrowings for
                                                                        investment purposes) in equity investments of
                                                                        large-cap U.S. companies. The JPMorgan U.S.
                                                                        Large Cap Core Equity Portfolio is a series
                                                                        of the J.P. Morgan Series Trust II and is
                                                                        advised by J.P. Morgan Investment Management
                                                                        Inc.

ALLIANCEBERNSTEIN VPS LARGE     Long-term capital      Large growth     The Portfolio invests primarily in the equity
  CAP GROWTH PORTFOLIO            growth                                securities of a limited number of large,
                                                                        carefully selected, high-quality U.S.
                                                                        companies. The AllianceBernstein Large Cap
                                                                        Growth Portfolio is a series of the
                                                                        AllianceBernstein Variable Products Series
                                                                        Fund and is advised by AllianceBernstein LP.

FIDELITY VIP GROWTH PORTFOLIO   Seeks to achieve       Large growth     The fund invests primarily in various common
  SC2                             capital                               stocks issued by companies that the advisor
                                  appreciation.                         believes have above-average growth potential,
                                                                        measured by earnings or revenue. The Fidelity
                                                                        VIP Growth Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Medium value     The Portfolio invests primarily in a
  INC. SMALL/MID CAP VALUE        growth                                diversified portfolio of equity securities of
  PORTFOLIO                                                             small- to mid-capitalization U.S. companies,
                                                                        generally representing 60 to 110 companies.
                                                                        The AllianceBernstein Variable Products
                                                                        Series Fund, Inc. Small/Mid Cap Value
                                                                        Portfolio is advised by AllianceBernstein
                                                                        L.P.

DREYFUS INVESTMENT PORTFOLIO:   Long-term capital       Medium core     Seeks investment returns that are greater
  MIDCAP STOCK PORTFOLIO --       growth                                than the total return performance of publicly
  SERVICE SHARES(1)                                                     traded common stocks of medium-size domestic
                                                                        companies in the aggregate, as represented by
                                                                        the Standard & Poor's MidCap 400 Index (S&P
                                                                        400). The Dreyfus Investment Portfolio:
                                                                        MidCap Stock Portfolio is advised by The
                                                                        Dreyfus Corporation.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
FIDELITY VIP MID CAP PORTFOLIO  Seeks long-term         Medium core     Invests at least 80% of total assets in
  SC2                             growth of                             common stocks of domestic companies with
                                  capital.                              medium market capitalization. The Fidelity
                                                                        VIP Mid Cap Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

DELAWARE VIP GROWTH             Long-term capital      Medium growth    Invests primarily in common stocks of
  OPPORTUNITIES                   growth                                medium-sized companies that have established
  SERIES -- SERVICE CLASS                                               themselves within the industry, but still
                                                                        have growth potential. The Delaware VIP
                                                                        Growth Opportunities Series is advised by
                                                                        Delaware Management Company, a series
                                                                        Delaware Management Business Trust, which is
                                                                        an indirectly wholly-owned subsidiary of
                                                                        Delaware Management Holdings, Inc.

LORD ABBETT SERIES FUND GROWTH  Capital                Medium growth    Seeks capital appreciation by normally
  OPPORTUNITIES PORTFOLIO(1)      appreciation                          investing at least 65% of its net assets in
                                                                        equity securities of mid-sized companies that
                                                                        show potential for growth. The Lord Abbett
                                                                        Series Fund -- Growth Opportunities Portfolio
                                                                        is advised by Lord, Abbett & Co. LLC.

PUTNAM VT VISTA FUND (IB        Capital                Medium growth    Invests mainly in common stocks of U.S.
  SHARES)                         appreciation                          companies, with a focus on growth stocks.
                                                                        Putnam VT Vista Fund is a series of the
                                                                        Putnam Variable Trust and is advised by
                                                                        Putnam Management.

ROYCE CAPITAL FUND SMALL-CAP    Long-term capital       Small value     Invests in small-cap companies using a
  PORTFOLIO                       growth                                disciplined value approach. The manager
                                                                        believes that investors in the Fund should
                                                                        have a long-term investment horizon of at
                                                                        least three-years. The Royce Capital Fund
                                                                        Small-Cap Portfolio is advised by Royce &
                                                                        Associated, LLC.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
GOLDMAN SACHS VIT STRUCTURED    Long-term capital       Small core      The Fund invests, under normal circumstances,
  SMALL CAP EQUITY FUND           growth                                at least 80% of its net assets plus any
                                                                        borrowings for investment purposes (measured
                                                                        at time of purchase) ("Net Assets") in a
                                                                        broadly diversified portfolio of equity
                                                                        investments in small-cap U.S. issuers,
                                                                        including foreign issuers that are traded in
                                                                        the United States.* However, it is currently
                                                                        anticipated that, under normal circumstances
                                                                        the Fund will invest at least 95% of its Net
                                                                        Assets in such equity investments. These
                                                                        issuers will have public stock market
                                                                        capitalizations (based upon shares available
                                                                        for trading on an unrestricted basis) similar
                                                                        to that of the range of the market
                                                                        capitalization of companies constituting the
                                                                        Russell 2000(R) Index at the time of
                                                                        investment. The Fund is not required to limit
                                                                        its investments to securities in the Russell
                                                                        2000(R) Index. In addition, if the market
                                                                        capitalization of a company held by the Fund
                                                                        moves outside this range, the Fund may, but
                                                                        is not required to, sell the securities. The
                                                                        capitalization range of the Russell 2000(R)
                                                                        Index is currently between $68 million and
                                                                        $2.4 billion. The Goldman Sachs VIT
                                                                        Structured Small Cap Equity Fund is a series
                                                                        of the Goldman Sachs Variable Insurance Trust
                                                                        and is advised by Goldman Sachs Asset
                                                                        Management, L.P.

ALLIANCEBERNSTEIN VPS FUND,     Long-term capital      Small growth     The Portfolio invests at least 80% of its net
  INC. SMALL CAP GROWTH           growth                                assets in equity securities of smaller
  PORTFOLIO                                                             companies. The Portfolio generally invests in
                                                                        a widely diversified portfolio of equity
                                                                        securities spread among many industries that
                                                                        offer the possibility of above-average
                                                                        earnings growth. The AllianceBernstein VPS
                                                                        Small Cap Growth Portfolio is advised by
                                                                        AllianceBernstein L.P.

DELAWARE VIP TREND SERIES --    Long-term capital      Small growth     Invests primarily in stocks of small growth-
  SERVICE CLASS                   growth                                oriented or emerging companies that, we
                                                                        believe, are responsive to changes within the
                                                                        marketplace and which we believe have the
                                                                        fundamental characteristics to support
                                                                        continued growth. The Delaware VIP Trend
                                                                        Series is advised by Delaware Management
                                                                        Company, a series Delaware Management
                                                                        Business Trust, which is an indirectly
                                                                        wholly-owned subsidiary of Delaware
                                                                        Management Holdings, Inc.

WILSHIRE VIT SMALL CAP GROWTH   Long-term capital      Small growth     Invests in small cap equity securities (less
  FUND -- HORACE MANN SHARES      growth                                than $2.5 billion at the time of investment)
                                                                        considered to have earnings growth potential.
                                                                        The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS           Seeks long-term        International    Invests at least 80% of total assets in
  PORTFOLIO SC2                   growth of                             foreign securities. The fund normally invests
                                  capital.                              primarily in common stocks. The Fidelity VIP
                                                                        Overseas Portfolio is a series of the
                                                                        Fidelity VIP Series and is advised by
                                                                        Fidelity Management & Research Co.

             NAME                    OBJECTIVE        INVESTMENT TYPE          INVESTMENT STRATEGY AND ADVISER
             ----                    ---------        ---------------          -------------------------------
WILSHIRE VIT INTERNATIONAL      Long-term capital      International    Seeks long-term capital growth primarily
  EQUITY FUND -- HORACE MANN      growth                                through diversified holding of marketable
  SHARES                                                                foreign equity investments. Invests in the
                                                                        stock of large, well-managed, non-U.S.
                                                                        companies. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY           Long-term capital        Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND -- HORACE      growth                                diversified portfolio composed primarily of
  MANN SHARES                                                           marketable equity securities that the
                                                                        subadviser determines are socially
                                                                        responsible. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY       Current                 Real estate     The Fund typically invests at least 80% of
  FUND, INC.                      income/Capital                        its total assets in real estate securities
                                  appreciation                          such as real estate investment trusts
                                                                        (REITs). The Cohen & Steers VIF Realty Fund
                                                                        is advised by Cohen & Steers Capital
                                                                        Management, Inc.

FIDELITY VIP HIGH INCOME        Seeks a high level         Bond         Invests in income-producing debt securities,
  PORTFOLIO SC2                   of current                            preferred stocks and convertible securities,
                                  income, while                         with an emphasis on low-quality debt
                                  also considering                      securities. The Fidelity VIP High Income
                                  growth of                             Portfolio is a series of the Fidelity VIP
                                  capital.                              Series and is advised by Fidelity Management
                                                                        & Research Co.

FIDELITY VIP INVESTMENT GRADE   Seeks as high a            Bond         Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2              level of current                      investment-grade bonds. The fund invests
                                  income as is                          across different market sectors and
                                  consistent with                       maturities. The Fidelity VIP Investment Grade
                                  the preservation                      Bond Portfolio is a series of the Fidelity
                                  of capital.                           VIP Series and is advised by Fidelity
                                                                        Management & Research Co.

WILSHIRE VIT INCOME FUND --     Current income             Bond         Seeks to achieve a long-term total rate of
  HORACE MANN SHARES                                                    return in excess of U.S. bond market over a
                                                                        full-market cycle. The Wilshire VIT Funds are
                                                                        advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM         Current                    Bond         Seeks to realize maximum current income to
  INVESTMENT FUND -- HORACE     income/Preservation                     the extent consistent with liquidity.
  MANN SHARES                     of capital                            Preservation of principal is a secondary
                                                                        objective. The Wilshire VIT Funds are advised
                                                                        by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED FUND --   Capital                  Balanced       Seeks to realize a high, long-term total rate
  HORACE MANN SHARES              growth/Current                        of return consistent with prudent investment
                                  income                                risks. The Wilshire VIT Funds are advised by
                                                                        Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE     Current                Money Market     The fund invests in high-quality, short-term
  PORTFOLIO                     income/Preservation                     securities with maturities of 13 months or
                                  of capital                            less. The T. Rowe Price Prime Reserve
                                                                        Portfolio is advised by T. Rowe Price
                                                                        Associates.



(1) On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating premium payments to the following Subaccounts, Contract Owners may continue those allocations.



       JPMorgan U.S. Large Cap Core Equity Portfolio


       Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


       Lord Abbett Series Fund Growth Opportunities Portfolio

     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.



     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.



     PROPOSED SUBSTITUTIONS -- In May 2006, We intend to file an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain Underlying Funds (the "New Underlying Funds") for shares of certain other Underlying Funds (the "Old Underlying Funds"). We anticipate replacing the following Old Underlying Funds with the following New Underlying Funds as investment options under the Contract:



              OLD UNDERLYING FUND                                      NEW UNDERLYING FUND
              -------------------                                      -------------------
U.S. Large Cap Core Equity Portfolio of the J.P.          Service Class 2 shares of the Growth & Income
             Morgan Series Trust II                           Portfolio of Fidelity Variable Insurance
                                                                         Products Fund III

Service shares of the MidCap Stock Portfolio of          Service Class 2 shares of the Mid Cap Portfolio
         Dreyfus Investment Portfolios                      of Fidelity Variable Insurance Products Fund
                                                                                III

 Growth Opportunities Portfolio of Lord Abbett           Service Class shares of the Delaware VIP Growth
               Series Fund, Inc.                           Opportunities Series of the Delaware VIP Trust

Small Cap Growth Portfolio of the Credit Suisse           Service Class shares of the Delaware VIP Trend
                     Trust                                        Series of the Delaware VIP Trust



     The proposed substitutions will not be carried out unless a majority of the outstanding interests invested in the Old Underlying Funds as of a to-be-specified record date approve the substitutions. We anticipate that, if SEC approval is granted, Contract Owner approval is obtained, and all of the systems needed to perform the substitutions are in place, We will effect the substitutions sometime during the fourth quarter of 2006. To the extent required by law, approvals of these proposed substitutions also will be obtained from the state insurance regulators in certain jurisdictions. Contract Owners invested in the Old Underlying Funds as of the record date will receive detailed information about the proposed substitutions.



     We propose to carry out the proposed substitutions by redeeming shares of the Old Underlying Funds and purchasing shares of the corresponding New Underlying Funds. Any Variable Cash Value that You have allocated to a Subaccount investing in the Old Underlying Fund(s) on the date of the substitutions will, in effect, be transferred to a Subaccount investing in the corresponding New Underlying Fund(s) without charge (including Surrender Charge). In addition, following the substitution, any allocations of Variable Cash Value to or from the Subaccounts investing in the Old Underlying Funds (for example, in connection with the dollar cost averaging program and the rebalancing program) will be allocations to or from the Subaccounts investing in the New Underlying Funds.



     Although We do not impose a charge for transfers or limit the number of transfers permitted each year, We may otherwise limit transfers in certain situations (such as market timing transfers). However, from May, 2006 through 30 days following the date of the proposed substitutions, You may make one transfer of Variable Cash Value from a Subaccount investing in the Old Underlying Fund(s) (before the substitutions) or the New Underlying Fund(s) (after the substitutions) to any other available Subaccount(s) without charge (including Surrender Charge) or limitation. In addition, We will not exercise any rights We may have under Your Contract to impose restrictions or charges on transfers until at least 30 days after the proposed substitutions occur.



     The New Underlying Funds are described in more detail in their current prospectuses. All Contract Owners have received or will receive a current prospectus for each New Underlying Fund prior to the substitutions. These prospectuses describe the New Underlying Funds' investment policies, risks, fees and expenses, and all other aspects of their operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY NEW UNDERLYING FUND WILL ACHIEVE ITS STATED OBJECTIVES.



     CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE UNDERLYING FUNDS -- An investment adviser or a sub-adviser of an Underlying Fund (or its affiliates) may compensate Us and/or certain affiliates for administrative or other services provided with respect to the Underlying Funds. The amount of the compensation generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.



     SELECTION OF FUNDS -- We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or sub-adviser or an affiliate will compensate us or Our affiliates for providing certain administrative and other services, as described above. We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium payments and/or transfers if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



     ADDITION, DELETION, OR SUBSTITUTION OF FUNDS -- We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission ("SEC") and any state governmental agency, to the extent required by the Investment Company Act of 1940 ("1940 Act") or other applicable law.



     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

THE CONTRACT


CONTRACT OWNERS' RIGHTS

     A Contract may be issued on a non-qualified basis. Non-qualified Contracts are subject to certain tax restrictions. See "Tax Consequences."


     Unless otherwise provided by law, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms.


     This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

PURCHASING THE CONTRACT

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may be offered and sold through independent agents and other broker/dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

     In order to purchase the Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire.


     Applications are to be sent to HMLIC's Home Office. If Your application is complete and has been received at Our Home Office, We will issue Your Contract. Any initial premium received with a complete application will be credited within two business days of receipt. We deem receipt to occur on a Valuation Date if We receive Your properly completed application at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.



     Although We do not anticipate delays in Our receipt and processing of applications or premium payment, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.



CANCELING THE CONTRACT



     Subject to state insurance laws, you have the right to cancel the Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to us as Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals or (2) the Total Accumulation Value within 10 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.


PREMIUM PAYMENTS


     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually.



     ALLOCATION OF NET PREMIUM PAYMENTS -- All or part of Your Net Premium payments made may be allocated to one or more Subaccounts. The minimum premium payment amount allocated to any Subaccount in any given Contract year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested.



     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges.



     Accumulation Units are valued on each Valuation Date. The Accumulation Unit Value for each Subaccount was determined for the date and for the value indicated below. The date for the Wilshire VIT Equity, Balanced, Income and Short-Term Investment Funds -- Horace Mann Shares refers to the date Wellington Management became their investment adviser. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate

Fund were added to the Separate Account on May 1, 2006 and therefore no information for these funds is included.



                                                                                   ACCUMULATION
SUBACCOUNT                                                                DATE      UNIT VALUE
----------                                                                ----      ----------
Davis Value Portfolio                                                   09/05/00       11.55
Wilshire VIT Equity Fund -- Horace Mann Shares                          11/01/89       21.62
Fidelity VIP Growth & Income Portfolio SC 2                             09/05/00       16.04
Fidelity VIP Index 500 Portfolio SC 2                                   09/05/00      169.89
JPMorgan U.S. Large Cap Core Equity Portfolio                           09/05/00       17.20
AllianceBernstein VPS Large Cap Growth Portfolio                        09/05/00       40.86
Fidelity VIP Growth Portfolio SC 2                                      09/05/00       53.19
Dreyfus Investment Portfolio: MidCap Stock Portfolio -- Service Shares  06/01/04       16.01
Fidelity VIP Mid Cap Portfolio SC 2                                     09/05/00       20.04
Delaware VIP Growth Opportunities Series -- Service Class               06/01/04       14.31
Lord Abbett Series Fund Growth Opportunities Portfolio                  06/01/04       12.08
Putnam VT Vista Fund (IB Shares)                                        09/05/00       24.81
Wells Fargo Advantage VT Discovery Fund(SM)                             09/05/00       36.15
Royce Capital Fund Small-Cap Portfolio                                  06/01/04        8.17
Goldman Sachs VIT Structured Small Cap Equity Fund                      06/01/04       13.12
Delaware VIP Trend Series -- Service Class                              06/01/04       28.68
Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares                03/10/97       10.00
Fidelity VIP Overseas Portfolio SC 2                                    09/05/00       23.33
Wilshire VIT International Equity Fund -- Horace Mann Shares            03/10/97       10.00
Wilshire VIT Socially Responsible Fund -- Horace Mann Shares            03/10/97       10.00
Fidelity VIP High Income Portfolio SC 2                                 09/05/00        9.92
Fidelity VIP Investment Grade Bond Portfolio SC 2                       09/05/00       12.03
Wilshire VIT Income Fund -- Horace Mann Shares                          11/01/89       13.32
Wilshire VIT Short-Term Investment Fund -- Horace Mann Shares           11/01/89       11.20
Wilshire VIT Balanced Fund -- Horace Mann Shares                        11/01/89       16.51



     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:


     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

     - No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
     - Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

     You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.


     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section.



     CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.



     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to us) at HMLIC's Home Office unless a future date is requested.



     On and after May 1, 2006, no new transfers are allowed to the following
Subaccounts:



    JPMorgan U.S. Large Cap Core Equity Portfolio


    Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


    Lord Abbett Series Fund Growth Opportunities Portfolio



     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one existing investment option into as many as 10 other investment options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.



     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after May 1, 2006, no new dollar cost averaging programs are allowed to start to the following Subaccounts:



    JPMorgan U.S. Large Cap Core Equity Portfolio


    Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


    Lord Abbett Series Fund Growth Opportunities Portfolio



     If You are currently participating in the dollar cost averaging program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any dollar cost averaging program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     REBALANCING -- Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.



     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your portfolio value into as many as 10 other investment options. You may request rebalancing by the same means as described above for transfers.



     Rebalancing will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Annuities" section.


     All requests must identify the Contract Owner's name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or company website.


     On and after May 1, 2006, no new rebalancing programs are allowed to start to the following Subaccounts:



    JPMorgan U.S. Large Cap Core Equity Portfolio


    Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


    Lord Abbett Series Fund Growth Opportunities Portfolio

     If You are currently participating in the rebalancing program with an allocation to any of these Subaccounts, You may continue that program provided that the program and the allocation to that Subaccount(s) were in effect prior to May 1, 2006. Any rebalancing program that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     CHANGES TO PREMIUM PAYMENT ALLOCATIONS -- A Contract Owner may elect to change the allocation of future net premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing HMLIC's website at www.horacemann.com and looking in the "Annuities" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner's name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by HMLIC's Home Office. See "Other Information -- Forms Availability."



     On and after May 1, 2006, new Contracts may not have allocations to the following Subaccounts, and existing Contracts may not begin or increase allocations to the following Subaccounts:



    JPMorgan U.S. Large Cap Core Equity Portfolio


    Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares


    Lord Abbett Series Fund Growth Opportunities Portfolio



     Any premium allocation that includes one of these Subaccounts, will be changed to the appropriate Subaccount if the proposed substitutions are completed.



     MARKET TIMING -- The Contracts and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers of Variable Cash Value among the Subaccounts. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.



     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract.



     Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one to two business days of any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.



     If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.



     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.



     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.



     Contract Owners should be aware, however, that We expect to be contractually obligated by the Underlying Funds to prohibit transfers by Contract Owners who are identified by an Underlying Fund as market timers, and to provide Contract Owner transaction data to the Underlying Funds.



     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- A Contract Owner may surrender the contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.


     The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in HMLIC's Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalties resulting from premature distribution. See "Tax Consequences."


     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, Horace Mann form to Horace Mann Life Insurance Company at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will only be accepted if the proceeds are sent to the Contract Owner and the request is sent to (217) 527-2307. Telefacsimile (FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other Information -- Forms Availability."



     Partial withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at HMLIC's Home Office, or at the next computed value following receipt of a valid request at HMLIC's Home Office.



     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.


     Surrenders and partial withdrawals from any Variable Subaccount are subject to the Surrender Charges shown in "Deductions and Expenses -- Surrender Charges."

     Surrender Charges are applied to the withdrawals based on the effective date of the contract and not on the date the premium payment is paid.


     The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3,000 X 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.



     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).


     If premium taxes are deducted prior to surrender or partial withdrawal, any reduction of HMLIC's premium tax liability due to the surrender or partial withdrawal will be to HMLIC's benefit.


     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a valid request is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.



     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.



     If You have submitted a check or draft to Our Home Office, We may defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.



     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.


     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

DEDUCTIONS AND EXPENSES


     We make certain charges and deductions under the Contract. These charges and deductions compensate us for services and benefits We provide, costs and expenses We incur, and risks We assume.



SERVICES AND BENEFITS WE PROVIDE:



     -  the death benefit, and cash benefits under the Contracts


     -  investment options, including Net Premium allocations


     -  administration of elective options


     -  the distribution of reports to Contract Owners


     -  Annuity Payment options



COSTS AND EXPENSES WE INCUR:



     - costs associated with processing applications and with issuing and administering the Contracts


     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts


     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees



RISKS WE ASSUME:



     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct


     ANNUAL MAINTENANCE FEE -- An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed.

     We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when Annuity Payments begin.

     The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.


     SURRENDER CHARGES -- A Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Surrender Charges for Your Contract are:


 Surrender Charges
During Contract Year  Surrender Charge
--------------------  ----------------
         1                    8%
         2                  7.5%
         3                    7%
         4                    6%
         5                    5%
         6                    4%
         7                    3%
         8                    2%
         9                    1%
     Thereafter               0%


     For further information regarding surrender or partial withdrawals see "Surrender or Withdrawal Before Commencement of Annuity Period." In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details.


     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund's prospectus.


     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's place of residence.


DEATH BENEFIT PROCEEDS


     If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to us.



     If there have been no previous withdrawals or loans then the death benefit is the greater of:


     1.  the Total Accumulation Value; or

     2.  the Net Premium paid to HMLIC.

     If withdrawals or loans have been taken then the death benefit is the greater of:



     1.  the Total Accumulation Value remaining after the withdrawal(s); or



     2. the Net Premium paid to HMLIC, less the Net Premium attributable to withdrawals.



     For example, if a Contract Owner's Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).


     All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under "Annuity
Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate. Any part of a Contract Owner's interest payable to a minor child will be paid to the child's legal guardian for the benefit of the child.

ANNUITY PAYMENTS


     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a properly completed request form must be received by HMLIC's Home Office. The request will be processed so that the Annuity Payments begin as of the first of the month following the month of receipt unless a later date is requested and approved by HMLIC. If a fixed payment option is elected, the Separate Account value will be transferred to the fixed account on the date the request is received in HMLIC's Home Office. In addition, if a Variable payment is elected, any money in the fixed account will be transferred to the Separate Account on the date We receive the request in HMLIC's Home Office. Your Net Premium payment allocation(s) will be changed to the fixed account or Separate Account, depending on the payment option elected. Not all Subaccount(s) may be available for annuity payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. See "Other Information -- Forms Availability" and "Tax Consequences."


     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments are paid only on a monthly basis. If the Contract value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20
YEARS -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Annuity payments for this annuity option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.


     Guaranteed annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Annuitant dies before all guaranteed annuity payments have been made, the remaining guaranteed annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.


     After the Annuity Date, this annuity option cannot be changed and withdrawals cannot be made.

     PAYMENTS FOR A SPECIFIED PERIOD -- Annuity payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the surrender charge period. This option is available on a fixed payment basis only.


     Annuity payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Annuitant dies before all annuity payments have been made, the remaining annuity payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled. All distributions upon death must comply with IRC Section 72(s). (See "Taxation of Non-Qualified Contracts.")



     After the Annuity Date, the Contract Owner may change this annuity option, withdraw a portion of the Annuitized Value or surrender this option. Any change or withdrawal the Contract Owner makes may affect annuity payments and may have tax consequences. Surrender Charges may apply. If the Contract Owner surrenders this option, annuity payments will cease and the contract will terminate. Thereafter, HMLIC will be free of any liability for this terminated contract.


     JOINT AND SURVIVOR ANNUITY -- Annuity payments are made to the Contract Owner beginning with the Annuity Date. The annuity payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

     The available survivor options are to pay during the lifetime of the survivor: (1) 50 percent; (2) two-thirds; or (3) 100 percent of the annuity payments paid (or the number of Annuity Units) while both Annuitants were living.

     Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, annuity payments cease.

     If the Contract Owner dies while at least one Annuitant is living, the remaining annuity payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this annuity option cannot be changed and Surrenders cannot be made.

     The Annuitized Value applied to purchase variable annuity payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for annuity payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a variable annuity option will be the same amount as the initial monthly annuity payment purchased per $1,000 applied to the corresponding fixed annuity option.

     OTHER INCOME OPTIONS -- If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

     a. receive the proceeds in a lump sum less any applicable Surrender Charges, or

     b.  elect any other option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     In general, the dollar amount of Annuity Payments under the Contract depends on Contract value. Contract value equals the value of the fixed portion of the Contract plus the value of each Subaccount. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.


     Contract value may be more or less than the amount of Net Premium payments allocated to the Contract.



     FIXED ANNUITY PAYMENTS -- The amount of each payment under a fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change as a result of investment, mortality or expense experience. Higher Annuity Payments may be made at the sole discretion of HMLIC.



     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date, less any deductions We may make for premium taxes; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income Annuity Payment selected and adjusted age of the Annuitant(s).


     The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. Under that option, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

     ASSUMED INTEREST RATE -- The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.


     ANNUITY UNIT VALUE -- The Annuity Unit Value for the Wilshire VIT Equity Fund -- Horace Mann Shares, Wilshire VIT Balanced Fund -- Horace Mann Shares and Wilshire VIT Income Fund -- Horace Mann Shares Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/ Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by

     - dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions,

     - by the net asset value of a share on the Valuation Date of the preceding Valuation Period,

     -  and multiplying this result by the investment multiplier.

     If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 6% per year. Any underpayments including 6% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

MODIFICATION OF THE CONTRACT

     The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their net premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then
(i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

TAX CONSEQUENCES



     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.



     When You invest in an annuity contract, You usually do not pay taxes on Your investment gains until You withdraw the money -- generally for retirement purposes. If You invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, Your Contract is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract.



TAXATION OF NON-QUALIFIED CONTRACTS



     NON-NATURAL PERSON -- If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.



     The following discussion generally applies to Contracts owned by natural persons.



     WITHDRAWALS -- When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.



     PENALTY TAX ON CERTAIN WITHDRAWALS -- in the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:



     -  made on or after the taxpayer reaches age 59 1/2


     -  made on or after the death of a Contract Owner;


     -  attributable to the taxpayer becoming disabled; or


     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.



     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.



     ANNUITY PAYMENTS -- Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow You to recover Your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.



     TAXATION OF DEATH BENEFIT PROCEEDS -- Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



     REQUIRED DISTRIBUTIONS -- Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.



     The Non-Qualified Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



     OWNER CONTROL -- In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case the contract owners have been currently taxed on income and gains attributable to the variable account assets.



     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.



     WITHHOLDING -- Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



     MULTIPLE CONTRACTS -- All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.



     FURTHER INFORMATION -- We believe that the Contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption.



FEDERAL ESTATE TAXES



     While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX



     Under certain circumstances, the Internal Revenue Code (the "Code") may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.



ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



     The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.



FOREIGN TAX CREDITS



     We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.



POSSIBLE TAX LAW CHANGES



     Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.



     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


SEPARATE ACCOUNT

     The operations of the Separate Account form part of the operations of HMLIC; however, the IRC provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a full or partial withdrawal is made.


VOTING RIGHTS


     Each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.


     The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting. As long as such action is required by law: shares for which no instructions are received are voted in the same proportion as the shares for which instructions have been received; and any Underlying Fund shares attributable to investment by HMLIC will be voted in proportion to the vote by Contract Owners who have Separate Account units. Contract Owners receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares.

OTHER INFORMATION


     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.


     REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Contract. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. Statements contained in this prospectus as to the content of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to these instruments as filed.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.


     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).


ADDITIONAL INFORMATION

     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                       PAGE
-----                                       ----
General Information and History              1
Tax Status of the Contracts                  1
Underwriter                                  2
Independent Registered Public Accounting
  Firm                                       2
Financial Statements                         2



     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030
(toll-free).


     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:


------- Statement of Additional Information dated May 1, 2006 for the Separate Account


Please mail the above document to:

-----------------------------------------------------------
(Name)

-----------------------------------------------------------
(Address)

-----------------------------------------------------------
(City/State/Zip)

                                   MAY 1, 2006


                       STATEMENT OF ADDITIONAL INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

            Individual Flexible Payment and Individual Single Payment
                       Variable Deferred Annuity Contracts

                       Horace Mann Life Insurance Company


This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Qualified and/or Non- Qualified prospectuses for single premium or flexible premium Variable annuity Contracts dated May 1, 2006. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.




May 1, 2006

TABLE OF CONTENTS



TOPIC                                                                       PAGE
--------------------------------------------------------------------------  ----
General Information and History ..........................................     1
Tax Status of the Contracts ..............................................     1
Underwriter ..............................................................     2
Independent Registered Public Accounting Firm ............................     2
Financial Statements .....................................................     2



Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.



TAX STATUS OF THE CONTRACTS



Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.



DIVERSIFICATION REQUIREMENTS--The Internal Revenue Code ("Code") requires that the investments of the Separate Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. We intend that each Subaccount, through the Underlying Fund in which it invests, will satisfy these diversification requirements.



CONTRACT OWNER CONTROL--In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



REQUIRED DISTRIBUTIONS--To be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how interest in the Non-Qualified contract will be distributed in the event of the death of any owner of the Non-Qualified contract. Specifically, Section 72(s) requires that (a) if any Contract Owner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such contract owner's death; and (b) if any contract owner dies before the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such contract owner's death. These requirements will be considered satisfied as to any portion of a contract owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the contract owner's death. The designated beneficiary refers to a natural person designated by the contract owner as a beneficiary and to whom the death benefit is payable. However, if the designated beneficiary is the surviving spouse of the deceased contract owner, the contract may be continued with the surviving spouse as the new contract owner.



Contracts providing non-qualified retirement annuities (i.e., Contracts sold independently of any formal retirement or pension plan) contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to Contracts sold as investment vehicles for Qualified Plans.



UNDERWRITER



HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the NASD. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. During fiscal years 2005, 2004 and 2003, the amounts paid to HM Investors in connection with all Contracts sold through the Separate Account were $6,648,873, $5,738,938 and $4,723,014, respectively. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.



HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as "selling firms."). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the contract.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of the Separate Account as of December 31, 2005, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.



The KPMG LLP report dated April 26, 2006 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation--Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.



FINANCIAL STATEMENTS



Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Horace Mann Life Insurance Company Separate Account
   and
The Board of Directors and Stockholders
Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets for each of the sub-accounts, listed in note 1, comprising the Horace Mann Life Insurance Company Separate Account (the Account) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the each of the respective sub-accounts of the Horace Mann Life Insurance Company Separate Account as of December 31, 2005, the results of its operations for the year then ended; the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, Illinois

April 26, 2006

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF NET ASSETS

DECEMBER 31, 2005

                                ACCOUNT DIVISION

                                                        ALLIANCE                                                CREDIT SUISSE
                                                        BERNSTEIN                               ARIEL             SMALL CO.
                                                       LARGE GROWTH           ARIEL          APPRECIATION          GROWTH
                                                        PORTFOLIO             FUND               FUND             PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value             $    24,631,711    $    31,246,811    $    46,884,762    $     4,141,603
----------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                          $    24,631,711    $    31,246,811    $    46,884,762    $     4,141,603
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                    24,631,711         31,246,811         46,884,762          4,141,603
                 Retired Contract Owners                           --                 --                 --                 --
----------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                     $    24,631,711    $    31,246,811    $    46,884,762    $     4,141,603
----------------------------------------------------------------------------------------------------------------------------------

              Total units                                     939,736            575,997            960,327            231,016
              Blended unit value (Net assets
              divided by total units held)            $         26.21    $         54.25    $         48.82    $         17.93

INVESTMENTS
              Cost of investments                     $    21,452,083    $    27,747,668    $    40,880,375    $     3,504,566
              Unrealized appreciation
                (depreciation) on investments         $     3,179,628    $     3,499,143    $     6,004,387    $       637,037

              Number of shares in
                underlying mutual funds                       928,097            624,062          1,003,527            278,147

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                                  5                762              1,213                  7
    M&E Rate .0029                                                 --                 --                 --                 --
    M&E Rate .0039                                                 --                 --                 --                 --
    M&E Rate .0095                                             53,264             41,472             65,006              9,811
    M&E Rate .0125                                            886,467            533,763            894,108            221,198
    Retired Payout                                                 --                 --                 --                 --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                    $         27.99    $         57.42    $         51.67    $         19.16
    M&E Rate .0029                                    $            --    $            --    $            --    $            --
    M&E Rate .0039                                    $            --    $            --    $            --    $            --
    M&E Rate .0095                                    $         26.48    $         54.92    $         49.43    $         18.16
    M&E Rate .0125                                    $         26.20    $         54.19    $         48.77    $         17.92
    Retired Payout                                    $            --    $            --    $            --    $            --

                                                                            DELAWARE          DELAWARE          DREYFUS MIDCAP
                                                           DAVIS           VIP GROWTH         VIP TREND              STOCK
                                                           VALUE          OPPORTUNITIES         SERIES              SERVICE
                                                         PORTFOLIO        SERVICE CLASS      SERVICE CLASS           SHARES
------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value             $     8,923,632    $       551,397    $       382,003    $       655,376
------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                          $     8,923,632    $       551,397    $       382,003    $       655,376
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                     8,923,632            551,397            382,003            655,376
                 Retired Contract Owners                           --                 --                 --                 --
------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                     $     8,923,632    $       551,397    $       382,003    $       655,376
------------------------------------------------------------------------------------------------------------------------------

              Total units                                     715,147             31,967             12,090             34,024
              Blended unit value (Net assets
              divided by total units held)            $         12.48    $         17.25    $         31.60    $         19.26

INVESTMENTS
              Cost of investments                     $     7,280,299    $       503,382    $       351,179    $       606,173
              Unrealized appreciation
                (depreciation) on investments         $     1,643,333    $        48,015    $        30,824    $        49,203

              Number of shares in
                underlying mutual funds                       698,796             31,365             11,875             34,385

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                                 17                 --                 --                 --
    M&E Rate .0029                                                 --                 --                 --                 --
    M&E Rate .0039                                                 --                 --                 --                 --
    M&E Rate .0095                                             56,528              2,905              3,182              3,119
    M&E Rate .0125                                            658,602             29,062              8,908             30,905
    Retired Payout                                                 --                 --                 --                 --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                    $         13.41    $            --    $            --    $            --
    M&E Rate .0029                                    $            --    $            --    $            --    $            --
    M&E Rate .0039                                    $            --    $            --    $            --    $            --
    M&E Rate .0095                                    $         12.76    $         17.32    $         31.71    $         19.35
    M&E Rate .0125                                    $         12.45    $         17.24    $         31.56    $         19.25
    Retired Payout                                    $            --    $            --    $            --    $            --

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF NET ASSETS

DECEMBER 31, 2005

                                ACCOUNT DIVISION

                                                                            FIDELITY VIP
                                                        FIDELITY VIP          GROWTH &          FIDELITY VIP          FIDELITY VIP
                                                           GROWTH              INCOME           HIGH INCOME            INDEX 500
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO             PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value              $    36,781,835     $    13,629,896     $     3,712,402      $    46,968,476
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                           $    36,781,835     $    13,629,896     $     3,712,402      $    46,968,476
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                     36,781,835          13,629,896           3,712,402           46,968,476
                 Retired Contract Owners                            --                  --                  --                   --
------------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                      $    36,781,835     $    13,629,896     $     3,712,402      $    46,968,476
------------------------------------------------------------------------------------------------------------------------------------

              Total units                                    1,089,993             900,219             375,022              334,313
              Blended unit value (Net assets
              divided by total units held)             $         33.75     $         15.14     $          9.90      $        140.49

INVESTMENTS
              Cost of investments                      $    34,490,008     $    11,880,995     $     3,962,520      $    41,504,376
              Unrealized appreciation
                (depreciation) on investments          $     2,291,827     $     1,748,901     $      (250,118)     $     5,464,100

              Number of shares in
                underlying mutual funds                      1,104,892             938,051             610,592              333,867

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                                   4               3,612                  20                  379
    M&E Rate .0029                                                  --                  --                  --                   --
    M&E Rate .0039                                                  --                  --                  --                   --
    M&E Rate .0095                                              58,033              75,258              53,858               20,080
    M&E Rate .0125                                           1,031,956             821,349             321,144              313,854
    Retired Payout                                                  --                  --                  --                   --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                     $         36.05     $         16.15     $         10.55      $        150.30
    M&E Rate .0029                                     $            --     $            --     $            --      $            --
    M&E Rate .0039                                     $            --     $            --     $            --      $            --
    M&E Rate .0095                                     $         34.16     $         15.35     $         10.07      $        138.47
    M&E Rate .0125                                     $         33.72     $         15.12     $          9.87      $        140.61
    Retired Payout                                     $            --     $            --     $            --      $            --

                                                                                                               GOLDMAN SACHS VIT
                                                    FIDELITY VIP        FIDELITY VIP        FIDELITY VIP          CORE SMALL
                                                  INVESTMENT GRADE        MID CAP             OVERSEAS            CAP EQUITY
                                                   BOND PORTFOLIO        PORTFOLIO            PORTFOLIO               FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value         $    18,114,564      $    37,911,433     $    18,891,099     $       963,337
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                      $    18,114,564      $    37,911,433     $    18,891,099     $       963,337
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                18,114,564           37,911,433          18,891,099             963,337
                 Retired Contract Owners                       --                   --                  --                  --
--------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                 $    18,114,564      $    37,911,433     $    18,891,099     $       963,337
--------------------------------------------------------------------------------------------------------------------------------

              Total units                               1,157,690            1,126,756             835,516              61,281
              Blended unit value (Net assets
              divided by total units held)        $         15.65      $         33.65     $         22.61     $         15.72

INVESTMENTS
              Cost of investments                 $    18,610,374      $    24,746,258     $    14,594,811     $       990,000
              Unrealized appreciation
                (depreciation) on investments     $      (495,810)     $    13,165,175     $     4,296,288     $       (26,663)

              Number of shares in
                underlying mutual funds                 1,441,096            1,093,494             924,222              69,156

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                             16                3,453                 823                  --
    M&E Rate .0029                                             --                   --                  --                  --
    M&E Rate .0039                                             --                   --                  --                  --
    M&E Rate .0095                                        150,226               65,985              60,211               3,497
    M&E Rate .0125                                      1,007,448            1,057,318             774,482              57,784
    Retired Payout                                             --                   --                  --                  --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                $         16.70      $         35.90     $         24.14     $            --
    M&E Rate .0029                                $            --      $            --     $            --     $            --
    M&E Rate .0039                                $            --      $            --     $            --     $            --
    M&E Rate .0095                                $         15.82      $         34.12     $         22.95     $         15.79
    M&E Rate .0125                                $         15.62      $         33.61     $         22.58     $         15.72
    Retired Payout                                $            --      $            --     $            --     $            --

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF NET ASSETS

DECEMBER 31, 2005

                                ACCOUNT DIVISION

                                                         J.P. MORGAN        LORD ABBETT          NEUBERGER
                                                       U.S. DISCIPLINED     SERIES FUND           BERMAN               PUTNAM
                                                            EQUITY             GROWTH             GENESIS             VT VISTA
                                                          PORTFOLIO         OPPORTUNITIES           FUND                FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value              $    17,808,996     $     1,125,612     $    25,426,518     $     7,039,902
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                           $    17,808,996     $     1,125,612     $    25,426,518     $     7,039,902
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                     17,808,996           1,125,612          25,426,518           7,039,902
                 Retired Contract Owners                            --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                      $    17,808,996     $     1,125,612     $    25,426,518     $     7,039,902
------------------------------------------------------------------------------------------------------------------------------------

              Total units                                    1,345,469              82,433             799,007             469,180
              Blended unit value (Net assets
              divided by total units held)             $         13.24     $         13.65     $         31.82     $         15.00

INVESTMENTS
              Cost of investments                      $    16,123,021     $     1,069,439     $    18,894,005     $     5,427,936
              Unrealized appreciation
                (depreciation) on investments          $     1,685,975     $        56,173     $     6,532,513     $     1,611,966

              Number of shares in
                underlying mutual funds                      1,309,484              81,982             896,246             505,014

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                                  12                  --               1,998                   8
    M&E Rate .0029                                                  --                  --                  --                  --
    M&E Rate .0039                                                  --                  --                  --                  --
    M&E Rate .0095                                             107,192               9,405              58,627              31,830
    M&E Rate .0125                                           1,238,265              73,028             738,382             437,342
    Retired Payout                                                  --                  --                  --                  --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                     $         14.13     $            --     $         33.96     $         16.02
    M&E Rate .0029                                     $            --     $            --     $            --     $            --
    M&E Rate .0039                                     $            --     $            --     $            --     $            --
    M&E Rate .0095                                     $         13.44     $         13.72     $         32.06     $         15.23
    M&E Rate .0125                                     $         13.22     $         13.65     $         31.80     $         14.99
    Retired Payout                                     $            --     $            --     $            --     $            --


                                                            RAINIER          ROYCE CAPITAL       T.ROWE PRICE        T.ROWE PRICE
                                                         SMALL/MID CAP           FUND              SMALL-CAP           SMALL-CAP
                                                            EQUITY             SMALL CAP          STOCK FUND           VALUE FUND
                                                           PORTFOLIO           PORTFOLIO         ADVISOR CLASS       ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value               $    15,017,827     $     2,820,851     $    15,627,646     $    18,911,939
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                            $    15,017,827     $     2,820,851     $    15,627,646     $    18,911,939
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                      15,017,827           2,820,851          15,627,646          18,911,939
                 Retired Contract Owners                             --                  --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                       $    15,017,827     $     2,820,851     $    15,627,646     $    18,911,939
-----------------------------------------------------------------------------------------------------------------------------------

              Total units                                       369,897             279,287             405,684             431,791
              Blended unit value (Net assets
              divided by total units held)              $         40.60     $         10.10     $         38.52     $         43.80

INVESTMENTS
              Cost of investments                       $    11,136,888     $     2,676,382     $    12,381,168     $    13,632,199
              Unrealized appreciation
                (depreciation) on investments           $     3,880,939     $       144,469     $     3,246,478     $     5,279,740

              Number of shares in
                underlying mutual funds                         453,026             291,712             478,348             514,892

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                                  849                  --                   7               2,289
    M&E Rate .0029                                                   --                  --                  --                  --
    M&E Rate .0039                                                   --                  --                  --                  --
    M&E Rate .0095                                               29,713              34,787              21,660              15,628
    M&E Rate .0125                                              339,335             244,500             384,017             413,874
    Retired Payout                                                   --                  --                  --                  --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                      $         43.32     $            --     $         41.14     $         46.74
    M&E Rate .0029                                      $            --     $            --     $            --     $            --
    M&E Rate .0039                                      $            --     $            --     $            --     $            --
    M&E Rate .0095                                      $         41.16     $         10.14     $         39.00     $         44.37
    M&E Rate .0125                                      $         40.54     $         10.09     $         38.50     $         43.76
    Retired Payout                                      $            --     $            --     $            --     $            --

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF NET ASSETS

DECEMBER 31, 2005

                                ACCOUNT DIVISION

                                                   WELLS FARGO                             DOW JONES                 DOW JONES
                                                    ADVANTAGE         WELLS FARGO      WILSHIRE 5000 INDEX       WILSHIRE 5000 INDEX
                                                    DISCOVERY         OPPORTUNITY          PORTFOLIO-                PORTFOLIO-
                                                      FUND               FUND             INSTITUTIONAL              INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value        $     8,515,158    $     9,776,720    $         19,043,024     $         10,624,267
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $     8,515,158    $     9,776,720    $         19,043,024     $         10,624,267
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                8,515,158          9,776,720              19,043,024               10,624,267
                 Retired Contract Owners                      --                 --                      --                       --
------------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                $     8,515,158    $     9,776,720    $         19,043,024     $         10,624,267
------------------------------------------------------------------------------------------------------------------------------------

              Total units                                598,950            306,101               1,800,173                1,024,037
              Blended unit value (Net assets
              divided by total units held)       $         14.22    $         31.94    $              10.58     $              10.37

INVESTMENTS
              Cost of investments                $     7,375,473    $     7,533,882    $         17,560,708     $          9,149,796
              Unrealized appreciation
                (depreciation) on investments    $     1,139,685    $     2,242,838    $          1,482,316     $          1,474,471

              Number of shares in
                underlying mutual funds                  593,805            403,663               1,796,505                1,003,235

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                         3,786                  7                       6                       16
    M&E Rate .0029                                            --                 --                      --                       --
    M&E Rate .0039                                            --                 --                      --                       --
    M&E Rate .0095                                        24,096             11,135                  19,470                  137,378
    M&E Rate .0125                                       571,068            294,959               1,780,697                  886,643
    Retired Payout                                            --                 --                      --                       --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                               $         14.34    $         34.02    $              11.31     $              11.11
    M&E Rate .0029                               $            --    $            --    $                 --     $                 --
    M&E Rate .0039                               $            --    $            --    $                 --     $                 --
    M&E Rate .0095                               $         14.25    $         32.30    $              10.75     $              10.57
    M&E Rate .0125                               $         14.21    $         31.93    $              10.58     $              10.34
    Retired Payout                               $            --    $            --    $                 --     $                 --


                                                   WILSHIRE TARGET   WILSHIRE TARGET     WILSHIRE TARGET     WILSHIRE TARGET
                                                  LARGE CO. GROWTH   LARGE CO. GROWTH    LARGE CO. VALUE     SMALL CO. GROWTH
                                                     PORTFOLIO-         PORTFOLIO-          PORTFOLIO-          PORTFOLIO-
                                                   INSTITUTIONAL        INVESTMENT          INVESTMENT          INVESTMENT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value        $    22,525,700     $    13,422,310     $    23,406,192     $     3,296,749
-----------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                     $    22,525,700     $    13,422,310     $    23,406,192     $     3,296,749
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners               22,525,700          13,422,310          23,406,192           3,296,749
                 Retired Contract Owners                      --                  --                  --                  --
-----------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                $    22,525,700     $    13,422,310     $    23,406,192     $     3,296,749
-----------------------------------------------------------------------------------------------------------------------------

              Total units                                669,643             407,832             899,541             158,782
              Blended unit value (Net assets
              divided by total units held)       $         33.64     $         32.91     $         26.02     $         20.76

INVESTMENTS
              Cost of investments                $    22,259,879     $    11,375,321     $    22,338,244     $     3,041,220
              Unrealized appreciation
                (depreciation) on investments    $       265,821     $     2,046,989     $     1,017,948     $       255,529

              Number of shares in
                underlying mutual funds                  644,144             389,165           1,105,630             195,305

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                             1                   4                  10                  11
    M&E Rate .0029                                            --                  --                  --                  --
    M&E Rate .0039                                            --                  --                  --                  --
    M&E Rate .0095                                         2,353              47,350              64,549              15,551
    M&E Rate .0125                                       667,289             360,478             834,982             143,220
    Retired Payout                                            --                  --                  --                  --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                               $         35.97     $         35.19     $         27.72     $         22.67
    M&E Rate .0029                               $            --     $            --     $            --     $            --
    M&E Rate .0039                               $            --     $            --     $            --     $            --
    M&E Rate .0095                               $         34.18     $         33.33     $         26.38     $         21.58
    M&E Rate .0125                               $         33.64     $         32.86     $         25.99     $         20.67
    Retired Payout                               $            --     $            --     $            --     $            --

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF NET ASSETS

DECEMBER 31, 2005

                                ACCOUNT DIVISION

                                                       WILSHIRE TARGET         WILSHIRE            WILSHIRE            WILSHIRE
                                                       SMALL CO. VALUE       VIT BALANCED         VIT EQUITY          VIT INCOME
                                                         PORTFOLIO-              FUND                FUND                FUND
                                                         INVESTMENT            HM SHARES           HM SHARES           HM SHARES
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value              $     3,763,162      $   248,887,833     $   286,909,697      $  23,579,038
----------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                           $     3,763,162      $   248,887,833     $   286,909,697      $  23,579,038
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                      3,763,162          247,846,495         285,287,960         23,423,378
                 Retired Contract Owners                            --            1,041,338           1,621,737            155,660
----------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                      $     3,763,162      $   248,887,833     $   286,909,697      $  23,579,038
----------------------------------------------------------------------------------------------------------------------------------

              Total units                                      153,217           12,167,249          12,756,334          1,385,915
              Blended unit value (Net assets
              divided by total units held)             $         24.56      $         20.46     $         22.49      $       17.01

INVESTMENTS
              Cost of investments                      $     4,003,100      $   237,817,710     $   293,351,352      $  23,930,645
              Unrealized appreciation
                (depreciation) on investments          $      (239,937)     $    11,070,123     $    (6,441,655)     $    (351,607)

              Number of shares in
                underlying mutual funds                        215,531           13,295,325          12,842,865          1,901,531

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                                  16                7,755               4,563                  8
    M&E Rate .0029                                                  --                   --             380,871                 --
    M&E Rate .0039                                                  --                   --             105,533                 --
    M&E Rate .0095                                              10,605               85,773              49,380            112,891
    M&E Rate .0125                                             142,596           12,018,094          12,143,394          1,260,463
    Retired Payout                                                  --               55,627              72,593             12,553

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                     $         26.20      $         21.87     $         24.00      $       18.20
    M&E Rate .0029                                     $            --      $            --     $         23.63      $          --
    M&E Rate .0039                                     $            --      $            --     $         23.50      $          --
    M&E Rate .0095                                     $         24.83      $         20.79     $         22.81      $       17.31
    M&E Rate .0125                                     $         24.54      $         20.46     $         22.45      $       17.03
    Retired Payout                                     $            --      $         18.72     $         22.34      $       12.40


                                                   WILSHIRE VIT        WILSHIRE VIT         WILSHIRE VIT         WILSHIRE VIT
                                                   INTERNATIONAL        SHORT-TERM            SMALL CAP            SOCIALLY
                                                    EQUITY FUND       INVESTMENT FUND        GROWTH FUND        RESPONSIBLE FUND
                                                     HM SHARES           HM SHARES            HM SHARES            HM SHARES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
              Investments at market value         $    38,685,199     $      2,846,173     $    47,854,996      $     75,809,394
--------------------------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                      $    38,685,199     $      2,846,173     $    47,854,996      $     75,809,394
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
              Net Assets (Indefinite
              units authorized)
                 Active Contract Owners                38,685,199            2,833,172          47,854,996            75,809,394
                 Retired Contract Owners                       --               13,001                  --                    --
--------------------------------------------------------------------------------------------------------------------------------

 TOTAL NET ASSETS                                 $    38,685,199     $      2,846,173     $    47,854,996      $     75,809,394
--------------------------------------------------------------------------------------------------------------------------------

              Total units                               3,047,443              258,893           3,931,558             4,394,862
              Blended unit value (Net assets
              divided by total units held)        $         12.69     $          10.99     $         12.17      $          17.25

INVESTMENTS
              Cost of investments                 $    32,707,918     $      2,833,267     $    55,781,762      $     62,665,870
              Unrealized appreciation
                (depreciation) on investments     $     5,977,281     $         12,906     $    (7,926,766)     $     13,143,524

              Number of shares in
                underlying mutual funds                 2,950,804              275,259           3,741,579             4,676,693

Total Net Assets Represented by:
  Number of units outstanding:
    M&E Rate .0000                                            342                   10                 573                 3,295
    M&E Rate .0029                                             --                   --                  --                    --
    M&E Rate .0039                                             --                   --                  --                    --
    M&E Rate .0095                                         61,563               23,645              46,375                44,581
    M&E Rate .0125                                      2,985,537              233,981           3,884,610             4,346,986
    Retired Payout                                             --                1,257                  --                    --

Unit Value (Net assets divided by
  units outstanding)
    M&E Rate .0000                                $         13.57     $          11.74     $         13.02      $          18.43
    M&E Rate .0029                                $            --     $             --     $            --      $             --
    M&E Rate .0039                                $            --     $             --     $            --      $             --
    M&E Rate .0095                                $         12.90     $          11.16     $         12.37      $          17.53
    M&E Rate .0125                                $         12.69     $          10.98     $         12.17      $          17.25
    Retired Payout                                $            --     $          10.34     $            --      $             --

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION


                                                      ALLIANCE                                                      CREDIT SUISSE
                                                      BERNSTEIN                                   ARIEL               SMALL CO.
                                                     LARGE GROWTH            ARIEL             APPRECIATION            GROWTH
                                                      PORTFOLIO              FUND                  FUND               PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                     $            --      $     2,108,677      $     2,206,859       $         --
---------------------------------------------------------------------------------------------------------------------------------

   Net investment income                            $            --      $     2,108,677      $     2,206,859       $         --
---------------------------------------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                     --                   --                   --                  --

   Net realized gain (loss) on investments                 (252,585)             607,563              404,887             (49,215)

   Net unrealized appreciation
   (depreciation) on investments                          3,397,865           (2,431,318)          (1,212,249)            (76,323)
---------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                        3,145,280           (1,823,755)            (807,362)           (125,538)
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                              (255,809)            (361,431)            (520,975)            (53,986)
---------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                          (255,809)            (361,431)            (520,975)            (53,986)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                                 $     2,889,471      $       (76,509)     $       878,522      $     (179,524)
---------------------------------------------------------------------------------------------------------------------------------


                                                                          DELAWARE            DELAWARE           DREYFUS MIDCAP
                                                        DAVIS            VIP GROWTH           VIP TREND               STOCK
                                                        VALUE           OPPORTUNITIES           SERIES               SERVICE
                                                      PORTFOLIO         SERVICE CLASS        SERVICE CLASS            SHARES
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                    $        85,138      $            --      $            --      $         1,094
---------------------------------------------------------------------------------------------------------------------------------

   Net investment income                           $        85,138      $            --      $            --      $         1,094
---------------------------------------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   --                   --                   --                   --

   Net realized gain (loss) on investments                134,365               13,817                6,898                6,732

   Net unrealized appreciation
   (depreciation) on investments                          519,331               29,469               23,332               36,979
---------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                        653,696               43,286               30,230               43,711
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                             (96,252)              (3,851)              (2,363)              (4,786)
---------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                         (96,252)              (3,851)              (2,363)              (4,786)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                               $       642,582      $        39,435      $        27,867      $        40,019
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION



                                                                        FIDELITY VIP
                                                    FIDELITY VIP          GROWTH &           FIDELITY VIP        FIDELITY VIP
                                                      GROWTH               INCOME            HIGH INCOME           INDEX 500
                                                    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                   $        86,191      $       146,474      $       455,650      $       612,965
---------------------------------------------------------------------------------------------------------------------------------

   Net investment income                          $        86,191      $       146,474      $       455,650      $       612,965
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                   --                   --                   --                   --

   Net realized gain (loss) on investments               (451,170)              30,890              (41,031)              25,170

   Net unrealized appreciation
   (depreciation) on investments                        2,317,631              764,846             (335,385)           1,407,398
---------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                      1,866,461              795,736             (376,416)           1,432,568
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                            (412,766)            (145,127)             (36,253)            (515,584)
---------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                        (412,766)            (145,127)             (36,253)            (515,584)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                               $     1,539,886      $       797,083      $        42,981      $     1,529,949
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                               GOLDMAN SACHS VIT
                                                  FIDELITY VIP        FIDELITY VIP         FIDELITY VIP             CORE SMALL
                                                INVESTMENT GRADE         MID CAP             OVERSEAS               CAP EQUITY
                                                 BOND PORTFOLIO        PORTFOLIO            PORTFOLIO                   FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                 $       652,354      $            --      $       132,230      $           22,776
----------------------------------------------------------------------------------------------------------------------------------

   Net investment income                        $       652,354      $            --      $       132,230      $           22,776
----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                            237,220              482,889                   --                  60,382

   Net realized gain (loss) on investments               (9,807)             888,360              107,606                   2,986

   Net unrealized appreciation
   (depreciation) on investments                       (570,839)           4,209,410            2,644,167                 (40,972)
----------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                     (343,426)           5,580,659            2,751,773                  22,396
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                          (201,757)            (392,143)            (179,216)                 (7,246)
----------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                      (201,757)            (392,143)            (179,216)                 (7,246)
----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                             $       107,171      $     5,188,516      $     2,704,787      $           37,926
----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION

                                                    J.P. MORGAN           LORD ABBETT           NEUBERGER
                                                  U.S. DISCIPLINED        SERIES FUND            BERMAN                PUTNAM
                                                      EQUITY                GROWTH               GENESIS              VT VISTA
                                                     PORTFOLIO           OPPORTUNITIES            FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                   $         198,108      $         3,845      $            --      $            --
-----------------------------------------------------------------------------------------------------------------------------------

   Net investment income                          $         198,108      $         3,845      $            --      $            --
-----------------------------------------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                     --               10,822              560,364                   --

   Net realized gain (loss) on investments                  (92,276)              17,017              497,864                7,324

   Net unrealized appreciation
   (depreciation) on investments                            161,459               24,522            2,165,036              750,615
-----------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                           69,183               52,361            3,223,264              757,939
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                              (202,242)              (8,733)            (263,670)             (78,311)
-----------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                          (202,242)              (8,733)            (263,670)             (78,311)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                               $          65,049      $        47,473      $     2,959,594      $       679,628
-----------------------------------------------------------------------------------------------------------------------------------


                                               RAINIER         ROYCE CAPITAL       STRONG          T.ROWE PRICE      T.ROWE PRICE
                                            SMALL/MID CAP          FUND            MID CAP          SMALL-CAP         SMALL-CAP
                                               EQUITY            SMALL CAP         GROWTH           STOCK FUND        VALUE FUND
                                              PORTFOLIO          PORTFOLIO         FUND II         ADVISOR CLASS     ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution             $       218,703   $        11,766   $            --   $        77,691   $        49,061
-----------------------------------------------------------------------------------------------------------------------------------

   Net investment income                    $       218,703   $        11,766   $            --   $        77,691   $        49,061
-----------------------------------------------------------------------------------------------------------------------------------


REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                        212,064            16,729                --           676,368           858,571

   Net realized gain (loss) on investments          134,087            34,049          (262,128)          251,260           576,928

   Net unrealized appreciation
   (depreciation) on investments                  1,553,441           105,428          (174,658)          192,381             8,034
-----------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                1,899,592           156,206          (436,786)        1,120,009         1,443,533
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                      (150,983)          (21,667)          (25,819)         (179,952)         (222,589)
-----------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                  (150,983)          (21,667)          (25,819)         (179,952)         (222,589)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                         $     1,967,312   $       146,305   $      (462,605)  $     1,017,748   $     1,270,005
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION


                                                  WELLS FARGO                           DOW JONES              DOW JONES
                                                   ADVANTAGE       WELLS FARGO      WILSHIRE 5000 INDEX     WILSHIRE 5000 INDEX
                                                   DISCOVERY       OPPORTUNITY          PORTFOLIO-             PORTFOLIO-
                                                     FUND             FUND             INSTITUTIONAL           INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                   $        --      $        --      $          178,608      $           66,789
------------------------------------------------------------------------------------------------------------------------------------

   Net investment income                          $        --      $        --      $          178,608      $           66,789
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                               --               --                      --                      --

   Net realized gain (loss) on investments             53,546          (27,577)               (384,356)                102,527

   Net unrealized appreciation
   (depreciation) on investments                    1,139,685          752,830               1,257,838                 382,176
------------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                  1,193,231          725,253                 873,482                 484,703
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                         (72,199)        (117,364)               (234,541)               (108,996)
------------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                     (72,199)        (117,364)               (234,541)               (108,996)
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                               $ 1,121,032      $   607,889      $          817,549      $          442,496
------------------------------------------------------------------------------------------------------------------------------------


                                               WILSHIRE TARGET       WILSHIRE TARGET       WILSHIRE TARGET       WILSHIRE TARGET
                                               LARGE CO. GROWTH      LARGE CO. GROWTH      LARGE CO. VALUE       SMALL CO. GROWTH
                                                   PORTFOLIO-           PORTFOLIO-           PORTFOLIO-             PORTFOLIO-
                                                 INSTITUTIONAL          INVESTMENT           INVESTMENT             INVESTMENT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                $             --      $             --      $        454,382      $         97,524
---------------------------------------------------------------------------------------------------------------------------------

   Net investment income                       $             --      $             --      $        454,382      $         97,524
---------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                 --                    --             2,190,796               168,318

   Net realized gain (loss) on investments             (666,435)               45,114                42,667                88,390

   Net unrealized appreciation
   (depreciation) on investments                      2,502,324             1,018,039              (878,791)             (237,446)
---------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                    1,835,889             1,063,153             1,354,672                19,262
---------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                          (264,712)             (138,771)             (246,586)              (34,393)
---------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                      (264,712)             (138,771)             (246,586)              (34,393)
---------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                            $      1,571,177      $        924,382      $      1,562,468      $         82,393
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION


                                                  WILSHIRE TARGET         WILSHIRE             WILSHIRE             WILSHIRE
                                                  SMALL CO. VALUE       VIT BALANCED          VIT EQUITY           VIT INCOME
                                                    PORTFOLIO-              FUND                 FUND                 FUND
                                                    INVESTMENT            HM SHARES            HM SHARES            HM SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                   $       371,315      $            --      $     3,193,073      $            --
------------------------------------------------------------------------------------------------------------------------------------

   Net investment income                          $       371,315      $            --      $     3,193,073      $            --
------------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                              484,742                   --                   --                   --

   Net realized gain (loss) on investments                164,774             (219,793)          (2,508,347)             (73,841)

   Net unrealized appreciation
   (depreciation) on investments                         (842,818)          10,734,645           15,618,284              520,546
------------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                       (193,302)          10,514,852           13,109,937              446,705
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                             (41,970)          (3,144,262)          (3,499,902)            (281,382)
------------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                         (41,970)          (3,144,262)          (3,499,902)            (281,382)
------------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                               $       136,043      $     7,370,590      $    12,803,108      $       165,323
------------------------------------------------------------------------------------------------------------------------------------


                                                     WILSHIRE VIT         WILSHIRE VIT         WILSHIRE VIT         WILSHIRE VIT
                                                    INTERNATIONAL          SHORT-TERM           SMALL CAP             SOCIALLY
                                                     EQUITY FUND         INVESTMENT FUND       GROWTH FUND         RESPONSIBLE FUND
                                                       HM SHARES            HM SHARES           HM SHARES             HM SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Dividend income distribution                     $        15,556      $         7,237      $            --      $          1,972
-----------------------------------------------------------------------------------------------------------------------------------

   Net investment income                            $        15,556      $         7,237      $            --      $          1,972
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS

   Capital gain distribution                                     --                   --                   --                    --

   Net realized gain (loss) on investments                  936,454               32,744           (3,189,593)              807,096

   Net unrealized appreciation
   (depreciation) on investments                          2,634,152               33,059            4,777,728             2,891,275
-----------------------------------------------------------------------------------------------------------------------------------

    Net gain (loss) on investments                        3,570,606               65,803            1,588,135             3,698,371
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
   Mortality and expense
         risk charge (Note 1)                              (453,939)             (35,643)            (589,100)             (929,257)
-----------------------------------------------------------------------------------------------------------------------------------

   Total Expenses                                          (453,939)             (35,643)            (589,100)             (929,257)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS                                 $     3,132,223      $        37,397      $       999,035      $      2,771,086
-----------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                   AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION


                                           ALLIANCE                                                    CREDIT SUISSE
                                           BERNSTEIN                                  ARIEL              SMALL CO.
                                         LARGE GROWTH             ARIEL            APPRECIATION           GROWTH
                                           PORTFOLIO              FUND                 FUND              PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS

    Net investment income               $            --      $     2,108,677      $     2,206,859      $            --
    Capital gain distribution                        --                   --                   --                   --
    Net realized gain (loss)
      on investments                           (252,585)             607,563              404,887              (49,215)
    Net unrealized appreciation
      (depreciation) on investments           3,397,865           (2,431,318)          (1,212,249)             (76,323)
    Mortality and expense
      risk charge (Note 1)                     (255,809)            (361,431)            (520,975)             (53,986)
----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
      in net assets
      resulting from operations               2,889,471              (76,509)             878,522             (179,524)
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
      PAYMENTS RECEIVED                       3,531,156            5,276,538            7,519,665              367,931
    Sales and administrative
      expenses (Note 1)                            (428)                (672)                (938)                 (55)
----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
      on annuity contracts                    3,530,728            5,275,866            7,518,727              367,876
    Net transfer from (to)
      fixed accumulation account                364,842              286,295              578,465             (225,364)
    Transfers from (to)
      other Divisions                           164,967              850,403            1,779,019              (86,391)
    Payments to contract owners              (1,181,942)          (1,492,137)          (2,144,731)            (366,428)
    Annual maintenance
      charge (Note 1)                           (38,542)             (30,009)             (31,158)              (1,289)
    Surrender charges (Note 1)                  (11,694)             (20,096)             (28,817)              (1,746)
    Mortality guarantee adjustment                   --                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      CONTRACT OWNERS'
      TRANSACTIONS                            2,828,359            4,870,322            7,671,505             (313,342)
----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
       IN NET ASSETS                          5,717,830            4,793,813            8,550,027             (492,866)

NET ASSETS:
  BEGINNING OF PERIOD                        18,913,881           26,452,998           38,334,735            4,634,469
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    24,631,711      $    31,246,811      $    46,884,762      $     4,141,603
----------------------------------------------------------------------------------------------------------------------------


                                                                 DELAWARE            DELAWARE          DREYFUS MIDCAP
                                             DAVIS              VIP GROWTH           VIP TREND             STOCK
                                             VALUE            OPPORTUNITIES           SERIES              SERVICE
                                           PORTFOLIO          SERVICE CLASS        SERVICE CLASS           SHARES
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        85,138      $            --      $            --      $         1,094
    Capital gain distribution                        --                   --                   --                   --
    Net realized gain (loss)
      on investments                            134,365               13,817                6,898                6,732
    Net unrealized appreciation
      (depreciation) on investments             519,331               29,469               23,332               36,979
    Mortality and expense
      risk charge (Note 1)                      (96,252)              (3,851)              (2,363)              (4,786)
----------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
      in net assets
      resulting from operations                 642,582               39,435               27,867               40,019
----------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
      PAYMENTS RECEIVED                       1,335,282              154,932              138,222              227,956
    Sales and administrative
      expenses (Note 1)                            (158)                  (4)                  --                   (8)
----------------------------------------------------------------------------------------------------------------------

    Net consideration received
      on annuity contracts                    1,335,124              154,928              138,222              227,948
    Net transfer from (to)
      fixed accumulation account                420,691              100,222               40,358              124,556
    Transfers from (to)
      other Divisions                           275,218               94,774              107,968               97,763
    Payments to contract owners                (802,008)             (10,613)              (1,192)              (5,913)
    Annual maintenance
      charge (Note 1)                            (8,399)                (400)                 (75)                (325)
    Surrender charges (Note 1)                   (4,355)                (651)                  (7)                 (65)
    Mortality guarantee adjustment                   --                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM
      CONTRACT OWNERS'
      TRANSACTIONS                            1,216,271              338,260              285,274              443,964
----------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
       IN NET ASSETS                          1,858,853              377,695              313,141              483,983

NET ASSETS:
  BEGINNING OF PERIOD                         7,064,779              173,702               68,862              171,393
----------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $     8,923,632      $       551,397      $       382,003      $       655,376
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005



                                                          FIDELITY VIP
                                        FIDELITY VIP        GROWTH &        FIDELITY VIP      FIDELITY VIP        FIDELITY VIP
                                          GROWTH             INCOME         HIGH INCOME        INDEX 500        INVESTMENT GRADE
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO         BOND PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $     86,191      $    146,474      $    455,650      $    612,965      $        652,354
    Capital gain distribution                     --                --                --                --               237,220
    Net realized gain (loss)
     on investments                         (451,170)           30,890           (41,031)           25,170                (9,807)
    Net unrealized appreciation
     (depreciation) on investments         2,317,631           764,846          (335,385)        1,407,398              (570,839)
    Mortality and expense
     risk charge (Note 1)                   (412,766)         (145,127)          (36,253)         (515,584)             (201,757)
------------------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations             1,539,886           797,083            42,981         1,529,949               107,171
------------------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                     5,709,257         2,434,296           780,770         7,733,183             2,958,716
    Sales and administrative
     expenses (Note 1)                          (604)             (261)              (29)             (684)                 (370)
------------------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                  5,708,653         2,434,035           780,741         7,732,499             2,958,346
    Net transfer from (to)
     fixed accumulation account               96,003           104,238           349,309         1,153,781               805,304
    Transfers from (to)
     other Divisions                         208,725           363,387           221,830         1,043,357               171,839
    Payments to contract owners           (2,250,838)         (846,725)         (185,075)       (2,193,313)           (1,056,122)
    Annual maintenance
     charge (Note 1)                         (44,795)          (24,210)           (3,258)          (84,235)              (17,717)
    Surrender charges (Note 1)               (22,642)           (1,099)           (1,361)          (25,082)              (10,896)
    Mortality guarantee adjustment                --                --                --                --                    --
------------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                          3,695,106         2,029,626         1,162,186         7,627,007             2,850,754
------------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                         5,234,992         2,826,709         1,205,167         9,156,956             2,957,925

NET ASSETS:
  BEGINNING OF PERIOD                     31,546,843        10,812,187         2,507,235        37,811,520            15,156,639
------------------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $ 36,781,835      $ 13,638,896      $  3,712,402      $ 46,968,476      $     18,114,564
------------------------------------------------------------------------------------------------------------------------------------


                                                                              GOLDMAN SACHS VIT
                                          FIDELITY VIP      FIDELITY VIP         CORE SMALL
                                            MID CAP           OVERSEAS           CAP EQUITY
                                           PORTFOLIO         PORTFOLIO               FUND
-----------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income                 $         --      $    132,230      $          22,776
    Capital gain distribution                  482,889                --                 60,382
    Net realized gain (loss)
     on investments                            888,360           107,606                  2,986
    Net unrealized appreciation
     (depreciation) on investments           4,209,410         2,644,167                (40,972)
    Mortality and expense
     risk charge (Note 1)                     (392,143)         (179,216)                (7,246)
-----------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations               5,188,516         2,704,787                 37,926
-----------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                       4,646,739         2,999,505                248,719
    Sales and administrative
     expenses (Note 1)                            (579)             (285)                   (49)
-----------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                    4,646,160         2,999,220                248,670
    Net transfer from (to)
     fixed accumulation account                935,563           675,849                222,036
    Transfers from (to)
     other Divisions                         1,737,389           916,227                201,874
    Payments to contract owners             (2,064,795)         (778,996)                (7,889)
    Annual maintenance
     charge (Note 1)                           (49,313)          (24,173)                  (350)
    Surrender charges (Note 1)                 (14,338)           (7,582)                  (331)
    Mortality guarantee adjustment                  --                --                     --
-----------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                            5,190,666         3,780,545                664,010
-----------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                          10,379,182         6,485,332                701,936

NET ASSETS:
  BEGINNING OF PERIOD                       27,532,251        12,405,767                261,401
-----------------------------------------------------------------------------------------------

  END OF PERIOD                           $ 37,911,433      $ 18,891,099      $         963,337
-----------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION



                                          J.P. MORGAN           LORD ABBETT          NEUBERGER
                                        U.S. DISCIPLINED        SERIES FUND           BERMAN                PUTNAM
                                            EQUITY                GROWTH              GENESIS              VT VISTA
                                           PORTFOLIO           OPPORTUNITIES           FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        198,108      $         3,845      $            --      $            --
    Capital gain distribution                         --               10,822              560,364                   --
    Net realized gain (loss)
     on investments                              (92,276)              17,017              497,864                7,324
    Net unrealized appreciation
     (depreciation) on investments               161,459               24,522            2,165,036              750,615
    Mortality and expense
     risk charge (Note 1)                       (202,242)              (8,733)            (263,670)             (78,311)
-----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                    65,049               47,473            2,959,594              679,628
-----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                         3,165,328              447,036            3,602,095              867,912
    Sales and administrative
     expenses (Note 1)                              (283)                 (53)                (301)                 (81)
-----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                      3,165,045              446,983            3,601,794              867,831
    Net transfer from (to)
     fixed accumulation account                  411,711              244,783              388,232               40,000
    Transfers from (to)
     other Divisions                              65,647              189,259            1,836,147              (57,801)
    Payments to contract owners                 (971,421)             (97,411)          (1,149,525)            (546,357)
    Annual maintenance
     charge (Note 1)                             (31,203)                (375)             (29,749)              (6,554)
    Surrender charges (Note 1)                   (12,813)              (1,165)             (12,464)              (4,465)
    Mortality guarantee adjustment                    --                   --                   --                   --
-----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                              2,626,966              782,074            4,634,435              292,654
-----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                             2,692,015              829,547            7,594,029              972,282

NET ASSETS:
  BEGINNING OF PERIOD                         15,116,981              296,065           17,832,489            6,067,620
-----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $     17,808,996      $     1,125,612      $    25,426,518      $     7,039,902
-----------------------------------------------------------------------------------------------------------------------------


                                        RAINIER        ROYCE CAPITAL        STRONG            T.ROWE PRICE         T.ROWE PRICE
                                     SMALL/MID CAP         FUND             MID CAP            SMALL-CAP            SMALL-CAP
                                        EQUITY           SMALL CAP          GROWTH             STOCK FUND           VALUE FUND
                                       PORTFOLIO         PORTFOLIO          FUND II           ADVISOR CLASS        ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income           $       218,703   $        11,766   $            --      $        77,691      $        49,061
    Capital gain distribution               212,064            16,729                --              676,368              858,571
    Net realized gain (loss)
     on investments                         134,087            34,049          (262,128)             251,260              576,928
    Net unrealized appreciation
     (depreciation) on investments        1,553,441           105,428          (174,658)             192,381                8,034
    Mortality and expense
     risk charge (Note 1)                  (150,983)          (21,667)          (25,819)            (179,952)            (222,589)
---------------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations            1,967,312           146,305          (462,605)           1,017,748            1,270,005
---------------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                    1,963,215           742,054           280,349            1,629,865            1,805,171
    Sales and administrative
     expenses (Note 1)                         (208)              (59)              (42)                (271)                (349)
---------------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                 1,963,007           741,995           280,307            1,629,594            1,804,822
    Net transfer from (to)
     fixed accumulation account             293,911           494,580           (39,476)            (395,527)            (527,722)
    Transfers from (to)
     other Divisions                        925,608           671,760        (7,720,884)            (210,745)            (418,154)
    Payments to contract owners            (710,371)         (110,798)         (177,799)            (877,203)          (1,141,763)
    Annual maintenance
     charge (Note 1)                        (19,177)             (800)           (1,815)             (11,344)             (25,429)
    Surrender charges (Note 1)               (5,200)             (574)           (1,634)              (7,958)              (7,684)
    Mortality guarantee adjustment               --                --                --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                         2,447,778         1,796,163        (7,661,301)             126,817             (315,930)
---------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                        4,415,090         1,942,468        (8,123,906)           1,144,565              954,075

NET ASSETS:
  BEGINNING OF PERIOD                    10,602,737           878,383         8,123,906           14,483,081           17,957,864
---------------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                     $    15,017,827   $     2,820,851   $            --      $    15,627,646      $    18,911,939
---------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION


                                        WELLS FARGO                             DOW JONES               DOW JONES
                                         ADVANTAGE        WELLS FARGO       WILSHIRE 5000 INDEX     WILSHIRE 5000 INDEX
                                         DISCOVERY        OPPORTUNITY           PORTFOLIO-              PORTFOLIO-
                                           FUND              FUND              INSTITUTIONAL            INVESTMENT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $         --      $         --      $          178,608      $           66,789
    Capital gain distribution                     --                --                      --                      --
    Net realized gain (loss)
     on investments                           53,546           (27,577)               (384,356)                102,527
    Net unrealized appreciation
     (depreciation) on investments         1,139,685           752,830               1,257,838                 382,176
    Mortality and expense
     risk charge (Note 1)                    (72,199)         (117,364)               (234,541)               (108,996)
----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations             1,121,032           607,889                 817,549                 442,496
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                       617,934           866,783               1,553,041               2,241,843
    Sales and administrative
     expenses (Note 1)                           (68)             (144)                   (296)                   (181)
----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                    617,866           866,639               1,552,745               2,241,662
    Net transfer from (to)
     fixed accumulation account             (275,052)         (177,757)             (1,058,851)                340,862
    Transfers from (to)
     other Divisions                       7,542,000          (335,045)                 15,263                 273,851
    Payments to contract owners             (483,862)         (693,922)             (1,747,582)               (467,053)
    Annual maintenance
     charge (Note 1)                          (4,468)           (6,993)                (12,349)                (31,366)
    Surrender charges (Note 1)                (2,358)           (5,462)                 (2,048)                 (9,280)
    Mortality guarantee adjustment                --                --                      --                      --
----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                          7,394,126          (352,540)             (1,252,822)              2,348,676
----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                         8,515,158           255,349                (435,273)              2,791,172

NET ASSETS:
  BEGINNING OF PERIOD                             --         9,521,371              19,478,297               7,833,095
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $  8,515,158      $  9,776,720      $       19,043,024      $       10,624,267
----------------------------------------------------------------------------------------------------------------------------


                                        WILSHIRE TARGET       WILSHIRE TARGET       WILSHIRE TARGET     WILSHIRE TARGET
                                        LARGE CO. GROWTH      LARGE CO. GROWTH      LARGE CO. VALUE     SMALL CO. GROWTH
                                           PORTFOLIO-            PORTFOLIO-           PORTFOLIO-          PORTFOLIO-
                                         INSTITUTIONAL           INVESTMENT           INVESTMENT          INVESTMENT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $             --      $             --      $      454,382      $       97,524
    Capital gain distribution                         --                    --           2,190,796             168,318
    Net realized gain (loss)
     on investments                             (666,435)               45,114              42,667              88,390
    Net unrealized appreciation
     (depreciation) on investments             2,502,324             1,018,039            (878,791)           (237,446)
    Mortality and expense
     risk charge (Note 1)                       (264,712)             (138,771)           (246,586)            (34,393)
------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                 1,571,177               924,382           1,562,468              82,393
------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                         2,121,817             2,770,934           3,747,168             578,472
    Sales and administrative
     expenses (Note 1)                              (687)                 (257)               (570)                (56)
------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                      2,121,130             2,770,677           3,746,598             578,416
    Net transfer from (to)
     fixed accumulation account                 (660,424)              481,831             461,204              62,429
    Transfers from (to)
     other Divisions                             (82,599)              (77,956)          1,048,315             265,821
    Payments to contract owners               (1,704,444)             (604,053)         (1,000,009)           (160,823)
    Annual maintenance
     charge (Note 1)                             (11,660)              (25,970)            (36,292)             (1,363)
    Surrender charges (Note 1)                    (1,241)               (8,881)             (9,594)             (1,969)
    Mortality guarantee adjustment                    --                    --                  --                  --
------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                               (339,238)            2,535,648           4,210,222             742,511
------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                             1,231,939             3,460,030           5,772,690             824,904

NET ASSETS:
  BEGINNING OF PERIOD                         21,293,761             9,962,280          17,633,502           2,471,845
------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $     22,525,700      $     13,422,310      $   23,406,192      $    3,296,749
------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

                                ACCOUNT DIVISION



                                        WILSHIRE TARGET         WILSHIRE             WILSHIRE             WILSHIRE
                                        SMALL CO. VALUE       VIT BALANCED          VIT EQUITY           VIT INCOME
                                          PORTFOLIO-              FUND                 FUND                 FUND
                                          INVESTMENT            HM SHARES            HM SHARES            HM SHARES
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $       371,315      $            --      $     3,193,073      $            --
    Capital gain distribution                   484,742                   --                   --                   --
    Net realized gain (loss)
     on investments                             164,774             (219,793)          (2,508,347)             (73,841)
    Net unrealized appreciation
     (depreciation) on investments             (842,818)          10,734,645           15,618,284              520,546
    Mortality and expense
     risk charge (Note 1)                       (41,970)          (3,144,262)          (3,499,902)            (281,382)
----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                  136,043            7,370,590           12,803,108              165,323
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                          445,776           11,615,817           13,175,660            2,979,093
    Sales and administrative
     expenses (Note 1)                              (95)              (2,243)              (2,551)                (607)
----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                       445,681           11,613,574           13,173,109            2,978,486
    Net transfer from (to)
     fixed accumulation account                 (75,526)          (6,817,158)          (9,689,521)             235,824
    Transfers from (to)
     other Divisions                            240,136           (3,638,074)          (5,994,992)             649,462
    Payments to contract owners                (293,712)         (21,089,910)         (24,793,286)          (2,378,639)
    Annual maintenance
     charge (Note 1)                             (2,196)            (134,894)            (256,869)             (19,109)
    Surrender charges (Note 1)                   (2,663)             (10,804)              (6,021)             (10,162)
    Mortality guarantee adjustment                   --               (4,984)              40,670               (5,913)
----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                               311,720          (20,082,250)         (27,526,910)           1,449,949
----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                              447,763          (12,711,660)         (14,723,802)           1,615,272

NET ASSETS:
  BEGINNING OF PERIOD                         3,315,399          261,599,493          301,633,499           21,963,766
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $     3,763,162      $   248,887,833      $   286,909,697      $    23,579,038
----------------------------------------------------------------------------------------------------------------------------


                                         WILSHIRE VIT         WILSHIRE VIT         WILSHIRE VIT         WILSHIRE VIT
                                        INTERNATIONAL          SHORT-TERM           SMALL CAP             SOCIALLY
                                         EQUITY FUND         INVESTMENT FUND       GROWTH FUND         RESPONSIBLE FUND
                                          HM SHARES             HM SHARES           HM SHARES             HM SHARES
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        15,556      $         7,237      $            --      $         1,972
    Capital gain distribution                        --                   --                   --                   --
    Net realized gain (loss)
     on investments                             936,454               32,744           (3,189,593)             807,096
    Net unrealized appreciation
     (depreciation) on investments            2,634,152               33,059            4,777,728            2,891,275
    Mortality and expense
     risk charge (Note 1)                      (453,939)             (35,643)            (589,100)            (929,257)
-----------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                3,132,223               37,397              999,035            2,771,086
-----------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        3,783,523              366,506            4,054,022            5,694,625
    Sales and administrative
     expenses (Note 1)                             (625)                (216)                (848)                (872)
-----------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     3,782,898              366,290            4,053,174            5,693,753
    Net transfer from (to)
     fixed accumulation account                (895,521)           1,759,736           (1,973,929)          (2,361,669)
    Transfers from (to)
     other Divisions                           (587,618)             568,830           (2,090,035)          (1,227,147)
    Payments to contract owners              (2,877,927)          (2,817,857)          (4,215,680)          (5,576,413)
    Annual maintenance
     charge (Note 1)                            (41,868)              (2,263)             (34,767)            (125,593)
    Surrender charges (Note 1)                   (6,247)              (6,684)              (6,157)              (6,220)
    Mortality guarantee adjustment                   --                  (50)                  --                   --
-----------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                              (626,283)            (131,998)          (4,267,394)          (3,603,289)
-----------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            2,505,940              (94,601)          (3,268,359)            (832,203)

NET ASSETS:
  BEGINNING OF PERIOD                        36,179,259            2,940,774           51,123,355           76,641,597
-----------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    38,685,199      $     2,846,173      $    47,854,996      $    75,809,394
-----------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                ACCOUNT DIVISION



                                           ALLIANCE                                                    CREDIT SUISSE
                                           BERNSTEIN                                   ARIEL              SMALL CO.
                                         LARGE GROWTH             ARIEL            APPRECIATION            GROWTH
                                           PORTFOLIO              FUND                 FUND               PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $            --      $       108,623      $       153,591      $            --
    Capital gain distribution                        --              740,214              803,099                   --
    Net realized gain (loss)
     on investments                            (291,469)             302,329              220,352             (200,637)
    Net unrealized appreciation
     (depreciation) on investments            1,725,642            3,178,608            3,050,663              635,024
    Mortality and expense
     risk charge (Note 1)                      (199,377)            (257,683)            (382,722)             (52,966)
----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                1,234,796            4,072,091            3,844,983              381,421
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        3,407,288            4,586,631            7,175,431              537,378
    Sales and administrative
     expenses (Note 1)                             (451)                (664)                (891)                 (63)
----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     3,406,837            4,585,967            7,174,540              537,315
    Net transfer from (to)
     fixed accumulation account                 252,580              502,807            1,039,761                5,898
    Transfers from (to)
     other Divisions                            248,073            1,337,261            1,572,417               71,635
    Payments to contract owners                (808,524)          (1,014,576)          (1,551,731)            (390,148)
     Annual maintenance
     charge (Note 1)                            (20,876)             (36,374)             (32,880)              (3,710)
    Surrender charges (Note 1)                  (12,347)             (19,634)             (30,061)              (3,948)
    Mortality guarantee adjustment                   --                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                             3,065,743            5,355,451            8,172,046              217,042
----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            4,300,539            9,427,542           12,017,029              598,463

NET ASSETS:
  BEGINNING OF PERIOD                        14,613,342           17,025,456           26,317,706            4,036,006
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    18,913,881      $    26,452,998      $    38,334,735      $     4,634,469
----------------------------------------------------------------------------------------------------------------------------


                                                                DELAWARE            DELAWARE           DREYFUS MIDCAP
                                            DAVIS              VIP GROWTH           VIP TREND              STOCK
                                            VALUE             OPPORTUNITIES          SERIES                SERVICE
                                          PORTFOLIO           SERVICE CLASS        SERVICE CLASS           SHARES
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        55,680      $            --      $            --      $         4,166
    Capital gain distribution                        --                   --                   --                   --
    Net realized gain (loss)
     on investments                                (752)                (699)                 771                1,235
    Net unrealized appreciation
     (depreciation) on investments              673,975               18,547                7,492               12,223
    Mortality and expense
     risk charge (Note 1)                       (71,794)                (486)                (227)                (578)
----------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                  657,109               17,362                8,036               17,046
----------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        1,062,835               50,749               38,660               49,820
    Sales and administrative
     expenses (Note 1)                              (39)                  (5)                 (18)                 (14)
----------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     1,062,796               50,744               38,642               49,806
    Net transfer from (to)
     fixed accumulation account                  74,250               76,130                3,493               42,483
    Transfers from (to)
     other Divisions                            600,687               39,992               18,691               62,058
    Payments to contract owners                (373,167)             (10,526)                  --                   --
     Annual maintenance
     charge (Note 1)                             (7,179)                  --                   --                   --
    Surrender charges (Note 1)                   (4,415)                  --                   --                   --
    Mortality guarantee adjustment                   --                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                             1,352,972              156,340               60,826              154,347
----------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            2,010,081              173,702               68,862              171,393

NET ASSETS:
  BEGINNING OF PERIOD                         5,054,698                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $     7,064,779      $       173,702      $        68,862      $       171,393
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004



                                                              FIDELITY VIP
                                         FIDELITY VIP          GROWTH &            FIDELITY VIP         FIDELITY VIP
                                            GROWTH              INCOME              HIGH INCOME          INDEX 500
                                           PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        33,262      $        59,181      $       142,920      $       318,688
    Capital gain distribution                        --                   --                   --                   --
    Net realized gain (loss)
     on investments                            (314,511)             (47,316)               4,214             (147,985)
    Net unrealized appreciation
     (depreciation) on investments            1,243,824              555,756               58,556            3,194,767
    Mortality and expense
     risk charge (Note 1)                      (340,880)            (108,651)             (24,354)            (383,061)
----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                  621,695              458,970              181,336            2,982,409
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        6,077,705            2,686,897              635,427            7,210,776
    Sales and administrative
     expenses (Note 1)                             (723)                (489)                (162)              (1,311)
----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     6,076,982            2,686,408              635,265            7,209,465
    Net transfer from (to)
     fixed accumulation account                 679,230              379,216               52,913              679,293
    Transfers from (to)
     other Divisions                          1,242,834              430,113              110,706            1,965,591
    Payments to contract owners              (1,533,297)            (443,216)             (73,829)          (1,329,769)
    Annual maintenance
     charge (Note 1)                            (48,757)             (16,043)              (1,850)             (72,639)
    Surrender charges (Note 1)                  (23,838)              (8,574)              (1,578)             (19,302)
    Mortality guarantee adjustment                   --                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                             6,393,154            3,027,904              721,627            8,432,639
----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            7,014,849            3,486,874              902,963           11,415,048

NET ASSETS:
  BEGINNING OF PERIOD                        24,531,994            7,325,313            1,604,272           26,396,472
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    31,546,843      $    10,812,187      $     2,507,235      $    37,811,520
----------------------------------------------------------------------------------------------------------------------------


                                                                                                         GOLDMAN SACHS VIT
                                          FIDELITY VIP          FIDELITY VIP         FIDELITY VIP            CORE SMALL
                                        INVESTMENT GRADE           MID CAP             OVERSEAS              CAP EQUITY
                                         BOND PORTFOLIO           PORTFOLIO            PORTFOLIO                FUND
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $         822,865      $            --      $        81,543      $            2,793
    Capital gain distribution                     152,382                   --                   --                   8,356
    Net realized gain (loss)
     on investments                                36,437              269,816               95,402                      (9)
    Net unrealized appreciation
     (depreciation) on investments               (416,192)           4,915,096            1,184,678                  14,309
    Mortality and expense
     risk charge (Note 1)                        (171,598)            (268,486)            (116,173)                   (763)
---------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                    423,894            4,916,426            1,245,450                  24,686
---------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                          2,959,996            3,711,525            2,748,638                  96,939
    Sales and administrative
     expenses (Note 1)                               (836)                (401)                (170)                     (3)
---------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                       2,959,160            3,711,124            2,748,468                  96,936
    Net transfer from (to)
     fixed accumulation account                  (423,837)             322,561              566,236                  28,278
    Transfers from (to)
     other Divisions                             (567,325)           1,296,109              925,590                 111,551
    Payments to contract owners                (1,130,693)          (1,367,535)            (464,127)                     --
    Annual maintenance
     charge (Note 1)                              (14,662)             (34,941)             (17,303)                    (50)
    Surrender charges (Note 1)                    (15,058)             (14,847)              (7,878)                     --
    Mortality guarantee adjustment                     --                   --                   --                      --
---------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                                 807,585            3,912,471            3,750,986                 236,715
---------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                              1,231,479            8,828,897            4,996,436                 261,401

NET ASSETS:
  BEGINNING OF PERIOD                          13,925,160           18,703,354            7,409,331                      --
---------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $      15,156,639      $    27,532,251      $    12,405,767      $          261,401
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                ACCOUNT DIVISION



                                          J.P. MORGAN          LORD ABBETT          NEUBERGER
                                        U.S. DISCIPLINED       SERIES FUND           BERMAN                PUTNAM
                                             EQUITY              GROWTH              GENESIS              VT VISTA
                                            PORTFOLIO         OPPORTUNITIES           FUND                  FUND
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        94,660      $            70      $        32,551      $            --
    Capital gain distribution                        --                   --              464,433                   --
    Net realized gain (loss)
     on investments                            (115,766)                (106)             156,832             (566,680)
    Net unrealized appreciation
     (depreciation) on investments            1,259,387               31,651            1,897,689            1,501,911
    Mortality and expense
     risk charge (Note 1)                      (157,574)                (967)            (175,872)             (65,410)
----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                1,080,707               30,648            2,375,633              869,821
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        2,991,745               70,302            2,740,169              766,799
    Sales and administrative
     expenses (Note 1)                             (827)                  (1)                (234)                (171)
----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     2,990,918               70,301            2,739,935              766,628
    Net transfer from (to)
     fixed accumulation account                 198,027               63,893              339,819              (42,803)
    Transfers from (to)
     other Divisions                            313,387              135,086            1,021,445             (186,269)
    Payments to contract owners                (600,708)              (3,817)            (813,803)            (317,417)
     Annual maintenance
     charge (Note 1)                            (35,627)                 (25)             (15,941)              (4,340)
    Surrender charges (Note 1)                  (15,873)                 (21)             (12,973)              (3,464)
    Mortality guarantee adjustment                   --                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                             2,850,124              265,417            3,258,482              212,335
----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            3,930,831              296,065            5,634,115            1,082,156

NET ASSETS:
  BEGINNING OF PERIOD                        11,186,150                   --           12,198,374            4,985,464
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    15,116,981      $       296,065      $    17,832,489      $     6,067,620
----------------------------------------------------------------------------------------------------------------------------


                                           RAINIER           ROYCE CAPITAL
                                         SMALL/MID CAP            FUND                STRONG               STRONG
                                            EQUITY             SMALL CAP              MID CAP            OPPORTUNITY
                                           PORTFOLIO           PORTFOLIO              FUND II                FUND
----------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        73,346      $        19,689      $            --      $            --
    Capital gain distribution                   294,370               13,805                   --                   --
    Net realized gain (loss)
     on investments                              (4,504)                (247)            (526,707)            (119,348)
    Net unrealized appreciation
     (depreciation) on investments            1,167,553               39,041            1,822,515            1,566,258
    Mortality and expense
     risk charge (Note 1)                      (104,582)              (2,056)             (86,162)            (105,360)
----------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                1,426,183               70,232            1,209,646            1,341,550
----------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        1,638,351              180,097            1,148,255            1,158,319
    Sales and administrative
     expenses (Note 1)                             (201)                  (6)                (133)                (129)
----------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     1,638,150              180,091            1,148,122            1,158,190
    Net transfer from (to)
     fixed accumulation account                 216,922              220,678              (63,459)               5,624
    Transfers from (to)
     other Divisions                            308,584              407,605             (233,439)            (232,463)
    Payments to contract owners                (423,635)                (148)            (320,753)            (389,832)
     Annual maintenance
     charge (Note 1)                            (11,104)                 (75)              (3,783)              (9,889)
    Surrender charges (Note 1)                   (5,278)                  --               (5,885)              (5,513)
    Mortality guarantee adjustment                   --                   --                   --                   --
----------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                             1,723,639              808,151              520,803              526,117
----------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            3,149,822              878,383            1,730,449            1,867,667

NET ASSETS:
  BEGINNING OF PERIOD                         7,452,915                   --            6,393,457            7,653,704
----------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    10,602,737      $       878,383      $     8,123,906      $     9,521,371
----------------------------------------------------------------------------------------------------------------------


See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004



                                         T.ROWE PRICE      T.ROWE PRICE           DOW JONES               DOW JONES
                                          SMALL-CAP          SMALL-CAP        WILSHIRE 5000 INDEX      WILSHIRE 5000 INDEX
                                         STOCK FUND         VALUE FUND            PORTFOLIO-               PORTFOLIO-
                                        ADVISOR CLASS      ADVISOR CLASS         INSTITUTIONAL             INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $      74,354      $     102,541      $           250,836      $            80,023
    Capital gain distribution                 507,356            483,410                       --                       --
    Net realized gain (loss)
     on investments                           133,279            309,295                 (406,833)                 (14,918)
    Net unrealized appreciation
     (depreciation) on investments          1,491,080          2,660,429                2,152,247                  667,642
    Mortality and expense
     risk charge (Note 1)                    (152,813)          (186,070)                (224,032)                 (74,442)
--------------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations              2,053,256          3,369,605                1,772,218                  658,305
--------------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                      2,326,819          2,370,708                1,806,304                2,087,899
    Sales and administrative
     expenses (Note 1)                           (352)              (385)                    (290)                     (83)
--------------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                   2,326,467          2,370,323                1,806,014                2,087,816
    Net transfer from (to)
     fixed accumulation account               (37,902)           (47,864)                (716,781)                 449,713
    Transfers from (to)
     other Divisions                          126,882             50,589                  659,884                  (38,954)
    Payments to contract owners              (710,724)          (852,449)              (1,237,664)                (188,371)
    Annual maintenance
     charge (Note 1)                          (12,055)           (29,445)                 (16,074)                 (23,326)
    Surrender charges (Note 1)                (10,390)           (10,955)                  (3,149)                  (8,463)
    Mortality guarantee adjustment                 --                 --                       --                       --
--------------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                           1,682,278          1,480,199                  492,230                2,278,415
--------------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                          3,735,534          4,849,804                2,264,448                2,936,720

NET ASSETS:
  BEGINNING OF PERIOD                      10,747,547         13,108,060               17,213,849                4,896,375
--------------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $  14,483,081      $  17,957,864      $        19,478,297      $         7,833,095
--------------------------------------------------------------------------------------------------------------------------------


                                        WILSHIRE TARGET      WILSHIRE TARGET      WILSHIRE TARGET      WILSHIRE TARGET
                                        LARGE CO. GROWTH     LARGE CO. GROWTH     LARGE CO. VALUE      SMALL CO. GROWTH
                                           PORTFOLIO-           PORTFOLIO-          PORTFOLIO-            PORTFOLIO-
                                          INSTITUTIONAL         INVESTMENT          INVESTMENT            INVESTMENT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $        92,255      $         9,185      $     1,006,927      $         94,902
    Capital gain distribution                        --                   --                   --                    --
    Net realized gain (loss)
     on investments                            (526,831)             (44,882)               2,334                45,151
    Net unrealized appreciation
     (depreciation) on investments            1,842,455              648,256              970,936               202,774
    Mortality and expense
     risk charge (Note 1)                      (247,123)             (97,015)            (185,171)              (24,130)
-----------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                1,160,756              515,544            1,795,026               318,697
-----------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        2,295,530            2,549,045            2,851,018               437,529
    Sales and administrative
     expenses (Note 1)                             (738)                (235)                (571)                  (25)
-----------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     2,294,792            2,548,810            2,850,447               437,504
    Net transfer from (to)
     fixed accumulation account                (501,914)             588,382              223,095               122,171
    Transfers from (to)
     other Divisions                            255,601              (89,069)             541,282                75,334
    Payments to contract owners              (1,217,487)            (220,391)            (950,930)             (104,145)
    Annual maintenance
     charge (Note 1)                            (12,287)             (14,799)             (33,166)               (1,587)
    Surrender charges (Note 1)                   (2,980)              (9,141)             (12,076)               (2,216)
    Mortality guarantee adjustment                   --                   --                   --                    --
-----------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                               815,725            2,803,792            2,618,652               527,061
-----------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            1,976,481            3,319,336            4,413,678               845,758

NET ASSETS:
  BEGINNING OF PERIOD                        19,317,280            6,642,944           13,219,824             1,626,087
-----------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    21,293,761      $     9,962,280      $    17,633,502      $      2,471,845
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                ACCOUNT DIVISION



                                        WILSHIRE TARGET         WILSHIRE             WILSHIRE             WILSHIRE
                                        SMALL CO. VALUE       VIT BALANCED          VIT EQUITY           VIT INCOME
                                           PORTFOLIO-            FUND                  FUND                 FUND
                                           INVESTMENT          HM SHARES             HM SHARES            HM SHARES
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $       345,957      $     6,589,982      $     3,938,380      $       989,517
    Capital gain distribution                        --                   --                   --              214,665
    Net realized gain (loss)
     on investments                              88,807           (1,247,575)          (4,492,637)             (92,592)
    Net unrealized appreciation
     (depreciation) on investments              157,681           14,898,333           28,883,404              (98,659)
    Mortality and expense
     risk charge (Note 1)                       (33,385)          (3,209,708)          (3,526,651)            (254,874)
----------------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                  559,060           17,031,032           24,802,496              758,057
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                          344,372           12,279,490           15,806,383            2,889,665
    Sales and administrative
     expenses (Note 1)                              (54)              (2,266)              (2,941)                (831)
----------------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                       344,318           12,277,224           15,803,442            2,888,834
    Net transfer from (to)
     fixed accumulation account                  15,159           (8,709,547)          (9,824,067)             244,133
    Transfers from (to)
     other Divisions                            215,986           (3,643,485)          (5,963,868)             130,093
    Payments to contract owners                (188,588)         (17,152,966)         (20,813,876)          (1,755,995)
    Annual maintenance
     charge (Note 1)                             (3,463)            (158,350)            (285,353)             (17,948)
    Surrender charges (Note 1)                   (1,414)             (14,181)             (14,636)             (15,321)
    Mortality guarantee adjustment                   --              (11,284)             (41,367)              (4,193)
----------------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                               381,998          (17,412,589)         (21,139,725)           1,469,603
----------------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                              941,058             (381,557)           3,662,771            2,227,659

NET ASSETS:
  BEGINNING OF PERIOD                         2,374,341          261,981,050          297,970,728           19,736,107
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $     3,315,399      $   261,599,493      $   301,633,499      $    21,963,766
----------------------------------------------------------------------------------------------------------------------------


                                        WILSHIRE VIT          WILSHIRE VIT         WILSHIRE VIT          WILSHIRE VIT
                                        INTERNATIONAL          SHORT-TERM            SMALL CAP             SOCIALLY
                                         EQUITY FUND         INVESTMENT FUND        GROWTH FUND        RESPONSIBLE FUND
                                          HM SHARES             HM SHARES            HM SHARES            HM SHARES
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS
    Net investment income               $       472,537      $        32,589      $            --      $        999,674
    Capital gain distribution                        --                   --                   --                    --
    Net realized gain (loss)
     on investments                           2,234,522               (3,531)          (2,932,405)              278,962
    Net unrealized appreciation
     (depreciation) on investments              813,826                6,465            4,888,309             7,792,639
    Mortality and expense
     risk charge (Note 1)                      (415,193)             (37,271)            (623,643)             (895,752)
-----------------------------------------------------------------------------------------------------------------------

    Net increase (decrease)
     in net assets
     resulting from operations                3,105,692               (1,748)           1,332,261             8,175,522
-----------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
    Gross stipulated
     PAYMENTS RECEIVED                        4,096,629              251,671            4,934,536             6,255,861
    Sales and administrative
     expenses (Note 1)                             (725)                (170)              (1,106)               (1,012)
-----------------------------------------------------------------------------------------------------------------------

    Net consideration received
     on annuity contracts                     4,095,904              251,501            4,933,430             6,254,849
    Net transfer from (to)
     fixed accumulation account                (552,763)           1,064,484           (1,663,499)           (2,159,216)
    Transfers from (to)
     other Divisions                            653,251           (1,245,225)          (1,632,386)           (1,084,512)
    Payments to contract owners              (3,913,202)          (1,740,250)          (3,723,909)           (4,754,182)
    Annual maintenance
     charge (Note 1)                            (29,437)              (1,752)             (59,266)             (153,658)
    Surrender charges (Note 1)                  (12,739)             (22,981)             (12,762)              (14,998)
    Mortality guarantee adjustment                   --               (3,146)                  --                    --
-----------------------------------------------------------------------------------------------------------------------

    NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNERS'
     TRANSACTIONS                               241,014           (1,697,369)          (2,158,392)           (1,911,717)
-----------------------------------------------------------------------------------------------------------------------

    TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            3,346,706           (1,699,117)            (826,131)            6,263,805

NET ASSETS:
  BEGINNING OF PERIOD                        32,832,553            4,639,891           51,949,486            70,377,792
-----------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                         $    36,179,259      $     2,940,774      $    51,123,355      $     76,641,597
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2005 AND 2004

1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company Separate Account ("the Separate Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein Large Growth Portfolio, Ariel Fund, Ariel Appreciation Fund, Credit Suisse Small Co. Growth Portfolio, Davis Value Portfolio, Delaware VIP Growth Opportunities Service Class, Delaware VIP Trend Series Service Class, Dreyfus Midcap Stock Service Shares, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Core Small Cap Equity Fund, J.P. Morgan U.S. Disciplined Equity Portfolio, Lord Abbett Series Fund Growth Opportunities, Neuberger Berman Genesis Fund, Putnam VT Vista Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, Wells Fargo Advantage Discovery Fund, Wells Fargo Opportunity Fund (formerly Strong Opportunity Fund), Dow Jones Wilshire 5000 Index Portfolio-Institutional, Dow Jones Wilshire 5000 Index Portfolio-Investment, Wilshire Target Large Co. Growth Portfolio-Institutional, Wilshire Target Large Co. Growth Portfolio-Investment, Wilshire Target Large Co. Value Portfolio-Investment, Wilshire Target Small Co. Growth Portfolio-Investment, Wilshire Target Small Co. Value Portfolio-Investment, Wilshire VIT Balanced Fund HM Shares, Wilshire VIT Equity Fund HM Shares, Wilshire VIT Income Fund HM Shares, Wilshire VIT International Equity Fund HM Shares, Wilshire VIT Short-Term Investment Fund HM Shares, Wilshire VIT Small Cap Growth Fund HM Shares, Wilshire VIT Socially Responsible Fund HM Shares. The funds collectively are referred to as the "Funds". Effective October 1, 2004, sponsorship of the Horace Mann Mutual Funds was transferred to Wilshire Associates Inc.

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk).

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

2. SIGNIFICANT ACCOUNTING POLICIES - Investments in the Funds are reported at market value using the accumulated unit value method (AUV).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.


Certain 2004 amounts have been reclassified to conform to the 2005 financial statement presentation.


3. FEDERAL INCOME TAXES - Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES -- During the year ended December 31, 2005 purchases and proceeds from sales of fund shares were as follows:

                                ACCOUNT DIVISION

               ALLIANCE                                         CREDIT SUISSE                       DELAWARE          DELAWARE
               BERNSTEIN                            ARIEL         SMALL CO.          DAVIS         VIP GROWTH        VIP TREND
              LARGE GROWTH        ARIEL          APPRECIATION      GROWTH            VALUE        OPPORTUNITIES        SERIES
               PORTFOLIO           FUND              FUND         PORTFOLIO        PORTFOLIO      SERVICE CLASS     SERVICE CLASS
---------------------------------------------------------------------------------------------------------------------------------
Purchases   $     5,271,975  $    11,217,380  $    14,552,172  $       423,548  $     2,594,069  $       428,881  $       338,807
---------------------------------------------------------------------------------------------------------------------------------

Sales       $     2,952,011  $     3,992,249  $     4,789,897  $       840,090  $     1,254,547  $        80,655  $        48,998
---------------------------------------------------------------------------------------------------------------------------------

             DREYFUS MIDCAP                    FIDELITY VIP
                STOCK         FIDELITY VIP       GROWTH &        FIDELITY VIP     FIDELITY VIP    FIDELITY VIP      FIDELITY VIP
               SERVICE          GROWTH            INCOME         HIGH INCOME       INDEX 500     INVESTMENT GRADE      MID CAP
               SHARES          PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO      BOND PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------

Purchases   $       498,656  $     8,119,286  $     3,924,418  $     2,551,513  $    12,979,512  $      6,302,230  $    10,896,974
----------------------------------------------------------------------------------------------------------------------------------

Sales       $        51,653  $     5,201,925  $     1,871,556  $     1,010,962  $     5,229,955  $      2,773,466  $     4,727,202
----------------------------------------------------------------------------------------------------------------------------------

                                                   J.P. MORGAN      LORD ABBETT      NEUBERGER                          RAINIER
              FIDELITY VIP   GOLDMAN SACHS       U.S. DISCIPLINED   SERIES FUND        BERMAN           PUTNAM        SMALL/MID CAP
                OVERSEAS     VIT CORE SMALL CAP       EQUITY          GROWTH          GENESIS          VT VISTA         EQUITY
               PORTFOLIO     EQUITY FUND            PORTFOLIO      OPPORTUNITIES        FUND             FUND          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

Purchases   $     5,597,790  $          808,305  $      4,953,206  $     964,281  $     8,040,716  $     1,448,086  $     4,389,662
-----------------------------------------------------------------------------------------------------------------------------------

Sales       $     1,756,625  $           65,397  $      2,422,651  $     159,256  $     2,611,722  $     1,226,419  $     1,528,013
-----------------------------------------------------------------------------------------------------------------------------------

             ROYCE CAPITAL     STRONG     T.ROWE PRICE     T.ROWE PRICE     WELLS FARGO                            DOW JONES
                 FUND          MID CAP      SMALL-CAP       SMALL-CAP        ADVANTAGE        WELLS FARGO     WILSHIRE 5000 INDEX
              SMALL CAP        GROWTH      STOCK FUND       VALUE FUND       DISCOVERY        OPPORTUNITY          PORTFOLIO-
              PORTFOLIO        FUND II    ADVISOR CLASS    ADVISOR CLASS        FUND              FUND            INSTITUTIONAL
---------------------------------------------------------------------------------------------------------------------------------

Purchases   $     2,200,901     326,068  $     2,562,593  $     2,945,062  $     8,419,619  $       957,017   $         2,870,101
---------------------------------------------------------------------------------------------------------------------------------

Sales       $       363,861   8,275,315  $     1,610,410  $     1,999,021  $     1,044,146  $     1,454,498   $         4,563,212
---------------------------------------------------------------------------------------------------------------------------------

               DOW JONES      WILSHIRE TARGET   WILSHIRE TARGET   WILSHIRE TARGET  WILSHIRE TARGET  WILSHIRE TARGET    WILSHIRE
              WILSHIRE 5000   LARGE CO. GROWTH  LARGE CO. GROWTH  LARGE CO. VALUE  SMALL CO. GROWTH SMALL CO. VALUE   VIT BALANCED
            INDEX PORTFOLIO-     PORTFOLIO-        PORTFOLIO-        PORTFOLIO-       PORTFOLIO-      PORTFOLIO-         FUND
               INVESTMENT       INSTITUTIONAL      INVESTMENT        INVESTMENT       INVESTMENT      INVESTMENT       HM SHARES
------------------------------------------------------------------------------------------------------------------------------------

Purchases   $      3,543,168  $      3,183,427  $      3,783,109  $     9,133,400  $     1,433,206  $     1,858,869  $    14,815,715
------------------------------------------------------------------------------------------------------------------------------------

Sales       $      1,134,173  $      4,453,812  $      1,341,117  $     2,481,919  $       370,857  $       568,288  $    38,262,020
------------------------------------------------------------------------------------------------------------------------------------

             WILSHIRE       WILSHIRE      WILSHIRE VIT     WILSHIRE VIT     WILSHIRE VIT     WILSHIRE VIT
            VIT EQUITY     VIT INCOME    INTERNATIONAL      SHORT-TERM        SMALL CAP        SOCIALLY
               FUND          FUND          EQUITY FUND    INVESTMENT FUND    GROWTH FUND    RESPONSIBLE FUND
            HM SHARES      HM SHARES        HM SHARES       HM SHARES         HM SHARES        HM SHARES
-----------------------------------------------------------------------------------------------------------

Purchases   17,482,042  $     5,763,083  $     8,628,592  $     6,998,070  $     7,119,077  $      7,060,231
-----------------------------------------------------------------------------------------------------------

Sales       47,824,129  $     4,668,357  $     8,756,804  $     7,125,729  $    15,165,164  $     10,783,708
-----------------------------------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                    AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                ACCOUNT DIVISION


                            ALLIANCE                              CREDIT                                 DELAWARE     DREYFUS
                            BERNSTEIN                             SUISSE                  DELAWARE       VIP TREND     MIDCAP
                              LARGE                   ARIEL      SMALL CO.     DAVIS     VIP GROWTH       SERIES       STOCK
                             GROWTH      ARIEL    APPRECIATION    GROWTH       VALUE    OPPORTUNITIES     SERVICE     SERVICE
                            PORTFOLIO    FUND         FUND       PORTFOLIO   PORTFOLIO  SERVICE CLASS      CLASS       SHARES
-----------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
   at 01/01/2004              676,885   376,980        612,277     236,965     486,125              --          --         --

Consideration
 received                     157,812    93,460        162,849      30,733      99,072           3,667       1,462      3,035

Net transfers                  23,021    37,671         59,816       3,797      62,465           8,171         813      6,541

Payments to
  contract owners             (39,119)  (21,989)       (36,663)    (23,020)    (35,431)           (774)         --         --
-----------------------------------------------------------------------------------------------------------------------------

Account units
  outstanding
at 12/31/2004                 818,599   486,122        798,279     248,475     612,231          11,064       2,275      9,576

Consideration
 received                     151,026    97,211        158,395      20,515     113,575           9,579       4,770     12,500

Net transfers                  24,392    23,044         52,050     (17,480)     58,665          12,074       5,089     12,291

Payments to
  contract owners             (54,281)  (30,380)       (48,397)    (20,494)    (69,324)           (750)        (44)      (343)

Account units outstanding
  at 12/31/2005               939,736   575,997        960,327     231,016     715,147          31,967      12,090     34,024
-----------------------------------------------------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                ACCOUNT DIVISION


                                       FIDELITY   FIDELITY    FIDELITY      FIDELITY
                           FIDELITY      VIP        VIP         VIP           VIP       FIDELITY    FIDELITY
                             VIP       GROWTH &     HIGH       INDEX       INVESTMENT     VIP         VIP         GOLDMAN SACHS
                            GROWTH      INCOME     INCOME       500        GRADE BOND    MID CAP    OVERSEAS    VIT CORE SMALL CAP
                           PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO      EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
   at 01/01/2004             771,644     535,029   177,129     211,435      921,950       798,274     430,503                   --

Consideration
 received                    193,727     197,641    68,404      56,742      194,535       149,102     157,032                7,103

Net transfers                 60,356      59,151    18,833      20,944      (65,547)       63,643      84,547               10,324

Payments to
  contract owners            (51,522)    (34,284)   (8,339)    (11,204)     (75,705)      (56,788)    (28,165)                  (4)
------------------------------------------------------------------------------------------------------------------------------------

Account units
  outstanding
at 12/31/2004                974,205     757,537   256,027     277,917      975,233       954,231     643,917               17,423

Consideration
 received                    178,415     171,269    80,472      57,060      189,804       153,601     152,428               16,568

Net transfers                  9,390      33,480    57,985      16,628       62,319        88,912      79,738               27,859

Payments to
  contract owners            (72,017)    (62,067)  (19,462)    (17,292)     (69,666)      (69,988)    (40,567)                (569)

Account units outstanding
  at 12/31/2005            1,089,993     900,219   375,022     334,313    1,157,690     1,126,756     835,516               61,281
------------------------------------------------------------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                    AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                ACCOUNT DIVISION

                     J.P. MORGAN       LORD ABBETT    NEUBERGER                 RAINIER      ROYCE CAPITAL   STRONG    T.ROWE PRICE
                   U.S. DISCIPLINED    SERIES FUND     BERMAN      PUTNAM    SMALL/MID CAP       FUND        MID CAP     SMALL-CAP
                        EQUITY           GROWTH        GENESIS    VT VISTA      EQUITY         SMALL CAP     GROWTH      STOCK FUND
                      PORTFOLIO       OPPORTUNITIES     FUND        FUND       PORTFOLIO       PORTFOLIO     FUND II   ADVISOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
   at 01/01/2004            915,270              --    513,797     431,300         247,172              --   443,966        349,073

Consideration
 received                   240,310           5,822    108,412      63,004          53,108          20,615    76,824         72,660

Net transfers                40,785          17,606     53,522     (19,235)         17,125          72,692   (19,583)         2,995

Payments to
  contract owners           (52,716)         (1,013)   (33,533)    (27,092)        (14,166)            (26)  (21,966)       (22,811)
------------------------------------------------------------------------------------------------------------------------------------

Account units
  outstanding
at 12/31/2004             1,143,649          22,415    642,198     447,977         303,239          93,281   479,241        401,917

Consideration
 received                   242,915          34,208    121,384      63,084          53,584          77,307    17,168         45,587

Net transfers                36,644          33,147     75,001      (1,722)         32,935         130,436  (485,229)       (16,911)

Payments to
  contract owners           (77,739)         (7,337)   (39,576)    (40,159)        (19,861)        (21,737)  (11,180)       (24,909)

Account units
  outstanding
  at 12/31/2005           1,345,469          82,433    799,007     469,180         369,897         279,287        --        405,684
------------------------------------------------------------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                    AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                ACCOUNT DIVISION

                      T.ROWE                                                                WILSHIRE       WILSHIRE     WILSHIRE
                      PRICE        WELLS                     DOW JONES       DOW JONES       TARGET         TARGET       TARGET
                    SMALL-CAP      FARGO                   WILSHIRE 5000   WILSHIRE 5000    LARGE CO.      LARGE CO.    LARGE CO.
                    VALUE FUND   ADVANTAGE   WELLS FARGO      INDEX           INDEX          GROWTH         GROWTH        VALUE
                     ADVISOR     DISCOVERY   OPPORTUNITY    PORTFOLIO-      PORTFOLIO-      PORTFOLIO-     PORTFOLIO-   PORTFOLIO-
                      CLASS        FUND         FUND       INSTITUTIONAL    INVESTMENT     INSTITUTIONAL   INVESTMENT   INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
   at 01/01/2004      397,645     443,966       298,172         541,013       1,873,756         228,018      652,841      611,659

Consideration
 received              66,939      76,824        42,499         226,376         192,688          87,548       77,504      127,532

Net transfers             515     (19,583)       (8,226)         44,398          (7,404)         17,228       (8,428)      34,600

Payments to
  contract owners     (25,494)    (21,966)      (14,804)        (23,794)       (134,797)         (8,473)     (41,556)     (44,688)
------------------------------------------------------------------------------------------------------------------------------------

Account units
  outstanding
at 12/31/2004         439,605          --       317,641       1,924,243         787,993         680,361      324,321      729,103

Consideration
 received              43,932      46,478        28,898         153,490         225,931          67,994       90,420      151,690

Net transfers         (22,412)    589,006       (17,015)       (103,316)         65,540         (23,889)      14,649       62,711

Payments to
  contract owners     (29,334)    (36,534)      (23,423)       (174,244)        (55,427)        (54,823)     (21,558)     (43,963)

Account units
  outstanding
  at 12/31/05         431,791     598,950       306,101       1,800,173       1,024,037         669,643      407,832      899,541
------------------------------------------------------------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                    AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS

                                ACCOUNT DIVISION


                    WILSHIRE    WILSHIRE                                                        WILSHIRE     WILSHIRE    WILSHIRE
                     TARGET      TARGET     WILSHIRE    WILSHIRE     WILSHIRE                      VIT          VIT         VIT
                    SMALL CO.   SMALL CO.     VIT          VIT          VIT      WILSHIRE VIT   SHORT-TERM   SMALL CAP   SOCIALLY
                     GROWTH      VALUE      BALANCED    EQUITY        INCOME     INTERNATIONAL  INVESTMENT   GROWTH      RESPONSIBLE
                   PORTFOLIO-  PORTFOLIO-    FUND         FUND         FUND       EQUITY FUND      FUND         FUND        FUND
                   INVESTMENT  INVESTMENT  HM SHARES    HM SHARES    HM SHARES     HM SHARES    HM SHARES    HM SHARES   HM SHARES
------------------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding
   at 01/01/2004     122,082      92,724  14,094,671   15,075,890    1,210,705      3,072,915     427,380    4,507,783    4,740,058

Consideration
 received             16,502      23,922     651,807      789,802      175,782        382,028      23,331      438,173      408,376

Net transfers         11,195      10,798    (653,929)    (786,517)      22,237          8,703     (16,628)    (303,223)    (213,672)

Payments to
  contract owners     (9,305)     (5,670)   (920,011)  (1,054,263)    (108,682)      (364,116)   (163,090)    (340,587)    (321,841)
------------------------------------------------------------------------------------------------------------------------------------

Account units
  outstanding
at 12/31/2004        121,774     140,473  13,172,538   14,024,912    1,300,042      3,099,530     270,993    4,302,146    4,612,921

Consideration
 received             29,215      18,852     581,840      612,375      176,552        319,782      33,584      355,740      344,667

Net transfers         16,008       7,854    (524,475)    (720,916)      52,090       (125,620)    213,177     (354,506)    (217,682)

Payments to
  contract owners     (8,215)    (13,962) (1,062,654)  (1,160,037)    (142,769)      (246,249)   (258,861)    (371,822)    (345,044)

Account units
  outstanding
  at 12/31/05        158,782     153,217  12,167,249   12,756,334    1,385,915      3,047,443     258,893    3,931,558    4,394,862
------------------------------------------------------------------------------------------------------------------------------------

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                   AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                               EXPENSE AS A       INVESTMENT
                                             UNIT                  NET         % OF AVERAGE         INCOME             TOTAL
ACCOUNT DIVISION               UNITS         VALUE                ASSETS       NET ASSETS *          RATIO           RETURN **
----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large
 Growth Portfolio             939,736     26.20 to 27.99        24,631,711     0.00% to 1.25%        0.00%       14.85% to 13.42%
Ariel Fund                    575,997     54.19 to 57.42        31,246,811     0.00% to 1.25%        7.31%       0.94% to (0.33%)
Ariel Appreciation Fund       960,327     48.77 to 51.67        46,884,762     0.00% to 1.25%        5.18%       2.92% to 1.64%
Credit Suisse Small Co.
 Growth Portfolio             231,016     17.92 to 19.16         4,141,603     0.00% to 1.25%        0.00%       (2.68%) to (3.90%)
Davis Value Portfolio         715,147     12.45 to 13.41         8,923,632     0.00% to 1.25%        1.06%       9.44% to 8.09%
Delaware VIP Growth
 Opportunities Service
 Class                         31,967     17.24 to 17.32           551,397     0.95% to 1.25%        0.00%       10.17% to 9.82%
Delaware VIP Trend
 Series Service Class          12,090     31.56 to 31.71           382,003     0.95% to 1.25%        0.00%       4.62% to 4.31%
Dreyfus Midcap Stock
 Portfolio Service
 Shares                        34,024     19.25 to 19.35           655,376     0.95% to 1.25%        0.26%       7.91% to 7.59%
Fidelity VIP Growth
 Portfolio                  1,089,993     33.72 to 36.05        36,781,835     0.00% to 1.25%        0.25%       5.49% to 4.19%
Fidelity VIP Growth
 & Income Portfolio           900,219     15.12 to 16.15        13,629,896     0.00% to 1.25%        1.20%       7.40% to 6.06%
Fidelity VIP High
 Income Portfolio             375,022     9.87 to 10.55          3,712,402     0.00% to 1.25%       14.65%       2.33% to 1.04%
Fidelity VIP Index
 500 Portfolio                334,313     138.47 to 150.30      46,968,476     0.00% to 1.25%        1.45%       4.55% to 3.26%
Fidelity VIP Investment
 Grade Bond Portfolio       1,157,690     15.62 to 16.70        18,114,564     0.00% to 1.25%        3.92%       1.91% to 0.63%
Fidelity VIP Mid Cap
 Portfolio                  1,126,756     33.61 to 35.90        37,911,433     0.00% to 1.25%        0.00%       18.02% to 16.56%
Fidelity VIP Overseas
 Portfolio                    835,516     22.58 to 24.14        18,891,099     0.00% to 1.25%        0.85%       18.78% to 17.31%
Goldman Sachs VIT Core
 Small Cap Equity Fund         61,281     15.72 to 15.79           963,337     0.95% to 1.25%        3.72%       5.07% to 4.76%
J.P. Morgan U.S.
 Disciplined Equity
 Portfolio                  1,345,469     13.22 to 14.13        17,808,996     0.00% to 1.25%        1.20%       1.35% to 0.09%
Lord Abbett Series Fund
 Growth Opportunities          82,433     13.65 to 13.72         1,125,612     0.95% to 1.25%        0.54%       3.64% to 3.33%
Neuberger Berman Genesis
 Fund                         799,007     31.80 to 33.96        25,426,518     0.00% to 1.25%        0.00%       15.96% to 14.56%
Putnam VT Vista Fund          469,180     14.99 to 16.02         7,039,902     0.00% to 1.25%        0.00%       12.15% to 10.76%
Rainier Small/Mid Cap
 Equity Portfolio             369,897     40.54 to 43.32        15,017,827     0.00% to 1.25%        1.71%       17.58% to 16.08%
Royce Capital Fund Small
 Cap Portfolio                279,287     10.09 to 10.14         2,820,851     0.95% to 1.25%        0.64%       7.49% to 7.22%
T.Rowe Price Small-Cap
 Stock Fund Advisor Class     405,684     38.50 to 41.14        15,627,646     0.00% to 1.25%        0.52%       8.23% to 6.89%
T.Rowe Price Small-Cap
 Value Fund Advisor Class     431,791     43.76 to 46.74        18,911,939     0.00% to 1.25%        0.27%       8.57% to 7.22%
Wells Fargo Advantage
 Discovery Fund               598,950     14.21 to 14.34         8,515,158     0.00% to 1.25%        0.00%       19.65% to 18.29%
Wells Fargo Opportunity
 Fund***                      306,101     31.93 to 34.02         9,776,720     0.00% to 1.25%        0.00%       7.88% to 6.55%
Dow Jones Wilshire 5000
 Index Portfolio
 Institutional              1,800,173     10.58 to 11.31        19,043,024     0.00% to 1.25%        0.93%       5.85% to 4.53%
Dow Jones Wilshire 5000
 Index Portfolio
 Investment                 1,024,037     10.34 to 11.11        10,624,267     0.00% to 1.25%        0.72%       5.62% to 4.33%
Wilshire Target
 Large Co. Growth
 Portfolio
 Institutional                669,643     33.64 to 35.97        22,525,700     0.00% to 1.25%        0.00%       8.84% to 7.49%
Wilshire Target
 Large Co. Growth
 Portfolio
 Investment                   407,832     32.86 to 35.19        13,422,310     0.00% to 1.25%        0.00%       8.45% to 7.11%
Wilshire Target
 Large Co. Value
 Portfolio
 Investment                   899,541     25.99 to 27.72        23,406,192     0.00% to 1.25%        2.21%       8.99% to 7.90%
Wilshire Target
 Small Co. Growth
 Portfolio
 Investment                   158,782     20.67 to 22.67         3,296,749     0.00% to 1.25%        3.38%       3.67% to 2.34%
Wilshire Target
 Small Co. Value
 Portfolio
 Investment                   153,217     24.54 to 26.20         3,763,162     0.00% to 1.25%       10.49%       6.53% to 5.25%
Wilshire VIT
 Balanced Fund -
 HM Shares                 12,167,249     18.72 to 21.87       248,887,833     0.00% to 1.25%        0.00%       4.29% to 2.99%
Wilshire VIT
 Equity Fund -
 HM Shares                 12,756,334     22.34 to 24.00       286,909,697     0.00% to 1.25%        1.09%       5.85% to 4.54%
Wilshire VIT
 Income Fund -
 HM Shares                  1,385,915     12.40 to 18.20        23,579,038     0.00% to 1.25%        0.00%       1.97% to 0.71%
Wilshire VIT
 International
 Equity Fund -
 HM Shares                  3,047,443     12.69 to 13.57        38,685,199     0.00% to 1.25%        0.04%       10.12% to 8.75%
Wilshire VIT
 Short-Term
 Investment Fund -
 HM Shares                    258,893     10.34 to 11.74         2,846,173     0.00% to 1.25%        0.25%       2.53% to 1.25%
Wilshire VIT Small
 Cap Fund -
 HM  Shares                 3,931,558     12.17 to 13.02        47,854,996     0.00% to 1.25%        0.00%       3.73% to 2.44%
Wilshire VIT Socially
 Responsible Fund -
 HM Shares                  4,394,862     17.25 to 18.43        75,809,394     0.00% to 1.25%        0.00%       5.13% to 3.82%


* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.


***      Formerly the Strong Opportunity Fund.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                    AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2004



                                                                                             INVESTMENT
                                          UNIT                 NET         % OF AVERAGE        INCOME        TOTAL
ACCOUNT DIVISION             UNITS        VALUE               ASSETS       NET ASSETS *         RATIO      RETURN **
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein
 Large Growth
 Portfolio                  818,599    23.10 to 24.37       18,913,881    0.00% to 1.25%        0.00%    8.36% to 7.02%
Ariel Fund                  486,122    54.37 to 56.89       26,452,998    0.00% to 1.25%        0.50%    21.98% to 20.48%
Ariel Appreciation
 Fund                       798,279    47.99 to 50.20       38,334,735    0.00% to 1.25%        0.48%    13.12% to 11.70%
Credit Suisse
 Small Co. Growth
 Portfolio                  248,475    18.64 to 19.68        4,634,469    0.00% to 1.25%        0.00%    10.83% to 9.48%
Davis Value
 Portfolio                  612,231    11.52 to 12.26        7,064,779    0.00% to 1.25%        0.92%    12.35% to 10.90%
Delaware VIP Growth
 Opportunities
 Service Class               11,064    15.70 to 15.72          173,702    0.95% to 1.25%        0.00%    11.08% to 10.79%
Delaware VIP Trend
 Series Service
 Class                        2,275    30.25 to 30.31           68,862    0.95% to 1.25%        0.00%    11.33% to 10.98%
Dreyfus Midcap Stock
 Portfolio Service
 Shares                       9,576    17.90 to 17.93          171,393    0.95% to 1.25%        2.43%    13.18% to 12.84%
Fidelity VIP Growth
 Portfolio                  974,205    32.37 to 34.17       31,546,843    0.00% to 1.25%        0.12%    3.14% to 1.84%
Fidelity VIP Growth
 & Income Portfolio         757,537    14.25 to 15.04       10,812,187    0.00% to 1.25%        0.65%    5.56% to 4.18%
Fidelity VIP High
 Income Portfolio           256,027    9.77 to 10.31         2,507,235    0.00% to 1.25%        6.95%    9.37% to 8.07%
Fidelity VIP Index
 500 Portfolio              277,917    133.70 to 143.78     37,811,520    0.00% to 1.25%        0.99%    10.34% to 8.98%
Fidelity VIP
 Investment Grade
 Bond Portfolio             975,233    15.52 to 16.38       15,156,639    0.00% to 1.25%        5.66%    4.22% to 2.87%
Fidelity VIP Mid
 Cap Portfolio              954,231    28.84 to 30.42       27,532,251    0.00% to 1.25%        0.00%    24.63% to 23.12%
Fidelity VIP
 Overseas
 Portfolio                  643,917    19.25 to 20.32       12,405,767    0.00% to 1.25%        0.82%    13.33% to 11.92%
Goldman Sachs VIT
 Core Small Cap
 Equity Fund                 17,423    15.00 to 15.03          261,401    0.95% to 1.25%        1.07%    15.26% to 14.91%
J.P. Morgan U.S.
 Disciplined
 Equity
 Portfolio                1,143,649    13.21 to 13.94       15,116,981    0.00% to 1.25%        0.72%    9.50% to 8.16%
Lord Abbett Series
 Fund Growth
 Opportunities               22,415    13.21 to 13.23          296,065    0.95% to 1.25%        0.02%    10.23% to 9.88%
Neuberger Berman
 Genesis Fund               642,198    27.76 to 29.29       17,832,489    0.00% to 1.25%        0.22%    18.38% to 16.92%
Putnam VT Vista Fund        447,977    13.53 to 14.28        6,067,620    0.00% to 1.25%        0.00%    18.64% to 17.17%
Rainier Small/Mid
 Cap Equity
 Portfolio                  303,239    34.93 to 36.84       10,602,737    0.00% to 1.25%        0.81%    17.38% to 15.93%
Royce Capital Fund
 Small Cap
 Portfolio                   93,281    9.41 to 9.43            878,383    0.95% to 1.25%        2.24%    23.82% to 23.42%
Strong Mid Cap
 Growth Fund II             479,241    16.94 to 17.90        8,123,906    0.00% to 1.25%        0.00%    19.14% to 17.70%
Strong Opportunity
 Fund II                    317,641    29.96 to 31.54        9,521,371    0.00% to 1.25%        0.00%    18.16% to 16.77%
T.Rowe Price
 Small-Cap Stock
 Fund Advisor
 Class                      401,917    36.01 to 38.01       14,483,081    0.00% to 1.25%        0.59%    18.45% to 17.01%
T.Rowe Price
 Small-Cap
 Value Fund
 Advisor Class              439,605    40.82 to 43.06       17,957,864    0.00% to 1.25%        0.66%    25.46% to 23.91%
Dow Jones Wilshire
 5000 Index
 Portfolio
 Institutional            1,924,243    10.12 to 10.68       19,478,297    0.00% to 1.25%        1.37%    11.52% to 10.22%
Dow Jones Wilshire
 5000 Index
 Portfolio
 Investment                 787,993    9.92 to 10.52         7,833,095    0.00% to 1.25%        1.26%    11.27% to 9.81%
Wilshire Target
 Large Co.
 Growth
 Portfolio
 Institutional              680,361    31.29 to 33.05       21,293,761    0.00% to 1.25%        0.45%    7.08% to 5.75%
Wilshire Target
 Large Co.
 Growth
 Portfolio
 Investment                 324,321    30.67 to 32.45        9,962,280    0.00% to 1.25%        0.11%    6.94% to 5.37%
Wilshire Target
 Large Co.
 Value Portfolio
 Investment                 729,103    24.09 to 25.43       17,633,502    0.00% to 1.25%        6.53%    12.99% to 11.53%
Wilshire Target
 Small Co. Growth
 Portfolio
 Investment                 121,774    20.20 to 21.86        2,471,845    0.00% to 1.25%        4.63%    17.04% to 15.64%
Wilshire Target
 Small Co. Value
 Portfolio
 Investment                 140,474    23.32 to 24.60        3,315,399    0.00% to 1.25%       12.16%    21.40% to 19.95%
Wilshire VIT
 Balanced Fund -
 HM Shares               13,172,538    17.95 to 20.97      261,599,493    0.00% to 1.25%        2.52%    8.21% to 5.46%
Wilshire VIT
 Equity Fund -
 HM Shares               14,024,912    21.34 to 22.67      301,633,499    0.00% to 1.25%        1.31%    10.16% to 8.71%
Wilshire VIT
 Income Fund -
 HM Shares                1,300,042    12.16 to 17.85       21,963,766    0.00% to 1.25%        4.75%    4.94% to (0.82%)
Wilshire VIT
 International
 Equity Fund -
 HM Shares                3,099,530    11.67 to 12.32       36,179,259    0.00% to 1.25%        1.37%    10.62% to 9.26%
Wilshire VIT
 Short-Term
 Investment Fund -
 HM Shares                  270,993    10.11 to 11.45        2,940,774    0.00% to 1.25%        0.86%    1.22% to (0.05%)
Wilshire VIT Small
 Cap Fund -
 HM  Shares               4,302,146    11.88 to 12.55       51,123,355    0.00% to 1.25%        0.00%    4.39% to 3.12%
Wilshire VIT
 Socially
 Responsible
 Fund -  HM Shares        4,612,921    16.61 to 17.53       76,641,597    0.00% to 1.25%        1.36%    13.27 to 11.86%



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                    AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2003



                                                                                   EXPENSE AS A     INVESTMENT
                                                 UNIT                  NET         % OF AVERAGE       INCOME          TOTAL
ACCOUNT DIVISION                   UNITS         VALUE                ASSETS       NET ASSETS *        RATIO         RETURN **
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large
 Growth Portfolio                  676,885    21.58 to 22.49        14,613,342    0.00% to 1.25%          --     23.37% to 21.85%
Ariel Fund                         376,980    45.13 to 46.64        17,025,456    0.00% to 1.25%          --     28.13% to 26.45%
Ariel Appreciation
 Fund                              612,277    42.96 to 44.38        26,317,706    0.00% to 1.25%          --     30.95% to 29.40%
Credit Suisse Small
 Co. Growth Portfolio              236,965    17.03 to 17.76         4,036,006    0.00% to 1.25%          --     48.62% to 46.81%
Davis Value Portfolio              486,125    10.39 to 10.91         5,054,698    0.00% to 1.25%        0.81     29.88% to 28.27%
Fidelity VIP Growth
 Portfolio                         771,644    31.78 to 33.13        24,531,994    0.00% to 1.25%        0.10     32.52% to 30.89%
Fidelity VIP Growth
 & Income Portfolio                535,029    13.68 to 14.25         7,325,313    0.00% to 1.25%        0.81     23.38% to 21.93%
Fidelity VIP High
 Income Portfolio                  177,129    9.04 to 9.43           1,604,272    0.00% to 1.25%        4.73     26.75% to 25.03%
Fidelity VIP Index
 500 Portfolio                     211,435    124.96 to 130.28      26,396,472    0.00% to 1.25%        1.04     28.09% to 26.53%
Fidelity VIP Investment
 Grade Bond Portfolio              921,950    15.09 to 15.72        13,925,160    0.00% to 1.25%        4.46     4.94% to 3.64%
Fidelity VIP Mid Cap
 Portfolio                         798,274    23.42 to 24.41        18,703,354    0.00% to 1.25%        0.22     38.30% to 36.56%
Fidelity VIP Overseas
 Portfolio                         430,503    17.20 to 17.93         7,409,331    0.00% to 1.25%        0.38     42.98% to 41.33%
J.P. Morgan U.S.
 Disciplined Equity
 Portfolio                         915,270    12.21 to 12.73        11,186,150    0.00% to 1.25%        0.68     28.07% to 26.53%
Neuberger Berman
 Genesis
 Fund                              513,797    23.74 to 24.74        12,198,374    0.00% to 1.25%        0.06     31.39% to 29.73%
Putnam VT Vista Fund               431,300    11.55 to 12.04         4,985,464    0.00% to 1.25%          --     32.01% to 28.36%
Rainier Small/Mid Cap
 Equity Portfolio                  247,172    30.13 to 31.39         7,452,915    0.00% to 1.25%          --     46.20% to 44.44%
Strong Mid Cap Growth
 Fund II                           443,966    14.39 to 15.02         6,393,457    0.00% to 1.25%          --     34.23% to 32.50%
Strong Opportunity
 Fund II                           298,172    25.66 to 26.69         7,653,704    0.00% to 1.25%        0.08     36.94% to 35.34%
T.Rowe Small-Cap Stock
 Fund Advisor Class                349,073    30.78 to 32.09        10,747,547    0.00% to 1.25%        1.82     32.06% to 30.42%
T.Rowe Price Small-Cap
 Value Fund Advisor
 Class                             397,645    32.94 to 34.32        13,108,060    0.00% to 1.25%        2.10     36.19% to 34.56%
Dow Jones Wilshire 5000
 Index Portfolio
 Institutional                   1,873,756    9.18 to 9.58          17,213,849    0.00% to 1.25%        0.67     30.16% to 28.39%
Dow Jones Wilshire 5000
 Index Portfolio
 Investment                        541,013    9.03 to 9.45           4,896,375    0.00% to 1.25%        0.47     29.45% to 27.90%
Wilshire Target Large Co.
 Growth Portfolio
 Institutional                     652,842    29.59 to 30.86        19,317,280    0.00% to 1.25%        0.28     26.89% to 25.33%
Wilshire Target Large Co.
 Growth Portfolio
 Investment                        228,018    29.11 to 30.34         6,642,944    0.00% to 1.25%          --     26.31% to 24.88%
Wilshire Target Large Co.
 Value Portfolio
 Investment                        611,659    21.60 to 22.51        13,219,824    0.00% to 1.25%        0.48     28.41% to 26.91%
Wilshire Target Small Co.
 Growth Portfolio
 Investment                         92,724    17.47 to 18.68         1,626,087    0.00% to 1.25%          --     37.05% to 35.32%
Wilshire Target Small Co.
 Value Portfolio
 Investment                        122,082    19.44 to 20.26         2,374,341    0.00% to 1.25%        0.25     36.43% to 34.72%
Wilshire VIT Balanced
 Fund - HM Shares               14,094,671    17.02 to 19.38       261,981,050    0.00% to 1.25%        2.06     19.56% to 17.22%
Wilshire VIT Equity
 Fund - HM Shares               15,075,890    19.63 to 20.58       297,970,728    0.00% to 1.25%        1.20%    27.59% to 25.97%
Wilshire VIT Income
 Fund - HM Shares                1,210,705    12.26 to 17.01        19,736,107    0.00% to 1.25%        2.59     7.32% to (1.37%)
Wilshire VIT International
 Equity Fund - HM Shares         3,072,915    10.68 to 11.14        32,832,553    0.00% to 1.25%        0.88     32.46% to 30.88%
Wilshire VIT Short-Term
 Investment Fund -
 HM Shares                         427,380    10.85 to 11.31         4,639,891    0.00% to 1.25%        0.97     1.07% to (0.18%)
Wilshire VIT Small Cap
 Fund - HM Shares                4,507,783    11.52 to 12.02        51,949,486    0.00% to 1.25%          --     59.21% to 57.16%
Wilshire VIT Socially
 Responsible Fund -
 HM Shares                       4,740,058    14.85 to 15.48        70,377,792    0.00% to 1.25%        1.36     28.46% to 26.92%



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                   AUDITED

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2002


                                                                                EXPENSE AS A       INVESTMENT
                                               UNIT                  NET        % OF AVERAGE         INCOME          TOTAL
ACCOUNT DIVISION                  UNITS        VALUE                ASSETS      NET ASSETS *         RATIO          RETURN **
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large
 Growth Portfolio                522,390    17.71 to 18.23         9,254,116    0.00% to 1.25%          --     (30.87%) to (31.73%)
Ariel Appreciation Fund          411,440    33.20 to 33.89        13,666,480    0.00% to 1.25%        0.56     (10.34%) to (11.49%)
Ariel Fund                       255,196    35.69 to 36.40         9,110,720    0.00% to 1.25%        2.27     (5.26%) to (6.35%)
Credit Suisse Small Co.
 Growth Portfolio                207,449    11.60 to 11.95         2,407,711    0.00% to 1.25%          --     (33.68%) to (34.57%)
Davis Value Portfolio            384,920    8.10 to 8.40           3,121,652    0.00% to 1.25%        0.77     (16.33%) to (17.35%)
Fidelity VIP Growth
 Portfolio                       595,943    24.28 to 25.00        14,469,371    0.00% to 1.25%        0.13     (30.28%) to (31.16%)
Fidelity VIP Growth &
 Income Portfolio                357,213    11.22 to 11.55         4,010,148    0.00% to 1.25%        1.16     (16.85%) to (17.86%)
Fidelity VIP High Income
 Portfolio                        90,168    7.23 to 7.44             652,024    0.00% to 1.25%        8.63     3.33% to 2.12%
Fidelity VIP Index 500
 Portfolio                       151,544    98.76 to 101.71       14,951,330    0.00% to 1.25%        0.99     (22.44%) to (23.43%)
Fidelity VIP Investment
 Grade Bond Portfolio            677,140    14.56 to 14.98         9,862,069    0.00% to 1.25%        2.47     10.07% to 8.74%
Fidelity VIP Mid Cap
 Portfolio                       674,016    17.15 to 17.65        11,562,866    0.00% to 1.25%        0.81     (10.04%) to (11.14%)
Fidelity VIP Overseas
 Portfolio                       308,350    12.17 to 12.54         3,755,201    0.00% to 1.25%        0.72     (20.43%) to (21.48%)
J.P. Morgan U.S.
 Disciplined Equity
 Portfolio                       690,067    9.65 to 9.94           6,662,504    0.00% to 1.25%        0.05     (24.58%) to (25.60%)
Neuberger Berman Genesis
 Fund                            409,931    18.30 to 18.83         7,499,868    0.00% to 1.25%        0.44     (3.24%) to (4.39%)
Putnam VT Vista Fund             375,227    8.78 to 9.38           3,296,889    0.00% to 1.25%          --     (28.01%) to (31.51%)
Rainier Small/Mid Cap
 Equity Portfolio                194,166    20.86 to 21.47         4,051,811    0.00% to 1.25%          --     (20.01%) to (21.01%)
Strong Mid Cap Growth
 Fund II                         371,269    10.86 to 11.19         4,032,451    0.00% to 1.25%          --     (37.56%) to (38.33%)
Strong Opportunity
 Fund II                         254,365    18.96 to 19.49         4,823,981    0.00% to 1.25%        2.72     (26.76%) to (27.74%)
T.Rowe Small-Cap Stock
 Fund Advisor Class              280,393    23.60 to 24.30         6,617,561    0.00% to 1.25%          --     (14.38%) to (15.47%)
T.Rowe Price Small-Cap
 Value Fund Advisor
 Class                           314,495    24.48 to 25.20         7,702,756    0.00% to 1.25%        0.83     (2.02%) to (3.24%)
Dow Jones Wilshire 5000
 Index Portfolio
 Institutional                 1,773,671    7.15 to 7.36          12,683,893    0.00% to 1.25%        0.92     (21.11%) to (22.03%)
Dow Jones Wilshire 5000
 Index Portfolio
 Investment                      365,881    7.06 to 7.30           2,585,613    0.00% to 1.25%        0.82     (21.34%) to (22.16%)
Wilshire Target Large Co.
 Growth Portfolio
 Institutional                   598,775    23.61 to 24.32        14,140,344    0.00% to 1.25%        0.48     (21.57%) to (22.56%)
Wilshire Target Large Co.
 Growth Portfolio
 Investment                      160,285    23.31 to 24.02         3,737,803    0.00% to 1.25%        0.20     (21.73%) to (22.74%)
Wilshire Target Large Co.
 Value Portfolio
 Investment                      472,191    17.02 to 17.53         8,039,013    0.00% to 1.25%        1.75     (17.19%) to (18.25%)
Wilshire Target Small Co.
 Growth Portfolio
 Investment                       65,352    12.91 to 13.63           846,841    0.00% to 1.25%          --     (13.95%) to (15.01%)
Wilshire Target Small Co.
 Value Portfolio
 Investment                      115,069    14.43 to 14.85         1,660,496    0.00% to 1.25%        1.95     (7.99%) to (9.13%)
Wilshire VIT Balanced
 Fund - HM Shares             14,804,752    14.52 to 16.21       233,026,361    0.00% to 1.25%        2.79     (8.31%) to (11.14%)
Wilshire VIT Equity
 Fund - HM Shares             15,849,770    15.56 to 16.13       248,513,755    0.00% to 1.25%        1.12%    (19.43%) to (20.49%)
Wilshire VIT Income
 Fund - HM Shares              1,187,910    12.43 to 15.85        18,280,156    0.00% to 1.25%        8.45     8.93% to 1.06%
Wilshire VIT International
 Equity Fund - HM Shares       2,970,500    8.16 to 8.41          24,251,930    0.00% to 1.25%        0.04     (20.96%) to (21.99%)
Wilshire VIT Short-Term
 Investment Fund
 - HM Shares                     367,360    10.87 to 11.19         3,996,016    0.00% to 1.25%        1.93     1.63% to 0.46%
Wilshire VIT Small Cap
 Fund - HM Shares              4,361,425    7.33 to 7.55          31,966,277    0.00% to 1.25%          --     (38.97%) to (39.72%)
Wilshire VIT Socially
 Responsible Fund
 - HM Shares                   4,803,270    11.70 to 12.05        56,208,002    0.00% to 1.25%        1.34     (13.50%) to (14.60%)



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY                            2005 ANNUAL REPORT
SEPARATE ACCOUNT                                                  AUDITED

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2001


                                                                                 EXPENSE AS A      INVESTMENT
                                                 UNIT                NET         % OF AVERAGE        INCOME          TOTAL
ACCOUNT DIVISION                   UNITS         VALUE              ASSETS       NET ASSETS *         RATIO         RETURN **
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Large
 Growth Portfolio                 357,364    25.91 to 26.37        9,270,208    0.00% to 1.25%          --     (17.41%) to (18.45%)
Ariel Appreciation Fund ***       115,976    37.51 to 37.80        4,350,556    0.00% to 1.25%        0.16     11.14% to 10.29%
Ariel Fund ***                     65,549    38.11 to 38.42        2,498,583    0.00% to 1.25%        0.25     10.94% to 10.05%
Credit Suisse Small Co.
 Growth Portfolio                 165,082    17.73 to 18.02        2,926,283    0.00% to 1.25%          --     (16.03%) to (17.03%)
Davis Value Portfolio             333,527    9.80 to 10.04         3,270,039    0.00% to 1.25%        0.57     (10.44%) to (11.55%)
Fidelity VIP Growth
 Portfolio                        404,152    35.27 to 35.86       14,256,514    0.00% to 1.25%        0.06     (17.85%) to (18.88%)
Fidelity VIP Growth &
 Income Portfolio                 230,640    13.66 to 13.89        3,152,138    0.00% to 1.25%        0.72     (8.98%) to (10.13%)
Fidelity VIP High Income
 Portfolio                         57,319    7.08 to 7.20            406,217    0.00% to 1.25%        9.86     (11.98%) to (13.13%)
Fidelity VIP Index 500
 Portfolio                         93,943    125.50 to 131.14     12,105,188    0.00% to 1.25%        0.76     (12.31%) to (15.23%)
Fidelity VIP Investment
 Grade Bond Portfolio             283,612    13.39 to 13.61        3,797,088    0.00% to 1.25%        1.33     8.10% to 6.78%
Fidelity VIP Mid Cap
 Portfolio                        551,984    19.30 to 19.62       10,656,212    0.00% to 1.25%        0.25     (3.49%) to (4.69%)
Fidelity VIP Overseas
 Portfolio                        209,742    15.50 to 15.76        3,251,692    0.00% to 1.25%        3.62     (21.16%) to (22.15%)
J.P. Morgan U.S.
 Disciplined Equity
 Portfolio                        431,258    12.97 to 13.18        5,592,767    0.00% to 1.25%        0.69     (11.78%) to (12.95%)
Neuberger Berman Genesis
 Fund                             228,309    19.07 to 19.46        4,368,759    0.00% to 1.25%          --     11.77% to 9.98%
Putnam VT Vista Fund              326,406    12.82 to 13.03        4,184,721    0.00% to 1.25%       10.52     (33.52%) to (34.32%)
Rainier Small/Mid Cap
 Equity Portfolio                 135,479    26.41 to 26.84        3,578,878    0.00% to 1.25%          --     (3.94%) to (5.14%)
Strong Mid Cap Growth
 Fund II                          279,260    17.61 to 17.92        4,918,618    0.00% to 1.25%          --     (30.76%) to (31.65%)
Strong Opportunity
 Fund II                          169,801    26.23 to 26.61        4,456,119    0.00% to 1.25%        0.66     (3.69%) to (4.72%)
T.Rowe Small-Cap Stock
 Fund Advisor Class               172,268    27.92 to 28.38        4,809,801    0.00% to 1.25%          --     6.57% to 5.28%
T.Rowe Price Small-Cap
 Value Fund Advisor
 Class                            151,942    25.30 to 25.72        3,846,970    0.00% to 1.25%        0.02     21.84% to 20.36%
Dow Jones Wilshire 5000
 Index Portfolio
 Institutional                  1,735,539    9.17 to 9.33         15,924,589    0.00% to 1.25%        0.78     (11.23%) to (12.42%)
Dow Jones Wilshire 5000
 Index Portfolio
 Investment                       213,861    9.07 to 9.28          1,942,448    0.00% to 1.25%        0.80     (11.45%) to (12.62%)
Wilshire Target Large Co.
 Growth Portfolio
 Institutional                    587,742    30.49 to 31.01       17,920,506    0.00% to 1.25%          --     (16.32%) to (17.37%)
Wilshire Target Large Co.
 Growth Portfolio
 Investment                        99,528    30.17 to 30.69        3,003,890    0.00% to 1.25%          --     (16.60%) to (17.64%)
Wilshire Target Large Co.
 Value Portfolio
 Investment                       266,320    20.82 to 21.17        5,546,423    0.00% to 1.25%        2.57     (1.21%) to (2.44%)
Wilshire Target Small Co.
 Growth Portfolio
 Investment                        28,130    15.19 to 15.84          428,488    0.00% to 1.25%          --     (3.06%) to (4.28%)
Wilshire Target Small Co.
 Value Portfolio
 Investment                        80,507    15.88 to 16.14        1,278,594    0.00% to 1.25%        1.79     17.21% to 15.91%
Wilshire VIT Balanced
 Fund - HM Shares              16,254,478    16.34 to 17.68      282,607,688    0.00% to 1.25%        3.74     1.43% to (2.85%)
Wilshire VIT Equity
 Fund - HM Shares              17,361,722    19.57 to 20.02      342,035,348    0.00% to 1.25%        1.00%    (4.21%) to (5.43%)
Wilshire VIT Income
 Fund - HM Shares                 936,292    12.30 to 14.55       13,375,200    0.00% to 1.25%        9.74     9.15% to (0.73%)
Wilshire VIT International
 Equity Fund - HM Shares        2,935,800    10.46 to 10.64       30,723,465    0.00% to 1.25%          --     (26.37%) to (27.31%)
Wilshire VIT Short-Term
 Investment Fund -
 HM Shares                        237,129    10.82 to 11.01        2,568,007    0.00% to 1.25%        4.07     5.56% to 3.84%
Wilshire VIT Small Cap
 Fund - HM Shares               4,399,005    12.16 to 12.37       53,478,020    0.00% to 1.25%          --     (29.80%) to (30.67%)
Wilshire VIT Socially
 Responsible Fund -
 HM Shares                      4,970,814    13.70 to 13.93       68,083,188    0.00% to 1.25%        2.44     (7.26%) to (8.42%)


* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

*** The total return is calculated from May 1, 2001, the effective date of the investment option in the variable account, through December 31, 2001.

                              HORACE MANN LIFE INSURANCE COMPANY

                              Statutory Financial Statements

                              December 31, 2005 and 2004

                              (With Independent Auditors' Report Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2005 and 2004, and the related statutory statements of operations, capital and surplus, and cash flows for each of the years in the three-year period ended December 31, 2005. In connection with our audits of the statutory financial statements, we also have audited financial statement schedules I, III & VI, and IV. These statutory financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2005 and 2004, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2005.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flow for each of the years in the three-year period then ended, on the basis of accounting described in notes 1 and 7. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Our audits were made for the purpose of forming an opinion on the basic statutory financial statements taken as a whole. The supplementary information included on Schedules A through C is presented for purposes of additional analysis and is not a required part of the basic statutory financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic statutory financial statements taken as a whole.

/s/ KPMG LLP

Chicago, Illinois

April 26, 2006

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2005 and 2004

(In thousands)


ADMITTED ASSETS                                                2005           2004
-------------------------------------------------------------------------------------
Cash and investments:
   Bonds                                                    $2,731,354     $2,683,750
   Bonds on loan                                               180,940             --
   Preferred stock                                                  --            150
   Mortgage loans on real estate                                17,682         18,195
   Cash                                                          1,859         13,069
   Short-term investments                                        6,116         15,643
   Short-term investments, loaned securities collateral        184,682             --
   Contract loans                                               85,139         79,141
-------------------------------------------------------------------------------------

Total cash and investments                                   3,207,772      2,809,948

Investment income due and accrued                               38,095         36,133

Uncollected premiums and agents' balances
   in course of collection                                       1,279          1,658

Deferred premiums and agents' balances booked but
   deferred and not yet due                                     44,925         44,045

Current federal income tax recoverable                          14,538          5,810

Deferred tax assets                                              5,970          8,753

Guaranty funds receivable or on deposit                            354            306

Other assets                                                     2,348          1,814

Variable annuity assets held in separate accounts            1,333,690      1,254,763
-------------------------------------------------------------------------------------

Total admitted assets                                       $4,648,971     $4,163,230
-------------------------------------------------------------------------------------



See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2005 and 2004

(In thousands, except share data)


LIABILITIES AND CAPITAL AND SURPLUS                           2005             2004
---------------------------------------------------------------------------------------
Policy liabilities:
   Aggregate reserves:
      Life and annuity                                     $ 2,690,648      $ 2,473,280
      Accident and health                                        8,156           10,073
   Unpaid benefits:
      Life                                                       7,768            7,436
      Accident and health                                          319              447
   Policyholder funds on deposit                               143,588          139,298
   Remittances not allocated                                       805              403
---------------------------------------------------------------------------------------

Total policy liabilities                                     2,851,284        2,630,937

Accrued expenses                                                 2,920            3,046
Asset valuation reserve                                         13,137            9,591
Interest maintenance reserve                                    29,675           26,314
Amounts retained by Company as trustee                          13,801           16,259
Payable to parent, subsidiaries and affiliates                     110            1,097
Payable for securities                                             668               --
Other liabilities                                                  801            1,645
Escrow for securities lending                                  183,584               --
Transfer from separate accounts accrued for expense
   allowances recognized in reserves                           (11,419)         (10,530)
Variable annuity liabilities held in separate accounts       1,333,690        1,254,763
---------------------------------------------------------------------------------------

Total liabilities                                            4,418,251        3,933,122
---------------------------------------------------------------------------------------

Capital and surplus:
   Capital stock, $1 par value
      Authorized 5,000,000 shares,
      2,500,000 shares outstanding                               2,500            2,500
   Additional paid-in capital and contributed surplus           43,704           22,704
   Unassigned surplus                                          184,516          204,904
---------------------------------------------------------------------------------------

Total capital and surplus                                      230,720          230,108
---------------------------------------------------------------------------------------

Total liabilities and capital and surplus                  $ 4,648,971      $ 4,163,230
---------------------------------------------------------------------------------------



See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2005, 2004, and 2003

(In thousands)


                                                                    2005           2004           2003
---------------------------------------------------------------------------------------------------------
Revenue:
Premiums, annuity and supplementary contract considerations:
      Life                                                       $ 563,109      $  53,681      $ (42,591)
      Annuity                                                      320,064        326,976        296,615
      Accident and health                                            4,272          4,301          5,164
      Supplementary contracts                                        8,187          9,854          6,509
---------------------------------------------------------------------------------------------------------

Total premiums, annuity and supplementary
   contract considerations                                         895,632        394,812        265,697

Net investment income                                              161,484        158,175        153,391
Amortization of interest maintenance
   reserve                                                           2,991          3,525          2,961
Commissions and expense allowances on reinsurance
   ceded                                                            (5,039)        16,448         13,122
Reserve adjustments on reinsurance ceded                          (447,384)        10,000        118,813
Management fee income from separate accounts                        17,431         15,820         13,324
Mutual fund service fee income                                       1,222          1,225          1,099
Fees from sales of partner products                                  3,857          3,271          1,769
Other                                                                1,384           (765)           392
---------------------------------------------------------------------------------------------------------

Total revenue                                                      631,578        602,511        570,568
---------------------------------------------------------------------------------------------------------

Benefits and expenses:
Provisions for claims and benefits:
      Life                                                         118,234         73,763         80,417
      Annuity                                                      389,209        384,194        342,380
      Accident and health                                            1,026          2,134          1,953
      Supplementary contracts                                       20,210         22,562         18,646
---------------------------------------------------------------------------------------------------------

Total claims and benefits                                          528,679        482,653        443,396

Commissions                                                         32,012         30,598         28,166
General and other expenses                                          63,451         65,078         66,931
---------------------------------------------------------------------------------------------------------

Total benefits and expenses                                        624,142        578,329        538,493
---------------------------------------------------------------------------------------------------------

Net gain before dividends to policyholders
   and federal income tax (benefit) expense                          7,436         24,182         32,075
Dividends to policyholders                                              --             --             37
---------------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2005, 2004, and 2003


(In thousands)


                                                           2005          2004         2003
--------------------------------------------------------------------------------------------
Net gain before federal income tax (benefit) expense        7,436        24,182       32,038
Federal income tax (benefit) expense                      (15,558)        6,079        5,814
--------------------------------------------------------------------------------------------

Net gain from operations                                   22,994        18,103       26,224
Realized investment gains net of tax and
   transfers to interest maintenance reserve                1,507         1,634        5,055
--------------------------------------------------------------------------------------------

Net income                                               $ 24,501      $ 19,737     $ 31,279
--------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 2005, 2004, and 2003

(In thousands)


                                                          2005           2004           2003
-----------------------------------------------------------------------------------------------
Capital stock                                          $   2,500      $   2,500      $   2,500
-----------------------------------------------------------------------------------------------

Additional paid-in capital and contributed surplus
   Balance at beginning of year                           22,704         22,704         22,704
   Capital contribution                                   21,000             --             --
-----------------------------------------------------------------------------------------------

Balance at end of period                                  43,704         22,704         22,704
-----------------------------------------------------------------------------------------------

Unassigned surplus:
   Balance at beginning of year                          204,904        206,980        195,808
   Net income                                             24,501         19,737         31,279
   Change in net unrealized capital gains                     --             --            135
   Change in net deferred income tax                      (6,801)         5,161         (9,142)
   Change in non-admitted assets                           3,315         (6,504)        12,143
   Change in reserve on account of change in
      valuation basis                                      1,381             --          3,833
   Change in asset valuation reserve                      (3,546)        (4,970)        (4,569)
   Dividends to parent                                        --         (9,000)       (14,500)
   Change in surplus as a result of reinsurance          (26,000)        (6,500)            --
   Correction of prior year exhibit 5 reserve
      error                                              (13,238)            --         (8,007)
-----------------------------------------------------------------------------------------------

Balance at end of year                                   184,516        204,904        206,980
-----------------------------------------------------------------------------------------------

Total capital and surplus                              $ 230,720      $ 230,108      $ 232,184
-----------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2005, 2004, and 2003

(In thousands)


                                                           2005             2004             2003
-----------------------------------------------------------------------------------------------------
Cash from operations:
   Revenue received:
      Premiums, considerations
         and deposits                                  $   897,471      $   395,848      $   268,443
      Investment income                                    162,764          159,092          154,892
      Commissions and expense allowances on
         reinsurance ceded                                  (5,039)          16,448           13,122
      Management fee income from Separate Accounts          17,431           15,820           13,324
      Mutual fund service fee income                         1,222            1,225            1,099
      Fees from sales of partner products                    3,857            3,271            1,769
      Other income (loss)                                    1,384             (765)             392
-----------------------------------------------------------------------------------------------------

   Total revenue received                                1,079,090          590,939          453,041
-----------------------------------------------------------------------------------------------------

   Benefits and expenses paid:
      Claims, benefits and
         net transfers                                     773,525          274,430          179,464
      Expenses                                              95,452           94,427           93,305
      Dividends to policyholders                                --               --               74
      Federal income taxes                                  (6,766)           9,188           23,592
-----------------------------------------------------------------------------------------------------

   Total benefits and expenses paid                        862,211          378,045          296,435
-----------------------------------------------------------------------------------------------------

Net cash from operations                                   216,879          212,894          156,606
-----------------------------------------------------------------------------------------------------

Cash from investments:
   From investments sold or matured:
      Bonds                                                580,013          771,424        1,250,700
      Stocks                                                   192              150            3,020
      Mortgage loans                                           577              875              600
      Real estate and other                                     --               --                3
      Miscellaneous proceeds                                 2,517              699            7,201
-----------------------------------------------------------------------------------------------------

   Total investment proceeds                               583,299          773,148        1,261,524
-----------------------------------------------------------------------------------------------------

   Cost of investments acquired:
      Bonds                                               (807,031)        (963,352)      (1,450,121)
      Stocks                                                    --             (150)            (930)
      Miscellaneous applications                            (1,849)              --          (27,491)
-----------------------------------------------------------------------------------------------------

   Total investments acquired                             (808,880)        (963,502)      (1,478,542)

   Net increase in contract loans                           (5,998)          (5,185)          (5,027)
-----------------------------------------------------------------------------------------------------

   Total for investments acquired                         (814,878)        (968,687)      (1,483,569)
-----------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2005, 2004, and 2003


(In thousands)


                                                            2005           2004           2003
-------------------------------------------------------------------------------------------------
Net cash used for investments                             (231,579)      (195,539)      (222,045)
-------------------------------------------------------------------------------------------------

Cash from financing and miscellaneous:
   Cash provided (applied):
      Additional Capital and paid in surplus                21,000             --             --
      Securities lending                                   183,584        (22,021)        20,779
      Net deposits on deposit-type contract funds
        and other liabilities without life or
        disability contingencies                             4,109         13,359          4,870
      Change in surplus as a result of reinsurance         (26,000)        (6,500)            --
      Dividends to parent                                       --         (9,000)       (15,000)
      Other cash (applied) provided                         (4,048)         1,936          3,700
-------------------------------------------------------------------------------------------------

Net cash from (used for) financing
   and miscellaneous                                       178,645        (22,226)        14,349
-------------------------------------------------------------------------------------------------

Net change in cash and short-term investments              163,945         (4,871)       (51,090)
Cash and short-term investments at beginning of year        28,712         33,583         84,673
-------------------------------------------------------------------------------------------------

Cash and short-term investments at end of year           $ 192,657      $  28,712      $  33,583
-------------------------------------------------------------------------------------------------


See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2005, 2004, and 2003

(In thousands)

(1)      SIGNIFICANT ACCOUNTING POLICIES

                  ORGANIZATION

         Horace Mann Life Insurance Company (the Company) is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). The Company's ultimate parent is Horace Mann Educators Corporation (HMEC).

         The Company markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families.

         During 2005 and 2004, the Company has not participated in any business combinations nor discontinued any operations.

                  BASIS OF PRESENTATION

         The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance and the National Association of Insurance Commissioners
         (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles as more fully discussed in note 7. At December 31, 2005 and 2004 no transactions have been accounted for as a permitted practice. The significant statutory accounting practices and the Company's related accounting policies follow.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

                  INVESTMENTS

         Investments are valued in accordance with the requirements of the NAIC.


         Bonds not backed by other loans are carried at amortized cost using the interest method. Market value is derived from the NAIC Valuation of Securities Manual for securities listed. Market value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company used a pricing service in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.


         Preferred stocks are carried at cost, due to call features.

         Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2005 and 2004. The Company did not reduce interest rates of any outstanding mortgage loans during the year. The Company had no non performing mortgage loans or loans with past due interest or principal payments.

         Contract loans are carried at the unpaid principal balance.

         At December 31, 2005 and 2004, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

         The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

         Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.


         Net realized investment gains and losses are determined on the basis of specific identification.



         The Company's methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security not impaired at acquisition, or if the Company does not have the ability or intent to hold a security with an unrealized loss until it matures or recovers in value, an other-than-temporary impairment shall be considered to have occurred. As a general rule, if the fair value of a debt security has fallen below 80% of book value for more than six months, this security will be reviewed for an other-than-temporary impairment. Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, whether or not such security has been trading above an 80% fair value to book value relationship, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


                  ASSET VALUATION RESERVE

         The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

         The balance of the AVR by component as of December 31, 2005 and 2004, is as follows:



                                         2005        2004
         --------------------------------------------------
         Bonds, preferred stock and
            short-term investments      $13,104     $ 9,555
         Mortgage loans                      33          36
         --------------------------------------------------

             Total AVR                  $13,137     $ 9,591
         --------------------------------------------------


         At December 31, 2005 and 2004 the AVR was held at a level equal to 63.5% and 48.5%, respectively of the maximum reserve level allowed by the NAIC.

                  INTEREST MAINTENANCE RESERVE

         The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

                  VARIABLE ANNUITIES ASSETS AND LIABILITIES HELD IN SEPARATE ACCOUNTS

         Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         Variable annuity assets were invested in the following mutual funds:


December 31,                                                                2005               2004
---------------------------------------------------------------------------------------------------------
Wilshire VIT Equity Fund -- Horace Mann shares                        $       311,580     $       329,428
Wilshire VIT Balanced Fund -- Horace Mann shares                              256,870             269,486
Wilshire VIT Socially Responsible Fund -- Horace Mann shares                   79,433              80,341
Wilshire VIT Small Cap Growth Fund -- Horace Mann shares                       52,695              56,293
Ariel Appreciation Fund                                                        50,039              40,726
Fidelity VIP Index 500 Portfolio                                               46,969              37,812
Fidelity VIP Mid Cap Portfolio                                                 46,619              32,835
Wilshire VIT International Fund -- Horace Mann shares                          41,867              39,286
Fidelity VIP Growth Portfolio                                                  38,827              33,270
Ariel Fund                                                                     35,322              29,377
Neuberger Berman Genesis Fund                                                  26,685              18,789
Wilshire Large Company Growth Portfolio -- Institutional Class                 25,834              24,176
Wilshire VIT Income Fund -- Horace Mann shares                                 25,146              23,228
AllianceBernstein Large Growth Portfolio                                       24,922              19,102
T. Rowe Price Small-Cap Value Fund                                             23,559              21,852
Wilshire Large Company Value Portfolio -- Investment Class                     23,406              17,633
Wilshire 5000 Index Portfolio -- Institutional Class                           22,640              22,573
Fidelity VIP Overseas Portfolio                                                20,711              13,349
JP Morgan U.S. Disciplined Equity                                              18,464              15,713
Fidelity VIP Investment Grade Bond Portfolio                                   18,115              15,157
T. Rowe Price Small-Cap Stock Fund                                             18,007              16,412
Rainier Small/Mid Cap Equity Portfolio                                         15,018              10,603
Fidelity VIP Growth & Income Portfolio                                         13,630              10,812
Wilshire Large Company Growth Portfolio -- Investment Class                    13,422               9,962
Davis Value Portfolio                                                          12,934               9,955
Wells Fargo Opportunity Fund                                                   11,373                  --
Wilshire 5000 Index Portfolio -- Investment Class                              10,624               7,833
Wells Fargo Advantage Discovery Fund                                            8,515                  --
Putnam VT Vista Fund                                                            8,206               6,697
Credit Suisse Small Cap Growth Portfolio                                        4,142               4,634
Wilshire Small Company Value Portfolio (Investment Class)                       3,763               3,315
Fidelity VIP High Income Portfolio                                              3,712               2,507
Wilshire VIT Short-Term Investment Fund -- Horace Mann shares                   3,378               3,181
Wilshire Small Company Growth Portfolio (Investment Class)                      3,297               2,472
Royce Capital Fund Small-Cap Portfolio                                          2,821                 878
BlackRock Index Equity                                                          2,098               1,767
Lord Abbett Series Fund -- Growth Opportunities                                 1,462                 304
BlackRock Temp Fund                                                             1,456                 586
George Putnam Fund of Boston                                                    1,454                 895
Goldman Sachs VIT Core Small Cap Equity                                           963                 261
Goldman Sachs VIT International Equity                                            728                   9
BlackRock Core Bond Total Return                                                  685                 476
Dreyfus Investment Midcap Stock Service Shares                                    655                 171
Delaware VIP Growth Opportunities SC                                              551                 174
BlackRock Low Duration Bond                                                       384                 257
Delaware VIP Trend Series SC                                                      382                  69
T. Rowe Price Science & Technology Fund                                           170                 169
Templeton Foreign Smaller Companies                                               157                  61
Strong Opportunity Fund II (Investor Class)                                        --              11,050
Strong Mid Cap Growth Fund II (Investor Class)                                     --               8,391
Putnam VT International Equity Fund (Class IA shares)                              --                 436
---------------------------------------------------------------------------------------------------------

 Total                                                                $     1,333,690     $     1,254,763
---------------------------------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         On September 30, 2004, sponsorship of the Horace Mann Funds was transferred to Wilshire Associates, Inc.

         The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

         Reconciliation of transfers to (from) separate account is as follows:


                                                     2005            2004
         -------------------------------------------------------------------
         Transfers to separate account           $  137,892      $  132,118
         Transfers from separate account           (122,760)       (101,582)
         -------------------------------------------------------------------

         Net transfers to separate account       $   15,132      $   30,536
         -------------------------------------------------------------------


                  AGGREGATE RESERVES

         Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

         Premium deficiency reserves at December 31, 2005 and 2004 were $6,147 and $218, respectively.

         The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

         The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners' annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:



                                             Aggregate reserves
                                             ------------------                       Mortality           Interest
                                         2005                   2004                    table               rate
------------------------------------------------------------------------------------------------------------------
Life                                 $  674,270              $  601,048                1980 CSO           4.0-7.0%
                                          1,471                   1,578                1958 CET           2.5-5.5
                                        159,208                 162,029                1958 CSO           2.5-4.5
                                         58,701                  43,640                Various            2.5-3.0
                                          7,725                   8,037                1941 CSO           2.5-6.5


Annuity                               1,274,713               1,215,385                1971 IAM           3.0-5.5
                                         76,987                  80,209                a-1949             3.0-5.5
                                          1,372                   1,470                1937 SAT           3.0
                                             93                     104                Various            3.0
                                        193,193                 127,345                a-2000             1.5-3.5
                                        134,847                 126,590                1983a              3.0-4.5

Supplementary
  contract with
  life contingencies                     54,082                  58,406                1983a              6.25-11.0
                                         51,034                  43,844                a-2000             5.5-7.0
                                          2,419                   2,948                1971 IAM           4.5-11.25
                                            533                     647                1937 SAT           3.5
------------------------------------------------------------------------------------------------------------------

    Total                            $2,690,648              $2,473,280
------------------------------------------------------------------------------------------------------------------



                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


         ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS


                                                     2005                         2004
                                          ------------------------   ------------------------
                                                            % of                        % of
                                            Amount          Total      Amount           Total
---------------------------------------------------------------------------------------------
Subject to discretionary withdrawal

  With fair value adjustment              $   21,870            1%   $   10,761           --
  At book value less current surrender
    charge of 5% or more                   1,194,094           37%    1,099,328           36%
  At fair value                            1,322,271           40%    1,244,233           41%
---------------------------------------------------------------------------------------------
Total with adjustment or at fair value     2,538,235                  2,354,322

At book value without adjustment
  (minimal or no charge or adjustment)       608,090           19%      579,754           19%
Not subject to discretionary withdrawal      108,068            3%      105,845            4%
---------------------------------------------------------------------------------------------
Total (gross)                              3,254,393          100%    3,039,921          100%
---------------------------------------------------------------------------------------------
Total (net)*                              $3,254,393                 $3,039,921
---------------------------------------------------------------------------------------------


         *Reconciliation of total annuity actuarial reserves and deposit fund liabilities


Life & Accident & Health Annual Statement:              2005                2004
-------------------------------------------------------------------------------------
Exhibit 5, Annuities Section, Total (net)         $     1,681,205     $     1,551,103
Exhibit 5, Supplementary Contracts with
   Life Contingencies Section, Total (net)                108,068             105,845
 Exhibit 7, Deposit-Type Contracts, Line
   14, Column 1                                           142,849             138,740
-------------------------------------------------------------------------------------

 Subtotal                                               1,932,122           1,795,688

 Separate Accounts Annual Statement:

 Exhibit 3, Line 0299999, Column 2                      1,318,855           1,240,762
 Exhibit 3, Line 0399999, Column 2                          3,416               3,471
-------------------------------------------------------------------------------------

 Subtotal                                               1,322,271           1,244,233
-------------------------------------------------------------------------------------

 Combined Total                                   $     3,254,393     $     3,039,921
-------------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         Policy reserves for losses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

         Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:


                                                          Aggregate  reserves
                                                  ------------------------------
                                                       2005                2004
--------------------------------------------------------------------------------
Present value of amounts not yet
  due on claims (3% interest rate)                $     7,556         $    9,355
Additional contract reserves                              422                504
Unearned premiums and other                               178                214
--------------------------------------------------------------------------------

Aggregate accident and health reserves            $     8,156         $   10,073
--------------------------------------------------------------------------------


         The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $7,175 and $9,525 of such discounted reserves at December 31, 2005 and 2004, respectively. The aggregate amount of discount at December 31, 2005 and 2004 were $1,355 and $2,034, respectively.

                  UNPAID BENEFITS

         Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

         Accident and health claim reserves and liabilities include the following:


                                                        2005            2004
-------------------------------------------------------------------------------
Aggregate reserves for accident
  and health                                         $    8,156      $   10,073
Unpaid benefits for accident and health                     319             447
Less:  Additional contract reserves                        (422)           (504)
       Unearned premiums and other                         (178)           (214)
-------------------------------------------------------------------------------

Accident and health claim reserves
  and liabilities                                    $    7,875      $    9,802
-------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.


                                                2005            2004
-----------------------------------------------------------------------
Net balance at January 1                     $    9,802      $   10,766

Incurred related to:
         Current year                             2,157           2,155
         Prior years                             (1,014)             52
-----------------------------------------------------------------------

Total incurred                                    1,143           2,207
-----------------------------------------------------------------------

Paid related to:
         Current year                               698             674
         Prior years                              2,372           2,497
-----------------------------------------------------------------------

Total paid                                        3,070           3,171
-----------------------------------------------------------------------

Net balance at December 31                   $    7,875      $    9,802
-----------------------------------------------------------------------


                  RESERVE FOR SUPPLEMENTARY CONTRACTS WITHOUT LIFE CONTINGENCIES

         This reserve represents the present value of future payments discounted with interest only. At December 31, 2005 and 2004 this liability was $142,849 and $138,740 respectively, based on average credited interest rates of 4.0% in 2005 and 2004, respectively and is included in "policyholder funds on deposit."

                  ACCOUNTING CHANGE AND CORRECTION OF ERRORS

         During conversion to a new valuation system, the Company discovered various errors in the calculation of the Individual Life Reserve (Exhibit 5, Life Insurance, Accidental Death Benefits, Disability -- Active Lives, Disability -- Disabled Lives, and Miscellaneous Reserves) for prior years. In 2004, the Aggregate Reserves for Life Contracts (Statutory Statements of Admitted Assets, Liabilities and Surplus) were understated by $13,238. Statutory statements of admitted assets, liabilities and surplus and statutory statements of capital and surplus have been adjusted in the current year to correct this error.


         In addition to the errors described above, a change in the valuation basis for Individual Life, Active Life Reserves was also implemented in 2005 for all prior years. The 2004 reserves were recalculated using the Standard Valuation law maximum interest rates as adopted by the Company's state of domicile. The amount of the reserve decrease due to this valuation basis change was $1,381 as listed on Exhibit 5A. With the approval of the Illinois Department of Financial and Professional Regulation -- Division of Insurance, statutory statements of admitted assets, liabilities and surplus, and statutory statements of capital and surplus, have been adjusted in the current year to reflect this valuation basis change.



                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         Subsequent to the filing of the 2004 annual statement, the Company filed an amended 2004 annual statement to correct differences resulting from the resolution of discrepancies related to cash disbursement accounts and federal income tax liabilities. For 2004, admitted assets were increased $337, liabilities were increased $301, policyholder surplus was increased $36 and net income was decreased $2,787.

         In connection with the 2003 annual statement preparation, the Company discovered an error in the calculation of the Individual Life, Disabled Life Reserves for prior years. In 2002, the Aggregate Reserves for Life Contracts were understated by $8,007. Total liabilities and capital and surplus were adjusted in 2003 to correct for this error.

         In addition to the errors described above, a change in the valuation basis for Individual Life, Disabled Life Reserves was also implemented. The 2002 reserves were recalculated using the Standard Valuation Law maximum interest rates as adopted by the Company's state of domicile. The amount of reserve decrease due to this valuation basis change was $3,833. Total liabilities and capital and surplus and statutory statements of capital and surplus were adjusted in 2003 to reflect this valuation basis change.

                  LIFE PREMIUMS

         Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

         Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

         Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2005, were as follows:


                                               Gross        Net of Loading
--------------------------------------------------------------------------
Ordinary new business                        $    1,774     $        1,211
Ordinary renewal                                 41,612             45,550
Group life                                          156                156
--------------------------------------------------------------------------

Totals                                       $   43,542     $       46,917
--------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

                  MUTUAL FUND SERVICE FEE INCOME

         The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

                  FEES FROM SALES OF PARTNER PRODUCTS

         In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance. In 2003, the Company expanded its third-party vendor offerings with the addition of universal life insurance underwritten by Jefferson Pilot Financial. Also in 2003, the Company entered into a third-party agreement with American Funds Distributors, Inc. to market their retail mutual funds. In addition to retail mutual funds, a qualified tuition program (also known as a 529 plan) and Coverdell Education Savings Accounts are also offered through this marketing alliance. In 2005, the Company expanded its third-party vendor offerings with the addition of equity indexed annuities and single premium immediate annuities with two existing vendors. On business underwritten by third-party vendors, the Company receives a commission on the sale of that business.

                  INCOME TAXES

         The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company receives the benefits of any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.


         Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A net deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets, is only reported as an admitted asset to the extent of the sum of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences that reverse within one year; gross deferred tax assets expected to be realized within one year but limited to 10% of adjusted surplus; and gross deferred tax liabilities. The change in net deferred income taxes is included directly in surplus.



                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


                  ACQUISITION EXPENSES

         The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

                  NON-ADMITTED ASSETS

         Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.

                  USE OF ESTIMATES

         The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statement balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                RECLASSIFICATIONS

         The Company has reclassified the presentation of certain prior period information to conform with the 2005 presentation.

(2)      INVESTMENTS

                  NET INVESTMENT INCOME

         The components of net investment income were as follows:


                                                2005           2004           2003
-------------------------------------------------------------------------------------
Interest on bonds                            $  156,797     $  154,021     $  148,811
Interest on mortgage loans                        1,564          1,633          1,687
Interest on short-term investments                1,208            686          1,009
Interest on contract loans                        4,946          4,758          4,759
Other investment income                               2             24              1
-------------------------------------------------------------------------------------

Gross investment income                         164,517        161,122        156,267
Investment expenses                               3,033          2,947          2,876
-------------------------------------------------------------------------------------

Net investment income                        $  161,484     $  158,175     $  153,391
-------------------------------------------------------------------------------------


         The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts excluded at December 31, 2005 and 2004. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

                  NET REALIZED INVESTMENT GAINS (LOSSES) NET OF TAX AND TRANSFERS TO IMR


         Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold. These gains (losses) are not included in net income in the year they occurred.


         The IMR at December 31 is as follows:


                                                2005            2004
------------------------------------------------------------------------
Reserve balance, beginning of year           $   26,314      $   25,727
Current year capital gains,
   net of tax                                     6,352           4,112
Amortization of IMR                              (2,991)         (3,525)
------------------------------------------------------------------------

Reserve balance, end of year                 $   29,675      $   26,314
------------------------------------------------------------------------


         Net realized investment gains reported in the statutory statement of operations net of tax and transfers to IMR were as follows:


                                                 2005            2004            2003
-------------------------------------------------------------------------------------
Bonds                                      $    7,881      $    5,728      $   12,102
Common stocks                                      --              --           2,229
Preferred stocks                                   42              12              --
Other                                              --              --               3
-------------------------------------------------------------------------------------

Net realized investment gains                   7,923           5,740          14,334

Less federal income tax expense (benefit)          64              (6)             --
Transferred to IMR                             (6,352)         (4,112)         (9,279)
-------------------------------------------------------------------------------------

Net realized investment gains
   net of tax and transfers to IMR         $    1,507      $    1,634      $    5,055
-------------------------------------------------------------------------------------


         In 2005, the Company impaired one fixed income security. The security was from one automobile industry issuer and the amount of the impairment charge was $1,849. The Company had no fixed income security impairment charges in 2004. No securities were sold during 2005 that had been impaired in a previous year. For the full year 2003, the Company recorded fixed income security impairment charges totaling $7,200, $4,077 related to two of the Company's collateralized debt obligation (CDO) securities and the remaining $3,123 primarily related to two airline industry issuers. Gains realized in 2004 included $526 loss from sales of securities for which impairment charges were recorded in 2003. Gains realized in 2003 included $8,814 from sales of securities for which impairment charges were recorded in 2002.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations. These impairments were deemed to be other-than-temporary for one or more of the following reasons: the recovery of full value was not likely, the issuer defaulted or was likely to default due to the need to restructure its debt, or the Company had an intent to sell the security in the near future.

                  CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES)


         Certain investments, principally below investment grade bonds denoted by NAIC designations 3 through 6, are required to be carried at the lower of amortized cost or market. The resulting unrealized gains or losses are reflected as credits or charges to unassigned surplus. The ending unrealized capital gains (losses) also includes the change in deferred tax assets related to unrealized capital gains (losses). This amount was $0 at December 31, 2005 and 2004, respectively.



                                                2005           2004           2003
--------------------------------------------------------------------------------------
Unrealized capital gains (losses)
         Beginning of period                 $       60     $       60     $      (75)
         End of period                               60             60             60
--------------------------------------------------------------------------------------

Increase for the period                      $       --     $       --     $      135
--------------------------------------------------------------------------------------


                  BONDS

         At December 31, 2005, the fair value and gross unrealized capital losses of investments in bonds segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:


                                          LESS THAN 12 MONTHS            12 MONTHS OR LONGER                 TOTAL
                                        -------------------------     -------------------------     -------------------------
                                                       UNREALIZED                    UNREALIZED                    UNREALIZED
                                        FAIR VALUE       LOSSES       FAIR VALUE       LOSSES       FAIR VALUE       LOSSES
                                        ----------     ----------     ----------     ----------     ----------     ----------
AS OF DECEMBER 31, 2005
   U.S. government and
     agency obligations:
   Mortgage-backed securities           $  419,016     $    7,445     $  146,838     $    4,828     $  565,854     $   12,273
   Other                                   153,373          1,023         47,590          1,142        200,963          2,165
   Municipal bonds                           5,990             11         14,227            773         20,217            784
   Foreign government bonds                  7,337            109             --             --          7,337            109
   Corporate bonds                         669,074         12,861        100,104          3,491        769,178         16,352
   Other mortgage-backed
     securities                             55,458          1,067         41,736          1,217         97,194          2,284
                                        ----------     ----------     ----------     ----------     ----------     ----------
         Totals                         $1,310,248     $   22,516     $  350,495     $   11,451     $1,660,743     $   33,967
                                        ==========     ==========     ==========     ==========     ==========     ==========



                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         At December 31, 2005, the gross unrealized capital loss position in the investment portfolio was $33,967 (381 positions and less than 1.2% of the investment portfolio). A General Motors holding with a book value of $1,001 was the only security trading below 80% of amortized cost. It was trading at 70.8% of amortized cost. Securities with an investment grade rating represented 95% of the gross unrealized capital losses. The largest single unrealized capital loss was $1,148 on a FNMA mortgage-backed security purchased in June 2003 when interest rates hit 40 year lows. The majority of the unrealized capital losses were due to changes in interest rates. The portfolio included 73 securities that have been in an unrealized capital loss position for 12 months or greater, totaling $11,451 (of which $4,872 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2005 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and has the intent and ability to hold these securities until maturity or a recovery in fair value occurs. Therefore, no impairment of these securities was recorded at December 31, 2005.

         At December 31, 2005 and 2004, 2.9% and 3.9%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

         The carrying value and estimated fair value of investments in bonds and preferred stock as of December 31, 2005 and 2004 are as follows:



                                                               Gross          Gross         Estimated
                                             Carrying       Unrealized      Unrealized        Fair
December 31, 2005                              Value           Gains          Losses          Value
------------------------------------------------------------------------------------------------------
U.S. government and
       agency obligations:
                Mortgage-backed
                   securities                $  670,345     $    2,785      $  (12,273)     $  660,857
                Other                           234,433          1,136          (2,165)        233,404
Municipal bonds                                  48,280          2,112            (784)         49,608
Foreign government bonds                         27,881          1,651            (109)         29,423
Corporate securities                          1,811,615         68,290         (16,352)      1,863,553
Other mortgage-backed
       securities                               119,740          1,531          (2,284)        118,987
------------------------------------------------------------------------------------------------------

Total                                        $2,912,294     $   77,505      $  (33,967)     $2,955,832
------------------------------------------------------------------------------------------------------



                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


                                                              Gross           Gross         Estimated
                                             Carrying       Unrealized      Unrealized         Fair
December 31, 2004                              Value          Gains           Losses           Value
------------------------------------------------------------------------------------------------------
U.S. government and
       agency obligations:
                Mortgage-backed
                   securities                $  647,796     $    9,457      $   (2,139)     $  655,114
                Other                           165,180          2,513            (379)        167,314
Municipal bonds                                  52,479          2,033            (547)         53,965
Foreign government bonds                         30,660          3,809            (115)         34,354
Corporate securities                          1,705,178        112,068          (1,911)      1,815,335
Other mortgage-backed
       securities                                82,607          1,967          (1,262)         83,312
------------------------------------------------------------------------------------------------------

Total                                        $2,683,900     $  131,847      $   (6,353)     $2,809,394
------------------------------------------------------------------------------------------------------


         U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $541,651 and $531,144; Federal Home Loan Mortgage Association of $191,823 and $177,700; and Government National Mortgage Association of $29,493 and $21,004 as of December 31, 2005 and 2004, respectively.

         At December 31, 2005, .47% of the Company's investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 2005 was $82,325 compared to a $84,596 carrying value. The average duration of the Company's investment in CMOs was 4.67 years at December 31, 2005.

         The carrying value and estimated fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                             Estimated
                                              Carrying         Fair
December 31, 2005                               Value          Value
----------------------------------------------------------------------
Due in one year or less                      $  213,511     $  216,702
Due after one year through five years           840,893        853,464
Due after five years through ten years          994,909      1,009,784
Due after ten years through twenty years        270,070        274,107
Due after twenty years                          592,911        601,775
----------------------------------------------------------------------

Total bonds                                  $2,912,294     $2,955,832
----------------------------------------------------------------------


         Proceeds from dispositions of investments in bonds and stocks during 2005, 2004 and 2003 were $580,205, $771,574 and $1,253,720, respectively. Gross gains of $16,969, $9,059 and $30,336 and gross losses of $9,046, $3,319 and $16,001 were realized on those sales for 2005, 2004 and 2003, respectively.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


                  DEPOSITS

         Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:


                                               2005            2004
----------------------------------------------------------------------
Held for all policyholders                   $    1,731     $    1,758
Held for policyholders in certain states            982            987
----------------------------------------------------------------------

Total deposits                               $    2,713     $    2,745
----------------------------------------------------------------------


                  SECURITIES LENDING

         The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the market value of the securities loaned, and the collateral is subsequently maintained at a minimum of 101% of the market value of the securities loaned. As of December 31, 2005 and 2004, the Company had $183,584 and $0 respectively, in outstanding securities loaned. The related asset of $184,682 for collateral received is included in short-term investments.

                  INVESTMENTS IN ENTITIES EXCEEDING 10% OF CAPITAL AND SURPLUS

         The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2005 is as follows:


                                         Standard & Poors    Carrying
Bonds:                                       rating            value
----------------------------------------------------------------------
   Citigroup                                   AA-          $   25,204
   Bank of America Corp                        AAA              23,197
----------------------------------------------------------------------

(3)      RELATED PARTY TRANSACTIONS

         The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $95,527, $97,490, and $114,262 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2005, 2004 and 2003, respectively.

         The Company had balances payable to affiliates of $0 and $797 at December 31, 2005 and 2004, respectively included in "accrued expenses" and "other liabilities" in the statutory statements of admitted assets, liabilities and capital and surplus.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


         ALIC reinsures all of the Company's life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (See Note 8).


         The Company holds a mortgage loan on the home office property from Horace Mann Service Corporation (HMSC), an affiliated company, in the amount of $14,069 as of December 31, 2005.

         The Company has no common stock investments in any upstream companies or affiliates.

(4)      FEDERAL INCOME TAXES

         Federal income tax expense for the years ended December 31, 2005, 2004 and 2003, consist of the following major components:

                                                          2005            2004            2003
--------------------------------------------------------------------------------------------------
Current income tax (benefit) expense
  from operations                                      $  (10,225)     $    5,695      $   10,003
Prior year (over) under accrual of tax reserves            (1,724)            384          (4,189)
Resolution of contingent tax liabilities                   (3,609)             --              --
--------------------------------------------------------------------------------------------------

Federal income tax (benefit) expense
  from operations                                         (15,558)          6,079           5,814
--------------------------------------------------------------------------------------------------

Tax expense (benefit) from net
  realized capital gains (losses)                              64              (6)             --
--------------------------------------------------------------------------------------------------

Federal income tax (benefit) expense                   $  (15,494)     $    6,073      $    5,814
--------------------------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         The components of the net admitted deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as of December 31, 2005, and 2004 are as follows:


                                          2005           2004         Change
-----------------------------------------------------------------------------
Total of all DTAs
  (admitted and nonadmitted)        $   55,696     $   62,436     $   (6,740)
Total of all DTLs                       20,362         20,301             61
-----------------------------------------------------------------------------

Net DTAs                                35,334         42,135         (6,801)
Total DTAs non-admitted                 29,364         33,382         (4,018)
-----------------------------------------------------------------------------

Net admitted DTAs                   $    5,970     $    8,753     $   (2,783)
-----------------------------------------------------------------------------


         The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:


                                                2005           2004          Change
--------------------------------------------------------------------------------------
Net DTA                                      $   35,334     $   42,135     $   (6,801)
--------------------------------------------------------------------------------------

Net tax effect without unrealized gains
  and losses                                 $   35,334     $   42,135     $   (6,801)
--------------------------------------------------------------------------------------


         The net DTAs at December 31, 2005 and 2004, is included in deferred tax assets on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which DTLs have not been recognized.

         DTAs resulting from book/tax differences in:

                                                 2005           2004
----------------------------------------------------------------------
Policy benefits                              $   34,259     $   38,235
Policy acquisition costs                         10,783         10,763
Investments                                       1,524            824
Capital loss carry forwards                         812          4,249
Allocated OPEB and pension accruals               4,116          5,144
General expense accruals                          3,731          2,783
Other                                               471            438
----------------------------------------------------------------------

Total DTAs                                   $   55,696     $   62,436
----------------------------------------------------------------------

Total DTAs non-admitted                      $   29,364     $   33,382
----------------------------------------------------------------------

Admitted DTAs                                $   26,332     $   29,054
----------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

DTLs resulting from book/tax differences in:


                                                2005           2004
----------------------------------------------------------------------
Investments                                  $    1,259     $    1,086
Premiums deferred and uncollected                14,659         16,021
Policy benefits                                   3,521          3,194
Other                                               923             --
----------------------------------------------------------------------

Total DTLs                                   $   20,362     $   20,301
----------------------------------------------------------------------

Net admitted DTAs                            $    5,970     $    8,753
----------------------------------------------------------------------


         The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:


                                                                    2005            2004
--------------------------------------------------------------------------------------------
Current income tax (benefit) expense incurred                    $  (15,494)     $    6,073
Change in deferred income tax
  (without tax on unrealized gains and losses)                        6,801          (5,161)
--------------------------------------------------------------------------------------------

Total income tax (benefit) expense reported                          (8,693)            912
--------------------------------------------------------------------------------------------

Income before taxes                                                  15,359          29,922
--------------------------------------------------------------------------------------------

Expected income tax expense at 35%
  statutory rate                                                      5,376          10,473
--------------------------------------------------------------------------------------------

Increase (decrease) in actual tax reported resulting from:
  Dividends received deduction                                       (1,460)         (1,308)
  Nondeductible expense for meals,
    penalties and lobbying                                              111             115
  Tax adjustment for IMR                                             (1,047)         (1,234)
  Deferred tax benefit on non-admitted assets                          (247)             58
  Resolution of contingent tax liabilities                           (3,609)             --
  Reinsurance                                                        (9,100)         (2,275)
  Provision to return                                                   724          (4,844)
  Other                                                                 559             (73)
--------------------------------------------------------------------------------------------

Total income tax (benefit) expense                               $   (8,693)     $      912
--------------------------------------------------------------------------------------------


         As of December 31, 2005, there are no net operating loss carryforwards available to offset against future taxable income. As of December 31, 2005, there are capital loss carryforwards available of $2,318.

         The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $0, $3,170 and $8,863 for 2005, 2004, and 2003 respectively.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(5)      RESTRICTIONS OF SURPLUS

         The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2006 without prior approval are approximately $24,500. Dividend payments were $0, $9,000 and $15,000 in 2005, 2004 and 2003, respectively.

         Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS


         Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.


         Investments - For fixed maturities and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

         Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

         The carrying amounts and fair values of financial instruments at December 31, 2005 consisted of the following:


                                                                                Estimated
                                                                  Carrying        Fair
                                                                   amount         value
------------------------------------------------------------------------------------------
Financial Assets
         Bonds                                                   $2,912,294     $2,955,832
         Mortgage loans                                              17,682         18,265
         Short-term investments                                     190,798        190,798
         Contract loans and preferred stock                          85,139         88,099
------------------------------------------------------------------------------------------

            Total investments                                    $3,205,913     $3,252,994
         Asset valuation reserve                                     13,137             --
------------------------------------------------------------------------------------------

            Total investments less asset
               valuation reserve                                 $3,192,776     $3,252,994
         Cash                                                         1,859          1,859
------------------------------------------------------------------------------------------

Financial Liabilities
         Policyholder account
           balances on interest-sensitive
           life contracts                                        $   84,089     $   78,535
         Annuity contract liabilities                             1,789,273      1,649,439
         Policyholder funds on deposit                              143,588        143,588
------------------------------------------------------------------------------------------


         Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(7) DIFFERENCES BETWEEN U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND STATUTORY ACCOUNTING PRACTICES


         Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:


         (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

         (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

         (c) Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

         (d) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

         (e) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

         (f) Asset valuation and interest maintenance reserves are not provided.

         (g) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

         (h) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

         (i) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.


         (j) Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder's equity, net of deferred income taxes and the impact on the amortization of capitalized acquisition costs.


         (k) The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

         (l)      A statement of comprehensive income is required.

         (m) Retroactive Coinsurance and modified coinsurance transactions are recognized as deposits. Statutory ceded premiums, ceded benefits paid, ceded change in reserves and change in surplus as the result of reinsurance are removed from GAAP reporting.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         (n) The realization of DTAs under GAAP is evaluated utilizing a "more likely than not" standard. A valuation allowance is established for DTAs deemed not realizable using this standard. Under statutory accounting principles, the realization of DTAs is determined utilizing an admissibility test outlined in statement of Statutory Accounting Principles No. 10 -- Income Taxes. Based on these tests a portion of gross DTAs are non-admitted for statutory accounting purposes. Additionally, changes in the balances of DTAs and DTLs result in increases or decreases of income under GAAP, whereas under statutory accounting principles, these changes directly impact surplus.

         The aggregate effect of the foregoing differences has not been determined separately for the Company.

(8)      REINSURANCE

         The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

         Information with respect to reinsurance ceded and assumed by the Company is set forth below.


                                                2005             2004           2003
--------------------------------------------------------------------------------------
Direct life insurance premiums               $  103,897      $  107,503     $  111,223
Life insurance premiums ceded:
         To ALIC                                  1,639           1,533          1,525
         Coinsurance and Modified
          Coinsurance agreement                (463,393)         49,538        149,051
         Other                                    2,542           2,751          3,238
                                             ----------      ----------     ----------

Net life insurance premiums as reported         563,109          53,681        (42,591)

Reserve adjustment on reinsurance ceded
         as reported                           (447,384)         10,000        118,813

Life insurance reserves ceded:
         To ALIC                                 11,351          11,382         10,198
         To other companies                       3,713          43,157         53,179
Accident and health premiums ceded:
         To other companies                       2,365           2,685          2,866
Amounts recoverable from reinsurers
         on paid losses                             717             347          1,040
--------------------------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence. This program covers acts of terrorism but excludes nuclear, biological and chemical explosions as well as other acts of war.

         During 2001, the Company entered into a quota share reinsurance agreement with Hartford Life and Accident Insurance Company to cede 50% of the Company's disability income policies.

         On December 31, 2003, the Company entered into a reinsurance agreement with the United States branch of Sun Life Assurance Company of Canada (SLACC) which replaced the 2002 agreement with Sun Life Reinsurance Company Limited (SLRCL), a member of the Sun Life Financial Group. Under the terms of the December 31, 2003 agreement the Company ceded to SLACC, on a combination coinsurance and modified coinsurance basis, a 75% quota share of the Company's in force interest-sensitive life block of business issued prior to January 1, 2002, representing an increase from the 58% quota share which was in place under the 2002 agreement. SLACC assumed its proportional share of all risks attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company's liabilities under statutory accounting principles to the extent of the ceded commission. The initial ceding commission received by the Company was $50.0 million and resulted in a $32.5 million after-tax increase in the Company's statutory surplus. The Company's statutory surplus was reduced by $26.0 million (including $21.5 million due to the early termination of the contract noted below) and $6.5 million in 2005 and 2004, respectively. Fees related to these transactions reduced the Company's pretax income by $558 and $973 in 2005 and 2004, respectively. These transactions improved the statutory operating leverage and risk-based capital ratio of the Company.

         Effective July 1, 2005 the Company terminated its reinsurance agreement with SLACC. The early recapture of the reinsurance agreement had the following impact:


-----------------------------------------------------------------------
Premiums earned                                             $  487,384
Commissions and expense allowances on reinsurance ceded        (11,583)
Reserve adjustment on reinsurance ceded                       (454,291)
-----------------------------------------------------------------------
Increase in aggregate reserves for life and accident
     and health contracts                                       33,093
Federal and foreign income taxes                               (11,583)
Change in surplus as a result of recapture                     (21,511)
-----------------------------------------------------------------------


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

         At December 31, 2005 and 2004 the Company has outstanding surplus relief of $0 and $40,000 and modified coinsurance reserves of $0 and $437,338,respectively, related to the contract with SLACC.

(9)      PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

         The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

                  PENSION PLANS

         HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

         After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant's account based on eligible compensation and years of service. Participants are 100% vested in this plan after 5 years of service.

         All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee's account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

         Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings under the plan (through March 31, 2002). Participants are 100% vested in these defined benefit plans after 5 years of service.

         HMSC's policy with respect to funding the defined benefit plan is to contribute amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in a trust fund; whereas the supplemental retirement plans are unfunded non-qualified plans.

         Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

         The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

         Total pension expense allocated to the Company was $5,689, $5,384, and $6,025 for 2005, 2004 and 2003, respectively.


                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

                  POSTEMPLOYMENT BENEFITS

         In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2004, only employees who were at least age 50 with at least 15 years of service in 2004 are eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees are accrued as expense over the employees' service years. The allocated cost of these benefits totaled $282, $102, and $195 for the years ended December 31, 2005, 2004 and 2003, respectively.

(10)     LAWSUITS AND LEGAL PROCEEDINGS

         There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company's financial position or results of operation.

(11)     RISK-BASED CAPITAL

         The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

         The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2005, the Company's actual total adjusted capital was $243,858 and the authorized control level risk-based capital was $27,914.

(12)     OTHER ITEMS

         The Company had one life claim as a result of the September 11, 2001 events which totaled $30. This claim was paid in October 2001.

                       HORACE MANN LIFE INSURANCE COMPANY

          SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES -- SCHEDULE A

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2005
                                 (In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


INVESTMENT INCOME EARNED:

         U. S. Government Bonds                        $    9,857
         Other bonds (unaffiliated)                       146,940
         Bonds of affiliates                                   --
         Preferred stocks (unaffiliated)                        1
         Preferred stocks of affiliates                        --
         Common stocks (unaffiliated)                          --
         Common stocks of affiliates                           --
         Mortgage loans                                     1,564
         Real estate                                           --
         Contract loans                                     4,946
         Cash and cash equivalents                             --
         Short-term investments                             1,208
         Other invested assets                                 --
         Derivative instruments                                --
         Aggregate write-ins for investment income              1

         Gross investment income                       $  164,517
                                                       ==========


REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES              --
                                                       ==========

MORTGAGE LOANS -- BOOK VALUE:
         Farm mortgages                                $       --
         Residential mortgages                                206
         Commercial mortgages                              17,476

         Total mortgage loans                          $   17,682
                                                       ==========

MORTGAGE LOANS BY STANDING -- BOOK VALUE:
         Good standing                                 $   17,682
                                                       ==========
         Good standing with restructured terms                 --
                                                       ==========
         Interest overdue more than 90 days,
              not in foreclosure                       $       --
                                                       ==========
         Foreclosure in process                                --
                                                       ==========


See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2005
                                 (In thousands)


OTHER LONG TERM ASSETS -- STATEMENT VALUE                             $       --
                                                                      ==========

COLLATERAL LOANS                                                              --
                                                                      ==========

BONDS AND STOCKS OF PARENTS, SUBSIDIARIES
   AND AFFILIATES -- BOOK VALUE
         Bonds                                                                --
                                                                      ==========
         Preferred Stocks                                                     --
                                                                      ==========
         Common Stocks                                                        --
                                                                      ==========

BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
         Bonds by Maturity -- Statement Value
            Due within 1 year or less                                 $  404,309
            Over 1 year through 5 years                                  840,893
            Over 5 years through 10 years                                994,909
            Over 10 years through 20 years                               270,070
            Over 20 years                                                592,911

            Total by Maturity                                         $3,103,092
                                                                      ==========

         Bonds by Class -- Statement Value
            Class 1                                                   $2,289,714
            Class 2                                                      686,578
            Class 3                                                       40,427
            Class 4                                                       84,773
            Class 5                                                          383
            Class 6                                                        1,217

            Total by Class                                            $3,103,092
                                                                      ==========

            Total Bonds Publicly Traded                               $3,013,596
                                                                      ----------

            Total Bonds Privately Placed                              $   89,496
                                                                      ----------

PREFERRED STOCKS -- STATEMENT VALUE                                           --

COMMON STOCKS -- MARKET VALUE                                         $       --
                                                                      ==========

SHORT-TERM INVESTMENTS -- BOOK VALUE                                  $  190,798
                                                                      ==========

OPTIONS, CAPS, FLOORS OWNED -- STATEMENT VALUE                                --
                                                                      ==========

OPTIONS, CAPS, FLOORS WRITTEN AND IN FORCE -- STATEMENT VALUE                 --
                                                                      ==========

COLLAR, SWAPS AND FORWARD AGREEMENTS OPEN -- STATEMENT VALUE                  --
                                                                      ==========

FUTURES CONTRACTS OPEN -- CURRENT VALUE                                       --
                                                                      ==========

CASH ON DEPOSIT                                                       $    1,859
                                                                      ==========


See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2005
                                 (In thousands)


LIFE INSURANCE IN FORCE:
         Industrial                                                           --
                                                                 ===============
         Ordinary                                                $    11,588,543
                                                                 ===============
         Credit Life                                                          --
                                                                 ===============
         Group Life                                              $     1,553,621
                                                                 ===============

Amount of Accidental Death Insurance In Force Under
   Ordinary Policies                                             $       386,254
                                                                 ===============

LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS
   IN FORCE:
         Industrial                                                           --
                                                                 ===============
         Ordinary                                                $     7,334,309
                                                                 ===============
         Credit Life                                                          --
                                                                 ===============
         Group Life                                              $     1,508,641
                                                                 ===============

SUPPLEMENTAL CONTRACTS IN FORCE:
         Ordinary -- Not Involving Life Contingencies
            Amount on Deposit                                    $       139,880
                                                                 ===============
            Income Payable                                       $        26,321
                                                                 ===============

         Ordinary -- Involving Life Contingencies
            Income Payable                                       $        12,710
                                                                 ===============

         Group -- Not Involving Life Contingencies
            Amount on Deposit                                                 --
                                                                 ===============
            Income Payable                                                    --
                                                                 ===============

         Group -- Involving Life Contingencies
            Income Payable                                                    --
                                                                 ===============

ANNUITIES:
   Ordinary:
         Immediate -- Amount of Income Payable                                --
                                                                 ===============
         Deferred -- Fully Paid Account Balance                  $           220
                                                                 ===============
         Deferred -- Not Fully Paid Account Balance              $     1,634,300
                                                                 ===============

   Group:
         Amount of Income Payable                                             --
                                                                 ===============
         Fully Paid Account Balance                                           --
                                                                 ===============
         Not Fully Paid Account Balance                          $        46,685
                                                                 ===============


See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY

              ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2005
                                 (In thousands)

ACCIDENT AND HEALTH INSURANCE PREMIUMS IN FORCE:
         Ordinary                                                $    3,098
                                                                 ==========
         Group                                                        3,504
                                                                 ==========
         Credit                                                          --
                                                                 ==========

DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
         Deposit Funds -- Account Balance                                 3
                                                                 ==========
         Dividend Accumulations -- Account Balance               $    2,957
                                                                 ==========

CLAIM PAYMENTS CALENDAR YEAR 2005
         Group Accident and Health Year
            Year Incurred
               2005                                              $      285
                                                                 ==========
               2004                                              $      366
                                                                 ==========
               2003                                              $       68
                                                                 ==========
               2002                                              $       25
                                                                 ==========
               2001                                              $      135
                                                                 ==========
               Prior                                             $    1,109
                                                                 ==========

         Other Accident & Health
            Year Incurred
               2005                                              $      413
                                                                 ==========
               2004                                              $      455
                                                                 ==========
               2003                                              $       52
                                                                 ==========
               2002                                              $        7
                                                                 ==========
               2001                                              $       21
                                                                 ==========
               Prior                                             $      134
                                                                 ==========

         Other Coverages that Use Developmental Methods
            to Calculate Claims Reserves
            Year Incurred
               2005                                                      --
                                                                 ==========
               2004                                                      --
                                                                 ==========
               2003                                                      --
                                                                 ==========
               2002                                                      --
                                                                 ==========
               2001                                                      --
                                                                 ==========
               Prior                                                     --
                                                                 ==========


See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
                    SUMMARY INVESTMENT SCHEDULE - SCHEDULE B
                                DECEMBER 31, 2005
                                 (In thousands)


                                                                                                            Admitted Assets as
                                                                               Gross Investment               Reported in the
Investment Categories                                                              Holdings                   Annual Statement
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
     US Treasury securities                                           $   93,811              2.924% $   93,811              2.924%
     US government agency obligations:
         Issued by US government agencies                                 82,525              2.573      82,525              2.573
         Issued by US government sponsored
          agencies                                                        58,097              1.811      58,097              1.811
     Foreign government                                                   27,881              0.869      27,881              0.869
     Securities issued by states, territories
      and possessions and political
      subdivisions in the US:
         States, territories and possessions
          general obligations                                              8,000              0.249       8,000              0.249
         Political subdivisions of states,
          territories and possessions and political
          subdivisions general obligations                                    --              0.000          --              0.000
         Revenue and assessment obligations                               40,280              1.256      40,280              1.256
         Industrial development and
          similar obligations
     Mortgage-backed securities:
         Pass-through securities:
              Issued or guaranteed by GNMA                                29,493              0.919      29,493              0.919
              Issued or guaranteed by FNMA and FHLMC                     630,000             19.640     630,000             19.640
              All other                                                       92              0.003          92              0.003
         CMOs and REMICs:
              Issued or guaranteed by GNMA, FNMA,
               FHLMC or VA                                                10,851              0.338      10,851              0.338
              Issued by non-US government issuers and
               collateralized by MBS issued or
               guaranteed by GNMA, FNMA, FHLMC or VA                          --              0.000          --              0.000
         All other                                                        15,131              0.472      15,131              0.472

Other debt and other fixed income securities (excluding short-term):
     Unaffiliated domestic securities                                  1,680,714             52.396   1,680,714             52.396
     Unaffiliated foreign securities                                     235,419              7.339     235,419              7.339
     Affiliated securities                                                    --              0.000          --              0.000

Equity interests:
     Investments in mutual funds
     Preferred stocks:
         Affiliated                                                           --              0.000          --              0.000
         Unaffiliated                                                         --              0.000          --              0.000
     Publicly traded equity securities:
         Affiliated                                                           --              0.000          --              0.000
         Unaffiliated                                                         --              0.000          --              0.000


See accompanying independent auditors' report.                      (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
              SUMMARY INVESTMENT SCHEDULE - SCHEDULE B (CONTINUED)
                                DECEMBER 31, 2005
                                 (In thousands)


                                                                                                          Admitted Assets as
                                                                           Gross Investment                 Reported in the
Investment Categories                                                          Holdings                    Annual Statement
------------------------------------------------------------------------------------------------------------------------------
Equity interests (continued)
     Other equity securites:
         Affiliated                                              $       --          0.000%     $       --              0.000%
         Unaffiliated                                                    --          0.000              --              0.000
     Other equity interests including tangible
       personal property under leases:
         Affiliated                                                      --          0.000              --              0.000
         Unaffiliated                                                    --          0.000              --              0.000

Mortgage loans:
     Construction and land development                                   --          0.000              --              0.000
     Agricultural                                                        --          0.000              --              0.000
     Single family residential properties                               206          0.006             206              0.006
     Multifamily residential properties                                  --          0.000              --              0.000
     Commercial loans                                                17,476          0.545          17,476              0.545
     Mezzanine real estate loans                                         --          0.000              --              0.000

Real estate investments:
     Property occupied by company                                        --          0.000              --              0.000
     Property held for the production of income                          --          0.000              --              0.000
     Property held for sale                                              --          0.000              --              0.000

Contract loans                                                       85,139          2.654          85,139              2.654

Receivable for securities                                                --          0.000              --              0.000

Cash, cash equivalents and short-term investments                   192,657          6.006         192,657              6.006

Other invested assets                                                    --          0.000              --              0.000
------------------------------------------------------------------------------------------------------------------------------

Total invested assets                                            $3,207,772            100%     $3,207,772                100%
------------------------------------------------------------------------------------------------------------------------------


See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
     SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - SCHEDULE C
                                DECEMBER 31, 2005
                                 (In thousands)


1.)      Total admitted assets excluding variable annuity assets
         held in separate account:                                    $3,315,281



2.)      10 Largest exposures to a single issuer/borrower/investment:


Issuer                                          Investment Category                         Amount         Percentage
---------------------------------------------------------------------------------------------------------------------
Citigroup                                   Indust., Misc.-Issuer Oblig.                    $25,204            0.8%
Bank of America Corp                        Indust., Misc.-Issuer Oblig.                     23,197            0.7
Morgan Stanley                              Indust., Misc.-Issuer Oblig.                     23,013            0.7
General Electric                            Indust., Misc.-Issuer Oblig.                     22,412            0.7
J P Morgan                                  Indust., Misc.-Issuer Oblig.                     21,937            0.7
Wachovia                                    Indust., Misc.-Issuer Oblig.                     19,178            0.6
SLM Corp                                    Indust., Misc.-Issuer Oblig.                     17,553            0.5
Wells Fargo Bank                            Indust., Misc.-Issuer Oblig.                     17,318            0.5
Verizon                                     Indust., Misc.-Issuer Oblig.                     17,271            0.5
Vodafone                                    Indust., Misc.-Issuer Oblig.                     16,899            0.5


3.) Total admitted assets held in bonds, short-term investments, and preferred stocks by NAIC rating:


Bonds                Amount          Percentage                  Stocks                   Amount           Percentage
---------------------------------------------------------------------------------------------------------------------
NAIC-1             $2,289,714           69.1%                     P/RP-1                   $  -                0.0%
NAIC-2                686,578           20.7                      P/RP-2                      -                0.0
NAIC-3                 40,427            1.2                      P/RP-3                      -                0.0
NAIC-4                 84,773            2.6                      P/RP-4                      -                0.0
NAIC-5                    383            0.0                      P/RP-5                      -                0.0
NAIC-6                  1,217            0.0                      P/RP-6                      -                0.0


4.)      Assets held in foreign investments:



Total admitted assets held in foreign investments (excluding Canadian):         $  183,838            5.5%
Foreign-currency denominated investments:                                                0            0.0
Insurance liabilities denominated in that same foreign currency:                         0            0.0



5.) Aggregate foreign investment exposure categorized by NAIC sovereign rating:


                                                    Amount           Percentage
-------------------------------------------------------------------------------
Countries rated by NAIC-1                         $  129,236            3.9%
Countries rated by NAIC-2                             52,799            1.6
Countries rated by NAIC-3 or below                     1,803            0.1


See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
          SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES -
                             SCHEDULE C (CONTINUED)
                                DECEMBER 31, 2005
                                 (In thousands)


6.) Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:


                                      Amount           Percentage
-----------------------------------------------------------------
Countries rated by NAIC-1
    Country:    United Kingdom      $   60,784            1.8%
    Country:    Netherlands             30,125            0.9
Countries rated by NAIC-2
    Country:    United Kingdom          19,948            0.6
    Country:    Luxembourg              15,942            0.5
Countries rated by NAIC-3 or below
    Country:    Bahamas                  1,053            0.0
    Country:    Bermuda                    750            0.0


7.)      There was no aggregate unhedged foreign currency exposure.

8.)      There was no aggregate unhedged foreign currency exposure.

9.)      There was no aggregate unhedged foreign currency exposure.

10.)     10 largest non-sovereign foreign issues:


Issuer                            NAIC Rating       Amount          Percentage
------------------------------------------------------------------------------
Vodafone                               1          $   16,899            0.5%
National Australia Bank                1              14,079            0.4
Deutsche Telecom                       1              13,386            0.4
Nationwide Building Society            1              11,989            0.4
British Telecom PLC                    1              10,391            0.3
Telecom Italia Capital                 2               9,974            0.3
Astrazeneca                            1               9,095            0.3
Pearson Dollar Fin PLC                 2               7,985            0.2
International Nederland Bank           1               7,679            0.2
Royal Bank of Scotland Group           1               7,069            0.2


11.) There were no admitted assets held in Canadian investments and unhedged Canadian currency exposure that exceeded 2.5% of the reporting entity's total admitted assets.

12.) There were no admitted assets held in investments with contractual sales restrictions.

13.) There were no admitted assets held in equity interests that exceeded 2.5% of the reporting entity's total admitted assets.

14.) There were no admitted assets held in nonaffiliated, privately placed equities that exceeded 2.5% of the reporting entity's total admitted assets.


See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
           SCHEDULE OF SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES -
                             SCHEDULE C (CONTINUED)
                                DECEMBER 31, 2005
                                 (In thousands)


15.)     There were no admitted assets held in general partnership interests.

16.) There were no admitted assets held in mortgage loans reported in the Annual Statement in Schedule B that exceeded 2.5% of the Company's total admitted assets.

18.)     There were no admitted assets held in real estate.

19.)     Total admitted assets subject to the following types of agreements:


                                          At Year End                      At End of Each Quarter
Admitted Type                        Amount          Percentage     1st Qtr        2nd Qtr        3rd Qtr
----------------------------------------------------------------------------------------------------------
Securities lending                 $  184,682            5.6%     $  253,167     $  289,646     $  350,230
Repurchase                                 --            0.0              --             --             --
Reverse repurchase                         --            0.0              --             --             --
Dollar repurchase                          --            0.0              --             --             --
Dollar reverse repurchase                  --            0.0              --             --             --


20.) There were no admitted assets for warrants not attached to other financial instruments, options, caps, and floors.

21.) There were no admitted assets of potential exposure for collars, swaps and forwards.

22.) There were no admitted assets of potential exposure for future contracts.


See accompanying independent auditors' report.                       (Continued)

                       HORACE MANN LIFE INSURANCE COMPANY
 SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES - SCHEDULE I
                                DECEMBER 31, 2005
                             (AMOUNTS IN THOUSANDS)



                                                                                 AMOUNT
                                                                                SHOWN IN
                                                                                 BALANCE
TYPE OF INVESTMENTS                            COST(1)         FAIR VALUE         SHEET
-------------------------------------------------------------------------------------------
Debt securities:
     Bonds:
        U.S. Government and government
           agencies and  authorities         $    904,778     $    894,261     $    904,778
        State, municipalities and
           political subdivisions                  48,280           49,608           48,280
        Foreign government bonds                   27,881           29,423           27,881
        Public utilities                          168,726          174,071          168,726
        Other corporate bonds                   1,762,629        1,808,469        1,762,629
                                             ------------     ------------     ------------

           Total debt securities             $  2,912,294     $  2,955,832     $  2,912,294
                                             ------------     ============     ------------

Equity securities:

     Preferred stocks:
        Industrial and miscellaneous                   --               --               --
                                             ------------     ------------     ------------


           Total equity securities           $         --     $         --     $         --
                                             ------------     ============     ------------

Mortgage loans on real estate                      17,682              XXX           17,682
Real estate                                            --              XXX               --
Contract loans                                     85,139              XXX           85,139
Short-term investments                            190,798              XXX          190,798
Other investments                                      --              XXX               --
                                             ------------                      ------------

           Total investments                 $  3,205,913              XXX     $  3,205,913
                                             ============                      ============


(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)      Real estate acquired in satisfaction of indebtedness is $0.

(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
             SUPPLEMENTARY INSURANCE INFORMATION - SCHEDULE III & VI
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                             (AMOUNTS IN THOUSANDS)


                                                                       AS OF DECEMBER 31,
                                             ---------------------------------------------------------------------------
                                             FUTURE POLICY                                               PREMIUM REVENUE
                            DEFERRED            BENEFITS                              OTHER POLICY         AND ANNUITY,
                             POLICY          LOSSES, CLAIMS                            CLAIMS AND          PENSION AND
                           ACQUISITION          AND LOSS             UNEARNED           BENEFITS          OTHER CONTRACT
SEGMENT                      COST(1)           EXPENSES(3)          PREMIUMS(3)         PAYABLE           CONSIDERATIONS
2005:
   Life                                      $       906,265                         $         3,633     $       563,109
   Annuity                                         1,684,037                                      --             320,064
   Supplementary
     Contracts                                       108,114                                 139,880               8,187
   Accident and
     Health                                            8,475                                       75               4,272
                         ---------------     ---------------     ---------------      ---------------     ---------------

   Total                                     $     2,706,891                          $       143,588     $       895,632
                         ===============     ===============     ===============      ===============     ===============


2004:
   Life                                      $       821,217                         $         3,605     $        53,681
   Annuity                                         1,553,591                                      --             326,976
   Supplementary
     Contracts                                       105,908                                 135,678               9,854
   Accident and
     Health                                           10,520                                       15               4,301
                         ---------------     ---------------     ---------------      ---------------     ---------------

   Total                                     $     2,491,236                          $       139,298     $       394,812
                         ===============     ===============     ===============      ===============     ===============


2003:
   Life                                      $       779,616                         $         3,703     $       (42,591)
   Annuity                                         1,400,911                                      --             296,615
   Supplementary
     Contracts                                       100,614                                 122,222               6,509
   Accident and
     Health                                           11,557                                       18               5,164
                         ---------------     ---------------     ---------------      ---------------     ---------------

   Total                                     $     2,292,698                          $       125,943     $       265,697
                         ===============     ===============     ===============      ===============     ===============

                                                              FOR THE YEARS ENDED DECEMBER 31,
                         -----------------------------------------------------------------------------------------------
                                                                 AMORTIZATION
                                                BENEFITS,        OF DEFERRED
                            NET              CLAIMS, LOSSES         POLICY                OTHER
                         INVESTMENT          AND SETTLEMENT       ACQUISITION           OPERATING            PREMIUMS
SEGMENT                    INCOME               EXPENSES            COSTS(1)             EXPENSES            WRITTEN(2)
2005:
   Life                  $        47,591     $       118,234                         $        42,529
   Annuity                        96,912             389,209                                  47,243
   Supplementary
     Contracts                    15,975              20,210                                   2,126
   Accident and
     Health                        1,006               1,026                                   3,565
                         ---------------     ---------------     ---------------     ---------------     ---------------

   Total                 $       161,484     $       528,679                         $        95,463
                         ===============     ===============     ===============     ===============     ===============


2004:
   Life                  $        47,612     $        73,763                         $        44,523
   Annuity                        93,883             384,194                                  46,035
   Supplementary
     Contracts                    15,501              22,562                                   2,022
   Accident and
     Health                        1,179               2,134                                   3,096
                         ---------------     ---------------     ---------------     ---------------     ---------------

   Total                 $       158,175     $       482,653                         $        95,676
                         ===============     ===============     ===============     ===============     ===============


2003:
   Life                  $        47,655     $        80,417                         $        47,938
   Annuity                        88,735             342,380                                  42,106
   Supplementary
     Contracts                    15,640              18,646                                   1,640
   Accident and
     Health                        1,361               1,953                                   3,413
                         ---------------     ---------------     ---------------     ---------------     ---------------

   Total                 $       153,391     $       443,396                         $        95,097
                         ===============     ===============     ===============     ===============     ===============


(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)      Does not apply to life insurance.

(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying independent auditors' report.

                       HORACE MANN LIFE INSURANCE COMPANY
                            REINSURANCE - SCHEDULE IV
              FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                             (AMOUNTS IN THOUSANDS)



                                                                                                         PERCENTAGE
                                                         CEDED TO          ASSUMED                        OF AMOUNT
                                          GROSS           OTHER          FROM OTHER         NET            ASSUMED
                                          AMOUNT        COMPANIES        COMPANIES         AMOUNT          TO NET
                                      --------------------------------------------------------------------------------
2005: Life insurance in force         $  13,142,164   $   1,710,202    $          --   $  11,431,962              0.0%
                                      =============   =============    =============   =============    =============
         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance               $     103,897   $    (459,212)   $          --   $     563,109              0.0%
         Annuity                            320,064              --               --         320,064              0.0%
         Supplementary contracts              8,187              --               --           8,187
         Accident and health                  6,637           2,365               --           4,272              0.0%
                                      -------------   -------------    -------------   -------------    -------------

         Total premiums               $     438,785   $    (456,847)   $          --   $     895,632              0.0%
                                      =============   =============    =============   =============    =============

2004: Life insurance in force         $  13,308,820   $   5,441,086    $          --   $   7,867,734              0.0%
                                      =============   =============    =============   =============    =============

         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance               $     107,503   $      53,822    $          --   $      53,681              0.0%
         Annuity                            326,976              --               --         326,976              0.0%
         Supplementary contracts              9,854              --               --           9,854
         Accident and health                  6,986           2,685               --           4,301              0.0%
                                      -------------   -------------    -------------   -------------    -------------

         Total premiums               $     451,319   $      56,507    $          --   $     394,812              0.0%
                                      =============   =============    =============   =============    =============

2003: Life insurance in force         $  13,263,273   $   5,592,969    $          --   $   7,670,304              0.0%
                                      =============   =============    =============   =============    =============

         Premiums and annuity,
         pension and other
         contract considerations:
         Life insurance               $     111,223   $     153,814    $          --   $     (42,591)             0.0%
         Annuity                            296,615              --               --         296,615              0.0%
         Supplementary contracts              6,509              --               --           6,509
         Accident and health                  8,030           2,866               --           5,164              0.0%
                                      -------------   -------------    -------------   -------------    -------------
         Total premiums               $     422,377   $     156,680    $          --   $     265,697              0.0%
                                      =============   =============    =============   =============    =============


See accompanying independent auditors' report.

                                     PART C

                                OTHER INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

Part A

Condensed financial information of the Registrant

Part B

The following financial statements are included in Part B hereof.

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

  -Report of Independent Registered Public Accounting Firm, dated April 26, 2006

  -Statements of Net Assets - December 31, 2005

  -Statements of Operations - For the Year Ended December 31, 2005

  -Statements of Changes in Net Assets For the Year Ended December 31, 2005

  -Statements of Changes in Net Assets For the Year Ended December 31, 2004

  -Notes to Financial Statements - December 31, 2005

HORACE MANN LIFE INSURANCE COMPANY

  -Report of Independent Registered Public Accounting Firm, dated April 26, 2006

  -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
   - As of December 31, 2005 and 2004

  -Statutory Statements of Operations - For the Years Ended December 31,
   2005, 2004 and 2003

  -Statutory Statements of Capital and Surplus - For the Years Ended December
   31, 2005, 2004 and 2003

  -Statutory Statements of Cash Flow - For the Years Ended December 31, 2005,
   2004 and 2003

  -Notes to Statutory Financial Statements - December 31, 2005, 2004 and 2003

(b) Exhibits

(1)   Resolution of Board of Directors (1).........

(2)   Agreements for custody ...................Not Applicable

(3)   Underwriting Agreement(1)...................

(4)   Form of Variable Annuity Contract (2)

(5)   Form of application (2)

(6)   Certificate of incorporation and bylaws (3)

(7)   Contract of Reinsurance ..................Not Applicable

(8)   Other Contracts ..........................Not Applicable

(9)   Opinion and Consent of Counsel ...........Filed herewith

(10)  Independent Registered Public Accounting Firm Consent .....Filed herewith

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm's Report
      thereon..... Filed herewith

(12)  Agreement regarding initial capital      Not Applicable......

--------------------------------------------------------------------------------
(1) Incorporated by reference to Post Effective Amendment 63 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated April 30, 1998 (File Nos. 2-24256 and 811-1343).

(2) Incorporated by reference to Post Effective Amendment 76 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated October 1, 2003 (File Nos. 2-24256 and 811-1343).

(3) Incorporated by reference to Pre Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).


Item 25.  Directors and Officers of the Depositor

         The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name                          Position & Office with Depositor
--------------------------    --------------------------------------------------
Peter H. Heckman              Director and Executive Vice President, Chief
                              Financial Officer

Ann M. Caparros               Director, Vice President, General Counsel,
                              Corporate Secretary & Chief Compliance Officer

Louis G. Lower II             Director, Chairman, President & Chief Executive
                              Officer

Paul D. Andrews               Director and Senior Vice President

Angela S. Christian           Vice President & Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                      |  Allegiance Life Insurance Company -------------------| Horace Mann Life Insurance Company
                                      |  IL FEIN # 95-1858796 NAIC # 62790                    | IL FEIN # 37-0726637 NAIC # 64513
                                      |
                                      |  Educators Life Insurance Company of America
                                      |  AZ FEIN # 86-0204233 NAIC # 75892
                                      |
                                      |  Horace Mann Service Corporation
                                      |  IL FEIN # 37-0972590
                                      |
                                      |  Well-Care Inc.
                                      |  IL FEIN # 37-0984609
                                      |
Horace Mann Educators Corporation ----|  Horace Mann Investors, Inc.
DE FEIN # 37-0911756                  |  MD FEIN # 37-0792966
                                      |
                                      |  Horace Mann Lloyds Management Corp.------------------| Horace Mann Lloyds
                                      |  TX FEIN # 37-1386476                                 | TX FEIN # 37-1386478 NAIC # 10996
                                      |
                                      |  Horace Mann Insurance Company------------------------| Horace Mann General Agency
                                      |  IL FEIN # 59-1027412 NAIC # 22578                    | TX FEIN # 76-0616793
                                      |
                                      |  Teachers Insurance Company
                                      |  IL FEIN # 23-1742051 NAIC # 22683
                                      |
                                      |  Horace Mann Property & Casualty Insurance Company
                                      |  CA FEIN # 95-2413390 NAIC # 22756

         The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners

         As of March 31, 2006, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 121,064, of which 116,846 were qualified contract owners and 4,218 were non-qualified Contract Owners.

Item 28. Indemnification

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Item 29.  Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.


Name                               Position with Underwriter
----                               -------------------------
Christopher M. Fehr                President

Peter H. Heckman                   Director

Ann M. Caparros                    Secretary

Diane M. Barnett                   Tax Compliance Officer

Angela S. Christian                Treasurer


(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2005:


                      Net
   Name of        Underwriting
  Principal       Discounts and   Compensation on    Brokerage
 Underwriter       Commission      Redemption       Commission   Compensation
---------------   -------------   ---------------   ----------   ------------
Horace Mann        $ 6,648,873         N/A             N/A             N/A
Investors, Inc.

---------------   -------------   ---------------   ----------   ------------

Item 30.  Location of Accounts and Records

         Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. It maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

         (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

         (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the Variable Annuity Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

         (c) The Registrant undertakes to file a post-effective amendment to its registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (d) The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (e) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written request.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 26th day of April, 2006.

         BY:   HORACE MANN INSURANCE COMPANY SEPARATE ACCOUNT
               ----------------------------------------------
                                  (Registrant)

         By:   Horace Mann Life Insurance Company
               ----------------------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                 By: /s/ LOUIS G. LOWER II
        -------------------                     ---------------------
        Ann M. Caparros                         Louis G. Lower II, President and
        Corporate Secretary                     Chief Executive Officer
        of the Depositor                        of the Depositor

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                              TITLE                         DATE
---------                              -----                         ----
/s/ LOUIS G. LOWER II         Director, Chairman, President    April 26, 2006
---------------------         and Chief Executive Officer
Louis G. Lower II

/s/ PETER H. HECKMAN          Director, Executive Vice          April 26, 2006
---------------------         President and Chief
Peter H. Heckman              Financial Officer

/s/ ANN M. CAPARROS           Director, Vice President,         April 26, 2006
---------------------         General Counsel,
Ann M. Caparros               Corporate Secretary and
                              Chief Compliance Officer

/s/ PAUL D. ANDREWS           Director and Senior Vice          April 26, 2006
---------------------         President
Paul D. Andrews

Exhibits

(9)      Opinion and Consent of Counsel

(10)     Independent Registered Public Accounting Firm Consent

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Registered Public Accounting Firm's Report thereon